REGISTRATION STATEMENT NO.333-101814
                                                                       811-21266

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 4

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               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

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                                  One Cityplace
                        HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[N/A] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[N/A] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[N/A] on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


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                   PIONEER ANNUISTAR PLUS ANNUITY PROSPECTUS:
               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

This prospectus describes PIONEER ANNUISTAR PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


Money Market Portfolio                                           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
AIM VARIABLE INSURANCE FUNDS, INC.                                  Pioneer Equity Income VCT Portfolio -- Class II Shares
   AIM V.I. Capital Appreciation Fund -- Series II                  Pioneer Europe VCT Portfolio -- Class II Shares
   AIM V.I. Mid Cap Core Equity -- Series II                        Pioneer Fund VCT Portfolio -- Class II Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Pioneer High Yield VCT Portfolio -- Class II Shares
   Franklin Rising Dividends Securities Fund --                     Pioneer International Value VCT Portfolio -- Class II
     Class 2 Shares                                                   Share
   Franklin Small Cap Fund -- Class 2 Shares                        Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   Templeton Foreign Securities Fund -- Class 2 Shares              Pioneer Oak Ridge Large Cap Growth VCT
GREENWICH STREET SERIES FUND                                          Portfolio -- Class II Shares
   Salomon Brothers Variable Aggressive Growth                      Pioneer Papp America-Pacific Rim VCT Portfolio --
     Fund -- Class II Shares(1)                                        Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                  Pioneer Papp Small & Mid Cap Growth VCT
   Oppenheimer Capital Appreciation Fund/VA --                         Portfolio -- Class II Shares
     Service Shares                                                 Pioneer Real Estate Shares VCT Portfolio -- Class II
   Oppenheimer Global Securities Fund/VA --                            Shares
     Service Shares                                                 Pioneer Small Cap Value VCT Portfolio  -- Class II Shares
PIONEER VARIABLE CONTRACTS TRUST                                    Pioneer Small Company VCT Portfolio -- Class II Shares
   Pioneer America Income VCT Portfolio -- Class II Shares          Pioneer Strategic Income VCT Portfolio -- Class II Shares
   Pioneer Balanced VCT Portfolio -- Class II Shares                Pioneer Value VCT Portfolio -- Class II Shares
   Pioneer Emerging Markets VCT Portfolio -- Class II Shares     SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                                    Total Return Fund -- Class II

--------------

(1)     Formerly Salomon Brothers Variable Emerging Growth
        Fund -- Class II Shares

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-291-2474 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004


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                                TABLE OF CONTENTS
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

Glossary............................................    3    The Annuity Period....................................    40
Summary................................................ 5       Maturity Date......................................    40
Fee Table.............................................. 9       Allocation of Annuity..............................    40
Condensed Financial Information........................14       Variable Annuity...................................    40
The Annuity Contract...................................14       Fixed Annuity......................................    41
   Contract Owner Inquiries............................15    Payment Options.......................................    41
   Purchase Payments...................................15       Election of Options................................    41
   Purchase Payment Credits............................15       Annuity Options....................................    42
   Accumulation Units..................................16       Variable Liquidity Benefit.........................    42
   The Variable Funding Options........................16    Miscellaneous Contract Provisions.....................    42
The Fixed Account......................................19       Right to Return....................................    42
Charges and Deductions.................................19       Termination........................................    43
   General.............................................19       Required Reports...................................    43
   Withdrawal Charge...................................20       Suspension of Payments.............................    43
   Free Withdrawal Allowance...........................21    The Separate Accounts.................................    43
   Transfer Charge.....................................21       Performance Information............................    44
   Administrative Charges..............................21    Federal Tax Considerations................................44
   Mortality and Expense Risk Charge...................21       General Taxation of Annuities..........................44
   Variable Benefit Charge.............................21       Types of Contracts: Qualified and Non-qualified........45
   Variable Liquidity Benefit Charge...................21       Qualified Annuity Contracts............................45
   Enhanced Stepped-Up Provision Charge................22         Taxation of Qualified Annuity Contracts..............45
   Guaranteed Minimum Withdrawal Benefit                          Mandatory Distributions for Qualified Plans..........45
     Charge............................................22       Non-qualified Annuity Contracts........................45
   Guaranteed Minimum Accumulation Benefit                        Diversification Requirements for
    Charge.............................................22           Variable Annuities.................................46
   Variable Funding Option Expenses....................22         Ownership of the Investments.........................46
   Premium Tax.........................................22         Taxation of Death Benefit Proceeds...................46
   Changes in Taxes Based upon                                  Other Tax Considerations...............................47
     Premium or Value..................................22         Treatment of Charges for Optional Death Benefits.....47
Transfers..............................................23         Penalty Tax for Premature Distribution...............47
   Dollar Cost Averaging...............................24         Puerto Rico Tax Considerations.......................47
Access to Your Money...................................24         Non-Resident Aliens..................................47
   Systematic Withdrawals..............................25    Other Information.....................................    47
Ownership Provisions...................................25       The Insurance Companies............................    47
   Types of Ownership..................................25       Financial Statements...............................    48
     Contract Owner....................................25       Distribution of Variable Annuity Contracts.........    48
     Beneficiary.......................................25       Conformity with State and Federal Laws.............    49
     Annuitant.........................................26       Voting Rights......................................    49
Death Benefit..........................................26       Restrictions on Financial Transactions.............    49
   Death Proceeds before the Maturity Date.............26       Legal Proceedings and Opinions.....................    50
   Enhanced Stepped-Up Provision.......................29    Appendix A: Condensed Financial Information for
   Payment of Proceeds.................................29       Travelers Insurance Company: Separate Account
   Spousal Contract Continuance........................31         Eleven..............................................A-1
   Beneficiary Contract Continuance....................31    Appendix B: Condensed Financial Information for
   Death Proceeds after the Maturity Date..............32       Travelers Life and Annuity Company: Separate
 Living Benefits.......................................32         Account Twelve......................................B-1
   Guaranteed Minimum Withdrawal Benefit...............32    Appendix C: The Fixed Account.........................   C-1
   Guaranteed Minimum Accumulation Benefit.............34    Appendix D: Nursing Home Waiver.......................   D-1
                                                             Appendix E: Contents of the Statement
                                                                of Additional Information..........................   E-1



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                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.


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UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.


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                                    SUMMARY:
                         PIONEER ANNUISTAR PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); The Travelers Life and Annuity Company sponsors the TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your


                                       5
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current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


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If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of
1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o PURCHASE PAYMENT CREDITS. For Contracts issued between April 1, 2004 and June 30, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 6.0% of the Purchase Payment. For Contracts issued prior to April 1, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.


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       o   ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.


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                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE..........................................8%(1)

(AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

TRANSFER CHARGE........................................    $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE..........................8%(3)

(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................$40(4)

---------------------------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

              YEARS SINCE PURCHASE                  WITHDRAWAL
                  PAYMENT MADE                        CHARGE
   ------------------------------------------- ----------------------
   GREATER THAN OR EQUAL TO   BUT LESS THAN
           0 years               3 years                8%
           3 years               4 years                7%
           4 years               5 years                6%
           5 years               6 years                5%
           6 years               7 years                4%
           7 years               8 years                3%
           8 years               9 years                2%
           9 years+                                     0%

(2)    We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

              YEARS SINCE INITIAL                   WITHDRAWAL
                PURCHASE PAYMENT                      CHARGE
   ------------------------------------------- ----------------------
   GREATER THAN OR EQUAL TO   BUT LESS THAN
           0 years               3 years                8%
           3 years               4 years                7%
           4 years               5 years                6%
           5 years               6 years                5%
           6 years               7 years                4%
           7 years               8 years                3%
           8 years               9 years                2%
           9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH         STEP-UP DEATH           ROLL-UP DEATH
                                                               BENEFIT                BENEFIT                 BENEFIT
                                                         ---------------------  ---------------------  ----------------------
Mortality and Expense Risk Charge.....................          1.40%                  1.55%                   1.75%
Administrative Expense Charge.........................          0.15%                  0.15%                   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED............................          1.55%                  1.70%                   1.90%
Optional E.S.P. Charge................................          0.20%                  0.20%                   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.........................................          1.75%                  1.90%                   2.10%
Optional GMAB Charge..................................          0.50%                  0.50%                   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED..............................................          2.05%                  2.20%                   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(5)......................................          2.25%                  2.40%                   2.60%
Maximum Optional GMWB Charge..........................          1.00%(6)               1.00%(6)                1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
SELECTED..............................................          2.55%                  2.70%                   2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB SELECTED.........................................          2.75%                  2.90%                   3.10%


---------------------------------

(5)    GMAB and GMWB cannot both be elected.

(6)    The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....               0.42%                         10.93%


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                ----------     -------------  ---------   ------------  ----------------    -----------
Money Market Portfolio.......      0.32%           --           0.10%        0.42%            --                 0.42%(1)
AIM VARIABLE INSURANCE
   FUNDS, INC.
   AIM V.I. Capital
     Appreciation Fund --
     Series II*..............      0.61%          0.25%         0.24%        1.10%            --                 1.10%
   AIM V.I. Mid Cap Core
     Equity -- Series II*....      0.73%          0.25%         0.34%        1.32%            --                 1.32%(2)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund --
     Class 2 Shares*.........      0.74%          0.25%         0.03%        1.02%           0.01%               1.01%(3)
   Franklin Small Cap Fund --
     Class 2 Shares*.........      0.51%          0.25%         0.29%        1.05%           0.04%               1.01%(4)
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............      0.69%          0.25%         0.22%        1.16%           0.04%               1.12%(5)
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable
     Aggressive Growth
     Fund -- Class II Shares*.     0.95%          0.25%         0.44%        1.64%            --                 1.64%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares*.........      0.65%          0.25%         0.04%        0.94%            --                 0.94%
   Oppenheimer Global
     Securities Fund/VA --
     Service Shares*.........      0.63%          0.25%         0.05%        0.93%            --                 0.93%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio --
     Class II Shares*........      0.55%          0.25%         0.21%        1.01%            --                 1.01%
   Pioneer Balanced VCT
     Portfolio --
     Class II Shares*........      0.65%          0.25%         0.21%        1.11%            --                 1.11%
   Pioneer Emerging Markets
     VCT Portfolio --
     Class II Shares*........      1.15%          0.25%         1.25%        2.65%           0.66%               1.99%(6)
   Pioneer Equity Income
     VCT Portfolio --
     Class II Shares*........      0.65%          0.25%         0.12%        1.02%            --                 1.02%
   Pioneer Europe VCT
     Portfolio --
     Class II Shares*........      1.00%          0.25%         1.50%        2.75%           0.96%               1.79%(6)
   Pioneer Fund VCT
     Portfolio --
     Class II Shares*........      0.65%          0.25%         0.10%        1.00%            --                 1.00%
   Pioneer Growth Shares
     VCT Portfolio --
     Class II Shares*........      0.70%          0.25%         0.49%        1.44%            --                 1.44%
   Pioneer High Yield
     VCT Portfolio --
     Class II Shares*........      0.65%          0.25%         0.19%        1.09%            --                 1.09%
   Pioneer International
     Value VCT Portfolio --
     Class II Shares*........      1.00%          0.25%         0.77%        2.02%            --                 2.02%(7)
   Pioneer Mid Cap Value
     VCT Portfolio --
     Class II Shares*........      0.65%          0.25%         0.10%        1.00%            --                 1.00%



                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                ----------     -------------  ---------   ------------  ----------------    -----------
PIONEER VARIABLE CONTRACTS
   TRUST (CONTINUED)
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio -- Class II
     Shares*.................      0.75%          0.25%         4.77%        5.77%           4.82%               0.95%(8)
   Pioneer Papp
     America-Pacific Rim VCT
     Portfolio* -- Class II
     Shares*.................      0.75%          0.25%         4.77%        5.77%           4.82%               0.95%(8)
   Pioneer Papp Small & Mid
     Cap Growth VCT
     Portfolio --
     Class II Shares*........      0.75%          0.25%         5.23%        6.23%           5.23%               1.00%(9)
   Pioneer Real Estate
     Shares VCT Portfolio --
     Class II Shares*........      0.80%          0.25%         0.23%        1.28%            --                 1.28%
   Pioneer Small Cap Value
     VCT Portfolio --
     Class II Shares*........      0.75%          0.25%         1.65%        2.65%           1.07%               1.58%(6)
   Pioneer Small Company
     VCT Portfolio --
     Class II Shares*........      0.75%          0.25%         1.67%        2.67%           1.15%               1.52%(6)
   Pioneer Strategic Income
     VCT Portfolio --
     Class II Shares*........      0.65%          0.25%         0.59%        1.49%            --                 1.49%(6)
   Pioneer Value VCT
     Portfolio --
     Class II Shares*........      0.75%          0.25%         9.93%       10.93%           9.43%               1.50%(10)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   Total Return Fund --
     Class II*...............      0.80%          0.25%         0.20%        1.25%            --                 1.25%


--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

 (1) Fund has a voluntary waiver of 0.40%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (2) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.

 (3) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (6) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

 (7)   Estimated for the portfolio's current fiscal year.

 (8) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the

       Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005. See the statement of additional information for details regarding the expense limitation agreement.

 (9) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005. See the statement of additional information for details regarding the expense limitation agreement.

(10) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class I shares.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).



                                           IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN            ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- ---------  --------- --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total        1158      1891       2444      3825      358      1091       1844       3825
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............   2143      4475       6203      9086     1343      3675       5603       9086


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).


                                           IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN             ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- ---------  --------- --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total        1099      1715       2156      3278      299       915       1556       3278
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............   2090      4351       6045      8944     1290      3551       5445       8944


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.


                                           IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN             ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- ---------  --------- --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total        1109      1744       2205      3372      309       944       1605       3372
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............   2099      4372       6072      8968     1299      3572       5472       8968


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Pioneer Annuistar Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       80
      Annual Step-Up Death Benefit                                                 79
      Roll Up Death Benefit                                                        75
      Enhanced Stepped-Up Provision (E.S.P)                                        75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-703-0527.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For Contracts issued between April 1, 2004 and June 30, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to April 1, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

       (a)    you return your Contract during the right to return;

       (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

       (c) you surrender or terminate your Contract within 12 months after the Contract Date.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits applied after the first Contract Year. Until the permission is granted, we will not deduct Purchase Payment Credits applied after the first Contract Year in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund     Seeks growth of capital. The Fund           A I M Advisers, Inc.
    -- Series II                          normally invests in common stocks of
                                          companies that may benefit from new or
                                          innovative products, services or
                                          processes and those that have
                                          above-average long-term earnings
                                          growth.

   AIM V.I. Mid Cap Core Equity --        Seeks  long-term growth of capital. The     A I M Advisers, Inc.
     Series II                            Fund normally invests in equity
                                          securities, including convertible
                                          securities, of mid-cap companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends              Seeks long-term capital appreciation.       Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares    Preservation of capital is an important
                                          secondary consideration. The Fund
                                          normally invests in investments of
                                          companies that have paid rising
                                          dividends.

   Franklin Small Cap Fund --             Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Class 2 Shares                       Fund normally invests in small
                                          capitalization companies.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    -- Class 2 Shares                     Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

GREENWICH STREET SERIES FUND
   Salomon Brothers Variable              Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class      normally invests in common stocks of        ("SBAM")
     II Shares                            companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500. The Fund may invest in
                                          the securities of large, well-known
                                          companies, but a significant portion
                                          of Fund assets may also be invested in
                                          small to medium sized companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation       Seeks capital appreciation. The Fund        OppenheimerFunds, Inc.
     Fund/VA -- Service Shares            normally invests in the common stocks
                                          of growth companies that may be new
                                          companies or well-established companies.



               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Oppenheimer Global Securities          Seeks long-term capital appreciation.       OppenheimerFunds, Inc.
     Fund/VA -- Service Shares            The Fund normally invests in common
                                          stocks of foreign issuers,
                                          "growth-type" companies, cyclical
                                          industries and special situations that
                                          are considered to have appreciation
                                          possibilities.

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT             Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         as is consistent with preservation of
                                          capital. The Fund normally invests
                                          exclusively in U.S. Government
                                          securities and repurchase agreements
                                          and "when issued" commitments with
                                          respect to these securities.

   Pioneer Balanced VCT Portfolio --      Seeks capital growth and current            Pioneer Investment Management, Inc.
     Class II Shares                      income. The Fund normally invests in a      Subadviser: Prudential Investment
                                          diversified portfolio of equity             Management, Inc.
                                          securities and bonds and it is actively
                                          managed based on quantitative analysis
                                          and techniques.

   Pioneer Emerging Markets VCT           Seeks long-term growth of capital. The      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Fund normally invests in the securities
                                          of emerging market corporate and
                                          government issuers, with an emphasis on
                                          equities.

   Pioneer Equity Income VCT              Seeks current income and long-term          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         growth of capital. The Fund normally
                                          invests in income producing equity
                                          securities of U.S. issuers.

   Pioneer Europe VCT Portfolio --        Seeks long-term growth of capital. The      Pioneer Investment Management, Inc.
     Class II Shares                      Fund normally invests in equity
                                          securities of European issuers.

   Pioneer Fund VCT Portfolio --          Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                      growth. The Fund normally invests in
                                          equity securities believed to be
                                          selling at reasonable prices or
                                          discounts to their underlying values.

   Pioneer Growth Shares VCT              Seeks appreciation of capital. The Fund     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in equity securities
                                          believed to have above average
                                          potential for earnings and revenue
                                          growth.

   Pioneer High Yield VCT Portfolio --    Seeks to maximize total return through      Pioneer Investment Management, Inc.
     Class II Shares                      a combination of income and capital
                                          appreciation. The Fund normally
                                          invests in below investment grade debt
                                          securities and preferred stocks.

   Pioneer International Value VCT        Seeks long-term capital growth. The         Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Fund normally invests in equity
                                          securities of non-U.S. issuers located
                                          in both developed and emerging markets.

   Pioneer Mid Cap Value VCT              Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in the equity
                                          securities of mid-size companies.

   Pioneer Oak Ridge Large Cap Growth     Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares     normally invests in equity securities       Subadviser: Oak Ridge Investments,
                                          of large capitalization U.S. companies      LLC
                                          and seeks to invest in issuers with
                                          above average potential for earnings
                                          growth.

   Pioneer Papp America-Pacific Rim       Seeks long term capital growth. The         Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares     Fund normally invests in equity             Subadviser: L. Roy Papp &
                                          securities of issuers that have
                                          Associates, LLP substantial sales to,
                                          or receive signficant income from,
                                          countries within the Pacific Rim, and
                                          seeks to invest in issuers with above
                                          average potential for earnings growth.

   Pioneer Papp Small & Mid Cap           Seeks long term capital growth. The         Pioneer Investment Management, Inc.
     Growth VCT Portfolio -- Class II     Fund normally invests in equity             Subadviser: L. Roy Papp &
     Shares                               securities of small and                     Associates, LLP
                                          mid-capitalization issuers and seeks
                                          to invest in issuers with above
                                          average potential for earnings growth.



               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Pioneer Real Estate Shares VCT         Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Secondarily seeks income. The Fund
                                          normally invests in equity securities
                                          of real estate investment trusts and
                                          other real estate industry issuers.

   Pioneer Small Cap Value VCT            Seeks capital growth. The Fund normally     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         invests in equity securities of small
                                          companies believed to be selling at
                                          substantial discounts to their
                                          underlying values.

   Pioneer Small Company VCT              Seeks capital growth. The Fund normally     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         invests in equity securities of small
                                          companies.

   Pioneer Strategic Income VCT           Seeks a high level of current income.       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         The Fund normally invests in debt
                                          securities from a broad range of
                                          issuers and segments of the debt
                                          securities market.

   Pioneer Value VCT Portfolio --         Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                      growth. The Fund normally invests in a
                                          broad list of carefully selected,
                                          reasonably priced equity securites of
                                          U.S. issuers.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   Total Return Fund -- Class II          Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income.  The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.



                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

                  YEARS SINCE PURCHASE                  WITHDRAWAL
                      PAYMENT MADE                        CHARGE
       ------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years               3 years                8%
               3 years               4 years                7%
               4 years               5 years                6%
               5 years               6 years                5%
               6 years               7 years                4%
               7 years               8 years                3%
               8 years               9 years                2%
               9 years+                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

       o   under the Managed Distribution Program or

       o under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                    YEARS SINCE INITIAL                   WITHDRAWAL
                      PURCHASE PAYMENT                      CHARGE
         ------------------------------------------- ----------------------
         GREATER THAN OR EQUAL TO   BUT LESS THAN
                 0 years               3 years                8%
                 3 years               4 years                7%
                 4 years               5 years                6%
                 5 years               6 years                5%
                 6 years               7 years                4%
                 7 years               8 years                3%
                 8 years               9 years                2%
                 9 years+                                     0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Variable Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

o    the death benefit will not be payable upon the Annuitant's death

o    the Contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

       o   Standard Death Benefit

       o   Annual Step-Up Death Benefit

       o   Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

       (1) your Contract Value on the Death Report Date, or

       (2) your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT
We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

       (1) your Contract Value on the Death Report Date,

       (2) your Adjusted Purchase Payment described below* or

       (3) the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

--------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies before age 80, the death
benefit will be the greatest of:                          o   the Contract Value on the Death Report Date
                                                          o   your adjusted Purchase Payment, described below*
                                                          o   the Step-Up Value, if any, described below or
                                                          o   the Roll-Up Death Benefit Value, described below; or
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                          o   the Contract Value on the Death Report Date

                                                          o   your adjusted Purchase Payment, described below*;

                                                          o   the Step-Up Value, if any, as described below or

                                                          o   the Roll-Up Death Benefit Value, described below, on the
                                                              Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below)
                                                              that occur after the Annuitant's 80th birthday
--------------------------------------------------------------------------------------------------------------------------


* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment would be 50,000-9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                                                          NON-QUALIFIED CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spousal beneficiary            Yes
ANNUITANT)                             or if none, to the           elects to continue the Contract.
                                       surviving joint owner.

                                                                    A spouse who is not the beneficiary may
                                                                    decline to receive the proceeds and
                                                                    instruct the company to pay the
                                                                    beneficiary who may elect to continue
                                                                    the Contract.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or unless, there is a CONTINGENT
                                                                    ANNUITANT. Then, the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and the
                                                                    Contract continues in effect (generally
                                                                    using the original MATURITY DATE). The
                                                                    proceeds will then be paid upon the
                                                                    death of the CONTINGENT ANNUITANT or
                                                                    owner.

------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.

------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL ENTITY/TRUST)               (or if none, to the                                                    ANNUITANT is
                                       owner.                                                                 treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------


                                                           QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

          o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

          o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include Purchase Payment Credits. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

For example, assume your initial Purchase Payment is $100,000, and a withdrawal of $10,000 is taken in Contract Year two:


------------------------------------------------------------------------------------------------------------------------------------
                                  ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE           RBB                AWB (5%)           VALUE              RBB               AWB (5%)
------------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  CONTRACT DATE        $106,000         $100,000              $5,000          $106,000         $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $121,900         $100,000              $5,000          $90,100          $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER                     $91,797               $4,590                           $88,901              $4,445
  WITHDRAWAL,
  CONTRACT YEAR                    [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
  TWO                  $111,900   x 10,000/121,900)]    x 10,000/121,900)]    $80,100     x 10,000/90,100)]   x 10,000/90,100)]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL SURRENDER
  REDUCTION)            $10,000          $8,203                $410           $10,000          $11,099               $555
------------------------------------------------------------------------------------------------------------------------------------



Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value minus any Purchase Payment Credits received 12 months prior to the reset date. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB.

Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.


                                                   EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
------------------------------------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000      Not Applicable       $106,000          $100,000       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $121,900          $100,000         $100,000          $90,100           $100,000          $100,000
------------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                               $9,900(2)
------------------------------------------------------------------------------------------------------------------------------------

--------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


                             EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
------------------------------------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE         CALCULATION
                      CONTRACT VALUE        PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000         $100,000          $106,000          $100,000          $100,000
------------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
------------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,600          $10,000          $110,000          $130,600          $10,000           $100,000
------------------------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.


                                  EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $121,900          $100,000          Not Applicable        Not Applicable       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                      10,000/121,900]
WITHDRAWAL                    $111,900          $90,000               $10,000               $8,203               $10,000
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER        $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO     $90,100          $100,000          Not Applicable        Not Applicable       Not Applicable
PARTIAL WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY              $80,100          $88,901               $10,000             [100,000 x             $11,099
FOLLOWING PARTIAL                                                                       10,000/90,100]
WITHDRAWAL                                                                                 $11,099
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:
     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                               CLASS B SUBACCOUNTS/ UNDERLYING
                                                                                                        FUNDS

AIM VARIABLE INSURANCE FUNDS, INC               PIONEER VARIABLE CONTRACTS TRUST (CONT)             Money Market Portfolio
AIM V.I. Capital Appreciation Fund --           Pioneer High Yield VCT Portfolio --                 PIONEER VARIABLE CONTRACTS TRUST
Series II                                       Class II Shares                                     Pioneer America Income VCT
AIM V.I. Mid Cap Core Equity -- Series II       Pioneer International Value VCT                     Portfolio -- Class II Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE           Portfolio -- Class II Shares                        Pioneer Strategic Income VCT
PRODUCTS TRUST                                  Pioneer Mid Cap Value VCT Portfolio --              Portfolio -- Class II Shares
Franklin Rising Dividends Securities            Class II Shares
Fund -- Class 2 Shares                          Pioneer Oak Ridge Large Cap Growth VCT
Franklin Small Cap Fund -- Class 2              Portfolio -- Class II Shares
Shares                                          Pioneer Papp America-Pacific Rim VCT
Templeton Foreign Securities Fund --            Portfolio -- Class II Shares
Class 2 Shares                                  Pioneer Papp Small & Mid Cap Growth VCT
GREENWICH STREET SERIES FUND                    Portfolio -- Class II Shares
Salomon Brothers Variable Aggressive            Pioneer Real Estate Shares VCT
Growth Fund -- Class II Shares                  Portfolio -- Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS              Pioneer Small Cap Value VCT Portfolio --
Oppenheimer Capital Appreciation                Class II Shares
Fund/VA -- Service Shares                       Pioneer Small Company VCT Portfolio --
Oppenheimer Global Securities                   Class II Shares
Fund/VA -- Service Shares                       Pioneer Value VCT Portfolio -- Class II
PIONEER VARIABLE CONTRACTS TRUST                Shares
Pioneer Balanced VCT Portfolio --               SALOMON BROTHERS VARIABLE SERIES FUNDS
Class II Shares                                 INC.
Pioneer Emerging Markets VCT Portfolio          Total Return Fund -- Class II
-- Class II Shares
Pioneer Equity Income VCT Portfolio --
Class II Shares
Pioneer Europe VCT Portfolio --
Class II Shares
Pioneer Fund VCT Portfolio --
Class II Shares
Pioneer Growth Shares VCT Portfolio --
Class II Shares



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS
o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.
o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.
o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.
o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday of Qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P, GMAB. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and is distributed by its affiliate, Pioneer Funds Distributor, Inc. ("PFD"). The Company and TDLLC have entered into a distribution arrangement with PFD under which a fee is payable by the Company and TDLLC to PFD based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------
               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)............................   2003        1.000           0.994                  91,318

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund --
   Series II (9/03).........................................   2003        1.000           1.225                  15,956

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (8/03).........................................   2003        1.000           1.244                  50,443

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (7/03)....................................   2003        1.000           1.216                  15,562

   Franklin Small Cap Fund -- Class 2 Shares (9/03).........   2003        1.000           1.335                   7,435

   Templeton Foreign Securities Fund --
   Class 2 Shares (9/03)....................................   2003        1.000           1.338                   8,952

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class II Shares (9/03)...........................   2003        1.000           1.257                  12,035

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (9/03)............................................   2003        1.000           1.233                   3,553

   Oppenheimer Global Securities Fund/VA --
   Service Shares (8/03)....................................   2003        1.000           1.413                   6,739

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio --
   Class II Shares (11/03)..................................   2003        1.000           0.995                  78,737


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio --                           2003        1.000           1.110                  13,104
   Class II Shares (10/03)..................................

   Pioneer Emerging Markets VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.510                  10,089

   Pioneer Equity Income VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.205                  21,997

   Pioneer Europe VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.283                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (8/03)......  2003        1.000           1.213                  19,404

   Pioneer Growth Shares VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.154                  16,323

   Pioneer High Yield VCT Portfolio --
   Class II Shares (8/03)...................................   2003        1.000           1.152                  23,361

   Pioneer International Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.290                   8,905

   Pioneer Mid Cap Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.324                   2,823

   Pioneer Real Estate Shares VCT Portfolio --
   Class II Shares (7/03)...................................   2003        1.000           1.261                  11,099

   Pioneer Small Cap Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.355                   1,360

   Pioneer Small Company VCT Portfolio --
   Class II Shares (8/03)...................................   2003        1.000           1.285                      --

   Pioneer Strategic Income VCT Portfolio --
   Class II Shares (7/03)...................................   2003        1.000           1.089                 286,913

   Pioneer Value VCT Portfolio -- Class II Shares (9/03).....  2003        1.000           1.192                  14,987

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (8/03)......................  2003        1.000           1.115                   7,880


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)............................   2003        1.000           0.988                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund --
   Series II (9/03).........................................   2003        1.000           1.217                      --

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (8/03).........................................   2003        1.000           1.237                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (7/03)....................................   2003        1.000           1.208                      --

   Franklin Small Cap Fund -- Class 2 Shares (9/03)..........  2003        1.000           1.326                      --

   Templeton Foreign Securities Fund --
   Class 2 Shares (9/03)....................................   2003        1.000           1.330                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class II Shares (9/03)............................  2003        1.000           1.249                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (9/03)............................................   2003        1.000           1.225                      --

   Oppenheimer Global Securities Fund/VA --
   Service Shares (8/03)....................................   2003        1.000           1.404                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio --
   Class II Shares (11/03)..................................   2003        1.000           0.989                      --

   Pioneer Balanced VCT Portfolio --
   Class II Shares (10/03)..................................   2003        1.000           1.103                      --

   Pioneer Emerging Markets VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.501                      --

   Pioneer Equity Income VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.197                      --

   Pioneer Europe VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.275                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Fund VCT Portfolio -- Class II Shares (8/03)......  2003        1.000           1.205                      --

   Pioneer Growth Shares VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.146                      --

   Pioneer High Yield VCT Portfolio --
   Class II Shares (8/03)...................................   2003        1.000           1.145                      --

   Pioneer International Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.282                      --

   Pioneer Mid Cap Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.315                      --

   Pioneer Real Estate Shares VCT Portfolio --
   Class II Shares (7/03)...................................   2003        1.000           1.253                      --

   Pioneer Small Cap Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.346                      --

   Pioneer Small Company VCT Portfolio --
   Class II Shares (8/03)...................................   2003        1.000           1.277                      --

   Pioneer Strategic Income VCT Portfolio --
   Class II Shares (7/03)...................................   2003        1.000           1.082                      --

   Pioneer Value VCT Portfolio -- Class II Shares (9/03).....  2003        1.000           1.184                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (8/03)......................  2003        1.000           1.108                      --


                                      NOTES

Effective May 3, 2004, the Greenwich Street Series Fund: Salomon Brothers Variable Emerging Growth Fund -- Class II shares changed its name to Salomon Brothers Variable Aggressive Growth Fund.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (5/03)............................   2003        1.000           0.994               2,282,924

AIM Variable Insurance Funds, Inc
   AIM V.I. Capital Appreciation Fund --
   Series II (6/03).........................................   2003        1.000           1.225                 438,519

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (6/03).........................................   2003        1.000           1.244                 207,276

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (6/03)....................................   2003        1.000           1.216                 490,925

   Franklin Small Cap Fund -- Class 2 Shares (6/03).........   2003        1.000           1.335                 136,305

   Templeton Foreign Securities Fund --
   Class 2 Shares (6/03)....................................   2003        1.000           1.338                 354,061

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class II Shares (6/03)...........................   2003        1.000           1.257                 388,371

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2003        1.000           1.233                 553,903

   Oppenheimer Global Securities Fund/VA --
   Service Shares (6/03)....................................   2003        1.000           1.413                 538,318

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio --
   Class II Shares (5/03)...................................   2003        1.000           0.995                 727,262


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio --                           2003        1.000           1.110               1,352,707
   Class II Shares (6/03)...................................

   Pioneer Emerging Markets VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.510                  99,808

   Pioneer Equity Income VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.205                 764,575

   Pioneer Europe VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.283                  12,781

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)......  2003        1.000           1.213               2,035,041

   Pioneer Growth Shares VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.154                 706,463

   Pioneer High Yield VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.152               4,494,810

   Pioneer International Value VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.290                 278,342

   Pioneer Mid Cap Value VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.324                 356,319

   Pioneer Real Estate Shares VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.261                 507,422

   Pioneer Small Cap Value VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.355                 477,289

   Pioneer Small Company VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.285                  25,055

   Pioneer Strategic Income VCT Portfolio --
   Class II Shares (5/03)...................................   2003        1.000           1.089                 652,477

   Pioneer Value VCT Portfolio -- Class II Shares (6/03).....  2003        1.000           1.192                 304,001

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)......................  2003        1.000           1.115                 498,482


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (5/03)............................   2003        1.000           0.988                  12,446

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund --
   Series II (6/03).........................................   2003        1.000           1.217                  17,132

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (6/03).........................................   2003        1.000           1.237                  53,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (6/03)....................................   2003        1.000           1.208                 256,644

   Franklin Small Cap Fund -- Class 2 Shares (6/03)..........  2003        1.000           1.326                   7,904

   Templeton Foreign Securities Fund --
   Class 2 Shares (6/03)....................................   2003        1.000           1.330                  19,832

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class II Shares (6/03)............................  2003        1.000           1.249                  96,304

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2003        1.000           1.225                  72,815

   Oppenheimer Global Securities Fund/VA --
   Service Shares (6/03)....................................   2003        1.000           1.404                  24,647

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio --
   Class II Shares (5/03)...................................   2003        1.000           0.989                   6,698

   Pioneer Balanced VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.103                 869,720

   Pioneer Emerging Markets VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.501                  13,750

   Pioneer Equity Income VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.197                  62,477

   Pioneer Europe VCT Portfolio -- Class II Shares (6/03)....  2003        1.000           1.275                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)......   2003        1.000           1.205                  81,704

   Pioneer Growth Shares VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.146                   4,572

   Pioneer High Yield VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.145               1,355,872

   Pioneer International Value VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.282                   2,286

   Pioneer Mid Cap Value VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.315                  85,990

   Pioneer Real Estate Shares VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.253                  61,196

   Pioneer Small Cap Value VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.346                  42,069

   Pioneer Small Company VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.277                     576

   Pioneer Strategic Income VCT Portfolio --
   Class II Shares (5/03)....................................   2003        1.000           1.082                  91,426

   Pioneer Value VCT Portfolio -- Class II Shares (6/03).....   2003        1.000           1.184                  39,816

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)......................   2003        1.000           1.108                  88,478


                                      NOTES

Effective May 3, 2004, the Greenwich Street Series Fund: Salomon Brothers Variable Emerging Growth Fund -- Class II shares changed its name to Salomon Brothers Variable Aggressive Growth Fund.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------
                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------
                     WAIVER OF WITHDRAWAL CHARGE FOR NURSING
             HOME CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70
                 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.


                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

       (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

       (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

       (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

       (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

       (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months prior to the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------
               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Accountants
                              Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19932S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19932S-TLAC.

Name:
             -------------------------------------------------------------------
Address:
             -------------------------------------------------------------------

             -------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19932                                                              May 3, 2004
                                                                   15423-00-0404

                            TRAVELERS LIFE & ANNUITY
                  PORTFOLIO ARCHITECT PLUS ANNUITY PROSPECTUS:

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                                 PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                        Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                         Total Return Portfolio -- Administrative Class
Money Market Portfolio                                                    PUTNAM VARIABLE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                         Putnam VT Small Cap Value Fund -- Class IB Shares
   AllianceBernstein Premier Growth Portfolio -- Class B                  SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
AMERICAN FUNDS INSURANCE SERIES                                              All Cap Fund -- Class I
   Global Growth Fund -- Class 2 Shares                                      Investors Fund -- Class I
   Growth Fund -- Class 2 Shares                                             Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                                      Small Cap Growth Fund -- Class I
DELAWARE VIP TRUST                                                        THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                                Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                             Disciplined Mid Cap Stock Portfolio
   Appreciation Portfolio -- Initial Shares                                  Equity Income Portfolio
   Developing Leaders Portfolio -- Initial Shares                            Federated High Yield Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                         Federated Stock Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                           Large Cap Portfolio
   Templeton Developing Markets Securities Fund -- Class 2 Shares            Lazard International Stock Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                       Merrill Lynch Large Cap Core Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                        MFS Emerging Growth Portfolio
GREENWICH STREET SERIES FUND                                                 MFS Mid Cap Growth Portfolio
   Equity Index Portfolio -- Class II Shares                                 MFS Value Portfolio
   Salomon Brothers Variable Aggressive Growth Fund -- Class I Shares(1)     Pioneer Fund Portfolio
   Salomon Brothers Variable Growth & Income Fund -- Class I Shares          Social Awareness Stock Portfolio
JANUS ASPEN SERIES                                                           Travelers Quality Bond Portfolio
   Global Technology Portfolio -- Service Shares                             U.S. Government Securities Portfolio
LAZARD RETIREMENT SERIES, INC.                                            TRAVELERS SERIES FUND INC.
   Lazard Retirement Small Cap Portfolio                                     AIM Capital Appreciation Portfolio
LORD ABBETT SERIES FUND, INC.                                                MFS Total Return Portfolio
   Growth and Income Portfolio                                               Pioneer Strategic Income Portfolio(3)
   Mid-Cap Value Portfolio                                                   SB Adjustable Rate Income Portfolio - Class I
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                                    Strategic Equity Portfolio
   Merrill Lynch Global Allocation V.I. Fund -- Class III                 VAN KAMPEN LIFE INVESTMENT TRUST
   Merrill Lynch Small Cap Value V.I. Fund -- Class III                      Comstock Portfolio Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                        VARIABLE INSURANCE PRODUCTS FUND II
   Oppenheimer Main Street Fund/VA -- Service Shares(2)                      Contrafund(R)Portfolio -- Service Class 2
                                                                          VARIABLE INSURANCE PRODUCTS FUND III
                                                                             Dynamic Capital Appreciation Portfolio -- Service Class
                                                                             Mid Cap Portfolio -- Service Class 2

----------
(1)  Formerly Salomon Brothers Variable Emerging Growth Fund
(2)  Formerly Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares
(3)  Formerly Putnam Diversified Income Portfolio

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                                         TABLE OF CONTENTS

Glossary...................................................   3       The Annuity Period.......................................  44
Summary....................................................   5          Maturity Date.........................................  44
Fee Table..................................................   9          Allocation of Annuity.................................  44
Condensed Financial Information............................  15          Variable Annuity......................................  44
The Annuity Contract.......................................  15          Fixed Annuity.........................................  45
   Contract Owner Inquiries................................  17       Payment Options..........................................  45
   Purchase Payments.......................................  17          Election of Options...................................  45
   Purchase Payment Credits................................  17          Annuity Options.......................................  45
   Accumulation Units......................................  18          Variable Liquidity Benefit............................  46
   The Variable Funding Options............................  18       Miscellaneous Contract Provisions........................  46
The Fixed Account..........................................  23          Right to Return.......................................  46
Charges and Deductions.....................................  23          Termination...........................................  47
   General.................................................  23          Required Reports......................................  47
   Withdrawal Charge.......................................  24          Suspension of Payments................................  47
   Free Withdrawal Allowance...............................  25       The Separate Accounts....................................  47
   Transfer Charge.........................................  25          Performance Information...............................  48
   Administrative Charges..................................  25       Federal Tax Considerations...............................  48
   Mortality and Expense Risk Charge.......................  25          General Taxation of Annuities.........................  48
   Variable Liquidity Benefit Charge.......................  26          Types of Contracts: Qualified and Non-qualified.......  48
   Enhanced Stepped-Up Provision Charge....................  26          Qualified Annuity Contracts...........................  48
   Guaranteed Minimum Withdrawal Benefit                                   Taxation of Qualified Annuity Contracts.............  49
     Charge................................................  26            Mandatory Distributions for Qualified Plans.........  49
   Guaranteed Minimum Accumulation Benefit                               Non-qualified Annuity Contracts.......................  49
     Charge................................................  26            Diversification Requirements for
   Variable Funding Option Expenses........................  26               Variable Annuities...............................  50
   Premium Tax.............................................  26            Ownership of the Investments........................  50
   Changes in Taxes Based upon                                             Taxation of Death Benefit Proceeds..................  50
     Premium or Value......................................  27          Other Tax Considerations..............................  50
Transfers..................................................  27            Treatment of Charges for Optional
   Dollar Cost Averaging...................................  28               Benefits.........................................  50
Access to Your Money.......................................  28            Penalty Tax for Premature Distribution..............  50
   Systematic Withdrawals..................................  29            Puerto Rico Tax Considerations......................  51
Ownership Provisions.......................................  29            Non-Resident Aliens.................................  51
   Types of Ownership......................................  29       Other Information........................................  51
     Contract Owner........................................  29          The Insurance Companies...............................  51
     Beneficiary...........................................  30          Financial Statements..................................  51
     Annuitant.............................................  30          Distribution of Variable Annuity Contracts............  51
Death Benefit..............................................  30          Conformity with State and Federal Laws................  53
   Death Proceeds before the Maturity Date.................  30          Voting Rights.........................................  53
   Enhanced Stepped-Up Provision...........................  32          Restrictions on Financial Transactions................  53
   Payment of Proceeds.....................................  33          Legal Proceedings and Opinions........................  53
   Spousal Contract Continuance............................  35       Appendix A: Condensed Financial Information
   Beneficiary Contract Continuance........................  35          for Travelers Insurance Company: Separate
   Planned Death Benefit...................................  35            Account Eleven......................................  A-1
   Death Proceeds after the Maturity Date..................  36       Appendix B: Condensed Financial Information
 Living Benefits...........................................  36          for Travelers Life and Annuity Company:
   Guaranteed Minimum Withdrawal Benefit...................  36            Separate Account Twelve.............................  B-1
   Guaranteed Minimum Accumulation Benefit.................  38       Appendix C: The Fixed Account............................  C-1
                                                                      Appendix D: Nursing Home Waiver .........................  D-1
                                                                      Appendix E: Contents of the Statement
                                                                         of Additional Information.............................  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        PORTFOLIO ARCHITECT PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); The Travelers Life and Annuity Company sponsors the TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in Contract Year nine and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o PURCHASE PAYMENT CREDITS. If the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
================================================================================

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE................................................  8%(1)

     (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

     TRANSFER CHARGE..................................................  $10(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

     VARIABLE LIQUIDITY BENEFIT CHARGE................................  8%(3)
     (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................  $40(4)


----------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

        YEARS SINCE PURCHASE PAYMENT MADE              WITHDRAWAL CHARGE
-----------------------------------------------------------------------------
  GREATER THAN OR EQUAL TO       BUT LESS THAN
          0 years                   3 years                   8%
          3 years                   4 years                   7%
          4 years                   5 years                   6%
          5 years                   6 years                   5%
          6 years                   7 years                   4%
          7 years                   8 years                   3%
          8 years                   9 years                   2%
          9 years+                                            0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT             WITHDRAWAL CHARGE
-----------------------------------------------------------------------------
  GREATER THAN OR EQUAL TO       BUT LESS THAN
          0 years                   3 years                   8%
          3 years                   4 years                   7%
          4 years                   5 years                   6%
          5 years                   6 years                   5%
          6 years                   7 years                   4%
          7 years                   8 years                   3%
          8 years                   9 years                   2%
          9 years+                                            0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                       STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT      ROLL-UP DEATH BENEFIT
                                                     -------------------------- -------------------------  -------------------------
Mortality and Expense Risk Charge                              1.40%                      1.55%                      1.75%
Administrative Expense Charge                                  0.15%                      0.15%                      0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED                                     1.55%                      1.70%                      1.90%
Optional E.S.P. Charge                                         0.20%                      0.20%                      0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED                                                  1.75%                      1.90%                      2.10%
Optional GMAB Charge                                           0.50%                      0.50%                      0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB
ONLY SELECTED                                                  2.05%                      2.20%                      2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMAB SELECTED(5)                                           2.25%                      2.40%                      2.60%
Maximum Optional GMWB Charge                                   1.00%(6)                   1.00%(6)                   1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
ONLY SELECTED                                                  2.55%                      2.70%                      2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB SELECTED                                              2.75%                      2.90%                      3.10%

----------
(5)  GMAB and GMWB cannot both be elected.
(6)  The current charge for GMWB is 0.40%.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                            MINIMUM     MAXIMUM
                                                           ---------   ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.) ...   0.42%       4.73%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                                              DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                                 AND/OR                  TOTAL ANNUAL        WAIVER         ANNUAL
                                                MANAGEMENT   SERVICE(12b-1)     OTHER     OPERATING      AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                                    FEE           FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------                               ------------ ---------------- ---------- -------------- ----------------- -----------
Capital Appreciation Fund ....................     0.75%            --          0.07%        0.82%              --        0.82%(1)
High Yield Bond Trust ........................     0.52%            --          0.13%        0.65%              --        0.65%(2)
Managed Assets Trust .........................     0.50%            --          0.09%        0.59%              --        0.59%(1)
Money Market Portfolio .......................     0.32%            --          0.10%        0.42%              --        0.42%(3)
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC
   AllianceBernstein Premier
     Growth Portfolio -- Class B* ............     1.00%          0.25%         0.05%        1.30%            0.25%       1.05%(4)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares* .....     0.66%          0.25%         0.04%        0.95%              --        0.95%
   Growth Fund -- Class 2 Shares* ............     0.37%          0.25%         0.02%        0.64%              --        0.64%
   Growth-Income Fund -- Class 2 Shares* .....     0.33%          0.25%         0.01%        0.59%              --        0.59%
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class ..........................     0.75%            --          0.11%        0.86%              --        0.86%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment
     Fund -- Appreciation
     Portfolio -- Initial Shares .............     0.75%            --          0.05%        0.80%              --        0.80%
   Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares .............     0.75%            --          0.07%        0.82%              --        0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund --
     Class 2 Shares* .........................     0.60%          0.25%         0.20%        1.05%              --        1.05%(6)
   Templeton Developing Markets
     Securities Fund -- Class 2 Shares* ......     1.25%          0.25%         0.30%        1.80%              --        1.80%
   Templeton Foreign Securities
     Fund -- Class 2 Shares* .................     0.69%          0.25%         0.22%        1.16%            0.04%       1.12%(7)
   Templeton Growth Securities
     Fund -- Class 2 Shares* .................     0.81%          0.25%         0.07%        1.13%              --        1.13%(8)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares* ........................     0.31%          0.25%         0.04%        0.60%              --        0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares ..........................     0.95%            --          0.61%        1.56%              --        1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares ..........................     0.65%            --          0.62%        1.27%              --        1.27%
JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares*+ ....     0.65%          0.25%         0.02%        0.92%              --        0.92%
   Global Life Sciences Portfolio --
     Service Shares*+ ........................     0.65%          0.25%         0.32%        1.22%              --        1.22%
   Global Technology Portfolio --
     Service Shares* .........................     0.65%          0.25%         0.20%        1.10%              --        1.10%
   Worldwide Growth Portfolio --
     Service Shares*+ ........................     0.65%          0.25%         0.06%        0.96%              --        0.96%

                                                              DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                                 AND/OR                  TOTAL ANNUAL        WAIVER         ANNUAL
                                                MANAGEMENT   SERVICE(12b-1)     OTHER     OPERATING      AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                                    FEE           FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------                               ------------ ---------------- ---------- -------------- ----------------- -----------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio* ....     0.75%          0.25%         0.42%        1.42%            0.17%       1.25%(9)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio ...............     0.50%            --          0.35%        0.85%              --        0.85%
   Mid-Cap Value Portfolio ...................     0.75%            --          0.33%        1.08%              --        1.08%
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund -- Class III* ......     0.65%          0.25%         0.18%        1.08%              --        1.08%
   Merrill Lynch Small Cap Value
     V.I. Fund -- Class III* .................     0.75%          0.25%         0.08%        1.08%              --        1.08%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares* ..............     0.68%          0.25%         0.03%        0.96%              --        0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ...................     0.25%          0.15%         0.26%        0.66%            0.01%       0.65%(10)
   Total Return Portfolio --
     Administrative Class* ...................     0.25%          0.15%         0.26%        0.66%            0.01%       0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International Equity
     Fund -- Class IB Shares*+ ...............     0.77%          0.25%         0.22%        1.24%              --        1.24%(12)
   Putnam VT Small Cap Value Fund --
     Class IB Shares* ........................     0.80%          0.25%         0.12%        1.17%              --        1.17%(12)
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I ...................     0.85%            --          0.13%        0.98%              --        0.98%
   Investors Fund -- Class I .................     0.70%            --          0.12%        0.82%              --        0.82%
   Large Cap Growth Fund -- Class I ..........     0.75%            --          3.98%        4.73%              --           --(23)
   Small Cap Growth Fund -- Class I ..........     0.75%            --          0.51%        1.26%              --        1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio ..........     0.60%            --          0.18%        0.78%              --        0.78%(13)
   Disciplined Mid Cap Stock Portfolio .......     0.70%            --          0.12%        0.82%              --        0.82%(15)
   Equity Income Portfolio ...................     0.75%            --          0.12%        0.87%              --        0.87%(15)
   Federated High Yield Portfolio ............     0.65%            --          0.25%        0.90%              --        0.90%(15)
   Federated Stock Portfolio .................     0.63%            --          0.28%        0.91%              --        0.91%(15)
   Large Cap Portfolio .......................     0.75%            --          0.11%        0.86%              --        0.86%(15)
   Lazard International Stock Portfolio ......     0.83%            --          0.17%        1.00%              --        1.00%(1)
   Merrill Lynch Large Cap Core Portfolio ....     0.80%            --          0.19%        0.99%              --        0.99%(14)
   MFS Emerging Growth Portfolio .............     0.75%            --          0.14%        0.89%              --        0.89%(15)
   MFS Mid Cap Growth Portfolio ..............     0.80%            --          0.12%        0.92%              --        0.92%(14)
   MFS Value Portfolio .......................     0.75%            --          0.33%        1.08%              --           --(23)
   Pioneer Fund Portfolio ....................     0.72%            --          0.40%        1.12%              --        1.12%(16)
   Social Awareness Stock Portfolio ..........     0.62%            --          0.16%        0.78%              --        0.78%(1)
   Travelers Quality Bond Portfolio ..........     0.32%            --          0.11%        0.43%              --        0.43%(17)
   U.S. Government Securities Portfolio ......     0.32%            --          0.10%        0.42%              --        0.42%(1)

                                                              DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                                 AND/OR                  TOTAL ANNUAL        WAIVER         ANNUAL
                                                MANAGEMENT   SERVICE(12b-1)     OTHER     OPERATING      AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                                    FEE           FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------                               ------------ ---------------- ---------- -------------- ----------------- -----------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio ........     0.80%            --          0.05%        0.85%              --       0.85%
   MFS Total Return Portfolio ................     0.80%            --          0.02%        0.82%              --       0.82%
   Pioneer Strategic Income Portfolio ........     0.75%            --          0.25%        1.00%              --       1.00%
   SB Adjustable Rate Income
     Portfolio -- Class I* ...................     0.60%          0.25%         3.87%        4.72%            3.72%      1.00%(18)
   Strategic Equity Portfolio ................     0.80%            --          0.04%        0.84%              --       0.84%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio -- Class II Shares* ....     0.60%          0.25%         0.05%        0.90%              --       0.90%
   Enterprise Portfolio -- Class II Shares*+ .     0.50%          0.25%         0.14%        0.89%              --       --(19),(23)
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio --
     Service Class 2* ........................     0.58%          0.25%         0.10%        0.93%              --       --(20),(23)
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation
     Portfolio -- Service Class 2* ...........     0.58%          0.25%         1.27%        2.10%              --       --(21),(23)
   Mid Cap Portfolio -- Service Class 2* .....     0.58%          0.25%         0.12%        0.95%              --       --(22),(23)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+    Closed to new investors.

NOTES

(1) Fund has a voluntary waiver of 1.25%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(3) Fund has a voluntary waiver of 0.40%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(4) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(10) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(11) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

(13) Fund has a voluntary waiver of 0.80%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(14) Fund has a voluntary waiver of 1.00%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(15) Fund has a voluntary waiver of 0.95%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(17) Fund has a voluntary waiver of 0.75%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

(19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the fund's manager at any time.

(22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                          VOLUNTARY FEE
                                                                                          WAIVER AND/OR
                                                                                             EXPENSE          NET TOTAL ANNUAL
     FUNDING OPTION                                                                       REIMBURSEMENT      OPERATING EXPENSES
     --------------                                                                     -----------------  ----------------------
     Salomon Brothers Variable Series Funds Inc: Large Cap Growth Fund -- Class I ......      3.73%                 1.00%
     The Travelers Series Trust: MFS Value Portfolio ...................................      0.08%                 1.00%
     Van Kampen Life Investment Trust: Enterprise Portfolio Class II Shares ............      0.04%                 0.85%
     Variable Insurance Products Fund II: Contrafund(R)Portfolio -- Service Class 2 ....      0.03%                 0.90%
     Variable Insurance Products Fund III : Dynamic Capital Appreciation
     Portfolio -- Service Class 2 ......................................................      0.95%                 1.15%
     Variable Insurance Products Fund III: Mid Cap Portfolio -- Service Class 2 ........      0.02%                 0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED                   IF CONTRACT IS NOT SURRENDERED OR
                                                AT THE END OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN**
                                         -------------------------------------------     ------------------------------------------
FUNDING OPTION                           1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------                           ------     -------     -------     --------     ------    -------     -------     --------
Underlying Fund with Maximum Total
  Annual Operating Expenses ..........    1575        3060        4261        6827         775       2260        3661        6827

Underlying Fund with Minimum Total
  Annual Operating Expenses ..........    1158        1891        2444        3825         358       1091        1844        3825


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum
Withdrawal Benefit (assuming the current charge applies).

                                                IF CONTRACT IS SURRENDERED                   IF CONTRACT IS NOT SURRENDERED OR
                                                AT THE END OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN**
                                         -------------------------------------------     ------------------------------------------
FUNDING OPTION                           1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------                           ------     -------     -------     --------     ------    -------     -------     --------
Underlying Fund with Maximum Total
  Annual Operating Expenses ..........    1519        2907        4033        6495         719       2107        3433        6495

Underlying Fund with Minimum Total
  Annual Operating Expenses ..........    1099        1715        2156        3278         299        915        1556        3278


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum
Accumulation Benefit.

                                                IF CONTRACT IS SURRENDERED                   IF CONTRACT IS NOT SURRENDERED OR
                                                AT THE END OF PERIOD SHOWN                 ANNUITIZED AT THE END OF PERIOD SHOWN
                                         -------------------------------------------     ------------------------------------------
FUNDING OPTION                           1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------                           ------     -------     -------     --------     ------    -------     -------     --------
Underlying Fund with Maximum Total
  Annual Operating Expenses ..........    1528        2933        4072        6552         728       2133        3472        6552

Underlying Fund with Minimum Total
  Annual Operating Expenses ..........    1109        1744        2205        3372         309        944        1605        3372

                         CONDENSED FINANCIAL INFORMATION
================================================================================

See Appendices A and B.

                              THE ANNUITY CONTRACT
================================================================================

Travelers Life & Annuity Portfolio Architect Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access you Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 76 on the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                MAXIMUM AGE BASED ON THE OLDER
                                                  OF THE OWNER AND ANNUITANT
        DEATH BENEFIT/OPTIONAL FEATURE               ON THE CONTRACT DATE
     --------------------------------------    ---------------------------------

     Standard Death Benefit                                   80

     Annual Step Up Death Benefit                             79

     Roll-Up Death Benefit                                    75

     Enhanced Stepped-Up Provision (E.S.P)                    75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

     (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.
                                                                                       ("Janus Capital")

High Yield Bond Trust                      Seeks high current income. The Fund         TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund           TAMIC
                                           normally invests in equities,               Subadviser: Travelers Investment
                                           convertible and fixed-income                Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short-term money market
                                           instruments.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2           Seeks capital appreciation. The Fund        Capital Research and Management
     Shares                                normally invests in common stocks of        Co.("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2           Seeks capital appreciation and income.      CRM
     Shares                                The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long-term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio --             consistent with the preservation of         ("Dreyfus")
     Initial Shares                        capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                   Dreyfus
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities Fund --    Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Class 2 Shares                        Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund        Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 2 Shares                     Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --               Seeks investment results that, before       TIMCO
     Class II Shares                       expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund --             normally invests in common stocks of        ("SBAM")
     Class I Shares                        companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets
                                           may also be invested in small to
                                           medium sized companies.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital          SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares+   Seeks long term capital growth,             Janus Capital Management LLC
                                           consistent with preservation of             ("Janus Capital")
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund -- Class III                The Fund normally invests in a              Managers, L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              normally invests in common stocks of        ("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital
                                           TAMIC appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: Travelers Investment
                                           securities of companies with mid-size       Management Company ("TIMCO")
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company (`Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.         TAMIC
                                           The Fund normally invests in equity
                                           Subadviser: Federated Equity
                                           securities that are selected on the
                                           Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in common stock
                                           Subadviser: Massachusetts and related
                                           securities of emerging Financial
                                           Services ("MFS") growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in
                                           Subadviser: Pioneer Investment equity
                                           securities that are carefully
                                           Management Inc. selected, reasonably
                                           priced securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                           and retention of net investment             ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain
                                           investment criteria and social
                                           criteria.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in investment-
                                           grade bonds and debt securities.

   U.S. Government Securities              Seeks current income, total return and      TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser:  AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam Investment
                                           normally invests in debt securities of      Management, Inc.
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio - Class I                   the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate
                                           securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio -- Service       Seeks long-term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

----------
+    Closed to new investors.


                                  FIXED ACCOUNT
================================================================================

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.


                             CHARGES AND DEDUCTIONS
================================================================================

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

            YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
     ------------------------------------------------  -------------------
      GREATER THAN OR EQUAL TO         BUT LESS THAN
              0 years                     3 years               8%
              3 years                     4 years               7%
              4 years                     5 years               6%
              5 years                     6 years               5%
              6 years                     7 years               4%
              7 years                     8 years               3%
              8 years                     9 years               2%
              9 years+                                          0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

     o    under the Managed Distribution Program or

     o under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
     ------------------------------------------------  -------------------
      GREATER THAN OR EQUAL TO         BUT LESS THAN
              0 years                     3 years               8%
              3 years                     4 years               7%
              4 years                     5 years               6%
              5 years                     6 years               5%
              6 years                     7 years               4%
              7 years                     8 years               3%
              8 years                     9 years               2%
              9 years+                                          0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Variable Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
================================================================================

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

          o    the dollar amount you request to transfer;

          o the number of transfers you made within the previous three months;

          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

          o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

          o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

          o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
================================================================================

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a

Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
================================================================================

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

o    the death benefit will not be payable upon the Annuitant's death

o    the Contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
================================================================================

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     o    Standard Death Benefit

     o    Annual Step-Up Death Benefit

     o    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below or*

     (3)  the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

-------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies before age 80, the death
benefit will be the greatest of:                       o  the Contract Value on the Death Report Date;
                                                       o  your Adjusted Purchase Payment, described below*;
                                                       o  the Step-Up Value, if any, described below, or
                                                       o  the Roll-Up Death Benefit Value, described below

-------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies on or after age 80, the
death benefit will be the greatest of:                 o  the Contract Value on the Death Report Date;

                                                       o  your Adjusted Purchase Payment, described below*;

                                                       o  the Step-Up Value, if any, as described below, or

                                                       o  the Roll-Up Death Benefit Value, described below, on the
                                                          Annuitant's 80th birthday, plus any additional Purchase
                                                          Payments and minus any partial surrender reductions (as
                                                          described below) that occur after the Annuitant's 80th birthday

-------------------------------------------------------------------------------------------------------------------------

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

        50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

        50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Standard, Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

        50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

        50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                               NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 YES (DEATH OF
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is
                                       owner.                                                                 treated as death
                                                                                                              of the owner in
                                                                                                              these circumstances.)
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------


                                                        QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
================================================================================

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include Purchase Payment Credits. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

For example, assume your initial Purchase Payment is $100,000, and a withdrawal of $10,000 is taken in Contract Year two:

------------------- ------------------------------------------------------ ---------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
------------------- ------------------------------------------------------ ---------------------------------------------------
                    CONTRACT                                               CONTRACT
                      VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
VALUES AS OF
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CONTRACT DATE        $104,500         $100,000              $5,000          $104,500         $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO    $120,175         $100,000              $5,000          $88,825          $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY                           $91,679               $4,584                           $88,742              $4,437
AFTER
WITHDRAWAL,                     [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
CONTRACT YEAR TWO    $110,175    x 10,000/120,175)]    x 10,000/120,175)]   $78,825      x 10,000/88,825)]   x 10,000/88,825)]
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)           $10,000           $8,321                $416           $10,000          $11,258               $563
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value minus any Purchase Payment Credits received 12 months prior to the reset date. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                                              EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
                     ==========================================================================================================
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $104,500          $100,000      Not Applicable       $104,500          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $120,175          $100,000         $100,000          $88,825           $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                                $0(1)                                             $11,175(2)
===============================================================================================================================

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2)  If your Contract Value on the GMAB Rider Maturity Date is less than the
     Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000
Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                                   EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT
                     ==========================================================================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $104,500          $100,000         $100,000          $104,500          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,450          $10,000          $110,000          $130,450          $10,000           $100,000
===============================================================================================================================

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                        EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT
                             ==================================================================================================
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $120,175          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                      10,000/120,175]
WITHDRAWAL                    $110,175          $90,000               $10,00               $8,321                $10,000
===============================================================================================================================
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $88,825          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY                                                                        [100,000 x
FOLLOWING PARTIAL                                                                       10,000/88,825]
WITHDRAWAL                     $78,825          $88,742               $10,000              $11,258               $11,258
===============================================================================================================================

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                    CLASS B SUBACCOUNTS/
                                                                                                  UNDERLYING FUNDS
Capital Appreciation Fund                         MERRILL LYNCH VARIABLE SERIES FUNDS, INC.     High Yield Bond Trust
Managed Assets Trust                              Merrill Lynch Global Allocation V.I.          Money Market Portfolio (Travelers)
ALLIANCEBERNSTEIN VARIABLE PRODUCT                  Fund -- Class III Shares                    PIMCO VARIABLE INSURANCE TRUST
  SERIES FUND, INC.                               Merrill Lynch Small Cap Value V.I. Fund --    Real Return
AllianceBernstein Premier Growth                    Class III Shares                            Portfolio -- Administrative Class
  Portfolio -- Class B                            OPPENHEIMER VARIABLE ACCOUNT FUNDS              Total Return
AMERICAN FUNDS INSURANCE SERIES                   Oppenheimer Main Street Fund/VA --            Portfolio -- Administrative Class
Global Growth Fund -- Class 2 Shares                Service Shares                              THE TRAVELERS SERIES TRUST
Growth Fund -- Class 2 Shares                     PUTNAM VARIABLE TRUST                         Federated High Yield Portfolio
Growth -- Income Fund -- Class 2 Shares           Putnam VT Small Cap Value Fund --             Pioneer Strategic Income Portfolio
DELAWARE VIP TRUST                                  Class IB Shares                             Travelers Quality Bond Portfolio
Delaware VIP REIT Series -- Standard Class        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.   U.S. Government Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                  All Cap Fund -- Class I                       TRAVELERS SERIES FUND INC.
Appreciation Portfolio -- Initial Shares          Investors Fund -- Class I                     SB Adjustable Rate Income
Developing Leaders Portfolio -- Initial Shares    Large Cap Growth Fund -- Class I                Portfolio -- Class I Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE             Small Cap Growth Fund -- Class I
  PRODUCTS TRUST                                  THE TRAVELERS SERIES TRUST
Mutual Shares Securities Fund -- Class 2 Shares   Convertible Securities Portfolio
Templeton Developing Markets                      Disciplined Mid Cap Stock Portfolio
Securities Fund -- Class 2 Shares                 Equity Income Portfolio
Templeton Foreign Securities Fund -- Class 2      Federated Stock Portfolio
Templeton Growth Securities Fund --               Large Cap Portfolio
  Class 2 Shares                                  Lazard International Stock Portfolio
GREENWICH STREET SERIES FUND                      MFS Emerging Growth Portfolio
Equity Index Portfolio -- Class II Shares         MFS Mid Cap Growth Portfolio
Salomon Brothers Variable Aggressive              MFS Value Portfolio
Growth Fund -- Class I Shares                     Merrill Lynch Large Cap Core Portfolio
Salomon Brothers Variable Growth &                Pioneer Fund Portfolio
Income Fund -- Class I Shares                     TRAVELERS SERIES FUND INC.
JANUS ASPEN SERIES                                AIM Capital Appreciation Portfolio
Global Technology Portfolio -- Service Shares     Strategic Equity Portfolio
LAZARD RETIREMENT SERIES, INC.                    MFS Total Return Portfolio
Lazard Retirement Small Cap Portfolio             Social Awareness Stock Portfolio
LORD ABBETT SERIES FUND, INC.                     VAN KAMPEN LIFE INVESTMENT TRUST
Growth and Income Portfolio                       Comstock Portfolio Class II Shares
Mid-Cap Value Portfolio                           VARIABLE INSURANCE PRODUCTS FUND II
                                                  Contrafund(R)Portfolio-Service Class 2
                                                  VARIABLE INSURANCE PRODUCTS FUND III
                                                  Dynamic Capital Appreciation
                                                  Portfolio -- Service Class 2
                                                  Mid Cap Portfolio -- Service Class 2


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
================================================================================

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for nonqualified contracts and the Annuitant's 70th birthday for qualified contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

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


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
================================================================================

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
================================================================================

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
================================================================================

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
================================================================================

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the

Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
================================================================================

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the

New York Attorney General regarding market timing and late trading. In
March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
================================================================================

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
Capital Appreciation Fund (8/03) ......................................   2003        1.000           1.217                6,582

   Money Market Portfolio (8/03) ......................................   2003        1.000           0.994               91,318

AllianceBernstein Variable Product Series Fund, Inc. ..................
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03) .......   2003        1.000           1.146                6,742

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.320               13,590

   Growth Fund -- Class 2 Shares (6/03) ...............................   2003        1.000           1.259               82,410

   Growth-Income Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.257               93,416

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/03) ..................   2003        1.000           1.264               19,257

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial Shares (7/03) ........   2003        1.000           1.171                   --

   Dreyfus VIF Developing Leaders Portfolio -- Initial Shares (7/03) ..   2003        1.000           1.285               28,529

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (8/03) .............   2003        1.000           1.207               27,469

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (8/03) ......................................................   2003        1.000           1.479                5,154

   Templeton Growth Securities Fund -- Class 2 Shares (8/03) ..........   2003        1.000           1.328               47,400

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) ...................   2003        1.000           1.212               38,999

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (8/03) ..............................................   2003        1.000           1.274               76,702

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (10/03) .............................................   2003        1.000           1.229               15,280

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03) ........................   2003        1.000           1.094                   --

   Global Life Sciences Portfolio -- Service Shares (8/03) ............   2003        1.000           1.192                6,687

   Global Technology Portfolio -- Service Shares (8/03) ...............   2003        1.000           1.386                5,755

   Worldwide Growth Portfolio -- Service Shares (8/03) ................   2003        1.000           1.254                6,521

Lazard Retirement Series, Inc. ........................................
   Lazard Retirement Small Cap Portfolio (8/03) .......................   2003        1.000           1.334                6,091

Lord Abbett Series Fund, Inc. .........................................
   Growth and Income Portfolio (8/03) .................................   2003        1.000           1.243               15,890

   Mid-Cap Value Portfolio (6/03) .....................................   2003        1.000           1.258                   --

Merrill Lynch Variable Series Funds, Inc. .............................
   Merrill Lynch Global Allocation V.I. Fund -- Class III (1/00) ......   2003        1.000           1.079                   --

   Merrill Lynch Small Cap Value V.I. Fund -- Class III (1/04) ........   2003        1.000           1.072                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) ...............   2003        1.000           1.047               30,865

   Total Return Portfolio -- Administrative Class (6/03) ..............   2003        1.000           1.013              126,742

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (9/03) ......   2003        1.000           1.294                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) ...........   2003        1.000           1.430                5,544

Salomon Brothers Variable Series Funds Inc. ...........................
   All Cap Fund -- Class I (6/03) .....................................   2003        1.000           1.311               89,357

   Investors Fund -- Class I (8/03) ...................................   2003        1.000           1.274               17,120

   Large Cap Growth Fund -- Class I (8/03) ............................   2003        1.000           1.308               67,278

   Small Cap Growth Fund -- Class I (7/03) ............................   2003        1.000           1.430               36,673

The Travelers Series Trust
   Convertible Securities Portfolio (9/03) ............................   2003        1.000           1.141               25,027

   Disciplined Mid Cap Stock Portfolio (8/03) .........................   2003        1.000           1.300               48,134

   Equity Income Portfolio (9/03) .....................................   2003        1.000           1.235               43,114

   Federated High Yield Portfolio (7/03) ..............................   2003        1.000           1.109               79,698

   Federated Stock Portfolio (10/03) ..................................   2003        1.000           1.251                   --

   Large Cap Portfolio (11/03) ........................................   2003        1.000           1.189                   --

   Lazard International Stock Portfolio (8/03) ........................   2003        1.000           1.266                   --

   Merrill Lynch Large Cap Core Portfolio (6/03) ......................   2003        1.000           1.161                   --

   MFS Emerging Growth Portfolio (10/03) ..............................   2003        1.000           1.197                  933

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   MFS Mid Cap Growth Portfolio (6/03) ................................   2003        1.000           1.282               20,755

   Pioneer Fund Portfolio (6/03) ......................................   2003        1.000           1.192                  961

   Travelers Quality Bond Portfolio (6/03) ............................   2003        1.000           1.015               82,924

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03) ..........................   2003        1.000           1.226               27,619

   MFS Total Return Portfolio (6/03) ..................................   2003        1.000           1.126               56,519

   SB Adjustable Rate Income Portfolio -- Class I Shares (11/03) ......   2003        1.000           0.999               11,021

   Strategic Equity Portfolio (8/03) ..................................   2003        1.000           1.229               21,722

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .......................   2003        1.000           1.261                   --

   Enterprise Portfolio -- Class II Shares (10/03) ....................   2003        1.000           1.188                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03) ...................   2003        1.000           1.240                7,398

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/03) .....................................................   2003        1.000           1.185                6,599

   Mid Cap Portfolio -- Service Class 2 (9/03) ........................   2003        1.000           1.411               30,189

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Capital Appreciation Fund (8/03) ...................................   2003        1.000           1.209                   --

   Money Market Portfolio (8/03) ......................................   2003        1.000           0.988                   --

AllianceBernstein Variable Product Series Fund, Inc. ..................
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03) .......   2003        1.000           1.139                6,103

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.312                   --

   Growth Fund -- Class 2 Shares (6/03) ...............................   2003        1.000           1.251                9,502

   Growth-Income Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.249                9,680

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/03) ..................   2003        1.000           1.256                   --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial Shares (7/03) ........   2003        1.000           1.164                   --

   Dreyfus VIF Developing Leaders Portfolio -- Initial Shares (7/03) ..   2003        1.000           1.276                8,717

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (8/03) .............   2003        1.000           1.200                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (8/03) ......................................................   2003        1.000           1.470                   --

   Templeton Growth Securities Fund -- Class 2 Shares (8/03) ..........   2003        1.000           1.319                4,120

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) ...................   2003        1.000           1.204                   --

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (8/03) ..............................................   2003        1.000           1.265                9,392

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (10/03) .............................................   2003        1.000           1.221                   --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03) ........................   2003        1.000           1.088                   --

   Global Life Sciences Portfolio -- Service Shares (8/03) ............   2003        1.000           1.184                   --

   Global Technology Portfolio -- Service Shares (8/03) ...............   2003        1.000           1.377                   --

   Worldwide Growth Portfolio -- Service Shares (8/03) ................   2003        1.000           1.246                   --

Lazard Retirement Series, Inc. ........................................
   Lazard Retirement Small Cap Portfolio (8/03) .......................   2003        1.000           1.326                   --

Lord Abbett Series Fund, Inc. .........................................
   Growth and Income Portfolio (8/03) .................................   2003        1.000           1.235                   --

   Mid-Cap Value Portfolio (6/03) .....................................   2003        1.000           1.250                   --

Merrill Lynch Variable Series Funds, Inc. .............................
   Merrill Lynch Global Allocation V.I. Fund -- Class III (1/00) ......   2003        1.000           1.078                   --

   Merrill Lynch Small Cap Value V.I. Fund -- Class III (1/04) ........   2003        1.000           1.071                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) ...............   2003        1.000           1.040                   --

   Total Return Portfolio -- Administrative Class (6/03) ..............   2003        1.000           1.007                5,843

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (9/03) ......   2003        1.000           1.285                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) ...........   2003        1.000           1.421                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .....................................   2003        1.000           1.302                5,619

   Investors Fund -- Class I (8/03) ...................................   2003        1.000           1.266                5,804

   Large Cap Growth Fund -- Class I (8/03) ............................   2003        1.000           1.300                   --

   Small Cap Growth Fund -- Class I (7/03) ............................   2003        1.000           1.421                   --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03) ............................   2003        1.000           1.134               31,053

   Disciplined Mid Cap Stock Portfolio (8/03) .........................   2003        1.000           1.291                   --

   Equity Income Portfolio (9/03) .....................................   2003        1.000           1.227                   --

   Federated High Yield Portfolio (7/03) ..............................   2003        1.000           1.102                   --

   Federated Stock Portfolio (10/03) ..................................   2003        1.000           1.243                5,991

   Large Cap Portfolio (11/03) ........................................   2003        1.000           1.181                   --

   Lazard International Stock Portfolio (8/03) ........................   2003        1.000           1.258                   --

   Merrill Lynch Large Cap Core Portfolio (6/03) ......................   2003        1.000           1.154                   --

   MFS Emerging Growth Portfolio (10/03) ..............................   2003        1.000           1.189                   --

   MFS Mid Cap Growth Portfolio (6/03) ................................   2003        1.000           1.274                   --

   Pioneer Fund Portfolio (6/03) ......................................   2003        1.000           1.184                   --

   Travelers Quality Bond Portfolio (6/03) ............................   2003        1.000           1.009                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03) ..........................   2003        1.000           1.218                   --

   MFS Total Return Portfolio (6/03) ..................................   2003        1.000           1.119                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   SB Adjustable Rate Income Portfolio -- Class I Shares (11/03) ......   2003        1.000           0.996                   --

   Strategic Equity Portfolio (8/03) ..................................   2003        1.000           1.221                   --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .......................   2003        1.000           1.253                   --

   Enterprise Portfolio -- Class II Shares (10/03) ....................   2003        1.000           1.180                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03) ...................   2003        1.000           1.232                   --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (7/03) ...   2003        1.000           1.178                   --

   Mid Cap Portfolio -- Service Class 2 (9/03) ........................   2003        1.000           1.402                5,335


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
================================================================================

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Capital Appreciation Fund (6/03) ...................................   2003        1.000           1.217               43,045

   Money Market Portfolio (5/03) ......................................   2003        1.000           0.994            2,282,924

AllianceBernstein Variable Product Series Fund, Inc. ..................
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03) .......   2003        1.000           1.146               16,053

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.320              107,147

   Growth Fund -- Class 2 Shares (5/03) ...............................   2003        1.000           1.259              362,594

   Growth-Income Fund -- Class 2 Shares (5/03) ........................   2003        1.000           1.257              507,723

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ..................   2003        1.000           1.264              214,026

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial Shares (5/03) ........   2003        1.000           1.171               94,211

   Dreyfus VIF Developing Leaders Portfolio -- Initial Shares (5/03) ..   2003        1.000           1.285              126,524

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) .............   2003        1.000           1.207                7,338

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (6/03) ......................................................   2003        1.000           1.479               25,292

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ..........   2003        1.000           1.328              207,543

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) ...................   2003        1.000           1.212              264,893

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (6/03) ..............................................   2003        1.000           1.274              217,388

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (7/03) ..............................................   2003        1.000           1.229               13,315

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03) ........................   2003        1.000           1.094               70,254

   Global Life Sciences Portfolio -- Service Shares (5/03) ............   2003        1.000           1.192               16,753

   Global Technology Portfolio -- Service Shares (5/03) ...............   2003        1.000           1.386                5,819

   Worldwide Growth Portfolio -- Service Shares (6/03) ................   2003        1.000           1.254                7,230

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03) .......................   2003        1.000           1.334               46,626

Lord Abbett Series Fund, Inc. .........................................
   Growth and Income Portfolio (6/03) .................................   2003        1.000           1.243               22,147

   Mid-Cap Value Portfolio (5/03) .....................................   2003        1.000           1.258               39,701

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (1/00) ......   2003        1.000           1.079                   --

   Merrill Lynch Small Cap Value V.I. Fund -- Class III (1/04) ........   2003        1.000           1.072                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) ...............   2003        1.000           1.047              107,358

   Total Return Portfolio -- Administrative Class (5/03) ..............   2003        1.000           1.013              537,429

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03) ......   2003        1.000           1.294               15,582

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/03) ...........   2003        1.000           1.430              221,355

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .....................................   2003        1.000           1.311              118,693

   Investors Fund -- Class I (6/03) ...................................   2003        1.000           1.274               79,932

   Large Cap Growth Fund -- Class I (6/03) ............................   2003        1.000           1.308               83,812

   Small Cap Growth Fund -- Class I (6/03) ............................   2003        1.000           1.430               90,128

The Travelers Series Trust
   Convertible Securities Portfolio (6/03) ............................   2003        1.000           1.141               78,242

   Disciplined Mid Cap Stock Portfolio (6/03) .........................   2003        1.000           1.300              126,191

   Equity Income Portfolio (5/03) .....................................   2003        1.000           1.235              152,992

   Federated High Yield Portfolio (5/03) ..............................   2003        1.000           1.109              198,335

   Federated Stock Portfolio (6/03) ...................................   2003        1.000           1.251                2,080

   Large Cap Portfolio (6/03) .........................................   2003        1.000           1.189              161,977

   Lazard International Stock Portfolio (6/03) ........................   2003        1.000           1.266               38,252

   Merrill Lynch Large Cap Core Portfolio (6/03) ......................   2003        1.000           1.161               31,020

   MFS Emerging Growth Portfolio (6/03) ...............................   2003        1.000           1.197               29,652

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   MFS Mid Cap Growth Portfolio (6/03) ................................   2003        1.000           1.282               41,032

   Pioneer Fund Portfolio (6/03) ......................................   2003        1.000           1.192                   --

   Travelers Quality Bond Portfolio (5/03) ............................   2003        1.000           1.015              710,242

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03) ..........................   2003        1.000           1.226               63,002

   MFS Total Return Portfolio (5/03) ..................................   2003        1.000           1.126              279,557

   SB Adjustable Rate Income Portfolio -- Class I Shares (11/03) ......   2003        1.000           0.999                5,007

   Strategic Equity Portfolio (6/03) ..................................   2003        1.000           1.229               79,991

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .......................   2003        1.000           1.261              121,041

   Enterprise Portfolio -- Class II Shares (6/03) .....................   2003        1.000           1.188                1,155

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03) ...................   2003        1.000           1.240               90,383

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/03) .....................................................   2003        1.000           1.185               22,272

   Mid Cap Portfolio -- Service Class 2 (5/03) ........................   2003        1.000           1.411              178,932

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Capital Appreciation Fund (6/03) ...................................   2003        1.000           1.209                   --

   Money Market Portfolio (5/03) ......................................   2003        1.000           0.988               12,446

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03) .......   2003        1.000           1.139                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.312                   --

   Growth Fund -- Class 2 Shares (5/03) ...............................   2003        1.000           1.251               34,401

   Growth-Income Fund -- Class 2 Shares (5/03) ........................   2003        1.000           1.249               33,891

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ..................   2003        1.000           1.256                2,444

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial Shares (5/03) ........   2003        1.000           1.164                   --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (5/03) ......................................................   2003        1.000           1.276                7,737

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) .............   2003        1.000           1.200               52,522

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (6/03) ......................................................   2003        1.000           1.470                   --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ..........   2003        1.000           1.319                8,733

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) ...................   2003        1.000           1.204               10,053

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (6/03) ..............................................   2003        1.000           1.265                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (7/03) ..............................................   2003        1.000           1.221                   --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03) ........................   2003        1.000           1.088                5,964

   Global Life Sciences Portfolio -- Service Shares (5/03) ............   2003        1.000           1.184                   --

   Global Technology Portfolio -- Service Shares (5/03) ...............   2003        1.000           1.377                   --

   Worldwide Growth Portfolio -- Service Shares (6/03) ................   2003        1.000           1.246                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03) .......................   2003        1.000           1.326               11,508

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03) .................................   2003        1.000           1.235                4,584

   Mid-Cap Value Portfolio (5/03) .....................................   2003        1.000           1.250               11,714

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (1/00) ......   2003        1.000           1.078                   --

   Merrill Lynch Small Cap Value V.I. Fund -- Class III (1/04) ........   2003        1.000           1.071                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) ...............   2003        1.000           1.040                   --

   Total Return Portfolio -- Administrative Class (5/03) ..............   2003        1.000           1.007               38,539

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03) ......   2003        1.000           1.285                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/03) ...........   2003        1.000           1.421                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .....................................   2003        1.000           1.302                   --

   Investors Fund -- Class I (6/03) ...................................   2003        1.000           1.266                   --

   Large Cap Growth Fund -- Class I (6/03) ............................   2003        1.000           1.300                5,029

   Small Cap Growth Fund -- Class I (6/03) ............................   2003        1.000           1.421                   --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03) ............................   2003        1.000           1.134                   --

   Disciplined Mid Cap Stock Portfolio (6/03) .........................   2003        1.000           1.291                   --

   Equity Income Portfolio (5/03) .....................................   2003        1.000           1.227                   --

   Federated High Yield Portfolio (5/03) ..............................   2003        1.000           1.102                   --

   Federated Stock Portfolio (6/03) ...................................   2003        1.000           1.243                   --

   Large Cap Portfolio (6/03) .........................................   2003        1.000           1.181                   --

   Lazard International Stock Portfolio (6/03) ........................   2003        1.000           1.258                   --

   Merrill Lynch Large Cap Core Portfolio (6/03) ......................   2003        1.000           1.154                   --

   MFS Emerging Growth Portfolio (6/03) ...............................   2003        1.000           1.189                   --

   MFS Mid Cap Growth Portfolio (6/03) ................................   2003        1.000           1.274                5,805

   Pioneer Fund Portfolio (6/03) ......................................   2003        1.000           1.184                4,732

   Travelers Quality Bond Portfolio (5/03) ............................   2003        1.000           1.009                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03) ..........................   2003        1.000           1.218                5,362

   MFS Total Return Portfolio (5/03) ..................................   2003        1.000           1.119               14,792

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   SB Adjustable Rate Income Portfolio -- Class I Shares (11/03) ......   2003        1.000           0.996                   --

   Strategic Equity Portfolio (6/03) ..................................   2003        1.000           1.221                   --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .......................   2003        1.000           1.253                5,339

   Enterprise Portfolio -- Class II Shares (6/03) .....................   2003        1.000           1.180                2,775

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03) ...................   2003        1.000           1.232                8,342

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (7/03) ...   2003        1.000           1.178                   --

   Mid Cap Portfolio -- Service Class 2 (5/03) ........................   2003        1.000           1.402                2,722


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
================================================================================

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
================================================================================

                  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME
              CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR
                  YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months prior to the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
================================================================================

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19932S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19932S-TLAC.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19952                                                              May 3, 2004

                  SCUDDER ADVOCATE REWARDS ANNUITY PROSPECTUS:
               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

This prospectus describes SCUDDER ADVOCATE REWARDS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

CREDIT SUISSE TRUST                                                  Scudder High Income Portfolio -- Class B
  Emerging Markets Portfolio                                         Scudder Income & Growth Strategy Portfolio -- Class B
  Global Post-Venture Capital Portfolio                              Scudder International Select Equity Portfolio -- Class B
DREYFUS INVESTMENT PORTFOLIO                                         Scudder Large Cap Value Portfolio -- Class B(2)
  Dreyfus MidCap Stock Portfolio -- Service Shares                   Scudder Money Market Portfolio -- Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                       Scudder Small Cap Growth Portfolio -- Class B
  Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares   Scudder Strategic Income Portfolio -- Class B
INVESCO VARIABLE INVESTMENT FUNDS, INC.                              Scudder Technology Growth Portfolio -- Class B
  INVESCO VIF -- Utilities Fund                                      Scudder Total Return Portfolio -- Class B
SCUDDER VARIABLE SERIES I                                            SVS Davis Venture Value Portfolio -- Class B
  21st Century Growth Portfolio -- Class B                           SVS Dreman Financial Services Portfolio -- Class B
  Capital Growth Portfolio -- Class B                                SVS Dreman High Return Equity Portfolio -- Class B
  Global Discovery Portfolio -- Class B                              SVS Dreman Small Cap Value Portfolio -- Class B
  Growth & Income Portfolio -- Class B                               SVS Eagle Focused Large Cap Growth Portfolio -- Class B
  Health Sciences Portfolio -- Class B                               SVS Focus Value & Growth Portfolio -- Class B
  International Portfolio -- Class B                                 SVS Index 500 Portfolio -- Class B
SCUDDER VARIABLE SERIES II                                           SVS INVESCO Dynamic Growth Portfolio -- Class B
  Scudder Aggressive Growth Portfolio -- Class B                     SVS Janus Growth And Income Portfolio -- Class B
  Scudder Blue Chip Portfolio -- Class B                             SVS Janus Growth Opportunites Portfolio -- Class B
  Scudder Conservative Income Strategy Portfolio -- Class B          SVS MFS Strategic Value Portfolio -- Class B
  Scudder Fixed Income Portfolio -- Class B                          SVS Oak Strategic Equity Portfolio -- Class B
  Scudder Global Blue Chip Portfolio -- Class B                      SVS Turner Mid Cap Growth Portfolio -- Class B
  Scudder Government & Agency Securities Portfolio -- Class B(1)   SCUDDER VIT FUNDS
  Scudder Growth & Income Strategy Portfolio -- Class B              Scudder Real Estate Securities Portfolio -- Class B
  Scudder Growth Portfolio -- Class B                              THE ALGER AMERICAN FUND
  Scudder Growth Strategy Portfolio -- Class B                       Alger American Balanced Portfolio -- Class S Shares
                                                                     Alger American Leveraged AllCap Portfolio -- Class S Shares

--------------
(1)  Formerly Scudder US Mortgage Securities Portfolio -- Class B

(2)  Formerly Scudder Contrarian Value Portfolio -- Class B

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS


Glossary............................................   3      The Annuity Period....................................   43
Summary.............................................   5         Maturity Date......................................   43
Fee Table...........................................   9         Allocation of Annuity..............................   43
Condensed Financial Information.....................  15         Variable Annuity...................................   43
The Annuity Contract................................  15         Fixed Annuity......................................   44
   Contract Owner Inquiries.........................  16      Payment Options.......................................   44
   Purchase Payments................................  16         Election of Options................................   44
   Purchase Payment Credits.........................  16         Annuity Options....................................   44
   Accumulation Units...............................  17         Variable Liquidity Benefit.........................   45
   The Variable Funding Options.....................  17      Miscellaneous Contract Provisions.....................   45
The Fixed Account...................................  23         Right to Return....................................   45
Charges and Deductions..............................  23         Termination........................................   45
   General..........................................  23         Required Reports...................................   46
   Withdrawal Charge................................  24         Suspension of Payments.............................   46
   Free Withdrawal Allowance........................  24      The Separate Accounts.................................   46
   Transfer Charge..................................  24         Performance Information............................   46
   Administrative Charges...........................  24      Federal Tax Considerations............................   47
   Mortality and Expense Risk Charge................  25         General Taxation of Annuities......................   47
   Variable Liquidity Benefit Charge................  25         Types of Contracts: Qualified and Non-qualified....   47
   Enhanced Stepped-Up Provision Charge.............  25         Qualified Annuity Contracts........................   47
   Guaranteed Income Solution Benefit                              Taxation of Qualified Annuity Contracts..........   47
    Charge..........................................  25           Mandatory Distributions for Qualified Plans......   48
   Guaranteed Minimum Accumulation Benefit                       Non-qualified Annuity Contracts....................   48
    Charge..........................................  26           Diversification Requirements for
   Variable Funding Option Expenses.................  26             Variable Annuities.............................   49
   Premium Tax......................................  26           Ownership of the Investments.....................   49
   Changes in Taxes Based upon                                     Taxation of Death Benefit Proceeds...............   49
     Premium or Value...............................  26         Other Tax Considerations...........................   49
Transfers...........................................  26           Treatment of Charges for Optional
   Dollar Cost Averaging............................  27             Death Benefits.................................   49
Access to Your Money................................  28           Penalty Tax for Premature Distribution...........   49
   Systematic Withdrawals...........................  28           Puerto Rico Tax Considerations...................   49
Ownership Provisions................................  29           Non-Resident Aliens..............................   50
   Types of Ownership...............................  29      Other Information.....................................   50
     Contract Owner.................................  29         The Insurance Companies............................   50
     Beneficiary....................................  29         Financial Statements...............................   50
     Annuitant......................................  29         Distribution of Variable Annuity Contracts.........   50
Death Benefit.......................................  30         Conformity with State and Federal Laws.............   52
   Death Proceeds before the Maturity Date..........  30         Voting Rights......................................   52
   Enhanced Stepped-Up Provision....................  32         Restrictions on Financial Transactions.............   52
   Payment of Proceeds..............................  33         Legal Proceedings and Opinions.....................   52
   Spousal Contract Continuance.....................  34      Appendix A: Condensed Financial Information for
   Beneficiary Contract Continuance.................  34         Travelers Insurance Company: Separate Account
   Planned Death Benefit............................  35           Eleven...........................................  A-1
   Death Proceeds after the Maturity Date...........  35      Appendix B: Condensed Financial Information for
 Living Benefits....................................  35         Travelers Life and Annuity Company: Separate
   Guaranteed Income Solution Benefits..............  35           Account Twelve...................................  B-1
   Guaranteed Minimum Accumulation Benefit..........  38      Appendix C: The Fixed Account.........................  C-1
                                                              Appendix D: Nursing Home Waiver.......................  D-1
                                                              Appendix E: Contents of the Statement
                                                                 of Additional Information..........................  E-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                        SCUDDER ADVOCATE REWARDS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); The Travelers Life and Annuity Company sponsors the TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in Contract Year nine and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Income Solution or Guaranteed Income Solution Plus, a MAXIMUM charge of 1.00% annually will be deducted from amounts in the Variable Funding Options. The CURRENT charge is 0.40% if you elect Guaranteed Income Solution (the standard benefit). The CURRENT charge is 0.55% if you elected Guaranteed Income Solution Plus (the enhanced benefit).

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.40% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o PURCHASE PAYMENT CREDITS. For Contracts issued between April 1, 2004 and June 30, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 6.0% of the Purchase Payment. For Contracts issued prior to April 1, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

     O DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 701/2 or retires. These minimum distributions occur during the accumulation phase.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.............................................  8%(1)
      (as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

      TRANSFER CHARGE...............................................  $10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE.............................  8%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................  $40(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
-------------------------------------------  ----------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years               3 years                8%
         3 years               4 years                7%
         4 years               5 years                6%
         5 years               6 years                5%
         6 years               7 years                4%
         7 years               8 years                3%
         8 years               9 years                2%
        9 years+                                      0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
------------------------------------------- ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for either Guaranteed Income Solution benefit, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH      STEP-UP DEATH              ROLL-UP DEATH
                                                                BENEFIT            BENEFIT                    BENEFIT
                                                         ---------------------- ---------------------- ----------------------
Mortality and Expense Risk Charge......................          1.40%                  1.55%                  1.75%
Administrative Expense Charge..........................          0.15%                  0.15%                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED......................................          1.55%                  1.70%                  1.90%
Optional E.S.P. Charge.................................          0.20%                  0.20%                  0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED...............................................          1.75%                  1.90%                  2.10%
Optional GMAB Charge...................................          0.40%                  0.40%                  0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED...............................................          1.95%                  2.10%                  2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(5).......................................          2.15%                  2.30%                  2.50%
Maximum Optional GIS Charge............................          1.00%(6)               1.00%(6)               1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GIS ONLY
SELECTED...............................................          2.55%                  2.70%                  2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GIS SELECTED...........................................          2.75%                  2.90%                  3.10%

--------------
(5)  GMAB and Guaranteed Income Solution cannot both be elected.

(6) The current charge for the Guaranteed Income Solution Benefit is 0.40%. The current charge for the Guaranteed Income Solution Plus Benefit is 0.55%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.88%                           2.51%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                             CONTRACTUAL FEE         NET TOTAL
                                                  AND/OR                 TOTAL ANNUAL        WAIVER              ANNUAL
                                MANAGEMENT    SERVICE(12b-1)    OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES     EXPENSES      REIMBURSEMENT          EXPENSES
----------------                ----------    --------------  --------   ------------   ---------------         ---------
CREDIT SUISSE TRUST

   Emerging Markets
     Portfolio..............      1.25%            --           0.56%        1.81%            --                    --(9)

   Global Post-Venture
     Capital Portfolio......      1.25%            --           0.38%        1.63%            --                    --(9)

DREYFUS INVESTMENT PORTFOLIO

   Dreyfus MidCap Stock
     Portfolio -- Service
     Shares*................      0.75%           0.25%         0.06%        1.06%           0.06%               1.00%(1)

DREYFUS SOCIALLY
   RESPONSIBLE GROWTH FUND,
   INC.

   Dreyfus Socially
     Responsible Growth
     Fund, Inc. -- Service
     Shares*................      0.75%           0.25%         0.09%        1.09%            --                 1.09%

INVESCO VARIABLE INVESTMENT
   FUNDS, INC.

   INVESCO VIF -- Utilities
     Fund...................      0.60%            --           0.55%        1.15%            --                 1.15%(2)

SCUDDER VARIABLE SERIES I

   21st Century Growth
     Portfolio -- Class B*..      0.88%           0.25%         0.46%        1.59%            --                 1.59%(3)

   Capital Growth Portfolio
     -- Class B*............      0.47%           0.25%         0.17%        0.89%           0.25%               0.64%(6)

   Global Discovery
     Portfolio -- Class B*..      0.98%           0.25%         0.26%        1.49%           0.25%               1.24%(3)

   Growth & Income
     Portfolio -- Class B*..      0.48%           0.25%         0.18%        0.91%           0.25%               0.66%(6)

   Health Sciences
     Portfolio -- Class B*..      0.75%           0.25%         0.26%        1.26%           0.25%               1.01%(3)

   International Portfolio
     -- Class B*............      0.88%           0.25%         0.23%        1.36%           0.25%               1.11%(6)

SCUDDER VARIABLE SERIES II

   Scudder Aggressive
     Growth Portfolio --
     Class B*...............      0.75%           0.25%         0.37%        1.37%           0.03%               1.34%(4)

   Scudder Blue Chip
     Portfolio -- Class B*..      0.65%           0.25%         0.20%        1.10%            --                 1.10%(4)

   Scudder Conservative
     Income Strategy
     Portfolio -- Class B*..      0.15%           0.25%         1.02%        1.42%            --                 1.42%(5)

   Scudder Fixed Income
     Portfolio -- Class B*..      0.60%           0.25%         0.20%        1.05%            --                 1.05%(4)

   Scudder Global Blue Chip
     Portfolio -- Class B*..      1.00%           0.25%         0.62%        1.87%            --                 1.87%(4)

   Scudder Government &
     Agency Securities
     Portfolio -- Class B*..      0.55%           0.25%         0.20%        1.00%            --                 1.00%(6)

   Scudder Growth & Income
     Strategy Portfolio --
     Class B*...............      0.15%           0.25%         1.07%        1.47%            --                 1.47%(5)

   Scudder Growth Portfolio
     -- Class B*............      0.60%           0.25%         0.18%        1.03%            --                 1.03%(6)

   Scudder Growth Strategy
     Portfolio -- Class B*..      0.15%           0.25%         1.10%        1.50%            --                 1.50%(5)

   Scudder High Income
     Portfolio -- Class B*..      0.60%           0.25%         0.21%        1.06%            --                 1.06%(6)


                                               DISTRIBUTION                             CONTRACTUAL FEE         NET TOTAL
                                                  AND/OR                 TOTAL ANNUAL        WAIVER              ANNUAL
                                MANAGEMENT    SERVICE(12b-1)    OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES     EXPENSES      REIMBURSEMENT          EXPENSES
----------------                ----------    --------------  --------   ------------   ---------------         ---------
   Scudder Income & Growth
     Strategy Portfolio--
     Class B*...............      0.15%           0.25%         1.04%        1.44%            --                 1.44%(5)

   Scudder International
     Select Equity
     Portfolio --
     Class B*...............      0.75%           0.25%         0.33%        1.33%            --                 1.33%(6)

   Scudder Large Cap Value
     Portfolio -- Class B*..      0.75%           0.25%         0.19%        1.19%            --                 1.19%(4)

   Scudder Money Market
     Portfolio -- Class B*..      0.50%           0.25%         0.18%        0.93%            --                 0.93%(7)

   Scudder Small Cap Growth
     Portfolio -- Class B*..      0.65%           0.25%         0.18%        1.08%            --                 1.08%(6)

   Scudder Strategic Income
     Portfolio -- Class B*..      0.65%           0.25%         0.31%        1.21%            --                 1.21%(4)

   Scudder Technology
     Growth Portfolio --
     Class B*...............      0.75%           0.25%         0.25%        1.25%            --                 1.25%(4)

   Scudder Total Return
     Portfolio -- Class B*..      0.55%           0.25%         0.19%        0.99%            --                 0.99%(6)

   SVS Davis Venture Value
     Portfolio -- Class B*..      0.95%           0.25%         0.20%        1.40%            --                 1.40%(4)

   SVS Dreman Financial
     Services Portfolio --
     Class B*...............      0.75%           0.25%         0.25%        1.25%            --                 1.25%(4)

   SVS Dreman High Return
     Equity Portfolio --
     Class B*...............      0.73%           0.25%         0.20%        1.18%            --                 1.18%(4)

   SVS Dreman Small Cap
     Value Portfolio --
     Class B*...............      0.75%           0.25%         0.19%        1.19%            --                 1.19%(4)

   SVS Eagle Focused Large
     Cap Growth Portfolio --
     Class B*...............      0.95%           0.25%         0.29%        1.49%            --                 1.49%(4)

   SVS Focus Value & Growth
     Portfolio -- Class B*..      0.75%           0.25%         0.25%        1.25%           0.01%               1.24%(4)

   SVS Index 500 Portfolio
    -- Class B*.............      0.37%           0.25%         0.26%        0.88%            --                 0.88%(4)

   SVS INVESCO Dynamic
     Growth Portfolio --
     Class B*...............      1.00%           0.25%         0.60%        1.85%           0.16%               1.69%(4)

   SVS Janus Growth And
     Income Portfolio --
     Class B*...............      0.95%           0.25%         0.27%        1.47%            --                 1.47%(4)

   SVS Janus Growth
     Opportunites Portfolio
    -- Class B*.............      0.95%           0.25%         0.27%        1.47%            --                 1.47%(4)

   SVS MFS Strategic Value
     Portfolio -- Class B*..      0.95%           0.25%         1.12%        2.32%           0.78%               1.54%(4)

   SVS Oak Strategic Equity
     Portfolio -- Class B*..      0.95%           0.25%         0.32%        1.52%            --                 1.52%(4)

   SVS Turner Mid Cap
     Growth Portfolio --
     Class B*...............      1.00%           0.25%         0.32%        1.57%            --                 1.57%(4)
SCUDDER VIT FUNDS

   Scudder Real Estate
     Securities Portfolio --
     Class B*...............      0.90%           0.25%         1.36%        2.51%           0.76%               1.75%(8)

THE ALGER AMERICAN FUND

   Alger American Balanced
     Portfolio -- Class S
     Shares*................      0.75%           0.25%         0.12%        1.12%            --                 1.12%

   Alger American Leveraged
     AllCap Portfolio --
     Class S Shares*........      0.85%           0.25%         0.12%        1.22%            --                 1.22%


--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2003. The adviser has agreed to continue the expense reimbursement until December 31, 2004.

(2) The Fund's actual Other Expenses and Total Annual Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2002 were 0.55% and 1.15%, respectively, of the Fund's average net assets. Effective June 1, 2002 INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the Fund to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

(3) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes: Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(4) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share-classes, respectively:
     SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. B-share class became effective on 5/1/03, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

(5) Other expenses are based on estimated amounts for the current fiscal year. Through April 30, 2005, the advisor, the underwriter and the accounting agent have contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets before the application of the weighted average total costs of the underlying funds. The range of average weighted net expense ratios have been reduced to contractual expense limitations and/or reimbursements where applicable, based on most recent prospectuses. Excluding the weighted average total cost of the underlying funds and considering the above referenced contractual waiver, the fund's management fee, 12b-1 fee, other expenses and total operating expenses are 0.15%, 0,25%, 0.35% and 0.75%, respectively.

(6) The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(7) The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net 12b-1 fee rate; excludes 2003 waivers.

(8) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.50% for Class B shares. The portfolio became effective 5/1/03, therefore other expenses for Class B shares are estimated and annualized. Actual expenses may be greater or less than shown. The other expense category for the Class B shares reflects a compensation arrangement with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% of Class B shares.

(9) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                         VOLUNTARY FEE
                                         WAIVER AND/OR
                                            EXPENSE         NET TOTAL ANNUAL
FUNDING OPTION                           REIMBURSEMENT     OPERATING EXPENSES
----------------                         --------------    ------------------
Credit Suisse Trust
  Emerging Markets Portfolio                 0.41%                1.40%
Credit Suisse Trust Global
  Post-Venture Capital Portfolio             0.23%                1.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and GIS cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Income Solution Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS  10 YEARS
----------------                         --------- --------- --------  ----------  --------  --------  -------- ----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............     1204      2023      2659       4221        404      1223      2059      4221
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1363      2478      3379       5468        563      1678      2779      5468

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Income Solution Benefit (assuming the current charge applies).

                                         IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ---------------------------------------   ---------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS  10 YEARS
----------------                         --------  --------  --------  ---------   --------  --------  -------- ----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............     1145      1850      2378       3701        345      1050      1778      3701
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1305      2313      3121       5036        505      1513      2521      5036


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS  10 YEARS
----------------                         --------- --------- --------- ----------  --------  --------  -------- ----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............     1145      1850      2378        3701       345      1050      1778      3701
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1305      2313      3121        5036       505      1513      2521      5036

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Scudder Advocate Rewards Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 76 on the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                        MAXIMUM AGE BASED ON THE OLDEST OF THE
                                        OWNER, JOINT OWNER, OR ANNUITANT ON THE
   DEATH BENEFIT/OPTIONAL FEATURE                    CONTRACT DATE
-------------------------------------    ---------------------------------------
Standard Death Benefit                                  80
Annual Step Up Death Benefit                            79
5% Roll Up Death Benefit                                75
Enhanced Stepped-Up Provision (E.S.P)                   75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For Contracts issued between April 1, 2004 and June 30, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to April 1, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

     (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits are not included in your Remaining Benefit Base if you elect the Guaranteed Income Solution. Purchase Payment Credits are included in your Remaining Benefit Base if you elect the Guaranteed Income Solution Plus. Please refer to the description of the Guaranteed Income Solution Benefits for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
CREDIT SUISSE TRUST
   Emerging Market Portfolio              Seeks long term growth of capital. The       Credit Suisse Asset Management,
                                          Fund normally invests in equity              LLC
                                          securities of companies located in, or       Subadviser: Credit Suisse Asset
                                          conducting a majority of their               Management Limited
                                          business, in emerging markets.

   Global  Post-Venture Capital           Seeks long-term growth of capital. The       Credit Suisse Asset Management,
      Portfolio                           Fund normally invests in equity              LLC
                                          securities of post-venture-capital           Subadviser: Abbott Capital
                                          companies of any size from at least          Management, LLC; Credit Suisse
                                          three countries, including the U.S.          Asset Management Limited (U.K),
                                                                                       (Japan), (Australia)

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio --      Seeks investment results that are            The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the S&P MidCap 400
                                          Index. The Fund normally invests in
                                          growth and value stocks of mid-size
                                          companies that are chosen through a
                                          disciplined investment process.

DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
   Dreyfus Socially Responsible           Seeks capital growth with current            The Dreyfus Corporation
     Growth Fund, Inc. -- Service         income as a secondary objective. The
     Shares                               Fund normally invests in the common
                                          stocks of companies that, in the
                                          opinion of the Fund's management, meet
                                          traditional investment standards and
                                          conduct their business in a manner
                                          that contributes to the enhancement of
                                          the quality of life in America.


                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
INVESCO VARIABLE INVESTMENT
   FUNDS, INC.
   INVESCO VIF -- Utilities Fund          Seeks capital growth. Also seeks             INVESCO Funds Group, Inc.
                                          current income. The Fund normally
                                          invests in equity securities and
                                          equity-related instruments of companies
                                          engaged in the utilities-related
                                          industries.
SCUDDER VARIABLE SERIES I
   21st Century Growth Portfolio --       Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in equity              Americas Inc.
                                          securities issued by emerging growth
                                          companies.

   Capital Growth Portfolio -- Class B    Seeks long-term capital growth. The          Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established US companies that are
                                          believed to have the potential to
                                          display above-average earnings growth,
                                          are industry leaders or are potential
                                          industry leaders, have strong product
                                          position and effective company
                                          management.

   Global Discovery Portfolio --          Seeks above-average capital                  Deutsche Investment Management
     Class B                              appreciation over the long term. The         Americas Inc.
                                          Fund normally invests in common stocks
                                          and other equities of small companies
                                          throughout the world, generally with a
                                          focus on countries within developed
                                          economies.

   Growth & Income Portfolio -- Class B   Seeks long-term growth of capital,           Deutsche Investment Management
                                          current income and growth of income.         Americas Inc.
                                          The Fund normally invests in equities
                                          of large U.S. companies, although it
                                          may invest in companies of any size
                                          and from any country.

   Health Sciences Portfolio -- Class B   Seeks long-term growth of capital. The       Deutsche Investment Management
                                          Fund normally invests in coomon stocks       Americas Inc.
                                          of companies of any size in the health
                                          care sector (e.g. pharmaceuticals,
                                          biotechnology, medical products and
                                          supplies, health care services).

   International Portfolio -- Class B     Seeks long-term growth of capital. The       Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established companies listed on           Subadviser: Deutsche Asset
                                          foreign exchanges.                           Management Services Ltd.
SCUDDER VARIABLE SERIES II
   Scudder Aggressive Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 uses aggressive investment techniques        Americas Inc.
                                          and normally invests in equities--
                                          usually common stocks-- of U.S.
                                          companies.

   Scudder Blue Chip Portfolio --         Seeks growth of capital and income. The      Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of large U.S. companies that are
                                          similar in size to companies in the
                                          S&P 500 Index and are considered by
                                          the portfolio managers to be "blue
                                          chip" companies. Blue chip companies
                                          are typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit, and established earnings and
                                          dividend history,

   Scudder Conservative Income            Seeks current income and secondarily         Deutsche Investment Management
     Strategy Portfolio -- Class B        long-term growth of capital. The Fund        Americas Inc.
                                          normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.

   Scudder Fixed Income Portfolio --      Seeks high current income. The Fund          Deutsche Investment Management
     Class B                              normally invests in a diversified            Americas Inc.
                                          portfolio of fixed-income securities in
                                          the top four grades of credit quality.


                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   Scudder Global Blue Chip               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of
                                          companies throughout the world
                                          considered by the portfolio managers
                                          to be "blue chip." Blue chipcompanies
                                          are typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit and establsihed earnings and
                                          dividend history.

   Scudder Government & Agency            Seeks high current income consistent         Deutsche Investment Management
     Securities Portfolio -- Class B      with preservation of capital. The Fund       Americas Inc.
                                          normally invests in U.S. government
                                          securities and repurchase agreements of
                                          U.S. government securities.

   Scudder Growth & Income Strategy       Seeks a balance of long-term growth of       Deutsche Investment Management
     Portfolio -- Class B                 capital and current income with an           Americas Inc.
                                          emphasis on growth of capital. The
                                          Fund normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          returns.

   Scudder Growth Portfolio -- Class B    Seeks maximum appreciation of capital.       Deutsche Investment Management
                                          The Fund normally invests in the common      Americas Inc.
                                          stocks of large U.S. companies that are
                                          similar in size to the companies in the
                                          Russell 1000 Growth Index. The
                                          portfolio managers look for companies
                                          that have strong product lines,
                                          effective management and leadership
                                          positions within core markets.

   Scudder Growth Strategy Portfolio      Seeks long-term growth of capital. The       Deutsche Investment Management
    -- Class B                            Fund normally invests in other Scudder       Americas Inc.
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.

   Scudder High Income Portfolio--        Seeks to provide a high level of             Deutsche Investment Management
     Class B                              current income. The Fund normally            Americas Inc.
                                          invests in lower-rated high yield/high
                                          risk fixed-income securities, often
                                          called junk bonds.

   Scudder Income & Growth Strategy       Seeks a balance of current income and        Deutsche Investment Management
     Portfolio -- Class B                 long-term growth of capital with an          Americas Inc.
                                          emphasis on current income. The Fund
                                          normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.

   Scudder International Select           Seeks capital appreciation. The Fund         Deutsche Investment Management
     Equity Portfolio -- Class B          normally invests in a focused list of        Americas Inc.
                                          approximately 40 stocks, with 50% of         Subadviser: Deutsche Asset
                                          its assets invested in securities that       Management Investments Services
                                          are represented on the MSCI EAFE Index       Ltd.
                                          and the other 50% invested in non-Index
                                          securities of companies located in the
                                          countries that make up the Index, such
                                          as Germany, Australia, Singpore and
                                          Japan.

   Scudder Large Cap Value Portfolio      Seeks a high rate of total return. The       Deutsche Investment Management
    -- Class B                            Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of large
                                          U.S. companies that are similar in size
                                          to the companies in the Russell 1000
                                          Value Index and that the portfolio
                                          managers believe are undervalued.


                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   Scudder Money Market Portfolio --      Seeks maximum current income to the          Deutsche Investment Management
     Class B extent                       consistent with stability of                 Americas Inc.
                                          principal. The Fund normally invests
                                          in high-quality short-term securities,
                                          as well as repurchase agreements.

   Scudder Small Cap Growth               Seeks maximum appreciation of                Deutsche Investment Management
     Portfolio -- Class B                 investors' capital. The Fund normally        Americas Inc.
                                          invests in small capitalization stocks
                                          of companies with a history of revenue
                                          growth, effective management and
                                          strong balance sheets, among other
                                          factors.

   Scudder Strategic Income               Seeks high current income. The Fund          Deutsche Investment Management
     Portfolio -- Class B                 normally invests in bonds issued by US       Americas Inc.
                                          and foreign corporations and
                                          governments.

   Scudder Technology Growth              Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in common stocks of US      Americas Inc.
                                          companies of any size that are in the
                                          technology sector (e.g.
                                          semi-conductors, software, telecom
                                          equipment and computer/hardware).

   Scudder Total Return Portfolio --      Seeks high total return, a combination       Deutsche Investment Management
     Class B                              of income and capital appreciation. The      Americas Inc.
                                          Fund normally invests in a mix of
                                          stocks and bonds, including common
                                          stocks, convertible securities,
                                          corporate bonds, US government bonds
                                          and mortage- and asset-backed
                                          securities.

   SVS Davis Venture Value Portfolio      Seeks growth of capital. The Fund            Deutsche Investment Management
    -- Class B                            normally invests in common stock of US       Americas Inc.
                                          companies with market capitalizations        Subadviser: Davis Selected
                                          of at least $5 billion that are              Advisers, L.P.
                                          believed to be quality, overlooked
                                          growth companies at value prices.

   SVS Dreman Financial Services          Seeks to provide long-term capital           Deutsche Investment Management
     Portfolio -- Class B                 appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of financial            Subadviser: Dreman Value
                                          services companies (e.g. banks,              Management L.L.C.
                                          insurance companies, savings and loans,
                                          securities brokerage firms and
                                          diversified financial companies).

   SVS Dreman High Return Equity          Seeks to achieve a high rate of total        Deutsche Investment Management
     Portfolio -- Class B                 return. The Fund normally invests in         Americas Inc.
                                          common stocks and other equity
                                          Subadviser: Dreman Value securities,
                                          with a focus on stocks of Management
                                          L.L.C. large US companies believed to
                                          be undervalued based on an analysis
                                          that includes price-to earnings
                                          ratios, book values, cash flows and
                                          yields.

   SVS Dreman Small Cap Value             Seeks long-term capital appreciation.        Deutsche Investment Management
     Portfolio -- Class B                 The Fund normally invests in                 Americas Inc.
                                          undervalued common stocks of small US        Subadviser: Dreman Value
                                          companies.                                   Management L.L.C.

   SVS Eagle Focused Large Cap            Seeks growth through long-term capital       Deutsche Investment Management
     Growth Portfolio -- Class B          appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of seasoned             Subadviser: Eagle Asset
                                          financially strong US growth companies.      Management, Inc.

   SVS Focus Value & Growth               Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in US common stock,         Americas Inc.
                                          both growth and value stocks.                Subadviser: Jennison Associates
                                                                                       LLC; Dreman Value Management, LLC

   SVS Index 500 Portfolio -- Class B     Seeks returns that, before expenses,         Deutsche Investment Management
                                          correspond to the total return of US         Americas Inc.
                                          common stocks as represented by the S&P      Subadviser: Northern Trust
                                          500 Index. The Fund normally invests in      Investments, Inc.
                                          common stocks and securities included
                                          in the index.



                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   SVS INVESCO Dynamic Growth             Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities of mid-sized companies,
                                          with Subadviser: INVESCO the core of
                                          the Fund invested in securities of
                                          established companies that are leaders
                                          in attractive growth markets with a
                                          history of strong returns.

   SVS Janus Growth And Income            Seeks long-term capital growth and           Deutsche Investment Management
     Portfolio -- Class B                 current income. The Fund normally            Americas Inc.
                                          invests in equity securities using a         Subadviser: Janus Capital
                                          "bottom-up" approach in choosing             Management LLC
                                          investments.

   SVS Janus Growth Opportunites          Seeks long-term growth of capital in a       Deutsche Investment Management
     Portfolio -- Class B                 manner consistent with the preservation      Americas Inc.
                                          of capital. The Fund normally invests        Subadviser: Janus Capital
                                          in equity securities selected for their      Management LLC
                                          growth potential.

   SVS MFS Strategic Value Portfolio      Seeks to provide capital appreciation.       Deutsche Investment Management
    -- Class B                            The Fund normally invests in common          Americas Inc.
                                          stocks and related securities, such as
                                          Subadviser: Massachusetts preferred
                                          stocks, convertible Financial Services
                                          ("MFS") securities and depository
                                          receipts, of companies believed to be
                                          undervalued in the market relative to
                                          their long term potential.

   SVS Oak Strategic Equity               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities, primarily the common stocks      Subadviser: Oak Associates, Ltd.
                                          of established US companies with large
                                          market capitalizations.

   SVS Turner Mid Cap Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 normally invests in medium market            Americas Inc.
                                          capitalizations that are believed to         Subadviser: Turner Investment
                                          have strong earnings growth potential.       Partners, Inc.

SCUDDER VIT FUNDS
   Scudder Real Estate Securities         Seeks long-term capital appreciation         Deutsche Asset Management, Inc.
     Portfolio -- Class B                 and current income. The Fund normally
                                          invests in equity securities of real
                                          estate investment trusts ("REITS") and
                                          real estate companies.

THE ALGER AMERICAN FUND
   Alger American Balanced Portfolio      Seeks current income and long-term           Fred Alger Management, Inc.
    -- Class S Shares                     capital appreciation. The fund normally
                                          invests in stocks of companies with
                                          growth potential and in fixed-income
                                          securities, especially those which
                                          appear to have some potential for
                                          capital appreciation.

   Alger American Leveraged AllCap        Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio -- Class S Shares          The Fund normally invests in equity
                                          securities of companies of any size,
                                          which demonstrate growth potential,
                                          and the Fund can leverage up to
                                          one-third of its total assets to buy
                                          additional securities.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
------------------------------------------  ----------------------
GREATER THAN OR EQUAL TO  BUT LESS THAN
        0 years              3 years                 8%
        3 years              4 years                 7%
        4 years              5 years                 6%
        5 years              6 years                 5%
        6 years              7 years                 4%
        7 years              8 years                 3%
        8 years              9 years                 2%
        9 years+                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

     o    under the Managed Distribution Program or

     o under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
------------------------------------------  ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED INCOME SOLUTION BENEFIT CHARGE

If Guaranteed Income Solution or Guaranteed Income Solution Plus is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a MAXIMUM of 1.00% of the amounts held in each funding option. The CURRENT charge is 0.40% if you elect Guaranteed Income Solution. The CURRENT charge is 0.55% if you elected Guaranteed Income Solution Plus. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.40% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within

15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     o    Standard Death Benefit

     o    Annual Step-Up Death Benefit

     o    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT: We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below or*

     (3)  the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

----------------------------------------  --------------------------------------
If the Annuitant dies before age 80,        o    the Contract Value on the
the death benefit will be the greatest           Death Report Date
of:
                                            o    your adjusted Purchase
                                                 Payment, described below*

                                            o    the Step-Up Value, if any,
                                                 described below or

                                            o    the Roll-Up Death Benefit
                                                 Value, described below; or
----------------------------------------  --------------------------------------
----------------------------------------  --------------------------------------
If the Annuitant dies on or after age       o    the Contract Value on the
80, the death benefit will be the                Death Report Date
greatest of:
                                            o    your adjusted Purchase
                                                 Payment, described below;*

                                            o    the Step-Up Value, if any,
                                                 as described below or

                                            o    the Roll-Up Death Benefit
                                                 Value, described below, on
                                                 the Annuitant's 80th
                                                 birthday, plus any
                                                 additional Purchase Payments
                                                 and minus any partial
                                                 surrender reductions (as
                                                 described below) that occur
                                                 after the Annuitant's 80th
                                                 birthday
----------------------------------------  --------------------------------------
* If you have elected the GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-----------------------------------  --------------------------  --------------------------------------  --------------------
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                 RULES APPLY*
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
OWNER (WHO IS NOT THE ANNUITANT)     The beneficiary (ies),      Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER'S estate.    receive the distribution.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
OWNER (WHO IS THE ANNUITANT)         The beneficiary (ies),      Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER'S estate.    receive the distribution.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
NON-SPOUSAL JOINT OWNER (WHO IS      The surviving joint                                                 Yes
NOT THE ANNUITANT)                   owner.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
NON-SPOUSAL JOINT OWNER (WHO IS      The beneficiary (ies),      Unless the beneficiary elects to        Yes
THE ANNUITANT)                       or if none, to the          continue the Contract rather than
                                     surviving joint owner.      receive the distribution.


-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
SPOUSAL JOINT OWNER (WHO IS NOT      The surviving joint         Unless the spouse elects to continue    Yes
THE ANNUITANT)                       owner.                      the Contract.


-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
SPOUSAL JOINT OWNER (WHO IS THE      The beneficiary (ies),      Unless the spousal beneficiary          Yes
ANNUITANT)                           or if none, to the          elects to continue the Contract.
                                     surviving joint owner.
                                                                 A spouse who is not the beneficiary
                                                                 may decline to receive the proceeds
                                                                 and instruct the company to pay the
                                                                 beneficiary who may elect to
                                                                 continue the Contract.
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
ANNUITANT (WHO IS NOT THE            The beneficiary (ies),      Unless the beneficiary elects to        Yes
CONTRACT OWNER)                      or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER              receive the distribution.

                                                                 Or unless, there is a CONTINGENT
                                                                 ANNUITANT. Then, the CONTINGENT
                                                                 ANNUITANT becomes the ANNUITANT and
                                                                 the Contract continues in effect
                                                                 (generally using the original
                                                                 MATURITY DATE). The proceeds will
                                                                 then be paid upon the death of the
                                                                 CONTINGENT ANNUITANT or owner.
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
ANNUITANT (WHO IS THE CONTRACT       See death of "owner who                                             Yes
OWNER)                               is the Annuitant" above.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
ANNUITANT (WHERE OWNER IS A          The beneficiary (ies)                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)            (or if none, to the                                                 ANNUITANT is
                                     owner.                                                              treated as death of
                                                                                                         the owner in
                                                                                                         these circumstances.)
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
CONTINGENT ANNUITANT (ASSUMING       No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)            payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
BENEFICIARY                          No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------


                             QUALIFIED CONTRACTS

-----------------------------------  --------------------------  --------------------------------------  --------------------
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                 RULES APPLY*
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
CONTINGENT BENEFICIARY               No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
OWNER / ANNUITANT                    The beneficiary (ies),     Unless the beneficiary elects to         Yes
                                     or if none, to the         continue the Contract rather than
                                     CONTRACT OWNER'S estate.   receive a distribution.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
BENEFICIARY                          No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
CONTINGENT BENEFICIARY               No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED INCOME SOLUTION BENEFITS

EFFECTIVE APRIL 1, 2004, WE ARE OFFERING TWO DIFFERENT VERSIONS OF THE GUARANTEED INCOME SOLUTION BENEFIT RIDER ("GIS RIDERS") THAT DIFFER PRIMARILY BASED ON THE MANNER IN WHICH WE TREAT PURCHASE PAYMENT CREDITS UNDER THE CONTRACT. THE STANDARD GUARANTEED INCOME SOLUTION BENEFIT ("GIS") EXCLUDES PURCHASE PAYMENT CREDITS FROM THE GUARANTEES PROVIDED UNDER THE BENEFIT. WE OFFER AN ENHANCED VERSION OF THE GUARANTEED INCOME SOLUTION BENEFIT (CALLED "GIS PLUS") WHERE THE GUARANTEES PROVIDED UNDER THE BENEFIT INCLUDE PURCHASE PAYMENT CREDITS ASSOCIATED WITH YOUR PURCHASE PAYMENTS. THE CHARGE FOR GIS PLUS IS HIGHER THAN GIS. YOU SHOULD CONSIDER WHETHER THE ADDITIONAL COST FOR THE GIS PLUS BENEFIT IS APPROPRIATE FOR YOU BASED ON THE ADDITIONAL GUARANTEES PROVIDED UNDER THE BENEFIT.

GIS and GIS Plus guarantee a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GIS and GIS Plus will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect either of the GIS Riders if you have elected the GMAB Rider offered under this Contract.

If you elect GIS, your initial Purchase Payment is used to determine your initial remaining benefit base or "RBB". Your initial RBB does not include Purchase Payment Credits. If you elect GIS Plus, your initial Purchase Payment and any associated Purchase Payment Credits are used to determine your initial RBB. The initial RBB is the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GIS or GIS Plus, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GIS or GIS Plus, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. If you elect GIS, your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. If you elect GIS Plus, your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment and any associated Purchase Payment Credit. We reserve the right not to include subsequent Purchase Payments and any associated Purchase Payment Credits in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment (and any associated Purchase Payment Credits if you elect GIS
Plus), depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your benefit. We may impose a maximum RBB in the future for Contract Owners who elect GIS or GIS Plus, but the maximum RBB will never be less than the cumulative Purchase Payments (and any associated Purchase Payment Credits if you elect GIS Plus) to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments (and associated Purchase Payment Credits if you have elected GIS Plus) and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. If you elect GIS, the partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you elect GIS Plus, the partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For purposes of the examples below, assume your initial Purchase Payment is $100,000 and a withdrawal of $10,000 is taken in Contract Year two.

                       GUARANTEED INCOME SOLUTION BENEFIT

------------------- ------------------------------------------------------ ---------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
                     CONTRACT                                               CONTRACT
                      VALUE              RBB                AWB (5%)         VALUE              RBB               AWB (5%)
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
VALUES AS OF
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CONTRACT DATE        $106,000         $100,000              $5,000          $106,000         $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO    $121,900         $100,000              $5,000          $90,100          $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY AFTER    $111,900         $91,797               $4,590          $80,100          $88,901              $4,445
WITHDRAWAL,
CONTRACT YEAR                   [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
TWO                              x 10,000/121,900)]    x 10,000/121,900)]                x 10,000/90,100)]   x 10,000/90,100)]
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)           $10,000           $8,203                $410           $10,000          $11,099               $555
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

                     GUARANTEED INCOME SOLUTION PLUS BENEFIT

------------------- ------------------------------------------------------ ---------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
------------------- ------------------------------------------------------ ---------------------------------------------------
                     CONTRACT                                               CONTRACT
                      VALUE              RBB                AWB (5%)         VALUE              RBB               AWB (5%)
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
VALUES AS OF
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CONTRACT DATE        $106,000         $106,000              $5,300          $106,000         $106,000             $5,300
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO    $121,900         $106,000              $5,300          $90,100          $106,000             $5300
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY AFTER    $111,900         $97,304               $4,865          $80,100          $94,235              $4,712
WITHDRAWAL,
CONTRACT YEAR                    [106,000- (106,000    [5,300 - (5,300                 [106,000 - (106,000    [5,300- (5,300
TWO                              x 10,000/121,900)]    x 10,000/121,900)]]               x 10,000/90,100)]   x 10,000/90,100)]
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value (minus any Purchase Payment Credits received 12 months prior to the reset date if you elect GIS). Depending on your Contract Value and the current fee for GIS or GIS Plus, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply. Further, if you reset your RBB, your new AWB may be higher or lower you're your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GIS or GIS Plus, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GIS or GIS Plus may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF MAY 17, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider (Guaranteed Income Solution) offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation

Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ---------------------------------------------------- -----------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                BASE
                                          CALCULATION                                         CALCULATION
                      CONTRACT VALUE        AMOUNT         BENEFIT BASE    CONTRACT VALUE       AMOUNT          BENEFIT BASE
                     ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000       Not Applicable       $106,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $121,900          $100,000          $100,000           $90,100          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                                $9,900(2)
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                                     EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS --
                                         IMPACT ON BASE CALCULATION AMOUNT

                     ---------------------------------------------------- -----------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                                                               BASE                                                  BASE
                                           PURCHASE         CALCULATION                         PURCHASE         CALCULATION
                      CONTRACT VALUE        PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000         $100,000          $106,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,600          $10,000          $110,000          $130,600          $10,000           $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                              EXAMPLES OF PARTIAL WITHDRAWALS --
                                              IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value as of GMAB Rider
Effective Date                $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value Immediately Prior to
Partial Withdrawal            $121,900          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value Immediately                                                                        [100,000 x
Following Partial                                                                      10,000/121,900]
Withdrawal                    $111,900           $90,000              $10,000               $8,203               $10,000
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value as of GMAB Rider
Effective Date                $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value Immediately Prior to
Partial Withdrawal             $90,100          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value Immediately                                                                        [100,000 x
Following Partial                                                                       10,000/90,100]
Withdrawal                     $80,100           $88,901              $10,000              $11,099               $11,099
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. Specifically, you will be required to allocate 100% of your Contract Value amongst the Permitted Subaccounts listed below. Four of the Permitted Subaccounts (Scudder Conservative Income Strategy Portfolio, Scudder Income & Growth Strategy Portfolio, Scudder Growth & Income Strategy Portfolio, and Scudder Growth Strategy Portfolio) invest in Underlying Funds that invest in other Underlying Funds offered under the Contract across a range of asset classes, utilizing a wide variety of securities and investment styles. Please refer to the section of the Prospectus entitled "The Variable Funding Options" for a description of the investment objective and strategy for each these Subaccounts.

                             PERMITTED SUBACCOUNTS

            SCUDDER VARIABLE SERIES II
            Scudder Conservative Income Strategy Portfolio -- Class B Scudder Income & Growth Strategy Portfolio -- Class B
            Scudder Growth & Income Strategy Portfolio -- Class B
            Scudder Growth Strategy Portfolio -- Class B
            Scudder Money Market Portfolio -- Class B

We do not impose any limitation or restriction on your right to make transfers between the Permitted Subaccounts or to allocate Purchase Payments to the Permitted Subaccounts. However, any request to transfer Contract Value or allocate Purchase Payments to a Subaccount that is not a Permitted Subaccount will be rejected. You will be required to submit a new transfer request or allocation instructions that only includes one or more of the Permissible Subaccounts. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the Permitted Subaccount limitations.

We may name additional Subaccounts as Permitted Subaccounts or may impose allocation limits on the amount of Contract Value that you can allocate to a Permitted Subaccount. Any such change will only apply to Contract Owners who elect the GMAB Rider after the effective date of the change. However, for existing Contract Owners, we may apply any new investment limitation on transfers and subsequent Purchase Payments.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Permitted Subaccounts and the allocation percentages for each Permitted Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Permitted Subaccounts.

REBALANCING: We may require rebalancing of your Contract Value according to the current personal allocation profile that you specify for the Permissible Subaccounts. If we require rebalancing, we will rebalance your Contract Value in each Permissible Subaccount that you elected according to the relative proportions indicated in your personal allocation profile.

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider (Guaranteed Income Solution). You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider (Guaranteed Income Solution) that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.40% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above.

     o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or Guaranteed Income Solution. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified

Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Scudder Variable Series I and II as Variable Funding Options. Scudder Variable Series I and II are advised by Deutsche Investment Management Americas Inc. and are distributed by its affiliate, Scudder Distributors, Inc. ("SDI"). The Company and TDLLC have entered into a distribution arrangement with SDI under which a fee is payable by the Company and TDLLC to SDI based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Scudder Variable Series I and II and SDI have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by SDI (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03).......................   2003        1.000            1.322              --

   Global Post-Venture Capital Portfolio (11/03)............   2003        1.000            1.241              --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)..   2003        1.000            1.174              --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (9/03)............................................   2003        1.000            1.128              --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (8/03).....................   2003        1.000            1.069              --

Scudder VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000            1.166              --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (11/03).........   2003        1.000            1.130              --

   Capital Growth Portfolio -- Class B (8/03)...............   2003        1.000            1.118              --

   Global Discovery Portfolio -- Class B (10/03)............   2003        1.000            1.256              --

   Growth & Income Portfolio -- Class B (7/03)..............   2003        1.000            1.130              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   Health Sciences Portfolio -- Class B (7/03)..............   2003        1.000            1.125               --

   International Portfolio -- Class B (7/03)................   2003        1.000            1.187               --

Scudder Variable Series II

   Scudder Aggressive Growth Portfolio -- Class B (12/03)...   2003        1.000            1.167               --

   Scudder Blue Chip Portfolio -- Class B (8/03)............   2003        1.000            1.158               --

   Scudder Large Cap Value Portfolio -- Class B (8/03)......   2003        1.000            1.165               --

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2003        1.000            0.991               --

   Scudder Global Blue Chip Portfolio -- Class B (10/03)....   2003        1.000            1.183               --

   Scudder Government & Agency Portfolio -- Class B (7/03)..   2003        1.000            0.998               --

   Scudder Growth Portfolio -- Class B (8/03)...............   2003        1.000            1.111               --

   Scudder High Income Portfolio -- Class B (7/03)..........   2003        1.000            1.094               --

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.212               --

   Scudder Money Market Portfolio -- Class B (8/03).........   2003        1.000            0.992            52,385

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2003        1.000            1.135               --

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2003        1.000            0.987               --

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2003        1.000            1.218               --

   Scudder Total Return Portfolio -- Class B (7/03).........   2003        1.000            1.066               --

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2003        1.000            1.161               --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   SVS Dreman Financial Services Portfolio -- Class B (8/03)   2003        1.000            1.132                --

   SVS Dreman High Return Equity Portfolio -- Class B (8/03)   2003        1.000            1.165                --

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2003        1.000            1.247                --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (8/03)...........................................   2003        1.000            1.120                --

   SVS Focus Value & Growth Portfolio -- Class B (10/03)....   2003        1.000            1.160                --

   SVS Index 500 Portfolio -- Class B (7/03)................   2003        1.000            1.135                --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2003        1.000            1.178                --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)..   2003        1.000            1.122                --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2003        1.000            1.113                --

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2003        1.000            1.124                --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2003        1.000            1.196                --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2003        1.000            1.215                --

The Alger American Fund

   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000            1.065            25,808

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (10/03)...........................................   2003        1.000            1.124                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03).......................   2003        1.000            1.315                --

   Global Post-Venture Capital Portfolio (11/03)............   2003        1.000            1.234                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)..   2003        1.000            1.168             9,350

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (9/03)............................................   2003        1.000            1.122                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF-- Utilities Fund (8/03)......................   2003        1.000            1.063                --

Scudder VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000            1.160                --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (11/03).........   2003        1.000            1.124                --

   Capital Growth Portfolio -- Class B (8/03)...............   2003        1.000            1.112                --

   Global Discovery Portfolio -- Class B (10/03)............   2003        1.000            1.249                --

   Growth & Income Portfolio -- Class B (7/03)..............   2003        1.000            1.124                --

   Health Sciences Portfolio -- Class B (7/03)..............   2003        1.000            1.119                --

   International Portfolio -- Class B (7/03)................   2003        1.000            1.181                --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (12/03)...   2003        1.000            1.161                --

   Scudder Blue Chip Portfolio -- Class B (8/03)............   2003        1.000            1.152                --

   Scudder Large Cap Value Portfolio -- Class B (8/03)......   2003        1.000            1.159             9,768

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   Scudder Fixed Income Portfolio -- Class B (7/03).........   2003        1.000            0.985                --

   Scudder Global Blue Chip Portfolio -- Class B (10/03)....   2003        1.000            1.176                --

   Scudder Government & Agency Portfolio -- Class B (7/03)..   2003        1.000            0.992                --

   Scudder Growth Portfolio -- Class B (8/03)...............   2003        1.000            1.105                --

   Scudder High Income Portfolio -- Class B (7/03)..........   2003        1.000            1.088            10,048

   Scudder International Select Equity Portfolio --
   Class B (7/03)........................................      2003        1.000            1.206             9,226

   Scudder Money Market Portfolio -- Class B (8/03).........   2003        1.000            0.987                --

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2003        1.000            1.129                --

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2003        1.000            0.982                --

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2003        1.000            1.212                --

   Scudder Total Return Portfolio -- Class B (7/03).........   2003        1.000            1.060                --

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2003        1.000            1.154                --

   SVS Dreman Financial Services Portfolio -- Class B (8/03)   2003        1.000            1.126                --

   SVS Dreman High Return Equity Portfolio -- Class B (8/03)   2003        1.000            1.159             9,821

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2003        1.000            1.241                --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (8/03)...........................................   2003        1.000            1.115                --

   SVS Focus Value & Growth Portfolio -- Class B (10/03)....   2003        1.000            1.154                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   SVS Index 500 Portfolio -- Class B (7/03)................   2003        1.000            1.128                --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2003        1.000            1.172                --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)..   2003        1.000            1.116            19,876

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2003        1.000            1.107                --

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2003        1.000            1.119             9,819

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2003        1.000            1.190                --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2003        1.000            1.209                --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000            1.059            20,297

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (10/03)...........................................   2003        1.000            1.118                --


                                      NOTES

Effective May 3, 2004, the Scudder Variable Series II: Scudder Contrarian Value Portfolio - Class B shares changed its name to Scudder Variable Series II:
Scudder Large Cap Value Portfolio.

Effective May 3, 2004, the Scudder Variable Series II: Scudder Government Securities Portfolio - Class B shares changed its name to Scudder Variable Series II: Scudder Government & Agency Securities Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------


               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)........................   2003        1.000            1.322               399

   Global Post-Venture Capital Portfolio (6/03).............   2003        1.000            1.241                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)..   2003        1.000            1.174            18,321

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (9/03)............................................   2003        1.000            1.128                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (7/03).....................   2003        1.000            1.069                --

Scudder VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (6/03)  2003        1.000            1.166            31,908

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (8/03)..........   2003        1.000            1.130                --

   Capital Growth Portfolio -- Class B (7/03)...............   2003        1.000            1.118            99,871

   Global Discovery Portfolio -- Class B (7/03).............   2003        1.000            1.256                --

   Growth & Income Portfolio -- Class B (6/03)..............   2003        1.000            1.130            11,807

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   Health Sciences Portfolio -- Class B (6/03)..............   2003        1.000            1.125             7,708

   International Portfolio -- Class B (7/03)................   2003        1.000            1.187             7,337

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (8/03)....   2003        1.000            1.167                --

   Scudder Blue Chip Portfolio -- Class B (6/03)............   2003        1.000            1.158            32,460

   Scudder Large Cap Value Portfolio -- Class B (7/03)......   2003        1.000            1.165           130,307

   Scudder Fixed Income Portfolio -- Class B (6/03).........   2003        1.000            0.991            42,825

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2003        1.000            1.183             2,944

   Scudder Government & Agency Portfolio -- Class B (6/03)..   2003        1.000            0.998            34,617

   Scudder Growth Portfolio -- Class B (7/03)...............   2003        1.000            1.111                --

   Scudder High Income Portfolio -- Class B (6/03)..........   2003        1.000            1.094            75,380

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.212            12,608

   Scudder Money Market Portfolio -- Class B (7/03).........   2003        1.000            0.992            58,943

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2003        1.000            1.135           128,991

   Scudder Strategic Income Portfolio -- Class B (6/03).....   2003        1.000            0.987            12,077

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2003        1.000            1.218                --

   Scudder Total Return Portfolio -- Class B (7/03).........   2003        1.000            1.066            54,839

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2003        1.000            1.161           163,942

   SVS Dreman Financial Services Portfolio -- Class B (7/03)   2003        1.000            1.132                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   SVS Dreman High Return Equity Portfolio -- Class B (6/03)   2003        1.000            1.165            75,935

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2003        1.000            1.247           164,572

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.120           100,939

   SVS Focus Value & Growth Portfolio -- Class B (8/03).....   2003        1.000            1.160                --

   SVS Index 500 Portfolio -- Class B (7/03)................   2003        1.000            1.135            26,170

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2003        1.000            1.178             3,340

   SVS Janus Growth And Income Portfolio -- Class B (8/03)..   2003        1.000            1.122            16,750

   SVS Janus Growth Opportunities Portfolio -- Class B (7/03)  2003        1.000            1.113            11,797

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2003        1.000            1.124             9,054

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2003        1.000            1.196             3,270

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2003        1.000            1.215            69,432

The Alger American Fund

   Alger American Balanced Portfolio -- Class S Shares (6/03)  2003        1.000            1.065            12,814

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (7/03)............................................   2003        1.000            1.124                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)........................   2003        1.000            1.315                --

   Global Post-Venture Capital Portfolio (6/03).............   2003        1.000            1.234                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)..   2003        1.000            1.168             2,954

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-- Service
   Shares (9/03)............................................   2003        1.000            1.122                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (7/03).....................   2003        1.000            1.063                --

Scudder VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (6/03)  2003        1.000            1.160            19,416

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (8/03)..........   2003        1.000            1.124                --

   Capital Growth Portfolio -- Class B (7/03)...............   2003        1.000            1.112             4,458

   Global Discovery Portfolio -- Class B (7/03).............   2003        1.000            1.249                --

   Growth & Income Portfolio -- Class B (6/03)..............   2003        1.000            1.124             3,037

   Health Sciences Portfolio -- Class B (6/03)..............   2003        1.000            1.119             3,026

   International Portfolio -- Class B (7/03)................   2003        1.000            1.181                --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (8/03)....   2003        1.000            1.161                --

   Scudder Blue Chip Portfolio -- Class B (6/03)............   2003        1.000            1.152             5,171

   Scudder Large Cap Value Portfolio -- Class B (7/03)......   2003        1.000            1.159            52,234

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   Scudder Fixed Income Portfolio -- Class B (6/03).........   2003        1.000            0.985            76,330

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2003        1.000            1.176                --

   Scudder Government & Agency Portfolio -- Class B (6/03)..   2003        1.000            0.992            32,340

   Scudder Growth Portfolio -- Class B (7/03)...............   2003        1.000            1.105            41,847

   Scudder High Income Portfolio -- Class B (6/03)..........   2003        1.000            1.088            51,580

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.206             6,416

   Scudder Money Market Portfolio -- Class B (7/03).........   2003        1.000            0.987             1,914

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2003        1.000            1.129             1,694

   Scudder Strategic Income Portfolio -- Class B (6/03).....   2003        1.000            0.982            40,148

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2003        1.000            1.212             3,721

   Scudder Total Return Portfolio -- Class B (7/03).........   2003        1.000            1.060            19,675

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2003        1.000            1.154            12,988

   SVS Dreman Financial Services Portfolio -- Class B (7/03)   2003        1.000            1.126             3,952

   SVS Dreman High Return Equity Portfolio -- Class B (6/03)   2003        1.000            1.159            16,681

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2003        1.000            1.241             7,314

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.115            27,322

   SVS Focus Value & Growth Portfolio -- Class B (8/03).....   2003        1.000            1.154             2,261

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   SVS Index 500 Portfolio -- Class B (7/03)................   2003        1.000            1.128            11,827

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2003        1.000            1.172                --

   SVS Janus Growth And Income Portfolio -- Class B (8/03)..   2003        1.000            1.116            24,774

   SVS Janus Growth Opportunities Portfolio -- Class B (7/03)  2003        1.000            1.107                --

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2003        1.000            1.119             3,966

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2003        1.000            1.190             8,848

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2003        1.000            1.209            13,836

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (6/03)  2003        1.000            1.059            30,769

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (7/03)............................................   2003        1.000            1.118             2,820


                                      NOTES

Effective May 3, 2004, the Scudder Variable Series II: Scudder Contrarian Value Portfolio - Class B shares changed its name to Scudder Variable Series II:
Scudder Large Cap Value Portfolio.

Effective May 3, 2004, the Scudder Variable Series II: Scudder Government Securities Portfolio - Class B shares changed its name to Scudder Variable Series II: Scudder Government & Agency Securities Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
               (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months prior to the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19932S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19932S-TLAC.

Name:
        -------------------------------------------------------------------
Address:

        -------------------------------------------------------------------

        -------------------------------------------------------------------

L-19972                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                      THE TRAVELERS LIFE & ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY..............................................      2
PRINCIPAL UNDERWRITER..............................................      2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..................      2
VALUATION OF ASSETS................................................      3
FEDERAL TAX CONSIDERATIONS.........................................      4
INDEPENDENT AUDITORS...............................................      7
CONDENSED FINANCIAL INFORMATION....................................      8
FINANCIAL STATEMENTS...............................................    F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York), and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06199-0026 and its telephone number is (860) 308-3415.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TLAC Separate Account Twelve for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

-------------------------------------------------------------------------------------------------------
                     UNDERWRITING COMMISSIONS PAID TO TDLLC       AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                             BY THE COMPANY                            RETAINED BY TDLLC
-------------------------------------------------------------------------------------------------------

2003                                $121,903                                      $0
-------------------------------------------------------------------------------------------------------

2002                                $103,960                                      $0
-------------------------------------------------------------------------------------------------------

2001                                $124,215                                      $0
-------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

    1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account's financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account Twelve for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                          PIONEER ANNUISTAR PLUS (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Money Market Portfolio (5/03)                               2003        1.000           0.993               1,275,133
s
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2003        1.000           1.224                  98,539

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2003        1.000           1.243                 135,469

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2003        1.000           1.215                 263,250

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2003        1.000           1.334                  39,510

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.337                 115,962

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (6/03)                                      2003        1.000           1.255                 439,526

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.232                  65,060

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.412                  19,604

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           0.995                 205,748

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2003        1.000           1.109                  63,211

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.509                  79,144

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.204                 280,736

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2003        1.000           1.282                  11,491

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2003        1.000           1.211                 294,873

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.153                 207,501

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2003        1.000           1.151               1,349,892

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.288                  15,484

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.322                 319,189

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.260                 127,444

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.353                 239,973

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.284                  10,089

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           1.088                 351,323

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2003        1.000           1.190                   7,885

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2003        1.000           1.114                  82,047


                          PIONEER ANNUISTAR PLUS (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Money Market Portfolio (5/03)                               2003        1.000           0.993                       -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2003        1.000           1.224                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2003        1.000           1.243                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2003        1.000           1.214                       -

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2003        1.000           1.333                       -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.336                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (6/03)                                      2003        1.000           1.255                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.231                       -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.411                       -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           0.994                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2003        1.000           1.109                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.508                       -

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.203                       -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2003        1.000           1.281                       -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2003        1.000           1.211                  19,153

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.152                       -

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2003        1.000           1.151                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.288                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.322                  22,818

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.259                   5,553

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.353                   8,633

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.283                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           1.088                       -

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2003        1.000           1.190                   5,983

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2003        1.000           1.113                   6,338


                          PIONEER ANNUISTAR PLUS (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Money Market Portfolio (5/03)                               2003        1.000           0.992                  44,851

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2003        1.000           1.222                  88,741

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2003        1.000           1.241                  66,821

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2003        1.000           1.213                 164,370

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2003        1.000           1.332                  38,830

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.335                  49,584

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (6/03)                                      2003        1.000           1.254                  67,683

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.230                 120,811

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.410                  87,298

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           0.993                 226,059

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2003        1.000           1.108                  82,628

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.507                   7,658

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.202                 196,491

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2003        1.000           1.280                       -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2003        1.000           1.210                 237,631

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.151                  39,890

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2003        1.000           1.150               2,098,260

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.287                  12,714

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.321                 108,365

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.258                  49,307

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.352                  34,281

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.282                   9,513

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           1.087                 242,084

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2003        1.000           1.189                  46,229

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2003        1.000           1.112                 158,638


                          PIONEER ANNUISTAR PLUS (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Money Market Portfolio (5/03)                               2003        1.000           0.992                 741,221

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2003        1.000           1.222                 430,200

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2003        1.000           1.241                 187,412

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2003        1.000           1.213                 634,586

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2003        1.000           1.331                 327,152

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.334                 163,763

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (6/03)                                      2003        1.000           1.253                 388,456

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.230                 183,462

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.409                 170,193

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           0.993                 638,899

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2003        1.000           1.107                 127,183

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.506                 158,378

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.202                 679,000

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2003        1.000           1.280                  54,605

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2003        1.000           1.209                 551,597

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.151                 371,816

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2003        1.000           1.149               1,141,451

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.286                  94,511

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.320                 575,255

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.258                 335,998

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.351                 237,883

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.282                 145,255

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           1.086                 582,009

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2003        1.000           1.188                 143,518

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2003        1.000           1.112                 468,463

                          PIONEER ANNUISTAR PLUS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Money Market Portfolio (5/03)                               2003        1.000           0.991                 312,983

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2003        1.000           1.221                  74,704

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2003        1.000           1.240                 199,337

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2003        1.000           1.211                 352,519

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2003        1.000           1.330                 271,190

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.333                 146,224

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (6/03)                                      2003        1.000           1.252                 377,521

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.229                 152,620

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.408                  33,301

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           0.992                 250,581

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2003        1.000           1.106                  52,925

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.505                  42,611

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.201                 126,214

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2003        1.000           1.278                   7,941

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2003        1.000           1.208                 434,413

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.149                 279,238

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2003        1.000           1.148               1,124,041

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.285                 172,623

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.319                 296,115

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.256                 204,599

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.350                 107,851

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.281                 138,991

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           1.085                 173,043

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2003        1.000           1.187                  74,180

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2003        1.000           1.111                 217,412


                          PIONEER ANNUISTAR PLUS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Money Market Portfolio (5/03)                               2003        1.000           0.990                       -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2003        1.000           1.220                  36,400

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2003        1.000           1.239                  66,556

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2003        1.000           1.211                  29,461

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2003        1.000           1.330                   8,707

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.333                   3,495

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (6/03)                                      2003        1.000           1.252                  12,843

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.228                  32,569

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2003        1.000           1.407                  17,668

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           0.991                       -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2003        1.000           1.106                       -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.504                   8,367

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.200                 119,366

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2003        1.000           1.278                       -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2003        1.000           1.208                  15,280

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.149                   8,812

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2003        1.000           1.148                  44,674

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.284                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.318                  16,574

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.256                   8,492

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.349                  65,290

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2003        1.000           1.280                       -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2003        1.000           1.085                  85,323

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2003        1.000           1.187                  34,614

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2003        1.000           1.110                  43,872


                          PIONEER ANNUISTAR PLUS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------    ------   -------------   -------------      -----------------
   Money Market Portfolio (5/03)                               2003        1.000           0.989                  14,082

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2003        1.000           1.219                 128,865

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2003        1.000           1.238                  19,208

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2003        1.000           1.210                 302,021

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2003        1.000           1.328                 177,710

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.331                  93,864

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (6/03)                                      2003        1.000           1.250                 258,579

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)       2003        1.000           1.227               81,960

   Oppenheimer Global Securities Fund/VA - Service Shares (6/03)          2003        1.000           1.406               77,896

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II Shares (5/03)          2003        1.000           0.991              271,430

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)                2003        1.000           1.105               57,723

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)        2003        1.000           1.503               10,906

   Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)           2003        1.000           1.199              384,020

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)                  2003        1.000           1.277               24,796

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)                    2003        1.000           1.207              389,324

   Pioneer Growth Shares VCT Portfolio - Class II Shares (6/03)           2003        1.000           1.148              138,078

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)              2003        1.000           1.147              758,360

   Pioneer International Value VCT Portfolio - Class II Shares (6/03)     2003        1.000           1.283               18,951

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)           2003        1.000           1.317              375,708

   Pioneer Real Estate Shares VCT Portfolio - Class II Shares (6/03)      2003        1.000           1.255              108,735

   Pioneer Small Cap Value VCT Portfolio - Class II Shares (6/03)         2003        1.000           1.348              234,601

   Pioneer Small Company VCT Portfolio - Class II Shares (6/03)           2003        1.000           1.279               50,082

   Pioneer Strategic Income VCT Portfolio - Class II Shares (5/03)        2003        1.000           1.084              281,928

   Pioneer Value VCT Portfolio - Class II Shares (6/03)                   2003        1.000           1.186               12,737

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                                    2003        1.000           1.109               65,191


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         PORTFOLIO ARCHITECT PLUS (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Capital Appreciation Fund (6/03)                                       2003        1.000           1.215               38,283

   Money Market Portfolio (5/03)                                          2003        1.000           0.993            1,275,133

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio - Class B (6/03)            2003        1.000           1.145                   --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                             2003        1.000           1.319                4,640

   Growth Fund - Class 2 Shares (5/03)                                    2003        1.000           1.258               95,430

   Growth-Income Fund - Class 2 Shares (5/03)                             2003        1.000           1.256               77,184

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                       2003        1.000           1.263               53,961

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial Shares (5/03)             2003        1.000           1.170               28,148

   Dreyfus VIF Developing Leaders Portfolio - Initial Shares (5/03)       2003        1.000           1.283               24,523

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)                  2003        1.000           1.206                8,710

   Templeton Developing Markets Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.478                9,983

   Templeton Growth Securities Fund - Class 2 Shares (6/03)               2003        1.000           1.326               41,506

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                        2003        1.000           1.211               50,500

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (6/03)                                                          2003        1.000           1.272               40,230

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                                          2003        1.000           1.227               30,969

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                             2003        1.000           1.093               10,549

   Global Life Sciences Portfolio - Service Shares (5/03)                 2003        1.000           1.191                   --

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Global Technology Portfolio - Service Shares (5/03)                    2003        1.000           1.385                   --

   Worldwide Growth Portfolio - Service Shares (6/03)                     2003        1.000           1.253                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                           2003        1.000           1.333                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                     2003        1.000           1.242                   --

   Mid-Cap Value Portfolio (5/03)                                         2003        1.000           1.257               28,731

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund - Class III (1/00)           2003        1.000           1.079                   --

   Merrill Lynch Small Cap Value V.I. Fund - Class III (1/04)             2003        1.000           1.072                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)                    2003        1.000           1.046               28,627

   Total Return Portfolio - Administrative Class (5/03)                   2003        1.000           1.012              240,926

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/03)           2003        1.000           1.292                   --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)                2003        1.000           1.428               61,368

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                          2003        1.000           1.309               35,461

   Investors Fund - Class I (6/03)                                        2003        1.000           1.273               46,385

   Large Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.307                9,230

   Small Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.429               35,787

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                2003        1.000           1.140               27,712

   Disciplined Mid Cap Stock Portfolio (6/03)                             2003        1.000           1.298               32,105

   Equity Income Portfolio (5/03)                                         2003        1.000           1.234               83,835

   Federated High Yield Portfolio (5/03)                                  2003        1.000           1.108               51,969

   Federated Stock Portfolio (6/03)                                       2003        1.000           1.250                1,345

   Large Cap Portfolio (6/03)                                             2003        1.000           1.188               26,643

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Lazard International Stock Portfolio (6/03)                            2003        1.000           1.265                4,766

   Merrill Lynch Large Cap Core Portfolio (6/03)                          2003        1.000           1.160                   --

   MFS Emerging Growth Portfolio (6/03)                                   2003        1.000           1.196               14,978

   MFS Mid Cap Growth Portfolio (6/03)                                    2003        1.000           1.281                8,597

   Pioneer Fund Portfolio (6/03)                                          2003        1.000           1.190                   --

   Travelers Quality Bond Portfolio (5/03)                                2003        1.000           1.014              119,596

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                              2003        1.000           1.225               13,412

   MFS Total Return Portfolio (5/03)                                      2003        1.000           1.125              133,936

   SB Adjustable Rate Income Portfolio - Class I Shares (11/03)           2003        1.000           0.998               11,739

   Strategic Equity Portfolio (6/03)                                      2003        1.000           1.228                9,971

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                            2003        1.000           1.260                8,903

   Enterprise Portfolio - Class II Shares (6/03)                          2003        1.000           1.187                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/03)                        2003        1.000           1.239               25,197

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service Class 2 (7/03)        2003        1.000           1.184                   --

   Mid Cap Portfolio - Service Class 2 (5/03)                             2003        1.000           1.410               25,494


                                              PORTFOLIO ARCHITECT PLUS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 1.75%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Capital Appreciation Fund (6/03)                                       2003        1.000           1.215                   --

   Money Market Portfolio (5/03)                                          2003        1.000           0.993                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio - Class B (6/03)            2003        1.000           1.145                   --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                             2003        1.000           1.318                2,754

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Growth Fund - Class 2 Shares (5/03)                                    2003        1.000           1.257                4,726

   Growth-Income Fund - Class 2 Shares (5/03)                             2003        1.000           1.255                3,612

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (6/03)                       2003        1.000           1.263                3,675

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial Shares (5/03)             2003        1.000           1.170                1,549

   Dreyfus VIF Developing Leaders Portfolio - Initial Shares (5/03)       2003        1.000           1.283                3,443

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)                  2003        1.000           1.206                3,788

   Templeton Developing Markets Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.477                   --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)               2003        1.000           1.326                1,376

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                        2003        1.000           1.210                3,724

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (6/03)                                                          2003        1.000           1.272                3,491

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                                          2003        1.000           1.227                   --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                             2003        1.000           1.093                4,021

   Global Life Sciences Portfolio - Service Shares (5/03)                 2003        1.000           1.190                   --

   Global Technology Portfolio - Service Shares (5/03)                    2003        1.000           1.384                   --

   Worldwide Growth Portfolio - Service Shares (6/03)                     2003        1.000           1.252                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                           2003        1.000           1.333                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                     2003        1.000           1.241                3,686

   Mid-Cap Value Portfolio (5/03)                                         2003        1.000           1.257                   --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund - Class III (1/00)           2003        1.000           1.078                   --

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Merrill Lynch Small Cap Value V.I. Fund - Class III (1/04)             2003        1.000           1.072                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)                    2003        1.000           1.045                4,140

   Total Return Portfolio - Administrative Class (5/03)                   2003        1.000           1.012                1,757

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/03)           2003        1.000           1.292                   --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)                2003        1.000           1.428                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                          2003        1.000           1.309                3,213

   Investors Fund - Class I (6/03)                                        2003        1.000           1.272                1,427

   Large Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.306                   --

   Small Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.428                   --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                2003        1.000           1.139                3,938

   Disciplined Mid Cap Stock Portfolio (6/03)                             2003        1.000           1.298                3,151

   Equity Income Portfolio (5/03)                                         2003        1.000           1.233                   --

   Federated High Yield Portfolio (5/03)                                  2003        1.000           1.107                   --

   Federated Stock Portfolio (6/03)                                       2003        1.000           1.250                   --

   Large Cap Portfolio (6/03)                                             2003        1.000           1.187                   --

   Lazard International Stock Portfolio (6/03)                            2003        1.000           1.264                   --

   Merrill Lynch Large Cap Core Portfolio (6/03)                          2003        1.000           1.160                1,562

   MFS Emerging Growth Portfolio (6/03)                                   2003        1.000           1.195                   --

   MFS Mid Cap Growth Portfolio (6/03)                                    2003        1.000           1.280                   --

   Pioneer Fund Portfolio (6/03)                                          2003        1.000           1.190                   --

   Travelers Quality Bond Portfolio (5/03)                                2003        1.000           1.014                3,963

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                              2003        1.000           1.224                   --

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   MFS Total Return Portfolio (5/03)                                      2003        1.000           1.125                6,907

   SB Adjustable Rate Income Portfolio - Class I Shares (11/03)           2003        1.000           0.998                   --

   Strategic Equity Portfolio (6/03)                                      2003        1.000           1.227                   --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                            2003        1.000           1.259                   --

   Enterprise Portfolio - Class II Shares (6/03)                          2003        1.000           1.186                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/03)                        2003        1.000           1.238                   --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service Class 2 (7/03)        2003        1.000           1.184                   --

   Mid Cap Portfolio - Service Class 2 (5/03)                             2003        1.000           1.409                   --


                                              PORTFOLIO ARCHITECT PLUS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 1.90%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Capital Appreciation Fund (6/03)                                       2003        1.000           1.214                1,690

   Money Market Portfolio (5/03)                                          2003        1.000           0.992               44,851

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio - Class B (6/03)            2003        1.000           1.144                8,021

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                             2003        1.000           1.317               13,775

   Growth Fund - Class 2 Shares (5/03)                                    2003        1.000           1.256               31,757

   Growth-Income Fund - Class 2 Shares (5/03)                             2003        1.000           1.254               14,266

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                       2003        1.000           1.261               16,995

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial Shares (5/03)             2003        1.000           1.169                   --

   Dreyfus VIF Developing Leaders Portfolio - Initial Shares (5/03)       2003        1.000           1.282                7,419

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)                  2003        1.000           1.204               27,086

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Templeton Developing Markets Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.476                8,132

   Templeton Growth Securities Fund - Class 2 Shares (6/03)               2003        1.000           1.325               11,294

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                        2003        1.000           1.209                3,463

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (6/03)                                                          2003        1.000           1.271                   --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                                          2003        1.000           1.226                   --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                             2003        1.000           1.092                   --

   Global Life Sciences Portfolio - Service Shares (5/03)                 2003        1.000           1.189                5,292

   Global Technology Portfolio - Service Shares (5/03)                    2003        1.000           1.383                  579

   Worldwide Growth Portfolio - Service Shares (6/03)                     2003        1.000           1.251               17,206

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                           2003        1.000           1.331                9,320

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                     2003        1.000           1.240                   --

   Mid-Cap Value Portfolio (5/03)                                         2003        1.000           1.255                2,573

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund - Class III (1/00)           2003        1.000           1.078                   --

   Merrill Lynch Small Cap Value V.I. Fund - Class III (1/04)             2003        1.000           1.072                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)                    2003        1.000           1.044                3,888

   Total Return Portfolio - Administrative Class (5/03)                   2003        1.000           1.011               67,692

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/03)           2003        1.000           1.291                9,542

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)                2003        1.000           1.427                2,707

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                          2003        1.000           1.308                2,916

   Investors Fund - Class I (6/03)                                        2003        1.000           1.271                5,296

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Large Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.305               15,239

   Small Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.427                9,538

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                2003        1.000           1.138               10,856

   Disciplined Mid Cap Stock Portfolio (6/03)                             2003        1.000           1.297                   --

   Equity Income Portfolio (5/03)                                         2003        1.000           1.232               29,675

   Federated High Yield Portfolio (5/03)                                  2003        1.000           1.106                   --

   Federated Stock Portfolio (6/03)                                       2003        1.000           1.248                8,102

   Large Cap Portfolio (6/03)                                             2003        1.000           1.186                   --

   Lazard International Stock Portfolio (6/03)                            2003        1.000           1.263                5,268

   Merrill Lynch Large Cap Core Portfolio (6/03)                          2003        1.000           1.159                9,646

   MFS Emerging Growth Portfolio (6/03)                                   2003        1.000           1.194               11,178

   MFS Mid Cap Growth Portfolio (6/03)                                    2003        1.000           1.279               12,165

   Pioneer Fund Portfolio (6/03)                                          2003        1.000           1.189                   --

   Travelers Quality Bond Portfolio (5/03)                                2003        1.000           1.013               11,802

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                              2003        1.000           1.223                5,147

   MFS Total Return Portfolio (5/03)                                      2003        1.000           1.124              165,411

   SB Adjustable Rate Income Portfolio - Class I Shares (11/03)           2003        1.000           0.998                   --

   Strategic Equity Portfolio (6/03)                                      2003        1.000           1.226               15,652

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                            2003        1.000           1.258               26,268

   Enterprise Portfolio - Class II Shares (6/03)                          2003        1.000           1.185                5,277

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/03)                        2003        1.000           1.237                4,327

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service Class 2 (7/03)        2003        1.000           1.183                   --

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Mid Cap Portfolio - Service Class 2 (5/03)                             2003        1.000           1.408                   --


                                              PORTFOLIO ARCHITECT PLUS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 1.95%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Capital Appreciation Fund (6/03)                                       2003        1.000           1.213               94,570

   Money Market Portfolio (5/03)                                          2003        1.000           0.992              741,221

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio - Class B (6/03)            2003        1.000           1.143              313,747

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                             2003        1.000           1.316              670,303

   Growth Fund - Class 2 Shares (5/03)                                    2003        1.000           1.256            1,126,436

   Growth-Income Fund - Class 2 Shares (5/03)                             2003        1.000           1.253            1,191,700

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                       2003        1.000           1.261              260,437

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial Shares (5/03)             2003        1.000           1.168              421,280

   Dreyfus VIF Developing Leaders Portfolio - Initial Shares (5/03)       2003        1.000           1.281              521,451

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)                  2003        1.000           1.204              224,993

   Templeton Developing Markets Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.475               68,143

   Templeton Growth Securities Fund - Class 2 Shares (6/03)               2003        1.000           1.324              233,709

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                        2003        1.000           1.209              740,972

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (6/03)                                                          2003        1.000           1.270              233,075

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                                          2003        1.000           1.225              188,751

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                             2003        1.000           1.092              297,833

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Global Life Sciences Portfolio - Service Shares (5/03)                 2003        1.000           1.189               60,118

   Global Technology Portfolio - Service Shares (5/03)                    2003        1.000           1.382               67,723

   Worldwide Growth Portfolio - Service Shares (6/03)                     2003        1.000           1.250               56,191

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                           2003        1.000           1.331               77,289

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                     2003        1.000           1.240              237,603

   Mid-Cap Value Portfolio (5/03)                                         2003        1.000           1.255              212,514

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund - Class III (1/00)           2003        1.000           1.078                   --

   Merrill Lynch Small Cap Value V.I. Fund - Class III (1/04)             2003        1.000           1.071                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)                    2003        1.000           1.044              187,880

   Total Return Portfolio - Administrative Class (5/03)                   2003        1.000           1.010              767,922

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/03)           2003        1.000           1.290               18,955

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)                2003        1.000           1.426              257,820

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                          2003        1.000           1.307              112,459

   Investors Fund - Class I (6/03)                                        2003        1.000           1.271              214,625

   Large Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.305              108,573

   Small Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.426              159,626

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                2003        1.000           1.138              224,396

   Disciplined Mid Cap Stock Portfolio (6/03)                             2003        1.000           1.296              107,968

   Equity Income Portfolio (5/03)                                         2003        1.000           1.232              531,796

   Federated High Yield Portfolio (5/03)                                  2003        1.000           1.106              160,664

   Federated Stock Portfolio (6/03)                                       2003        1.000           1.248               18,244

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Large Cap Portfolio (6/03)                                             2003        1.000           1.186              179,361

   Lazard International Stock Portfolio (6/03)                            2003        1.000           1.263               42,404

   Merrill Lynch Large Cap Core Portfolio (6/03)                          2003        1.000           1.158               24,469

   MFS Emerging Growth Portfolio (6/03)                                   2003        1.000           1.194              106,280

   MFS Mid Cap Growth Portfolio (6/03)                                    2003        1.000           1.279              190,175

   Pioneer Fund Portfolio (6/03)                                          2003        1.000           1.188               46,605

   Travelers Quality Bond Portfolio (5/03)                                2003        1.000           1.013              657,775

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                              2003        1.000           1.223              126,079

   MFS Total Return Portfolio (5/03)                                      2003        1.000           1.123            1,606,254

   SB Adjustable Rate Income Portfolio - Class I Shares (11/03)           2003        1.000           0.998               82,755

   Strategic Equity Portfolio (6/03)                                      2003        1.000           1.225              346,579

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                            2003        1.000           1.258              121,259

   Enterprise Portfolio - Class II Shares (6/03)                          2003        1.000           1.185               99,991

Variable Insurance Products Fund II

   Contrafund(R)Portfolio - Service Class 2 (6/03)                        2003        1.000           1.237              241,132

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service Class 2 (7/03)        2003        1.000           1.182               24,828

   Mid Cap Portfolio - Service Class 2 (5/03)                             2003        1.000           1.407              190,459


                                              PORTFOLIO ARCHITECT PLUS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.10%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Capital Appreciation Fund (6/03)                                       2003        1.000           1.212               80,503

   Money Market Portfolio (5/03)                                          2003        1.000           0.991              312,983

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio - Class B (6/03)            2003        1.000           1.142               17,957

American Funds Insurance Series

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Global Growth Fund - Class 2 Shares (6/03)                             2003        1.000           1.315               85,720

   Growth Fund - Class 2 Shares (5/03)                                    2003        1.000           1.255              415,828

   Growth-Income Fund - Class 2 Shares (5/03)                             2003        1.000           1.252              534,624

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                       2003        1.000           1.260               72,641

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial Shares (5/03)             2003        1.000           1.167               68,273

   Dreyfus VIF Developing Leaders Portfolio - Initial Shares (5/03)       2003        1.000           1.280              145,012

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)                  2003        1.000           1.203              196,575

   Templeton Developing Markets Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.474               18,151

   Templeton Growth Securities Fund - Class 2 Shares (6/03)               2003        1.000           1.323              130,368

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                        2003        1.000           1.208              271,893

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (6/03)                                                          2003        1.000           1.269               39,945

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                                          2003        1.000           1.224              145,623

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                             2003        1.000           1.090               61,401

   Global Life Sciences Portfolio - Service Shares (5/03)                 2003        1.000           1.188               63,985

   Global Technology Portfolio - Service Shares (5/03)                    2003        1.000           1.381               47,837

   Worldwide Growth Portfolio - Service Shares (6/03)                     2003        1.000           1.249              107,536

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                           2003        1.000           1.330               57,234

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                     2003        1.000           1.239              121,421

   Mid-Cap Value Portfolio (5/03)                                         2003        1.000           1.254              106,423

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund - Class III (1/00)           2003        1.000           1.078                   --

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Merrill Lynch Small Cap Value V.I. Fund - Class III (1/04)             2003        1.000           1.071                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)                    2003        1.000           1.043               86,179

   Total Return Portfolio - Administrative Class (5/03)                   2003        1.000           1.009              488,778

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/03)           2003        1.000           1.289               27,598

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)                2003        1.000           1.425               70,299

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                          2003        1.000           1.306               76,575

   Investors Fund - Class I (6/03)                                        2003        1.000           1.269               30,114

   Large Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.303              105,358

   Small Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.425               71,127

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                2003        1.000           1.137              151,788

   Disciplined Mid Cap Stock Portfolio (6/03)                             2003        1.000           1.295               56,684

   Equity Income Portfolio (5/03)                                         2003        1.000           1.230              197,581

   Federated High Yield Portfolio (5/03)                                  2003        1.000           1.105               47,057

   Federated Stock Portfolio (6/03)                                       2003        1.000           1.247               36,695

   Large Cap Portfolio (6/03)                                             2003        1.000           1.184               83,869

   Lazard International Stock Portfolio (6/03)                            2003        1.000           1.262                4,015

   Merrill Lynch Large Cap Core Portfolio (6/03)                          2003        1.000           1.157               13,986

   MFS Emerging Growth Portfolio (6/03)                                   2003        1.000           1.193               28,814

   MFS Mid Cap Growth Portfolio (6/03)                                    2003        1.000           1.277              107,711

   Pioneer Fund Portfolio (6/03)                                          2003        1.000           1.187               23,910

   Travelers Quality Bond Portfolio (5/03)                                2003        1.000           1.012              309,145

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                              2003        1.000           1.221               77,447

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   MFS Total Return Portfolio (5/03)                                      2003        1.000           1.122              578,277

   SB Adjustable Rate Income Portfolio - Class I

   Shares (11/03)                                                         2003        1.000           0.997              234,838

   Strategic Equity Portfolio (6/03)                                      2003        1.000           1.224               29,152

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                            2003        1.000           1.256              196,779

   Enterprise Portfolio - Class II Shares (6/03)                          2003        1.000           1.183               25,844

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/03)                        2003        1.000           1.235              293,339

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service Class 2 (7/03)        2003        1.000           1.181               28,989

   Mid Cap Portfolio - Service Class 2 (5/03)                             2003        1.000           1.406               58,696


                                              PORTFOLIO ARCHITECT PLUS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.15%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Capital Appreciation Fund (6/03)                                       2003        1.000           1.212                   --

   Money Market Portfolio (5/03)                                          2003        1.000           0.990                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio - Class B (6/03)            2003        1.000           1.142                   --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                             2003        1.000           1.315                   --

   Growth Fund - Class 2 Shares (5/03)                                    2003        1.000           1.254               67,843

   Growth-Income Fund - Class 2 Shares (5/03)                             2003        1.000           1.252                   --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                       2003        1.000           1.259                   --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial Shares (5/03)             2003        1.000           1.167                   --

   Dreyfus VIF Developing Leaders Portfolio - Initial Shares (5/03)       2003        1.000           1.279                5,212

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)                  2003        1.000           1.202               33,779

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Templeton Developing Markets Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.473                   --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)               2003        1.000           1.322                5,260

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                        2003        1.000           1.207                   --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (6/03)                                                          2003        1.000           1.268                   --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                                          2003        1.000           1.224                   --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                             2003        1.000           1.090                   --

   Global Life Sciences Portfolio - Service Shares (5/03)                 2003        1.000           1.187                   --

   Global Technology Portfolio - Service Shares (5/03)                    2003        1.000           1.381                   --

   Worldwide Growth Portfolio - Service Shares (6/03)                     2003        1.000           1.249                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                           2003        1.000           1.329                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                     2003        1.000           1.238                   --

   Mid-Cap Value Portfolio (5/03)                                         2003        1.000           1.253                   --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund - Class III (1/00)           2003        1.000           1.078                   --

   Merrill Lynch Small Cap Value V.I. Fund - Class III (1/04)             2003        1.000           1.071                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)                    2003        1.000           1.042              156,113

   Total Return Portfolio - Administrative Class (5/03)                   2003        1.000           1.009                   --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/03)           2003        1.000           1.288                   --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)                2003        1.000           1.424                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                          2003        1.000           1.305                   --

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Investors Fund - Class I (6/03)                                        2003        1.000           1.269                   --

   Large Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.303                3,290

   Small Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.424                   --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                2003        1.000           1.136                   --

   Disciplined Mid Cap Stock Portfolio (6/03)                             2003        1.000           1.294                   --

   Equity Income Portfolio (5/03)                                         2003        1.000           1.230               33,915

   Federated High Yield Portfolio (5/03)                                  2003        1.000           1.104                   --

   Federated Stock Portfolio (6/03)                                       2003        1.000           1.246                   --

   Large Cap Portfolio (6/03)                                             2003        1.000           1.184                   --

   Lazard International Stock Portfolio (6/03)                            2003        1.000           1.261                   --

   Merrill Lynch Large Cap Core Portfolio (6/03)                          2003        1.000           1.157                   --

   MFS Emerging Growth Portfolio (6/03)                                   2003        1.000           1.192                2,852

   MFS Mid Cap Growth Portfolio (6/03)                                    2003        1.000           1.277                   --

   Pioneer Fund Portfolio (6/03)                                          2003        1.000           1.187                   --

   Travelers Quality Bond Portfolio (5/03)                                2003        1.000           1.011               10,533

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                              2003        1.000           1.221                   --

   MFS Total Return Portfolio (5/03)                                      2003        1.000           1.122               80,150

   SB Adjustable Rate Income Portfolio - Class I Shares (11/03)           2003        1.000           0.997                   --

   Strategic Equity Portfolio (6/03)                                      2003        1.000           1.224                8,236

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                            2003        1.000           1.256               66,375

   Enterprise Portfolio - Class II Shares (6/03)                          2003        1.000           1.183                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/03)                        2003        1.000           1.235               65,788

Variable Insurance Products Fund III

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Dynamic Capital Appreciation Portfolio - Service Class 2 (7/03)        2003        1.000           1.181                   --

   Mid Cap Portfolio - Service Class 2 (5/03)                             2003        1.000           1.405                5,056


                                              PORTFOLIO ARCHITECT PLUS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.30%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Capital Appreciation Fund (6/03)                                       2003        1.000           1.210               26,959

   Money Market Portfolio (5/03)                                          2003        1.000           0.989               14,082

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio - Class B (6/03)            2003        1.000           1.141               34,659

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                             2003        1.000           1.313               67,280

   Growth Fund - Class 2 Shares (5/03)                                    2003        1.000           1.253              103,752

   Growth-Income Fund - Class 2 Shares (5/03)                             2003        1.000           1.250              150,791

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)                       2003        1.000           1.258               44,089

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial Shares (5/03)             2003        1.000           1.166                   --

   Dreyfus VIF Developing Leaders Portfolio - Initial Shares (5/03)       2003        1.000           1.278               50,060

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)                  2003        1.000           1.201               33,228

   Templeton Developing Markets Securities Fund - Class 2 Shares (6/03)   2003        1.000           1.472               46,788

   Templeton Growth Securities Fund - Class 2 Shares (6/03)               2003        1.000           1.321               18,923

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)                        2003        1.000           1.206               90,518

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (6/03)                                                          2003        1.000           1.267               10,357

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                                          2003        1.000           1.223                2,317

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                             2003        1.000           1.089               35,512

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Global Life Sciences Portfolio - Service Shares (5/03)                 2003        1.000           1.186               16,568

   Global Technology Portfolio - Service Shares (5/03)                    2003        1.000           1.379               73,510

   Worldwide Growth Portfolio - Service Shares (6/03)                     2003        1.000           1.248                  672

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                           2003        1.000           1.328              201,678

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                                     2003        1.000           1.237               23,042

   Mid-Cap Value Portfolio (5/03)                                         2003        1.000           1.252               67,892

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund - Class III (1/00)           2003        1.000           1.078                   --

   Merrill Lynch Small Cap Value V.I. Fund - Class III (1/04)             2003        1.000           1.071                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)                    2003        1.000           1.041               56,875

   Total Return Portfolio - Administrative Class (5/03)                   2003        1.000           1.008              258,050

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/03)           2003        1.000           1.287               50,023

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)                2003        1.000           1.423                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                          2003        1.000           1.304               45,334

   Investors Fund - Class I (6/03)                                        2003        1.000           1.268              223,006

   Large Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.302                5,538

   Small Cap Growth Fund - Class I (6/03)                                 2003        1.000           1.423              145,121

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                                2003        1.000           1.135                7,798

   Disciplined Mid Cap Stock Portfolio (6/03)                             2003        1.000           1.293               18,218

   Equity Income Portfolio (5/03)                                         2003        1.000           1.229               45,432

   Federated High Yield Portfolio (5/03)                                  2003        1.000           1.103               21,362

   Federated Stock Portfolio (6/03)                                       2003        1.000           1.245                5,945

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Large Cap Portfolio (6/03)                                             2003        1.000           1.183                2,806

   Lazard International Stock Portfolio (6/03)                            2003        1.000           1.260                   --

   Merrill Lynch Large Cap Core Portfolio (6/03)                          2003        1.000           1.156               48,161

   MFS Emerging Growth Portfolio (6/03)                                   2003        1.000           1.191               47,919

   MFS Mid Cap Growth Portfolio (6/03)                                    2003        1.000           1.276               40,154

   Pioneer Fund Portfolio (6/03)                                          2003        1.000           1.186                   --

   Travelers Quality Bond Portfolio (5/03)                                2003        1.000           1.010               86,278

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                              2003        1.000           1.220               10,359

   MFS Total Return Portfolio (5/03)                                      2003        1.000           1.121              421,068

   SB Adjustable Rate Income Portfolio - Class I

   Shares (11/03)                                                         2003        1.000           0.997                   --

   Strategic Equity Portfolio (6/03)                                      2003        1.000           1.223               10,833

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                            2003        1.000           1.255               32,634

   Enterprise Portfolio - Class II Shares (6/03)                          2003        1.000           1.182                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (6/03)                        2003        1.000           1.234               71,351

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service Class 2 (7/03)        2003        1.000           1.179                   --

   Mid Cap Portfolio - Service Class 2 (5/03)                             2003        1.000           1.404               67,883


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                                              SCUDDER ADVOCATE REWARDS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 1.70%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)                                      2003        1.000           1.321                   --

   Global Post-Venture Capital Portfolio (6/03)                           2003        1.000           1.240                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                 2003        1.000           1.173                5,290

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)  2003        1.000           1.127                   --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (7/03)                                    2003        1.000           1.068                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)              2003        1.000           1.165               45,106

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)                         2003        1.000           1.129                   --

   Capital Growth Portfolio - Class B (7/03)                              2003        1.000           1.117                   --

   Global Discovery Portfolio - Class B (7/03)                            2003        1.000           1.255                  823

   Growth and Income Portfolio - Class B (6/03)                           2003        1.000           1.129               43,405

   Health Sciences Portfolio - Class B (6/03)                             2003        1.000           1.125                3,171

   International Portfolio - Class B (7/03)                               2003        1.000           1.186                9,070

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)                   2003        1.000           1.166                   --

   Scudder Blue Chip Portfolio - Class B (6/03)                           2003        1.000           1.157                9,007

   Scudder Contrarian Value Portfolio - Class B (7/03)                    2003        1.000           1.164               77,472

   Scudder Fixed Income Portfolio - Class B (6/03)                        2003        1.000           0.990               44,718

   Scudder Global Blue Chip Portfolio - Class B (8/03)                    2003        1.000           1.182                3,098

   Scudder Government Securities Portfolio - Class B (6/03)               2003        1.000           0.997                   --

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Scudder Growth Portfolio - Class B (7/03)                              2003        1.000           1.110                1,706

   Scudder High Income Portfolio - Class B (6/03)                         2003        1.000           1.093               58,769

   Scudder International Select Equity Portfolio - Class B (7/03)         2003        1.000           1.211                1,306

   Scudder Money Market Portfolio - Class B (7/03)                        2003        1.000           0.992              195,942

   Scudder Small Cap Growth Portfolio - Class B (7/03)                    2003        1.000           1.134                8,495

   Scudder Strategic Income Portfolio - Class B (6/03)                    2003        1.000           0.986               45,771

   Scudder Technology Growth Portfolio - Class B (7/03)                   2003        1.000           1.217                2,906

   Scudder Total Return Portfolio - Class B (7/03)                        2003        1.000           1.065                   --

   SVS Davis Venture Value Portfolio - Class B (7/03)                     2003        1.000           1.160               61,182

   SVS Dreman Financial Services Portfolio - Class B (7/03)               2003        1.000           1.131               18,862

   SVS Dreman High Return Equity Portfolio - Class B (6/03)               2003        1.000           1.164               25,292

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)                  2003        1.000           1.246               48,180

   SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)          2003        1.000           1.120                5,153

   SVS Focus Value & Growth Portfolio - Class B (8/03)                    2003        1.000           1.159                   --

   SVS Index 500 Portfolio - Class B (7/03)                               2003        1.000           1.134                   --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)                  2003        1.000           1.177                   --

   SVS Janus Growth And Income Portfolio - Class B (8/03)                 2003        1.000           1.121               72,596

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)              2003        1.000           1.112                   --

   SVS MFS Strategic Value Portfolio - Class B (8/03)                     2003        1.000           1.124                6,048

   SVS Oak Strategic Equity Portfolio - Class B (7/03)                    2003        1.000           1.195               32,143

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                   2003        1.000           1.214                2,851

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)              2003        1.000           1.064                   --

   Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)      2003        1.000           1.123                3,126

                                              SCUDDER ADVOCATE REWARDS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 1.75%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)                                      2003        1.000           1.321                   --

   Global Post-Venture Capital Portfolio (6/03)                           2003        1.000           1.239                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                 2003        1.000           1.173                   --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)  2003        1.000           1.127                   --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (7/03)                                    2003        1.000           1.068                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)              2003        1.000           1.165                   --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)                         2003        1.000           1.129                   --

   Capital Growth Portfolio - Class B (7/03)                              2003        1.000           1.116                   --

   Global Discovery Portfolio - Class B (7/03)                            2003        1.000           1.255                   --

   Growth and Income Portfolio - Class B (6/03)                           2003        1.000           1.129                   --

   Health Sciences Portfolio - Class B (6/03)                             2003        1.000           1.124                   --

   International Portfolio - Class B (7/03)                               2003        1.000           1.186                   --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)                   2003        1.000           1.166                   --

   Scudder Blue Chip Portfolio - Class B (6/03)                           2003        1.000           1.157                   --

   Scudder Contrarian Value Portfolio - Class B (7/03)                    2003        1.000           1.164                   --

   Scudder Fixed Income Portfolio - Class B (6/03)                        2003        1.000           0.989                   --

   Scudder Global Blue Chip Portfolio - Class B (8/03)                    2003        1.000           1.181                   --

   Scudder Government Securities Portfolio - Class B (6/03)               2003        1.000           0.997                   --

   Scudder Growth Portfolio - Class B (7/03)                              2003        1.000           1.109                   --

   Scudder High Income Portfolio - Class B (6/03)                         2003        1.000           1.093                   --

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Scudder International Select Equity Portfolio - Class B (7/03)         2003        1.000           1.211                   --

   Scudder Money Market Portfolio - Class B (7/03)                        2003        1.000           0.991                   --

   Scudder Small Cap Growth Portfolio - Class B (7/03)                    2003        1.000           1.134                   --

   Scudder Strategic Income Portfolio - Class B (6/03)                    2003        1.000           0.986                   --

   Scudder Technology Growth Portfolio - Class B (7/03)                   2003        1.000           1.217                   --

   Scudder Total Return Portfolio - Class B (7/03)                        2003        1.000           1.064                   --

   SVS Davis Venture Value Portfolio - Class B (7/03)                     2003        1.000           1.159                   --

   SVS Dreman Financial Services Portfolio - Class B (7/03)               2003        1.000           1.131                   --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)               2003        1.000           1.164                   --

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)                  2003        1.000           1.246                   --

   SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)          2003        1.000           1.119                   --

   SVS Focus Value & Growth Portfolio - Class B (8/03)                    2003        1.000           1.159                   --

   SVS Index 500 Portfolio - Class B (7/03)                               2003        1.000           1.133                   --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)                  2003        1.000           1.177                   --

   SVS Janus Growth And Income Portfolio - Class B (8/03)                 2003        1.000           1.121                   --

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)              2003        1.000           1.111                   --

   SVS MFS Strategic Value Portfolio - Class B (8/03)                     2003        1.000           1.123                   --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)                    2003        1.000           1.195                   --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                   2003        1.000           1.214                   --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)              2003        1.000           1.064                   --

   Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)      2003        1.000           1.122                   --

                                              SCUDDER ADVOCATE REWARDS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 1.90%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)                                      2003        1.000           1.320                2,970

   Global Post-Venture Capital Portfolio (6/03)                           2003        1.000           1.238                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                 2003        1.000           1.172              135,909

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)  2003        1.000           1.126                   --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (7/03)                                    2003        1.000           1.067                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)              2003        1.000           1.164                7,128

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)                         2003        1.000           1.128                6,101

   Capital Growth Portfolio - Class B (7/03)                              2003        1.000           1.115                9,919

   Global Discovery Portfolio - Class B (7/03)                            2003        1.000           1.254               80,019

   Growth and Income Portfolio - Class B (6/03)                           2003        1.000           1.128               11,461

   Health Sciences Portfolio - Class B (6/03)                             2003        1.000           1.123                4,467

   International Portfolio - Class B (7/03)                               2003        1.000           1.185               12,939

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)                   2003        1.000           1.165               19,438

   Scudder Blue Chip Portfolio - Class B (6/03)                           2003        1.000           1.156                2,365

   Scudder Contrarian Value Portfolio - Class B (7/03)                    2003        1.000           1.163               39,498

   Scudder Fixed Income Portfolio - Class B (6/03)                        2003        1.000           0.989               30,850

   Scudder Global Blue Chip Portfolio - Class B (8/03)                    2003        1.000           1.180                1,413

   Scudder Government Securities Portfolio - Class B (6/03)               2003        1.000           0.996               10,475

   Scudder Growth Portfolio - Class B (7/03)                              2003        1.000           1.108               30,229

   Scudder High Income Portfolio - Class B (6/03)                         2003        1.000           1.092              129,297

   Scudder International Select Equity Portfolio - Class B (7/03)         2003        1.000           1.210               88,264

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Scudder Money Market Portfolio - Class B (7/03)                        2003        1.000           0.990                6,766

   Scudder Small Cap Growth Portfolio - Class B (7/03)                    2003        1.000           1.133                7,716

   Scudder Strategic Income Portfolio - Class B (6/03)                    2003        1.000           0.985               33,347

   Scudder Technology Growth Portfolio - Class B (7/03)                   2003        1.000           1.216               23,585

   Scudder Total Return Portfolio - Class B (7/03)                        2003        1.000           1.063               12,272

   SVS Davis Venture Value Portfolio - Class B (7/03)                     2003        1.000           1.158              205,191

   SVS Dreman Financial Services Portfolio - Class B (7/03)               2003        1.000           1.130                3,862

   SVS Dreman High Return Equity Portfolio - Class B (6/03)               2003        1.000           1.163               16,498

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)                  2003        1.000           1.245              101,766

   SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)          2003        1.000           1.118                5,550

   SVS Focus Value & Growth Portfolio - Class B (8/03)                    2003        1.000           1.158                   --

   SVS Index 500 Portfolio - Class B (7/03)                               2003        1.000           1.132               20,158

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)                  2003        1.000           1.176                   --

   SVS Janus Growth And Income Portfolio - Class B (8/03)                 2003        1.000           1.120              119,673

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)              2003        1.000           1.110               73,182

   SVS MFS Strategic Value Portfolio - Class B (8/03)                     2003        1.000           1.122                1,201

   SVS Oak Strategic Equity Portfolio - Class B (7/03)                    2003        1.000           1.194                   --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                   2003        1.000           1.213               12,043

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)              2003        1.000           1.063              127,667

   Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)      2003        1.000           1.121               10,537


                                              SCUDDER ADVOCATE REWARDS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 1.95%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)                                      2003        1.000           1.319               18,331

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Global Post-Venture Capital Portfolio (6/03)                           2003        1.000           1.238                5,549

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                 2003        1.000           1.172              131,415

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)  2003        1.000           1.125               16,197

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (7/03)                                    2003        1.000           1.066               53,333

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)              2003        1.000           1.164              182,436

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)                         2003        1.000           1.128               17,715

   Capital Growth Portfolio - Class B (7/03)                              2003        1.000           1.115              150,768

   Global Discovery Portfolio - Class B (7/03)                            2003        1.000           1.253              108,202

   Growth and Income Portfolio - Class B (6/03)                           2003        1.000           1.128               86,264

   Health Sciences Portfolio - Class B (6/03)                             2003        1.000           1.123               90,898

   International Portfolio - Class B (7/03)                               2003        1.000           1.185               61,166

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)                   2003        1.000           1.165               32,701

   Scudder Blue Chip Portfolio - Class B (6/03)                           2003        1.000           1.156              179,561

   Scudder Contrarian Value Portfolio - Class B (7/03)                    2003        1.000           1.163              368,171

   Scudder Fixed Income Portfolio - Class B (6/03)                        2003        1.000           0.988              674,796

   Scudder Global Blue Chip Portfolio - Class B (8/03)                    2003        1.000           1.180              119,232

   Scudder Government Securities Portfolio - Class B (6/03)               2003        1.000           0.995              274,878

   Scudder Growth Portfolio - Class B (7/03)                              2003        1.000           1.108               19,210

   Scudder High Income Portfolio - Class B (6/03)                         2003        1.000           1.092              479,147

   Scudder International Select Equity Portfolio - Class B (7/03)         2003        1.000           1.210              126,328

   Scudder Money Market Portfolio - Class B (7/03)                        2003        1.000           0.990            1,156,653

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Scudder Small Cap Growth Portfolio - Class B (7/03)                    2003        1.000           1.133               92,023

   Scudder Strategic Income Portfolio - Class B (6/03)                    2003        1.000           0.985              149,071

   Scudder Technology Growth Portfolio - Class B (7/03)                   2003        1.000           1.216              154,677

   Scudder Total Return Portfolio - Class B (7/03)                        2003        1.000           1.063              209,473

   SVS Davis Venture Value Portfolio - Class B (7/03)                     2003        1.000           1.158              260,986

   SVS Dreman Financial Services Portfolio - Class B (7/03)               2003        1.000           1.130              108,721

   SVS Dreman High Return Equity Portfolio - Class B (6/03)               2003        1.000           1.163              316,633

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)                  2003        1.000           1.245              176,984

   SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)          2003        1.000           1.118               70,824

   SVS Focus Value & Growth Portfolio - Class B (8/03)                    2003        1.000           1.157               22,217

   SVS Index 500 Portfolio - Class B (7/03)                               2003        1.000           1.132              140,494

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)                  2003        1.000           1.175               70,396

   SVS Janus Growth And Income Portfolio - Class B (8/03)                 2003        1.000           1.120              142,474

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)              2003        1.000           1.110                9,683

   SVS MFS Strategic Value Portfolio - Class B (8/03)                     2003        1.000           1.122              258,964

   SVS Oak Strategic Equity Portfolio - Class B (7/03)                    2003        1.000           1.194              105,875

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                   2003        1.000           1.213               56,446

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)              2003        1.000           1.062              167,125

   Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)      2003        1.000           1.121               74,427


                                              SCUDDER ADVOCATE REWARDS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.10%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)                                      2003        1.000           1.318               13,332

   Global Post-Venture Capital Portfolio (6/03)                           2003        1.000           1.237               15,860

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                 2003        1.000           1.171              308,034

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)  2003        1.000           1.125                1,411

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (7/03)                                    2003        1.000           1.065               16,070

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)              2003        1.000           1.163              136,376

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)                         2003        1.000           1.127               37,081

   Capital Growth Portfolio - Class B (7/03)                              2003        1.000           1.114               69,391

   Global Discovery Portfolio - Class B (7/03)                            2003        1.000           1.252               54,139

   Growth and Income Portfolio - Class B (6/03)                           2003        1.000           1.127              127,354

   Health Sciences Portfolio - Class B (6/03)                             2003        1.000           1.122              216,037

   International Portfolio - Class B (7/03)                               2003        1.000           1.184               84,362

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)                   2003        1.000           1.164              145,453

   Scudder Blue Chip Portfolio - Class B (6/03)                           2003        1.000           1.155              125,558

   Scudder Contrarian Value Portfolio - Class B (7/03)                    2003        1.000           1.162              214,043

   Scudder Fixed Income Portfolio - Class B (6/03)                        2003        1.000           0.987              313,717

   Scudder Global Blue Chip Portfolio - Class B (8/03)                    2003        1.000           1.179               34,683

   Scudder Government Securities Portfolio - Class B (6/03)               2003        1.000           0.995               96,666

   Scudder Growth Portfolio - Class B (7/03)                              2003        1.000           1.107              171,869

   Scudder High Income Portfolio - Class B (6/03)                         2003        1.000           1.091              180,469

   Scudder International Select Equity Portfolio - Class B (7/03)         2003        1.000           1.209              161,245

   Scudder Money Market Portfolio - Class B (7/03)                        2003        1.000           0.989                   --

   Scudder Small Cap Growth Portfolio - Class B (7/03)                    2003        1.000           1.132              157,706

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Scudder Strategic Income Portfolio - Class B (6/03)                    2003        1.000           0.984              167,822

   Scudder Technology Growth Portfolio - Class B (7/03)                   2003        1.000           1.215              137,222

   Scudder Total Return Portfolio - Class B (7/03)                        2003        1.000           1.062               39,426

   SVS Davis Venture Value Portfolio - Class B (7/03)                     2003        1.000           1.157              301,678

   SVS Dreman Financial Services Portfolio - Class B (7/03)               2003        1.000           1.129               76,842

   SVS Dreman High Return Equity Portfolio - Class B (6/03)               2003        1.000           1.162              251,777

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)                  2003        1.000           1.244              151,438

   SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)          2003        1.000           1.117               67,484

   SVS Focus Value & Growth Portfolio - Class B (8/03)                    2003        1.000           1.157               19,713

   SVS Index 500 Portfolio - Class B (7/03)                               2003        1.000           1.131              126,821

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)                  2003        1.000           1.174               11,405

   SVS Janus Growth And Income Portfolio - Class B (8/03)                 2003        1.000           1.119              136,720

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)              2003        1.000           1.109               23,775

   SVS MFS Strategic Value Portfolio - Class B (8/03)                     2003        1.000           1.121               96,715

   SVS Oak Strategic Equity Portfolio - Class B (7/03)                    2003        1.000           1.193               64,331

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                   2003        1.000           1.212              111,862

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)              2003        1.000           1.061              282,635

   Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)      2003        1.000           1.120               67,173


                                              SCUDDER ADVOCATE REWARDS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.15%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)                                      2003        1.000           1.318                3,791

   Global Post-Venture Capital Portfolio (6/03)                           2003        1.000           1.237                   --

Dreyfus Investment Portfolio

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                 2003        1.000           1.170               11,925

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)  2003        1.000           1.124                   --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (7/03)                                    2003        1.000           1.065                  746

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)              2003        1.000           1.163                   --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)                         2003        1.000           1.126                   --

   Capital Growth Portfolio - Class B (7/03)                              2003        1.000           1.114                1,399

   Global Discovery Portfolio - Class B (7/03)                            2003        1.000           1.252                   --

   Growth and Income Portfolio - Class B (6/03)                           2003        1.000           1.126                1,404

   Health Sciences Portfolio - Class B (6/03)                             2003        1.000           1.122                   --

   International Portfolio - Class B (7/03)                               2003        1.000           1.183               10,263

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)                   2003        1.000           1.163                  683

   Scudder Blue Chip Portfolio - Class B (6/03)                           2003        1.000           1.154               46,867

   Scudder Contrarian Value Portfolio - Class B (7/03)                    2003        1.000           1.161               39,551

   Scudder Fixed Income Portfolio - Class B (6/03)                        2003        1.000           0.987                1,471

   Scudder Global Blue Chip Portfolio - Class B (8/03)                    2003        1.000           1.179                   --

   Scudder Government Securities Portfolio - Class B (6/03)               2003        1.000           0.994                1,451

   Scudder Growth Portfolio - Class B (7/03)                              2003        1.000           1.107                   --

   Scudder High Income Portfolio - Class B (6/03)                         2003        1.000           1.090                   --

   Scudder International Select Equity Portfolio - Class B (7/03)         2003        1.000           1.208                   --

   Scudder Money Market Portfolio - Class B (7/03)                        2003        1.000           0.989                8,760

   Scudder Small Cap Growth Portfolio - Class B (7/03)                    2003        1.000           1.131               11,377

   Scudder Strategic Income Portfolio - Class B (6/03)                    2003        1.000           0.984               11,724

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Scudder Technology Growth Portfolio - Class B (7/03)                   2003        1.000           1.214                  686

   Scudder Total Return Portfolio - Class B (7/03)                        2003        1.000           1.062                   --

   SVS Davis Venture Value Portfolio - Class B (7/03)                     2003        1.000           1.157                   --

   SVS Dreman Financial Services Portfolio - Class B (7/03)               2003        1.000           1.128                1,412

   SVS Dreman High Return Equity Portfolio - Class B (6/03)               2003        1.000           1.161                   --

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)                  2003        1.000           1.243                5,444

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                                         2003        1.000           1.117                   --

   SVS Focus Value & Growth Portfolio - Class B (8/03)                    2003        1.000           1.156                1,420

   SVS Index 500 Portfolio - Class B (7/03)                               2003        1.000           1.131                   --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)                  2003        1.000           1.174                   --

   SVS Janus Growth And Income Portfolio - Class B (8/03)                 2003        1.000           1.118                   --

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)              2003        1.000           1.109                   --

   SVS MFS Strategic Value Portfolio - Class B (8/03)                     2003        1.000           1.121                   --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)                    2003        1.000           1.192                   --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                   2003        1.000           1.211                  679

The Alger American Fund

   Alger American Balanced Portfolio - Class S Shares (6/03)              2003        1.000           1.061                   --

   Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)      2003        1.000           1.120                   --


                                              SCUDDER ADVOCATE REWARDS (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.30%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)                                      2003        1.000           1.317                8,911

   Global Post-Venture Capital Portfolio (6/03)                           2003        1.000           1.236                5,846

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                 2003        1.000           1.169              153,451

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)  2003        1.000           1.123                   --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (7/03)                                    2003        1.000           1.064                3,671

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)              2003        1.000           1.162               83,839

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)                         2003        1.000           1.125               15,285

   Capital Growth Portfolio - Class B (7/03)                              2003        1.000           1.113                1,068

   Global Discovery Portfolio - Class B (7/03)                            2003        1.000           1.251               31,026

   Growth and Income Portfolio - Class B (6/03)                           2003        1.000           1.125              124,161

   Health Sciences Portfolio - Class B (6/03)                             2003        1.000           1.121              157,925

   International Portfolio - Class B (7/03)                               2003        1.000           1.182               62,215

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)                   2003        1.000           1.162                  989

   Scudder Blue Chip Portfolio - Class B (6/03)                           2003        1.000           1.153              179,991

   Scudder Contrarian Value Portfolio - Class B (7/03)                    2003        1.000           1.160              136,169

   Scudder Fixed Income Portfolio - Class B (6/03)                        2003        1.000           0.986              270,053

   Scudder Global Blue Chip Portfolio - Class B (8/03)                    2003        1.000           1.178               24,082

   Scudder Government Securities Portfolio - Class B (6/03)               2003        1.000           0.994               38,297

   Scudder Growth Portfolio - Class B (7/03)                              2003        1.000           1.106               11,697

   Scudder High Income Portfolio - Class B (6/03)                         2003        1.000           1.090              106,510

   Scudder International Select Equity Portfolio - Class B (7/03)         2003        1.000           1.207               46,406

   Scudder Money Market Portfolio - Class B (7/03)                        2003        1.000           0.988            1,744,540

   Scudder Small Cap Growth Portfolio - Class B (7/03)                    2003        1.000           1.130               25,590

   Scudder Strategic Income Portfolio - Class B (6/03)                    2003        1.000           0.983               60,426

   Scudder Technology Growth Portfolio - Class B (7/03)                   2003        1.000           1.213              150,170

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                     YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------   ------   -------------   -------------   -----------------
   Scudder Total Return Portfolio - Class B (7/03)                        2003        1.000           1.061               23,719

   SVS Davis Venture Value Portfolio - Class B (7/03)                     2003        1.000           1.156               34,834

   SVS Dreman Financial Services Portfolio - Class B (7/03)               2003        1.000           1.127              137,906

   SVS Dreman High Return Equity Portfolio - Class B (6/03)               2003        1.000           1.160               96,780

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)                  2003        1.000           1.242              132,096

   SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)          2003        1.000           1.116              200,048

   SVS Focus Value & Growth Portfolio - Class B (8/03)                    2003        1.000           1.155                8,209

   SVS Index 500 Portfolio - Class B (7/03)                               2003        1.000           1.130               16,130

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)                  2003        1.000           1.173                   --

   SVS Janus Growth And Income Portfolio - Class B (8/03)                 2003        1.000           1.117               64,618

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)              2003        1.000           1.108                   --

   SVS MFS Strategic Value Portfolio - Class B (8/03)                     2003        1.000           1.120               78,890

   SVS Oak Strategic Equity Portfolio - Class B (7/03)                    2003        1.000           1.191               21,468

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                   2003        1.000           1.210               58,160

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)              2003        1.000           1.060              113,890

   Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)      2003        1.000           1.119               28,907


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

ANNUAL REPORT
DECEMBER 31, 2003

                           TLAC SEPARATE ACCOUNT TWELVE
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                                             AIM V.I.
                                                                                       AIM V.I.              MID CAP
                                                                                       CAPITAL                 CORE
                                            CAPITAL                MONEY             APPRECIATION             EQUITY
                                         APPRECIATION              MARKET               FUND -                FUND -
                                             FUND                PORTFOLIO            SERIES II             SERIES II
                                         -----------            ----------           ------------           ----------
ASSETS:
  Investments at market value:            $  345,986            $4,652,367            $1,605,951            $1,161,439

  Receivables:
    Dividends ................                    --                 1,171                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               345,986             4,653,538             1,605,951             1,161,439
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    80                   952                   368                   277
    Administrative fees ......                     7                    92                    32                    24
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    87                 1,044                   400                   301
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  345,899            $4,652,494            $1,605,551            $1,161,138
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       ALLIANCEBERNSTEIN          GLOBAL
                                            PREMIER               GROWTH               GROWTH             GROWTH-INCOME
                                            GROWTH                FUND -               FUND -                 FUND -
                                          PORTFOLIO -             CLASS 2              CLASS 2                CLASS 2
                                            CLASS B               SHARES               SHARES                 SHARES
                                       -----------------        ----------            ----------          -------------
ASSETS:
  Investments at market value:            $  446,471            $1,253,094            $2,817,510            $3,152,052

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               446,471             1,253,094             2,817,510             3,152,052
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                   110                   300                   663                   749
    Administrative fees ......                     9                    25                    56                    64
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   119                   325                   719                   813
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  446,352            $1,252,769            $2,816,791            $3,151,239
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                   DREYFUS
                                                                DREYFUS           SOCIALLY
                                           DELAWARE             MIDCAP           RESPONSIBLE
                        GLOBAL             VIP REIT              STOCK              GROWTH           DREYFUS VIF
   EMERGING          POST-VENTURE          SERIES -           PORTFOLIO -        FUND, INC. -        APPRECIATION
    MARKETS            CAPITAL             STANDARD             SERVICE            SERVICE            PORTFOLIO -
   PORTFOLIO          PORTFOLIO             CLASS                SHARES             SHARES          INITIAL SHARES
   ---------         ------------          --------           -----------        ------------       --------------
   $ 62,951            $ 33,722            $843,420            $898,718            $ 19,822            $717,156

         --                  --                  --                  --                  --                  --
   --------            --------            --------            --------            --------            --------

     62,951              33,722             843,420             898,718              19,822             717,156
   --------            --------            --------            --------            --------            --------

         16                   9                 189                 230                   5                 169
          1                   1                  17                  18                  --                  15
   --------            --------            --------            --------            --------            --------

         17                  10                 206                 248                   5                 184
   --------            --------            --------            --------            --------            --------

   $ 62,934            $ 33,712            $843,214            $898,470            $ 19,817            $716,972
   ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                 FRANKLIN
                                                                  RISING                                      MUTUAL
                                          DREYFUS VIF            DIVIDENDS             FRANKLIN               SHARES
                                          DEVELOPING            SECURITIES            SMALL CAP             SECURITIES
                                            LEADERS               FUND -                FUND -                FUND -
                                          PORTFOLIO -            CLASS 2               CLASS 2               CLASS 2
                                        INITIAL SHARES            SHARES                SHARES                SHARES
                                        --------------          ----------            ----------            ----------
ASSETS:
  Investments at market value:            $1,142,367            $3,024,369            $1,341,087            $  707,614

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,142,367             3,024,369             1,341,087               707,614
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                   276                   721                   327                   184
    Administrative fees ......                    23                    59                    27                    15
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   299                   780                   354                   199
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,142,068            $3,023,589            $1,340,733            $  707,415
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                            SALOMON
    TEMPLETON                                                                               BROTHERS              SALOMON
   DEVELOPING            TEMPLETON             TEMPLETON                                    VARIABLE              BROTHERS
     MARKETS              FOREIGN                GROWTH               EQUITY                EMERGING              VARIABLE
   SECURITIES            SECURITIES            SECURITIES              INDEX                 GROWTH               EMERGING
     FUND -                FUND -                FUND -             PORTFOLIO -              FUND -            GROWTH FUND -
     CLASS 2              CLASS 2               CLASS 2              CLASS II               CLASS I               CLASS II
     SHARES                SHARES                SHARES                SHARES                SHARES                SHARES
   ----------            ----------            ----------           -----------            ----------          -------------
   $  260,376            $1,264,791            $  872,927            $1,736,516            $  692,490            $2,544,393

           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      260,376             1,264,791               872,927             1,736,516               692,490             2,544,393
   ----------            ----------            ----------            ----------            ----------            ----------

           64                   286                   201                   401                   152                   601
            5                    26                    18                    34                    14                    51
   ----------            ----------            ----------            ----------            ----------            ----------

           69                   312                   219                   435                   166                   652
   ----------            ----------            ----------            ----------            ----------            ----------

   $  260,307            $1,264,479            $  872,708            $1,736,081            $  692,324            $2,543,741
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           SALOMON
                                          BROTHERS
                                          VARIABLE
                                          GROWTH &                                                   GLOBAL LIFE
                                            INCOME                                 BALANCED            SCIENCES
                                           FUND -             INVESCO            PORTFOLIO -         PORTFOLIO -
                                           CLASS I        VIF - UTILITIES          SERVICE             SERVICE
                                           SHARES               FUND                SHARES              SHARES
                                          --------        ---------------        -----------         -----------
ASSETS:
  Investments at market value:            $466,875            $ 78,718            $530,170            $193,412

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             466,875              78,718             530,170             193,412
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                 111                  20                 129                  48
    Administrative fees ......                   9                   1                  11                   4
                                          --------            --------            --------            --------

      Total Liabilities ......                 120                  21                 140                  52
                                          --------            --------            --------            --------

NET ASSETS:                               $466,755            $ 78,697            $530,030            $193,360
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     GLOBAL               WORLDWIDE                                                                             OPPENHEIMER
   TECHNOLOGY               GROWTH               LAZARD                                                           CAPITAL
   PORTFOLIO -           PORTFOLIO -           RETIREMENT            GROWTH AND              MID-CAP            APPRECIATION
     SERVICE               SERVICE             SMALL CAP               INCOME                 VALUE               FUND/VA -
     SHARES                 SHARES             PORTFOLIO              PORTFOLIO             PORTFOLIO          SERVICE SHARES
   -----------           -----------           ----------            ----------            ----------          --------------
   $  270,017            $  236,086            $  536,776            $  511,379            $  589,213            $1,555,027

           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      270,017               236,086               536,776               511,379               589,213             1,555,027
   ----------            ----------            ----------            ----------            ----------            ----------

           69                    59                   143                   128                   148                   349
            5                     5                    11                    11                    12                    31
   ----------            ----------            ----------            ----------            ----------            ----------

           74                    64                   154                   139                   160                   380
   ----------            ----------            ----------            ----------            ----------            ----------

   $  269,943            $  236,022            $  536,622            $  511,240            $  589,053            $1,554,647
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                             PIONEER
                                          OPPENHEIMER              REAL                                      AMERICA
                                            GLOBAL                RETURN             TOTAL RETURN           INCOME VCT
                                           SECURITIES          PORTFOLIO -            PORTFOLIO -          PORTFOLIO -
                                           FUND/VA -          ADMINISTRATIVE        ADMINISTRATIVE           CLASS II
                                        SERVICE SHARES            CLASS                  CLASS                SHARES
                                        --------------        --------------        --------------         -----------
ASSETS:
  Investments at market value:            $1,367,559            $  658,847            $2,427,478            $2,312,078

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,367,559               658,847             2,427,478             2,312,078
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                   275                   161                   574                   541
    Administrative fees ......                    26                    13                    49                    47
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   301                   174                   623                   588
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,367,258            $  658,673            $2,426,855            $2,311,490
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                           PIONEER               PIONEER                                                          PIONEER
     PIONEER               EMERGING               EQUITY              PIONEER               PIONEER                GROWTH
    BALANCED               MARKETS              INCOME VCT            EUROPE                FUND VCT               SHARES
 VCT PORTFOLIO -       VCT PORTFOLIO -         PORTFOLIO -        VCT PORTFOLIO -         PORTFOLIO -         VCT PORTFOLIO -
    CLASS II               CLASS II              CLASS II            CLASS II               CLASS II              CLASS II
     SHARES                 SHARES                SHARES               SHARES                SHARES                SHARES
 ---------------       ---------------         -----------        ---------------         -----------         ---------------
   $2,886,483            $  634,058            $3,142,116            $  142,843            $4,915,159            $2,023,188

           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    2,886,483               634,058             3,142,116               142,843             4,915,159             2,023,188
   ----------            ----------            ----------            ----------            ----------            ----------

          694                   132                   722                    34                 1,087                   451
           59                    12                    63                     3                    99                    41
   ----------            ----------            ----------            ----------            ----------            ----------

          753                   144                   785                    37                 1,186                   492
   ----------            ----------            ----------            ----------            ----------            ----------

   $2,885,730            $  633,914            $3,141,331            $  142,806            $4,913,973            $2,022,696
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                  PIONEER                 PIONEER                PIONEER
                                            PIONEER             INTERNATIONAL             MID CAP              REAL ESTATE
                                          HIGH YIELD              VALUE VCT              VALUE VCT                SHARES
                                        VCT PORTFOLIO -          PORTFOLIO -            PORTFOLIO -          VCT PORTFOLIO -
                                           CLASS II               CLASS II                CLASS II               CLASS II
                                            SHARES                 SHARES                  SHARES                 SHARES
                                        ---------------         -------------           -----------          ---------------
ASSETS:
  Investments at market value:            $14,226,965            $   766,071            $ 2,847,213            $ 1,773,286

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             14,226,965                766,071              2,847,213              1,773,286
                                          -----------            -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  3,307                    165                    673                    401
    Administrative fees ......                    289                     15                     56                     35
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  3,596                    180                    729                    436
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $14,223,369            $   765,891            $ 2,846,484            $ 1,772,850
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     PIONEER              PIONEER                PIONEER                                   PUTNAM VT
    SMALL CAP              SMALL                STRATEGIC              PIONEER            INTERNATIONAL            PUTNAM
    VALUE VCT             COMPANY                 INCOME              VALUE VCT              EQUITY               VT SMALL
   PORTFOLIO -        VCT PORTFOLIO -        VCT PORTFOLIO -         PORTFOLIO -             FUND -              CAP VALUE
    CLASS II              CLASS II               CLASS II             CLASS II              CLASS IB            FUND - CLASS
     SHARES                SHARES                 SHARES               SHARES                SHARES              IB SHARES
   -----------        ---------------        ---------------         -----------          -------------         ------------
   $1,957,788            $  486,438            $2,674,029            $  795,831            $  156,921            $  876,049

           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    1,957,788               486,438             2,674,029               795,831               156,921               876,049
   ----------            ----------            ----------            ----------            ----------            ----------

          456                   124                   616                   179                    41                   199
           40                    10                    54                    16                     3                    18
   ----------            ----------            ----------            ----------            ----------            ----------

          496                   134                   670                   195                    44                   217
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,957,292            $  486,304            $2,673,359            $  795,636            $  156,877            $  875,832
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                 LARGE CAP           SMALL CAP
                                           ALL CAP           INVESTORS             GROWTH              GROWTH
                                           FUND -             FUND -               FUND -              FUND -
                                           CLASS I            CLASS I             CLASS I             CLASS I
                                          --------           ---------           ---------           ---------
ASSETS:
  Investments at market value:            $516,237            $763,248            $438,705            $729,279

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             516,237             763,248             438,705             729,279
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                 121                 193                 104                 181
    Administrative fees ......                  11                  15                   9                  14
                                          --------            --------            --------            --------

      Total Liabilities ......                 132                 208                 113                 195
                                          --------            --------            --------            --------

NET ASSETS:                               $516,105            $763,040            $438,592            $729,084
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                           SCUDDER                 21ST
      TOTAL              REAL ESTATE             CENTURY               CAPITAL               GLOBAL                GROWTH
     RETURN               SECURITIES              GROWTH               GROWTH              DISCOVERY             AND INCOME
     FUND -              PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
    CLASS II               CLASS B               CLASS B               CLASS B               CLASS B               CLASS B
   ----------            -----------           -----------           -----------          -----------           -----------
   $1,812,238            $  589,069            $   85,868            $  375,895            $  343,645            $  460,880

           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    1,812,238               589,069                85,868               375,895               343,645               460,880
   ----------            ----------            ----------            ----------            ----------            ----------

          427                   145                    23                    81                    87                   117
           37                    12                     2                     7                     7                     9
   ----------            ----------            ----------            ----------            ----------            ----------

          464                   157                    25                    88                    94                   126
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,811,774            $  588,912            $   85,843            $  375,807            $  343,551            $  460,754
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                  SCUDDER
                                           HEALTH                                AGGRESSIVE           SCUDDER
                                          SCIENCES          INTERNATIONAL          GROWTH            BLUE CHIP
                                         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
                                           CLASS B             CLASS B            CLASS B             CLASS B
                                         -----------        -------------       -----------         -----------
ASSETS:
  Investments at market value:            $542,253            $292,905            $232,006            $671,066

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             542,253             292,905             232,006             671,066
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                 141                  74                  59                 168
    Administrative fees ......                  11                   5                   5                  13
                                          --------            --------            --------            --------

      Total Liabilities ......                 152                  79                  64                 181
                                          --------            --------            --------            --------

NET ASSETS:                               $542,101            $292,826            $231,942            $670,885
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     SCUDDER                                                           SCUDDER
   CONTRARIAN             SCUDDER               SCUDDER              GOVERNMENT             SCUDDER               SCUDDER
      VALUE             FIXED INCOME          GLOBAL BLUE            SECURITIES             GROWTH              HIGH INCOME
   PORTFOLIO -          PORTFOLIO -         CHIP PORTFOLIO -         PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
     CLASS B              CLASS B               CLASS B                CLASS B              CLASS B               CLASS B
   -----------          ------------        ----------------         -----------          -----------           -----------
   $1,229,340            $1,437,269            $  218,837            $  486,468            $  306,249            $1,180,336

           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    1,229,340             1,437,269               218,837               486,468               306,249             1,180,336
   ----------            ----------            ----------            ----------            ----------            ----------

          299                   363                    49                   123                    83                   294
           24                    29                     4                    10                     6                    24
   ----------            ----------            ----------            ----------            ----------            ----------

          323                   392                    53                   133                    89                   318
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,229,017            $1,436,877            $  218,784            $  486,335            $  306,160            $1,180,018
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           SCUDDER               SCUDDER               SCUDDER               SCUDDER
                                         INTERNATIONAL            MONEY               SMALL CAP             STRATEGIC
                                         SELECT EQUITY            MARKET                GROWTH                INCOME
                                          PORTFOLIO -          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                            CLASS B              CLASS B               CLASS B               CLASS B
                                         -------------         -----------           -----------           -----------
ASSETS:
  Investments at market value:            $  535,258            $3,140,031            $  491,311            $  512,396

  Receivables:
    Dividends ................                    --                   496                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               535,258             3,140,527               491,311               512,396
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                   134                   848                   109                   133
    Administrative fees ......                    11                    65                     9                    11
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   145                   913                   118                   144
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  535,113            $3,139,614            $  491,193            $  512,252
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                               SVS
     SCUDDER                                   SVS DAVIS             SVS DREMAN            DREMAN HIGH           SVS DREMAN
   TECHNOLOGY             SCUDDER               VENTURE               FINANCIAL               RETURN             SMALL CAP
     GROWTH             TOTAL RETURN             VALUE                SERVICES                EQUITY               VALUE
   PORTFOLIO -          PORTFOLIO -           PORTFOLIO -            PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B               CLASS B                CLASS B               CLASS B              CLASS B
   -----------          ------------          -----------            -----------           -----------          -----------
   $  574,650            $  382,178            $1,205,651            $  396,836            $  929,573            $  980,782

           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      574,650               382,178             1,205,651               396,836               929,573               980,782
   ----------            ----------            ----------            ----------            ----------            ----------

          148                    91                   284                   101                   228                   226
           12                     8                    24                     8                    18                    19
   ----------            ----------            ----------            ----------            ----------            ----------

          160                    99                   308                   109                   246                   245
   ----------            ----------            ----------            ----------            ----------            ----------

   $  574,490            $  382,079            $1,205,343            $  396,727            $  929,327            $  980,537
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          SVS EAGLE                                                     SVS
                                           FOCUSED            SVS FOCUS              SVS               INVESCO
                                          LARGE CAP            VALUE &              INDEX            DYNAMIC
                                            GROWTH              GROWTH               500               GROWTH
                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                           CLASS B             CLASS B             CLASS B            CLASS B
                                         -----------         -----------         -----------         -----------
ASSETS:
  Investments at market value:            $533,440            $ 62,266            $386,670            $100,083

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             533,440              62,266             386,670             100,083
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                 131                  16                  97                  25
    Administrative fees ......                  10                   1                   8                   2
                                          --------            --------            --------            --------

      Total Liabilities ......                 141                  17                 105                  27
                                          --------            --------            --------            --------

NET ASSETS:                               $533,299            $ 62,249            $386,565            $100,056
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                        ALGER
   SVS JANUS           SVS JANUS           SVS MFS              SVS OAK           SVS TURNER           AMERICAN
     GROWTH             GROWTH            STRATEGIC            STRATEGIC            MID CAP            BALANCED
  AND INCOME         OPPORTUNITIES          VALUE                EQUITY             GROWTH           PORTFOLIO -
  PORTFOLIO -         PORTFOLIO -        PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          CLASS S
    CLASS B             CLASS B            CLASS B              CLASS B            CLASS B              SHARES
  -----------        -------------       -----------          -----------         -----------        -----------
   $646,687            $131,546            $510,203            $281,604            $394,510            $780,451

         --                  --                  --                  --                  --                  --
   --------            --------            --------            --------            --------            --------

    646,687             131,546             510,203             281,604             394,510             780,451
   --------            --------            --------            --------            --------            --------

        162                  31                 128                  71                  89                 205
         13                   3                  10                   6                   7                  16
   --------            --------            --------            --------            --------            --------

        175                  34                 138                  77                  96                 221
   --------            --------            --------            --------            --------            --------

   $646,512            $131,512            $510,065            $281,527            $394,414            $780,230
   ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                             ALGER
                                           AMERICAN
                                           LEVERAGED
                                            ALLCAP                                   DISCIPLINED
                                          PORTFOLIO -          CONVERTIBLE             MID CAP                EQUITY
                                            CLASS S             SECURITIES               STOCK                INCOME
                                            SHARES              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          -----------          -----------           -----------            ----------
ASSETS:
  Investments at market value:            $  209,549            $  574,504            $  446,814            $1,324,911

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               209,549               574,504               446,814             1,324,911
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    50                   134                   102                   318
    Administrative fees ......                     4                    11                     9                    27
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    54                   145                   111                   345
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  209,495            $  574,359            $  446,703            $1,324,566
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                LAZARD                                   MFS
  FEDERATED            FEDERATED                             INTERNATIONAL      MERRILL LYNCH          EMERGING
  HIGH YIELD             STOCK             LARGE CAP             STOCK            LARGE CAP             GROWTH
  PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO        CORE PORTFOLIO        PORTFOLIO
  ----------           ---------           ---------         -------------      --------------        ---------
   $530,829            $ 90,343            $539,625            $119,755            $149,248            $288,516

         --                  --                  --                  --                  --                  --
   --------            --------            --------            --------            --------            --------

    530,829              90,343             539,625             119,755             149,248             288,516
   --------            --------            --------            --------            --------            --------

        118                  23                 122                  26                  38                  71
         11                   2                  11                   2                   3                   6
   --------            --------            --------            --------            --------            --------

        129                  25                 133                  28                  41                  77
   --------            --------            --------            --------            --------            --------

   $530,700            $ 90,318            $539,492            $119,727            $149,207            $288,439
   ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                      TRAVELERS
                                           MFS MID               PIONEER               QUALITY             AIM CAPITAL
                                          CAP GROWTH               FUND                  BOND              APPRECIATION
                                          PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          ----------            ----------            ----------           ------------
ASSETS:
  Investments at market value:            $  518,693            $   89,396            $1,935,537            $  367,967

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               518,693                89,396             1,935,537               367,967
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                   128                    23                   438                    87
    Administrative fees ......                    10                     1                    40                     7
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   138                    24                   478                    94
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  518,555            $   89,372            $1,935,059            $  367,873
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                             SB
                         ADJUSTABLE
       MFS               RATE INCOME                                  COMSTOCK             ENTERPRISE           CONTRAFUND(R)
      TOTAL              PORTFOLIO -           STRATEGIC             PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
      RETURN              CLASS I                EQUITY                CLASS II             CLASS II              SERVICE
    PORTFOLIO              SHARES              PORTFOLIO               SHARES                SHARES               CLASS 2
   ----------            -----------           ----------            -----------          -----------           -------------
   $3,691,239            $  333,565            $  613,577            $  727,846            $  159,975            $  988,976

           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    3,691,239               333,565               613,577               727,846               159,975               988,976
   ----------            ----------            ----------            ----------            ----------            ----------

          912                    86                   145                   178                    40                   242
           74                     7                    13                    15                     3                    19
   ----------            ----------            ----------            ----------            ----------            ----------

          986                    93                   158                   193                    43                   261
   ----------            ----------            ----------            ----------            ----------            ----------

   $3,690,253            $  333,472            $  613,419            $  727,653            $  159,932            $  988,715
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                             DYNAMIC
                                             CAPITAL
                                          APPRECIATION               MID CAP
                                           PORTFOLIO -             PORTFOLIO -
                                             SERVICE                 SERVICE
                                             CLASS 2                 CLASS 2                COMBINED
                                          ------------            ------------            ------------
ASSETS:
  Investments at market value:            $     90,014            $    745,367            $123,859,827

  Receivables:
    Dividends ................                      --                      --                   1,667
                                          ------------            ------------            ------------

      Total Assets ...........                  90,014                 745,367             123,861,494
                                          ------------            ------------            ------------

LIABILITIES:
  Payables:
    Insurance charges ........                      21                     174                  29,231
    Administrative fees ......                       2                      15                   2,488
                                          ------------            ------------            ------------

      Total Liabilities ......                      23                     189                  31,719
                                          ------------            ------------            ------------

NET ASSETS:                               $     89,991            $    745,178            $123,829,775
                                          ============            ============            ============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                  AIM V.I.            AIM V.I.
                                                                                                  CAPITAL             MID CAP
                                                          CAPITAL              MONEY           APPRECIATION         CORE EQUITY
                                                        APPRECIATION           MARKET              FUND -              FUND -
                                                            FUND              PORTFOLIO          SERIES II           SERIES II
                                                        ------------          ---------        ------------         -----------
INVESTMENT INCOME:
  Dividends ...................................           $    158            $  9,758            $     --            $     --
                                                          --------            --------            --------            --------

EXPENSES:
  Insurance charges ...........................              1,698              22,695               6,017               5,313
  Administrative fees .........................                141               2,161                 528                 453
                                                          --------            --------            --------            --------

    Total expenses ............................              1,839              24,856               6,545               5,766
                                                          --------            --------            --------            --------

      Net investment income (loss) ............             (1,681)            (15,098)             (6,545)             (5,766)
                                                          --------            --------            --------            --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --               6,513
    Realized gain (loss) on sale of investments                 95                  --               3,968               1,417
                                                          --------            --------            --------            --------

      Realized gain (loss) ....................                 95                  --               3,968               7,930
                                                          --------            --------            --------            --------

    Change in unrealized gain (loss)
      on investments ..........................             28,445                  --              98,960              71,452
                                                          --------            --------            --------            --------

Net increase (decrease) in net assets
  resulting from operations ...................           $ 26,859            $(15,098)           $ 96,383            $ 73,616
                                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     ALLIANCEBERNSTEIN         GLOBAL
                                                          PREMIER              GROWTH              GROWTH          GROWTH-INCOME
                                                           GROWTH              FUND -              FUND -              FUND -
                                                        PORTFOLIO -           CLASS 2             CLASS 2             CLASS 2
                                                          CLASS B              SHARES              SHARES              SHARES
                                                     -----------------       ---------           ---------         -------------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $     221           $   2,480           $  22,565
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              2,122               6,379              13,129              14,113
  Administrative fees .........................                172                 531               1,096               1,182
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              2,294               6,910              14,225              15,295
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (2,294)             (6,689)            (11,745)              7,270
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                918                 282               2,930                 151
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................                918                 282               2,930                 151
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             24,538             150,137             239,567             263,848
                                                         ---------           ---------           ---------           ---------

Net increase (decrease) in net assets
  resulting from operations ...................          $  23,162           $ 143,730           $ 230,752           $ 271,269
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                               DREYFUS
                                                             DREYFUS          SOCIALLY
                                         DELAWARE             MIDCAP         RESPONSIBLE
                       GLOBAL            VIP REIT             STOCK             GROWTH          DREYFUS VIF
   EMERGING         POST-VENTURE         SERIES -          PORTFOLIO -       FUND, INC. -       APPRECIATION
    MARKETS           CAPITAL            STANDARD            SERVICE           SERVICE           PORTFOLIO -
   PORTFOLIO          PORTFOLIO           CLASS              SHARES             SHARES         INITIAL SHARES
   ---------        ------------         --------          -----------       ------------      --------------
   $     --           $     --           $     --           $    973           $     --           $  8,800
   --------           --------           --------           --------           --------           --------

        252                140              3,528              3,149                 84              3,252
         20                 11                325                240                  7                280
   --------           --------           --------           --------           --------           --------

        272                151              3,853              3,389                 91              3,532
   --------           --------           --------           --------           --------           --------

       (272)              (151)            (3,853)            (2,416)               (91)             5,268
   --------           --------           --------           --------           --------           --------

         --                 --                 --                 --                 --                 --
         37                105                487                428                  4                485
   --------           --------           --------           --------           --------           --------

         37                105                487                428                  4                485
   --------           --------           --------           --------           --------           --------

      5,692              2,955             74,082             42,849              1,702             46,248
   --------           --------           --------           --------           --------           --------

   $  5,457           $  2,909           $ 70,716           $ 40,861           $  1,615           $ 52,001
   ========           ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                             FRANKLIN
                                                                              RISING                                  MUTUAL
                                                       DREYFUS VIF           DIVIDENDS           FRANKLIN             SHARES
                                                        DEVELOPING          SECURITIES           SMALL CAP          SECURITIES
                                                         LEADERS              FUND -              FUND -              FUND -
                                                       PORTFOLIO -            CLASS 2            CLASS 2             CLASS 2
                                                      INITIAL SHARES          SHARES              SHARES              SHARES
                                                      --------------        ----------           ---------          ----------
INVESTMENT INCOME:
  Dividends ...................................          $     288           $      89           $      --           $      58
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              6,135              12,531               5,230               3,667
  Administrative fees .........................                513               1,004                 428                 287
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              6,648              13,535               5,658               3,954
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (6,360)            (13,446)             (5,658)             (3,896)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                 289                  --                  --
    Realized gain (loss) on sale of investments                411                 308               2,805                 161
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................                411                 597               2,805                 161
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             99,913             198,731              86,809              60,589
                                                         ---------           ---------           ---------           ---------

Net increase (decrease) in net assets
  resulting from operations ...................          $  93,964           $ 185,882           $  83,956           $  56,854
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                   SALOMON             SALOMON
    TEMPLETON                                                                      BROTHERS            BROTHERS
   DEVELOPING          TEMPLETON           TEMPLETON                               VARIABLE            VARIABLE
     MARKETS            FOREIGN              GROWTH                                EMERGING            EMERGING
   SECURITIES          SECURITIES          SECURITIES        EQUITY INDEX           GROWTH              GROWTH
     FUND -              FUND -              FUND -           PORTFOLIO -           FUND -              FUND -
     CLASS 2            CLASS 2             CLASS 2             CLASS II           CLASS I             CLASS II
     SHARES              SHARES              SHARES             SHARES              SHARES              SHARES
   ----------          ----------          ----------        ------------         ---------           ---------
   $      70           $      85           $      64           $  14,629          $      --           $      --
   ---------           ---------           ---------           ---------          ---------           ---------

         807               4,257               3,470               7,612              2,690               8,653
          66                 379                 311                 653                249                 725
   ---------           ---------           ---------           ---------          ---------           ---------

         873               4,636               3,781               8,265              2,939               9,378
   ---------           ---------           ---------           ---------          ---------           ---------

        (803)             (4,551)             (3,717)              6,364             (2,939)             (9,378)
   ---------           ---------           ---------           ---------          ---------           ---------

          --                  --                  --                  --                 --                  --
          32                 190                 492               1,227                161               1,518
   ---------           ---------           ---------           ---------          ---------           ---------

          32                 190                 492               1,227                161               1,518
   ---------           ---------           ---------           ---------          ---------           ---------

      26,267             105,700              83,356             119,511             55,732             151,573
   ---------           ---------           ---------           ---------          ---------           ---------

   $  25,496           $ 101,339           $  80,131           $ 127,102          $  52,954           $ 143,713
   =========           =========           =========           =========          =========           =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                         SALOMON
                                                         BROTHERS
                                                         VARIABLE
                                                        GROWTH &                                              GLOBAL LIFE
                                                          INCOME                              BALANCED          SCIENCES
                                                          FUND -            INVESCO         PORTFOLIO -       PORTFOLIO -
                                                         CLASS I              VIF -            SERVICE          SERVICE
                                                          SHARES         UTILITIES FUND        SHARES            SHARES
                                                        ---------        --------------     -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $  1,155           $    853          $  4,704          $     --
                                                         --------           --------          --------          --------

EXPENSES:
  Insurance charges ...........................             2,348                391             2,603             1,147
  Administrative fees .........................               192                 32               216                92
                                                         --------           --------          --------          --------

    Total expenses ............................             2,540                423             2,819             1,239
                                                         --------           --------          --------          --------

      Net investment income (loss) ............            (1,385)               430             1,885            (1,239)
                                                         --------           --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                --                --
    Realized gain (loss) on sale of investments               716                 45               183               139
                                                         --------           --------          --------          --------

      Realized gain (loss) ....................               716                 45               183               139
                                                         --------           --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            37,756              5,608            22,610            14,960
                                                         --------           --------          --------          --------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 37,087           $  6,083          $ 24,678          $ 13,860
                                                         ========           ========          ========          ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                              OPPENHEIMER
    GLOBAL            WORLDWIDE                                                                  CAPITAL
  TECHNOLOGY            GROWTH            LAZARD            GROWTH                            APPRECIATION
  PORTFOLIO -        PORTFOLIO -        RETIREMENT            AND            MID-CAP           FUND/VA -
    SERVICE            SERVICE          SMALL CAP            INCOME           VALUE             SERVICE
    SHARES             SHARES            PORTFOLIO         PORTFOLIO         PORTFOLIO           SHARES
  -----------        -----------        ----------         ---------         ---------        ------------
   $     --           $    575           $     --           $  2,976          $  2,554          $     --
   --------           --------           --------           --------          --------          --------

      1,802              1,287              2,320              1,964             2,340             5,511
        137                102                179                160               194               468
   --------           --------           --------           --------          --------          --------

      1,939              1,389              2,499              2,124             2,534             5,979
   --------           --------           --------           --------          --------          --------

     (1,939)              (814)            (2,499)               852                20            (5,979)
   --------           --------           --------           --------          --------          --------

         --                 --                 --                 --             5,281                --
        211                 33                270                220               344             2,954
   --------           --------           --------           --------          --------          --------

        211                 33                270                220             5,625             2,954
   --------           --------           --------           --------          --------          --------

     31,897             20,990             42,800             40,427            43,886            97,526
   --------           --------           --------           --------          --------          --------

   $ 30,169           $ 20,209           $ 40,571           $ 41,499          $ 49,531          $ 94,501
   ========           ========           ========           ========          ========          ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                      PIONEER
                                                        OPPENHEIMER                                                   AMERICA
                                                          GLOBAL                                                       INCOME
                                                        SECURITIES          REAL RETURN         TOTAL RETURN            VCT
                                                         FUND/VA -           PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
                                                          SERVICE          ADMINISTRATIVE      ADMINISTRATIVE         CLASS II
                                                          SHARES                CLASS              CLASS               SHARES
                                                        -----------        --------------      --------------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $   1,527           $  19,371           $  23,674
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              3,530               4,351              13,701               9,473
  Administrative fees .........................                308                 351               1,165                 823
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              3,838               4,702              14,866              10,296
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (3,838)             (3,175)              4,505              13,378
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              11,582              17,140                  --
    Realized gain (loss) on sale of investments              1,069                (170)             (2,042)             (1,091)
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................              1,069              11,412              15,098              (1,091)
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            111,452                 931               5,422              (1,789)
                                                         ---------           ---------           ---------           ---------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 108,683           $   9,168           $  25,025           $  10,498
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                       PIONEER            PIONEER                                                     PIONEER
    PIONEER            EMERGING            EQUITY             PIONEER                                  GROWTH
   BALANCED            MARKETS             INCOME             EUROPE              PIONEER              SHARES
      VCT                VCT                VCT                 VCT               FUND VCT              VCT
  PORTFOLIO -        PORTFOLIO -         PORTFOLIO -        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
    CLASS II           CLASS II           CLASS II            CLASS II            CLASS II            CLASS II
    SHARES              SHARES             SHARES              SHARES              SHARES              SHARES
  -----------        -----------         -----------        -----------         -----------         -----------
   $  16,757          $       3           $  18,753          $      --           $  12,689           $      --
   ---------          ---------           ---------          ---------           ---------           ---------

      11,173              1,626              11,263                794              15,576               9,273
         905                143                 968                 65               1,418                 821
   ---------          ---------           ---------          ---------           ---------           ---------

      12,078              1,769              12,231                859              16,994              10,094
   ---------          ---------           ---------          ---------           ---------           ---------

       4,679             (1,766)              6,522               (859)             (4,305)            (10,094)
   ---------          ---------           ---------          ---------           ---------           ---------

          --                 --                  --                 --                  --                  --
           6              1,413                 748                 53                 (54)              3,808
   ---------          ---------           ---------          ---------           ---------           ---------

           6              1,413                 748                 53                 (54)              3,808
   ---------          ---------           ---------          ---------           ---------           ---------

     114,549             63,409             205,917             20,277             314,045             106,978
   ---------          ---------           ---------          ---------           ---------           ---------

   $ 119,234          $  63,056           $ 213,187          $  19,471           $ 309,686           $ 100,692
   =========          =========           =========          =========           =========           =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                     PIONEER
                                                                              PIONEER            PIONEER           REAL ESTATE
                                                       PIONEER HIGH        INTERNATIONAL         MID CAP             SHARES
                                                         YIELD VCT            VALUE VCT         VALUE VCT              VCT
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                         CLASS II             CLASS II           CLASS II            CLASS II
                                                           SHARES              SHARES             SHARES              SHARES
                                                       ------------        -------------        -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $ 218,886           $      --           $      --           $  23,965
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             62,174               1,589              10,578               6,219
  Administrative fees .........................              5,471                 152                 880                 523
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             67,645               1,741              11,458               6,742
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............            151,241              (1,741)            (11,458)             17,223
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (17,718)                401               8,429                 794
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................            (17,718)                401               8,429                 794
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            518,661              54,475             241,551              82,824
                                                         ---------           ---------           ---------           ---------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 652,184           $  53,135           $ 238,522           $ 100,841
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                       PIONEER              PIONEER
    PIONEER             SMALL              STRATEGIC
   SMALL CAP           COMPANY               INCOME            PIONEER            PUTNAM VT           PUTNAM VT
   VALUE VCT             VCT                  VCT               VALUE           INTERNATIONAL         SMALL CAP
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -      VCT PORTFOLIO -      EQUITY FUND -        VALUE FUND -
    CLASS II           CLASS II             CLASS II           CLASS II            CLASS IB            CLASS IB
     SHARES             SHARES               SHARES            SHARES               SHARES              SHARES
  -----------         -----------         -----------      ---------------      -------------        ------------
   $      --           $      --           $  39,743          $      --           $      --           $      --
   ---------           ---------           ---------          ---------           ---------           ---------

       7,326               2,270              12,061              2,673                 741               4,450
         634                 184               1,043                237                  58                 403
   ---------           ---------           ---------          ---------           ---------           ---------

       7,960               2,454              13,104              2,910                 799               4,853
   ---------           ---------           ---------          ---------           ---------           ---------

      (7,960)             (2,454)             26,639             (2,910)               (799)             (4,853)
   ---------           ---------           ---------          ---------           ---------           ---------

          --                  --                  --                 --                  --                  --
       1,256               1,270               1,299              1,021                  25               2,160
   ---------           ---------           ---------          ---------           ---------           ---------

       1,256               1,270               1,299              1,021                  25               2,160
   ---------           ---------           ---------          ---------           ---------           ---------

     158,195              32,518              81,001             54,889              16,544             128,722
   ---------           ---------           ---------          ---------           ---------           ---------

   $ 151,491           $  31,334           $ 108,939          $  53,000           $  15,770           $ 126,029
   =========           =========           =========          =========           =========           =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                              LARGE CAP          SMALL CAP
                                                          ALL CAP          INVESTORS            GROWTH             GROWTH
                                                          FUND -             FUND -             FUND -             FUND -
                                                          CLASS I            CLASS I           CLASS I            CLASS I
                                                         --------          ---------          ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................          $  1,005           $  9,235          $     19           $     --
                                                         --------           --------          --------           --------

EXPENSES:
  Insurance charges ...........................             2,425              3,390             1,553              2,785
  Administrative fees .........................               210                277               137                226
                                                         --------           --------          --------           --------

    Total expenses ............................             2,635              3,667             1,690              3,011
                                                         --------           --------          --------           --------

      Net investment income (loss) ............            (1,630)             5,568            (1,671)            (3,011)
                                                         --------           --------          --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                --                 --
    Realized gain (loss) on sale of investments               128                758               228                203
                                                         --------           --------          --------           --------

      Realized gain (loss) ....................               128                758               228                203
                                                         --------           --------          --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            50,989             63,197            31,385             67,096
                                                         --------           --------          --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 49,487           $ 69,523          $ 29,942           $ 64,288
                                                         ========           ========          ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                    SCUDDER REAL           21ST
     TOTAL             ESTATE            CENTURY            CAPITAL              GLOBAL            GROWTH
    RETURN           SECURITIES           GROWTH            GROWTH             DISCOVERY         AND INCOME
     FUND -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -         PORTFOLIO -       PORTFOLIO -
   CLASS II            CLASS B           CLASS B            CLASS B             CLASS B            CLASS B
   --------         -----------        -----------        -----------         -----------       -----------
   $  4,732           $     --           $     --           $     --           $     --           $     --
   --------           --------           --------           --------           --------           --------

      7,041              2,183                304              1,260              1,259              2,177
        603                174                 24                103                103                164
   --------           --------           --------           --------           --------           --------

      7,644              2,357                328              1,363              1,362              2,341
   --------           --------           --------           --------           --------           --------

     (2,912)            (2,357)              (328)            (1,363)            (1,362)            (2,341)
   --------           --------           --------           --------           --------           --------

     20,998                 --                 --                 --                 --                 --
      1,060                264                  4                 39                 59                297
   --------           --------           --------           --------           --------           --------

     22,058                264                  4                 39                 59                297
   --------           --------           --------           --------           --------           --------

     64,997             35,308              2,303             17,362             32,044             32,386
   --------           --------           --------           --------           --------           --------

   $ 84,143           $ 33,215           $  1,979           $ 16,038           $ 30,741           $ 30,342
   ========           ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                              SCUDDER
                                                          HEALTH                             AGGRESSIVE           SCUDDER
                                                         SCIENCES        INTERNATIONAL         GROWTH            BLUE CHIP
                                                        PORTFOLIO -       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                          CLASS B            CLASS B           CLASS B            CLASS B
                                                        -----------      -------------       -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $     --           $     --           $     --
                                                         --------           --------           --------           --------

EXPENSES:
  Insurance charges ...........................             2,609                835                893              3,069
  Administrative fees .........................               196                 66                 70                236
                                                         --------           --------           --------           --------

    Total expenses ............................             2,805                901                963              3,305
                                                         --------           --------           --------           --------

      Net investment income (loss) ............            (2,805)              (901)              (963)            (3,305)
                                                         --------           --------           --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments               217                244                 59                581
                                                         --------           --------           --------           --------

      Realized gain (loss) ....................               217                244                 59                581
                                                         --------           --------           --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            37,229             21,754              8,256             53,507
                                                         --------           --------           --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 34,641           $ 21,097           $  7,352           $ 50,783
                                                         ========           ========           ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

   SCUDDER             SCUDDER           SCUDDER             SCUDDER
 CONTRARIAN             FIXED          GLOBAL BLUE         GOVERNMENT          SCUDDER            SCUDDER
    VALUE               INCOME             CHIP            SECURITIES           GROWTH          HIGH INCOME
 PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
    CLASS B            CLASS B            CLASS B            CLASS B           CLASS B            CLASS B
 -----------         -----------       ------------        -----------       -----------        -----------
   $     --           $     --           $     --           $     --           $     --           $     --
   --------           --------           --------           --------           --------           --------

      4,160              5,608                692              1,692              1,425              5,070
        324                441                 57                133                107                408
   --------           --------           --------           --------           --------           --------

      4,484              6,049                749              1,825              1,532              5,478
   --------           --------           --------           --------           --------           --------

     (4,484)            (6,049)              (749)            (1,825)            (1,532)            (5,478)
   --------           --------           --------           --------           --------           --------

         --                 --                 --                 --                 --                 --
        294                193                 19                 (4)                24                436
   --------           --------           --------           --------           --------           --------

        294                193                 19                 (4)                24                436
   --------           --------           --------           --------           --------           --------

     93,031             19,297             16,713              4,860             16,132             66,740
   --------           --------           --------           --------           --------           --------

   $ 88,841           $ 13,441           $ 15,983           $  3,031           $ 14,624           $ 61,698
   ========           ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                         SCUDDER            SCUDDER            SCUDDER            SCUDDER
                                                      INTERNATIONAL          MONEY            SMALL CAP          STRATEGIC
                                                      SELECT EQUITY          MARKET             GROWTH             INCOME
                                                       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                                         CLASS B            CLASS B            CLASS B            CLASS B
                                                      -------------        -----------        -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $  1,288           $     --           $     --
                                                         --------           --------           --------           --------

EXPENSES:
  Insurance charges ...........................             2,325              8,578              1,547              2,506
  Administrative fees .........................               184                649                124                198
                                                         --------           --------           --------           --------

    Total expenses ............................             2,509              9,227              1,671              2,704
                                                         --------           --------           --------           --------

      Net investment income (loss) ............            (2,509)            (7,939)            (1,671)            (2,704)
                                                         --------           --------           --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments               200                 --                (21)               118
                                                         --------           --------           --------           --------

      Realized gain (loss) ....................               200                 --                (21)               118
                                                         --------           --------           --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            58,360                 --             13,935             14,268
                                                         --------           --------           --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 56,051           $ (7,939)          $ 12,243           $ 11,682
                                                         ========           ========           ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                               SVS                SVS                SVS
    SCUDDER                              SVS DAVIS           DREMAN              DREMAN             DREMAN
   TECHNOLOGY         SCUDDER             VENTURE          FINANCIAL          HIGH RETURN         SMALL CAP
     GROWTH         TOTAL RETURN           VALUE            SERVICES            EQUITY              VALUE
  PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
    CLASS B           CLASS B             CLASS B            CLASS B            CLASS B            CLASS B
  -----------       ------------        -----------        -----------        -----------        -----------
   $     --           $     --           $     --           $     --           $     --           $     --
   --------           --------           --------           --------           --------           --------

      2,807              1,433              3,183              1,663              3,524              3,476
        214                117                262                123                282                273
   --------           --------           --------           --------           --------           --------

      3,021              1,550              3,445              1,786              3,806              3,749
   --------           --------           --------           --------           --------           --------

     (3,021)            (1,550)            (3,445)            (1,786)            (3,806)            (3,749)
   --------           --------           --------           --------           --------           --------

         --                 --                 --                 --                 --                 --
        757                (25)                92                412               (207)               715
   --------           --------           --------           --------           --------           --------

        757                (25)                92                412               (207)               715
   --------           --------           --------           --------           --------           --------

     49,645             13,609             77,587             26,095             81,732             90,516
   --------           --------           --------           --------           --------           --------

   $ 47,381           $ 12,034           $ 74,234           $ 24,721           $ 77,719           $ 87,482
   ========           ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                        SVS EAGLE                                                    SVS
                                                         FOCUSED            SVS FOCUS                              INVESCO
                                                        LARGE CAP            VALUE &             SVS               DYNAMIC
                                                         GROWTH               GROWTH          INDEX 500             GROWTH
                                                       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                         CLASS B             CLASS B           CLASS B             CLASS B
                                                       -----------         -----------        -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $     --           $     --           $     --
                                                         --------           --------           --------           --------

EXPENSES:
  Insurance charges ...........................             2,191                296              1,298                355
  Administrative fees .........................               161                 23                103                 30
                                                         --------           --------           --------           --------

    Total expenses ............................             2,352                319              1,401                385
                                                         --------           --------           --------           --------

      Net investment income (loss) ............            (2,352)              (319)            (1,401)              (385)
                                                         --------           --------           --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments               336                 15                161                 22
                                                         --------           --------           --------           --------

      Realized gain (loss) ....................               336                 15                161                 22
                                                         --------           --------           --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            30,785              6,071             25,691              5,933
                                                         --------           --------           --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 28,769           $  5,767           $ 24,451           $  5,570
                                                         ========           ========           ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      SVS                                   SVS                                                     ALGER
     JANUS            SVS JANUS             MFS              SVS OAK             SVS               AMERICAN
     GROWTH             GROWTH           STRATEGIC          STRATEGIC         TURNER MID           BALANCED
   AND INCOME       OPPORTUNITIES          VALUE              EQUITY          CAP GROWTH         PORTFOLIO -
  PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -           CLASS S
    CLASS B            CLASS B            CLASS B            CLASS B            CLASS B             SHARES
  -----------       -------------       -----------        -----------       -----------         -----------
   $     --           $     --           $     --           $     --           $     --           $     --
   --------           --------           --------           --------           --------           --------

      1,828                562              1,679              1,003              1,046              3,999
        146                 48                135                 82                 81                296
   --------           --------           --------           --------           --------           --------

      1,974                610              1,814              1,085              1,127              4,295
   --------           --------           --------           --------           --------           --------

     (1,974)              (610)            (1,814)            (1,085)            (1,127)            (4,295)
   --------           --------           --------           --------           --------           --------

         --                 --                 --                 --                 --                 --
        147                 21                (69)                27                 24              7,899
   --------           --------           --------           --------           --------           --------

        147                 21                (69)                27                 24              7,899
   --------           --------           --------           --------           --------           --------

     34,728             10,236             30,383             15,597             13,770             31,781
   --------           --------           --------           --------           --------           --------

   $ 32,901           $  9,647           $ 28,500           $ 14,539           $ 12,667           $ 35,385
   ========           ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                           ALGER
                                                         AMERICAN
                                                         LEVERAGED
                                                          ALLCAP                            DISCIPLINED
                                                        PORTFOLIO -       CONVERTIBLE         MID CAP              EQUITY
                                                          CLASS S          SECURITIES          STOCK               INCOME
                                                          SHARES           PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                        -----------       -----------       -----------          ---------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $ 15,339          $  1,154           $ 10,584
                                                         --------           --------          --------           --------

EXPENSES:
  Insurance charges ...........................               836              2,219             2,027              6,382
  Administrative fees .........................                67                185               179                542
                                                         --------           --------          --------           --------

    Total expenses ............................               903              2,404             2,206              6,924
                                                         --------           --------          --------           --------

      Net investment income (loss) ............              (903)            12,935            (1,052)             3,660
                                                         --------           --------          --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                --                 --
    Realized gain (loss) on sale of investments            (1,005)               740               (59)               105
                                                         --------           --------          --------           --------

      Realized gain (loss) ....................            (1,005)               740               (59)               105
                                                         --------           --------          --------           --------

    Change in unrealized gain (loss)
      on investments ..........................             9,915             13,014            39,436            104,981
                                                         --------           --------          --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $  8,007           $ 26,689          $ 38,325           $108,746
                                                         ========           ========          ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                              MERRILL
                                                           LAZARD              LYNCH             MFS
   FEDERATED         FEDERATED                          INTERNATIONAL        LARGE CAP         EMERGING
   HIGH YIELD          STOCK           LARGE CAP            STOCK               CORE            GROWTH
   PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
   ----------        ---------         ---------        -------------        ---------         ---------
   $ 35,284           $  1,170          $  1,913           $  1,901          $    904          $     --
   --------           --------          --------           --------          --------          --------

      2,741                437             2,969                635               525             1,122
        250                 35               266                 57                47                95
   --------           --------          --------           --------          --------          --------

      2,991                472             3,235                692               572             1,217
   --------           --------          --------           --------          --------          --------

     32,293                698            (1,322)             1,209               332            (1,217)
   --------           --------          --------           --------          --------          --------

         --                 --                --                 --                --                --
        718                 61               303                 49                13                18
   --------           --------          --------           --------          --------          --------

        718                 61               303                 49                13                18
   --------           --------          --------           --------          --------          --------

     (4,004)             7,482            43,926             12,591             7,037            13,015
   --------           --------          --------           --------          --------          --------

   $ 29,007           $  8,241          $ 42,907           $ 13,849          $  7,382          $ 11,816
   ========           ========          ========           ========          ========          ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                              TRAVELERS            AIM
                                                          MFS MID            PIONEER           QUALITY           CAPITAL
                                                        CAP GROWTH             FUND              BOND          APPRECIATION
                                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                        ----------          ---------         ---------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $  1,174          $ 90,364           $     --
                                                         --------           --------          --------           --------

EXPENSES:
  Insurance charges ...........................             2,223                497             9,413              1,758
  Administrative fees .........................               183                 40               870                146
                                                         --------           --------          --------           --------

    Total expenses ............................             2,406                537            10,283              1,904
                                                         --------           --------          --------           --------

      Net investment income (loss) ............            (2,406)               637            80,081             (1,904)
                                                         --------           --------          --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --               924                 --
    Realized gain (loss) on sale of investments               820                 19              (116)                67
                                                         --------           --------          --------           --------

      Realized gain (loss) ....................               820                 19               808                 67
                                                         --------           --------          --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            28,970              6,985           (58,065)            26,669
                                                         --------           --------          --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 27,384           $  7,641          $ 22,824           $ 24,832
                                                         ========           ========          ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                        SB
                    ADJUSTABLE
                       RATE
                      INCOME                               COMSTOCK           ENTERPRISE       CONTRAFUND(R)
  MFS TOTAL         PORTFOLIO -        STRATEGIC          PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
    RETURN            CLASS I            EQUITY            CLASS II            CLASS II          SERVICE
  PORTFOLIO           SHARES           PORTFOLIO            SHARES              SHARES           CLASS 2
  ---------         -----------        ---------          -----------        -----------       -------------
   $ 77,467          $  1,124           $     --           $     --           $     --           $     --
   --------          --------           --------           --------           --------           --------

     13,737               436              3,070              3,109                741              4,567
      1,127                35                266                265                 60                367
   --------          --------           --------           --------           --------           --------

     14,864               471              3,336              3,374                801              4,934
   --------          --------           --------           --------           --------           --------

     62,603               653             (3,336)            (3,374)              (801)            (4,934)
   --------          --------           --------           --------           --------           --------

   --------          --------           --------           --------           --------           --------
        251                --                624                542                 65                 68
   --------          --------           --------           --------           --------           --------

        251                --                624                542                 65                 68
   --------          --------           --------           --------           --------           --------

    110,713              (601)            49,028             67,581             11,359             79,677
   --------          --------           --------           --------           --------           --------

   $173,567          $     52           $ 46,316           $ 64,749           $ 10,623           $ 74,811
   ========          ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                           DYNAMIC
                                                           CAPITAL
                                                        APPRECIATION           MID CAP
                                                         PORTFOLIO -         PORTFOLIO -
                                                           SERVICE             SERVICE
                                                           CLASS 2             CLASS 2              COMBINED
                                                        ------------         -----------           ----------
INVESTMENT INCOME:
  Dividends ...................................          $       --           $       --           $  703,080
                                                         ----------           ----------           ----------

EXPENSES:
  Insurance charges ...........................                 382                3,497              508,529
  Administrative fees .........................                  32                  303               43,093
                                                         ----------           ----------           ----------

    Total expenses ............................                 414                3,800              551,622
                                                         ----------           ----------           ----------

      Net investment income (loss) ............                (414)              (3,800)             151,458
                                                         ----------           ----------           ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --               62,727
    Realized gain (loss) on sale of investments                  (3)               1,420               46,831
                                                         ----------           ----------           ----------

      Realized gain (loss) ....................                  (3)               1,420              109,558
                                                         ----------           ----------           ----------

    Change in unrealized gain (loss)
      on investments ..........................               5,417               91,498            6,739,619
                                                         ----------           ----------           ----------

Net increase (decrease) in net assets
  resulting from operations ...................          $    5,000           $   89,118           $7,000,635
                                                         ==========           ==========           ==========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                   AIM V.I.
                                                                                              AIM V.I.             MID CAP
                                                                                              CAPITAL                CORE
                                                     CAPITAL              MONEY             APPRECIATION            EQUITY
                                                  APPRECIATION            MARKET               FUND -               FUND -
                                                      FUND              PORTFOLIO            SERIES II            SERIES II
                                                  ------------         -----------          ------------         -----------
OPERATIONS:
  Net investment income (loss) ..........         $    (1,681)         $   (15,098)         $    (6,545)         $    (5,766)
  Realized gain (loss) ..................                  95                   --                3,968                7,930
  Change in unrealized gain (loss)
    on investments ......................              28,445                   --               98,960               71,452
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........              26,859              (15,098)              96,383               73,616
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........             310,946            7,838,561            1,493,850              995,567
  Participant transfers from other
    funding options .....................               8,376            1,803,604              103,301              108,145
  Administrative charges ................                  (9)                 (77)                 (15)                  (9)
  Contract surrenders ...................                  --              (31,023)             (23,898)             (12,702)
  Participant transfers to other
    funding options .....................                (273)          (4,892,990)             (64,070)              (3,479)
  Other payments to participants ........                  --              (50,483)                  --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             319,040            4,667,592            1,509,168            1,087,522
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets             345,899            4,652,494            1,605,551            1,161,138

NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $   345,899          $ 4,652,494          $ 1,605,551          $ 1,161,138
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                               ALLIANCEBERNSTEIN         GLOBAL
                                                    PREMIER              GROWTH               GROWTH            GROWTH-INCOME
                                                    GROWTH               FUND -               FUND -                FUND -
                                                  PORTFOLIO -           CLASS 2               CLASS 2               CLASS 2
                                                    CLASS B              SHARES               SHARES                SHARES
                                               -----------------       -----------          -----------         -------------
OPERATIONS:
  Net investment income (loss) ..........         $    (2,294)         $    (6,689)         $   (11,745)         $     7,270
  Realized gain (loss) ..................                 918                  282                2,930                  151
  Change in unrealized gain (loss)
    on investments ......................              24,538              150,137              239,567              263,848
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........              23,162              143,730              230,752              271,269
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........             169,966              981,364            2,384,741            2,557,600
  Participant transfers from other
    funding options .....................             253,229              130,839              273,786              320,208
  Administrative charges ................                  (5)                 (16)                 (44)                 (33)
  Contract surrenders ...................                  --                   --               (1,517)              (2,101)
  Participant transfers to other
    funding options .....................                  --               (8,964)             (76,743)              (7,337)
  Other payments to participants ........                  --                5,816                5,816               11,633
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             423,190            1,109,039            2,586,039            2,879,970
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets             446,352            1,252,769            2,816,791            3,151,239

NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $   446,352          $ 1,252,769          $ 2,816,791          $ 3,151,239
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                               DREYFUS
                                                             DREYFUS           SOCIALLY
                                          DELAWARE           MIDCAP           RESPONSIBLE
                        GLOBAL            VIP REIT            STOCK             GROWTH          DREYFUS VIF
   EMERGING          POST-VENTURE         SERIES -         PORTFOLIO -       FUND, INC. -       APPRECIATION
    MARKETS            CAPITAL            STANDARD           SERVICE            SERVICE         PORTFOLIO -
   PORTFOLIO           PORTFOLIO            CLASS             SHARES            SHARES         INITIAL SHARES
   ---------         ------------        ---------         -----------       ------------      --------------
   $    (272)         $    (151)         $  (3,853)         $  (2,416)         $     (91)         $   5,268
          37                105                487                428                  4                485

       5,692              2,955             74,082             42,849              1,702             46,248
   ---------          ---------          ---------          ---------          ---------          ---------

       5,457              2,909             70,716             40,861              1,615             52,001
   ---------          ---------          ---------          ---------          ---------          ---------

      54,583             24,080            591,645            796,837             17,209            415,771

       3,177              6,884            184,470             64,413                993            249,303
          (1)                (1)               (29)                (6)                --                (14)
         (21)                --                 --             (1,363)                --                (80)

        (261)              (160)            (3,588)            (2,272)                --                 (9)
          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------

      57,477             30,803            772,498            857,609             18,202            664,971
   ---------          ---------          ---------          ---------          ---------          ---------

      62,934             33,712            843,214            898,470             19,817            716,972

          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------
   $  62,934          $  33,712          $ 843,214          $ 898,470          $  19,817          $ 716,972
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                         FRANKLIN
                                                                          RISING                                   MUTUAL
                                                   DREYFUS VIF           DIVIDENDS            FRANKLIN             SHARES
                                                    DEVELOPING          SECURITIES           SMALL CAP           SECURITIES
                                                     LEADERS              FUND -               FUND -              FUND -
                                                   PORTFOLIO -           CLASS 2              CLASS 2              CLASS 2
                                                 INITIAL SHARES           SHARES               SHARES              SHARES
                                                 --------------        -----------          -----------          -----------
OPERATIONS:
  Net investment income (loss) ..........         $    (6,360)         $   (13,446)         $    (5,658)         $    (3,896)
  Realized gain (loss) ..................                 411                  597                2,805                  161
  Change in unrealized gain (loss)
    on investments ......................              99,913              198,731               86,809               60,589
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........              93,964              185,882               83,956               56,854
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........             956,547            2,446,554            1,150,169              602,459
  Participant transfers from other
    funding options .....................              93,167              464,545              223,728               49,390
  Administrative charges ................                 (30)                 (19)                 (18)                  (9)
  Contract surrenders ...................                  --              (38,648)             (74,765)                (560)
  Participant transfers to other
    funding options .....................              (1,580)             (19,610)             (42,337)                (719)
  Other payments to participants ........                  --              (15,115)                  --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           1,048,104            2,837,707            1,256,777              650,561
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets           1,142,068            3,023,589            1,340,733              707,415

NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $ 1,142,068          $ 3,023,589          $ 1,340,733          $   707,415
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                              SALOMON
     TEMPLETON                                                                          SALOMON              BROTHERS
    DEVELOPING           TEMPLETON            TEMPLETON                                 BROTHERS             VARIABLE
      MARKETS             FOREIGN               GROWTH              EQUITY              VARIABLE             EMERGING
    SECURITIES           SECURITIES           SECURITIES             INDEX              EMERGING              GROWTH
      FUND -               FUND -               FUND -            PORTFOLIO -         GROWTH FUND -           FUND -
      CLASS 2             CLASS 2              CLASS 2              CLASS II            CLASS I              CLASS II
      SHARES              SHARES               SHARES               SHARES               SHARES               SHARES
   -----------          -----------          -----------          -----------         -------------         -----------
   $      (803)         $    (4,551)         $    (3,717)         $     6,364          $    (2,939)         $    (9,378)
            32                  190                  492                1,227                  161                1,518

        26,267              105,700               83,356              119,511               55,732              151,573
   -----------          -----------          -----------          -----------          -----------          -----------

        25,496              101,339               80,131              127,102               52,954              143,713
   -----------          -----------          -----------          -----------          -----------          -----------

       217,378            1,072,651              697,128            1,367,571              622,021            2,213,665

        18,144               99,477              101,275              272,554               23,384              236,209
            (1)                  (8)                 (12)                 (45)                 (11)                 (12)
            --               (5,177)                 (97)             (13,184)                  --              (41,740)

          (710)              (3,803)              (5,717)             (17,917)             (17,657)              (8,094)
            --                   --                   --                   --               11,633                   --
   -----------          -----------          -----------          -----------          -----------          -----------

       234,811            1,163,140              792,577            1,608,979              639,370            2,400,028
   -----------          -----------          -----------          -----------          -----------          -----------

       260,307            1,264,479              872,708            1,736,081              692,324            2,543,741

            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $   260,307          $ 1,264,479          $   872,708          $ 1,736,081          $   692,324          $ 2,543,741
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    SALOMON
                                                   BROTHERS
                                                   VARIABLE
                                                    GROWTH &                                              GLOBAL LIFE
                                                    INCOME                               BALANCED           SCIENCES
                                                    FUND -            INVESCO          PORTFOLIO -        PORTFOLIO -
                                                    CLASS I       VIF - UTILITIES        SERVICE            SERVICE
                                                    SHARES              FUND              SHARES             SHARES
                                                  ---------       ---------------      -----------        -----------
OPERATIONS:
  Net investment income (loss) ..........         $  (1,385)         $     430          $   1,885          $  (1,239)
  Realized gain (loss) ..................               716                 45                183                139
  Change in unrealized gain (loss)
    on investments ......................            37,756              5,608             22,610             14,960
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from operations .........            37,087              6,083             24,678             13,860
                                                  ---------          ---------          ---------          ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........           287,043             50,950            392,114            154,699
  Participant transfers from other
    funding options .....................           147,991             21,725            115,339             24,994
  Administrative charges ................                --                 (1)               (10)                (6)
  Contract surrenders ...................            (3,243)               (60)            (1,294)                --
  Participant transfers to other
    funding options .....................            (2,123)                --            (12,430)              (187)
  Other payments to participants ........                --                 --             11,633                 --
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           429,668             72,614            505,352            179,500
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets           466,755             78,697            530,030            193,360

NET ASSETS:
    Beginning of year ...................                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------
    End of year .........................         $ 466,755          $  78,697          $ 530,030          $ 193,360
                                                  =========          =========          =========          =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     GLOBAL              WORLDWIDE                                                                         OPPENHEIMER
   TECHNOLOGY              GROWTH               LAZARD                                                       CAPITAL
   PORTFOLIO -          PORTFOLIO -           RETIREMENT          GROWTH AND             MID-CAP           APPRECIATION
     SERVICE              SERVICE             SMALL CAP             INCOME                VALUE              FUND/VA -
     SHARES                SHARES             PORTFOLIO            PORTFOLIO            PORTFOLIO         SERVICE SHARES
   -----------          -----------          -----------          -----------          -----------        --------------
   $    (1,939)         $      (814)         $    (2,499)         $       852          $        20          $    (5,979)
           211                   33                  270                  220                5,625                2,954

        31,897               20,990               42,800               40,427               43,886               97,526
   -----------          -----------          -----------          -----------          -----------          -----------

        30,169               20,209               40,571               41,499               49,531               94,501
   -----------          -----------          -----------          -----------          -----------          -----------

       235,108              214,524              440,081              422,569              436,681            1,374,762

         6,728                2,063               60,083               48,567              103,514              149,149
            (5)                  (8)                 (11)                  (1)                 (12)                 (10)
            --                   --               (1,734)              (1,307)                  --              (26,728)

        (2,057)                (766)              (2,368)                 (87)                (661)             (37,027)
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

       239,774              215,813              496,051              469,741              539,522            1,460,146
   -----------          -----------          -----------          -----------          -----------          -----------

       269,943              236,022              536,622              511,240              589,053            1,554,647

            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $   269,943          $   236,022          $   536,622          $   511,240          $   589,053          $ 1,554,647
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                   PIONEER
                                                  OPPENHEIMER                                                      AMERICA
                                                    GLOBAL            REAL RETURN           TOTAL RETURN          INCOME VCT
                                                   SECURITIES         PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
                                                   FUND/VA -         ADMINISTRATIVE        ADMINISTRATIVE          CLASS II
                                                SERVICE SHARES            CLASS                CLASS                SHARES
                                                --------------       --------------        --------------        -----------
OPERATIONS:
  Net investment income (loss) ..........         $    (3,838)         $    (3,175)         $     4,505          $    13,378
  Realized gain (loss) ..................               1,069               11,412               15,098               (1,091)
  Change in unrealized gain (loss)
    on investments ......................             111,452                  931                5,422               (1,789)
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........             108,683                9,168               25,025               10,498
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           1,151,147              585,493            2,251,016            2,034,225
  Participant transfers from other
    funding options .....................             116,729              166,778              368,996              460,662
  Administrative charges ................                  (6)                 (17)                 (67)                 (25)
  Contract surrenders ...................              (6,019)                  --               (6,084)             (12,136)
  Participant transfers to other
    funding options .....................              (3,276)            (102,749)            (212,031)            (181,734)
  Other payments to participants ........                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           1,258,575              649,505            2,401,830            2,300,992
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets           1,367,258              658,673            2,426,855            2,311,490

NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $ 1,367,258          $   658,673          $ 2,426,855          $ 2,311,490
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                           PIONEER              PIONEER                                                        PIONEER
      PIONEER              EMERGING             EQUITY               PIONEER                                   GROWTH
     BALANCED               MARKETS             INCOME               EUROPE               PIONEER              SHARES
        VCT                  VCT                  VCT                  VCT                FUND VCT               VCT
    PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
      CLASS II             CLASS II             CLASS II             CLASS II             CLASS II             CLASS II
      SHARES                SHARES               SHARES               SHARES               SHARES               SHARES
    -----------          -----------          -----------          -----------          -----------          -----------
    $     4,679          $    (1,766)         $     6,522          $      (859)         $    (4,305)         $   (10,094)
              6                1,413                  748                   53                  (54)               3,808

        114,549               63,409              205,917               20,277              314,045              106,978
    -----------          -----------          -----------          -----------          -----------          -----------

        119,234               63,056              213,187               19,471              309,686              100,692
    -----------          -----------          -----------          -----------          -----------          -----------

      2,672,183              426,263            2,741,504              121,229            4,422,067            1,765,531

        149,966              158,202              211,261                2,250              234,352              160,286
            (10)                  (5)                 (15)                  --                  (36)                  (8)
        (21,735)              (5,189)             (10,885)                (144)             (19,121)              (3,244)

        (33,908)              (8,413)             (13,721)                  --              (32,975)                (561)
             --                   --                   --                   --                   --                   --
    -----------          -----------          -----------          -----------          -----------          -----------

      2,766,496              570,858            2,928,144              123,335            4,604,287            1,922,004
    -----------          -----------          -----------          -----------          -----------          -----------

      2,885,730              633,914            3,141,331              142,806            4,913,973            2,022,696

             --                   --                   --                   --                   --                   --
    -----------          -----------          -----------          -----------          -----------          -----------
    $ 2,885,730          $   633,914          $ 3,141,331          $   142,806          $ 4,913,973          $ 2,022,696
    ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     PIONEER              PIONEER                PIONEER              PIONEER
                                                   HIGH YIELD          INTERNATIONAL             MID CAP            REAL ESTATE
                                                       VCT               VALUE VCT               VALUE VCT           SHARES VCT
                                                   PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
                                                     CLASS II             CLASS II               CLASS II             CLASS II
                                                     SHARES                SHARES                 SHARES               SHARES
                                                  ------------         -------------          ------------          ------------
OPERATIONS:
  Net investment income (loss) ..........         $    151,241          $     (1,741)         $    (11,458)         $     17,223
  Realized gain (loss) ..................              (17,718)                  401                 8,429                   794
  Change in unrealized gain (loss)
    on investments ......................              518,661                54,475               241,551                82,824
                                                  ------------          ------------          ------------          ------------

    Net increase (decrease) in net assets
      resulting from operations .........              652,184                53,135               238,522               100,841
                                                  ------------          ------------          ------------          ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           13,120,819               713,367             2,286,860             1,474,997
  Participant transfers from other
    funding options .....................            2,550,185                12,515               486,149               216,850
  Administrative charges ................                 (148)                   (4)                  (15)                  (16)
  Contract surrenders ...................              (56,407)               (4,505)              (19,491)               (3,537)
  Participant transfers to other
    funding options .....................           (1,986,569)               (8,617)             (145,541)              (12,393)
  Other payments to participants ........              (56,695)                   --                    --                (3,892)
                                                  ------------          ------------          ------------          ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           13,571,185               712,756             2,607,962             1,672,009
                                                  ------------          ------------          ------------          ------------

    Net increase (decrease) in net assets           14,223,369               765,891             2,846,484             1,772,850

NET ASSETS:
    Beginning of year ...................                   --                    --                    --                    --
                                                  ------------          ------------          ------------          ------------
    End of year .........................         $ 14,223,369          $    765,891          $  2,846,484          $  1,772,850
                                                  ============          ============          ============          ============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                          PIONEER              PIONEER
     PIONEER               SMALL              STRATEGIC                                                      PUTNAM VT
    SMALL CAP             COMPANY               INCOME              PIONEER            PUTNAM VT             SMALL CAP
    VALUE VCT               VCT                  VCT               VALUE VCT          INTERNATIONAL            VALUE
   PORTFOLIO -           PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         EQUITY FUND -            FUND -
    CLASS II              CLASS II             CLASS II             CLASS II            CLASS IB              CLASS IB
      SHARES               SHARES               SHARES               SHARES              SHARES                SHARES
   -----------          -----------          -----------          -----------          -----------          -----------
   $    (7,960)         $    (2,454)         $    26,639          $    (2,910)         $      (799)         $    (4,853)
         1,256                1,270                1,299                1,021                   25                2,160

       158,195               32,518               81,001               54,889               16,544              128,722
   -----------          -----------          -----------          -----------          -----------          -----------

       151,491               31,334              108,939               53,000               15,770              126,029
   -----------          -----------          -----------          -----------          -----------          -----------

     1,704,850              427,635            2,391,057              679,444              129,930              661,809

       254,645               43,200              310,225              138,084               11,963              104,563
            (8)                  (5)                 (80)                  (7)                  (5)                 (23)
       (18,745)             (15,785)             (17,773)              (2,859)                (383)                (318)

      (134,941)                 (75)            (119,009)             (72,026)                (398)             (16,228)
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

     1,805,801              454,970            2,564,420              742,636              141,107              749,803
   -----------          -----------          -----------          -----------          -----------          -----------

     1,957,292              486,304            2,673,359              795,636              156,877              875,832

            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $ 1,957,292          $   486,304          $ 2,673,359          $   795,636          $   156,877          $   875,832
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                        LARGE CAP            SMALL
                                                                     INVESTORS            GROWTH           CAP GROWTH
                                                    ALL CAP            FUND -             FUND -             FUND -
                                                FUND - CLASS I         CLASS I           CLASS I            CLASS I
                                                --------------       ---------          ---------          ----------
OPERATIONS:
  Net investment income (loss) ..........         $  (1,630)         $   5,568          $  (1,671)         $  (3,011)
  Realized gain (loss) ..................               128                758                228                203
  Change in unrealized gain (loss)
    on investments ......................            50,989             63,197             31,385             67,096
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from operations .........            49,487             69,523             29,942             64,288
                                                  ---------          ---------          ---------          ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........           405,269            497,479            349,494            554,970
  Participant transfers from other
    funding options .....................            62,919            198,385             61,298            113,481
  Administrative charges ................               (10)                (5)                (6)               (13)
  Contract surrenders ...................                --             (1,892)              (214)            (1,190)
  Participant transfers to other
    funding options .....................            (1,560)              (450)            (1,922)            (2,452)
  Other payments to participants ........                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           466,618            693,517            408,650            664,796
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets           516,105            763,040            438,592            729,084

NET ASSETS:
    Beginning of year ...................                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------
    End of year .........................         $ 516,105          $ 763,040          $ 438,592          $ 729,084
                                                  =========          =========          =========          =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                          SCUDDER               21ST
       TOTAL            REAL ESTATE            CENTURY              CAPITAL              GLOBAL             GROWTH AND
      RETURN            SECURITIES             GROWTH               GROWTH             DISCOVERY              INCOME
      FUND -            PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS II             CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
   -----------          -----------          -----------          -----------          -----------          -----------
   $    (2,912)         $    (2,357)         $      (328)         $    (1,363)         $    (1,362)         $    (2,341)
        22,058                  264                    4                   39                   59                  297

        64,997               35,308                2,303               17,362               32,044               32,386
   -----------          -----------          -----------          -----------          -----------          -----------

        84,143               33,215                1,979               16,038               30,741               30,342
   -----------          -----------          -----------          -----------          -----------          -----------

     1,512,217              470,047               76,148              302,665              266,668              408,447

       273,453               88,773                7,716               57,799               47,056               23,515
            (8)                  (6)                  --                   (2)                  (3)                  (6)
       (18,327)              (1,134)                  --                 (117)                 (61)              (1,316)

       (39,704)              (1,983)                  --                 (576)                (850)                (228)
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

     1,727,631              555,697               83,864              359,769              312,810              430,412
   -----------          -----------          -----------          -----------          -----------          -----------

     1,811,774              588,912               85,843              375,807              343,551              460,754

            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $ 1,811,774          $   588,912          $    85,843          $   375,807          $   343,551          $   460,754
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                        SCUDDER
                                                   HEALTH                              AGGRESSIVE           SCUDDER
                                                  SCIENCES         INTERNATIONAL         GROWTH            BLUE CHIP
                                                 PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                   CLASS B            CLASS B            CLASS B            CLASS B
                                                 -----------       ------------        -----------        -----------
OPERATIONS:
  Net investment income (loss) ..........         $  (2,805)         $    (901)         $    (963)         $  (3,305)
  Realized gain (loss) ..................               217                244                 59                581
  Change in unrealized gain (loss)
    on investments ......................            37,229             21,754              8,256             53,507
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from operations .........            34,641             21,097              7,352             50,783
                                                  ---------          ---------          ---------          ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........           483,090            187,992            223,785            540,950
  Participant transfers from other
    funding options .....................            26,266             85,137                823             82,688
  Administrative charges ................                (8)                (1)                --                 (8)
  Contract surrenders ...................            (1,087)              (229)                --             (1,460)
  Participant transfers to other
    funding options .....................              (801)            (1,170)               (18)            (2,068)
  Other payments to participants ........                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           507,460            271,729            224,590            620,102
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets           542,101            292,826            231,942            670,885

NET ASSETS:
    Beginning of year ...................                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------
    End of year .........................         $ 542,101          $ 292,826          $ 231,942          $ 670,885
                                                  =========          =========          =========          =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     SCUDDER                                   SCUDDER              SCUDDER
    CONTRARIAN            SCUDDER              GLOBAL             GOVERNMENT            SCUDDER               SCUDDER
      VALUE             FIXED INCOME          BLUE CHIP           SECURITIES            GROWTH              HIGH INCOME
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B              CLASS B             CLASS B               CLASS B
   -----------          ------------         -----------          -----------          -----------          -----------
   $    (4,484)         $    (6,049)         $      (749)         $    (1,825)         $    (1,532)         $    (5,478)
           294                  193                   19                   (4)                  24                  436

        93,031               19,297               16,713                4,860               16,132               66,740
   -----------          -----------          -----------          -----------          -----------          -----------

        88,841               13,441               15,983                3,031               14,624               61,698
   -----------          -----------          -----------          -----------          -----------          -----------

     1,041,454              949,124              185,257              410,027              259,607              986,894

       101,561              486,990               17,594               73,628               32,592              135,686
            (6)                  (4)                  --                   (2)                  --                   (7)
        (1,814)                (674)                 (50)                (349)                (130)                (636)

        (1,019)             (12,000)                  --                   --                 (533)              (3,617)
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

     1,140,176            1,423,436              202,801              483,304              291,536            1,118,320
   -----------          -----------          -----------          -----------          -----------          -----------

     1,229,017            1,436,877              218,784              486,335              306,160            1,180,018

            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $ 1,229,017          $ 1,436,877          $   218,784          $   486,335          $   306,160          $ 1,180,018
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    SCUDDER                                   SCUDDER              SCUDDER
                                                 INTERNATIONAL          SCUDDER              SMALL CAP            STRATEGIC
                                                 SELECT EQUITY        MONEY MARKET             GROWTH               INCOME
                                                  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                                    CLASS B             CLASS B               CLASS B              CLASS B
                                                 -------------        ------------          -----------          -----------
OPERATIONS:
  Net investment income (loss) ..........         $    (2,509)         $    (7,939)         $    (1,671)         $    (2,704)
  Realized gain (loss) ..................                 200                   --                  (21)                 118
  Change in unrealized gain (loss)
    on investments ......................              58,360                   --               13,935               14,268
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........              56,051               (7,939)              12,243               11,682
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........             418,670            3,273,123              439,124              418,679
  Participant transfers from other
    funding options .....................              61,835                8,607               39,966               82,182
  Administrative charges ................                  (2)                  (5)                  (3)                  (4)
  Contract surrenders ...................                (238)                 (34)                 (66)                (287)
  Participant transfers to other
    funding options .....................              (1,203)            (134,138)                 (71)                  --
  Other payments to participants ........                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             479,062            3,147,553              478,950              500,570
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets             535,113            3,139,614              491,193              512,252

NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $   535,113          $ 3,139,614          $   491,193          $   512,252
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                           SVS
                                                                      SVS                 DREMAN               SVS
     SCUDDER                                  SVS DAVIS             DREMAN                 HIGH               DREMAN
   TECHNOLOGY             SCUDDER              VENTURE             FINANCIAL              RETURN            SMALL CAP
     GROWTH             TOTAL RETURN             VALUE              SERVICES              EQUITY               VALUE
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B               CLASS B             CLASS B              CLASS B             CLASS B
   -----------          -----------          -----------          -----------          -----------          -----------
   $    (3,021)         $    (1,550)         $    (3,445)         $    (1,786)         $    (3,806)         $    (3,749)
           757                  (25)                  92                  412                 (207)                 715

        49,645               13,609               77,587               26,095               81,732               90,516
   -----------          -----------          -----------          -----------          -----------          -----------

        47,381               12,034               74,234               24,721               77,719               87,482
   -----------          -----------          -----------          -----------          -----------          -----------

       505,985              232,896            1,027,398              370,446              723,978              854,042

        28,208              138,572              104,931                4,643              132,766               47,379
           (10)                  (2)                  (1)                  (5)                  (6)                  (7)
        (1,083)              (1,421)                (216)              (1,073)                (385)              (1,396)

        (5,991)                  --               (1,003)              (2,005)              (4,745)              (6,963)
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

       527,109              370,045            1,131,109              372,006              851,608              893,055
   -----------          -----------          -----------          -----------          -----------          -----------

       574,490              382,079            1,205,343              396,727              929,327              980,537

            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $   574,490          $   382,079          $ 1,205,343          $   396,727          $   929,327          $   980,537
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     SVS
                                                    EAGLE              SVS                                    SVS
                                                   FOCUSED             FOCUS                                INVESCO
                                                  LARGE CAP          VALUE &               SVS              DYNAMIC
                                                   GROWTH             GROWTH            INDEX 500            GROWTH
                                                 PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                   CLASS B           CLASS B             CLASS B            CLASS B
                                                 -----------        -----------        -----------        -----------
OPERATIONS:
  Net investment income (loss) ..........         $  (2,352)         $    (319)         $  (1,401)         $    (385)
  Realized gain (loss) ..................               336                 15                161                 22
  Change in unrealized gain (loss)
    on investments ......................            30,785              6,071             25,691              5,933
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from operations .........            28,769              5,767             24,451              5,570
                                                  ---------          ---------          ---------          ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........           373,134             44,956            337,079             92,182
  Participant transfers from other
    funding options .....................           132,958             11,554             25,593              2,742
  Administrative charges ................                (5)                --                 (2)                --
  Contract surrenders ...................            (1,249)               (22)                --               (438)
  Participant transfers to other
    funding options .....................              (308)                (6)              (556)                --
  Other payments to participants ........                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           504,530             56,482            362,114             94,486
                                                  ---------          ---------          ---------          ---------

    Net increase (decrease) in net assets           533,299             62,249            386,565            100,056

NET ASSETS:
    Beginning of year ...................                --                 --                 --                 --
                                                  ---------          ---------          ---------          ---------
    End of year .........................         $ 533,299          $  62,249          $ 386,565          $ 100,056
                                                  =========          =========          =========          =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      SVS                                   SVS                                   SVS               ALGER
     JANUS              SVS                 MFS              SVS OAK             TURNER            AMERICAN
     GROWTH         JANUS GROWTH         STRATEGIC          STRATEGIC           MID CAP            BALANCED
   AND INCOME       OPPORTUNITIES          VALUE             EQUITY              GROWTH          PORTFOLIO -
  PORTFOLIO -       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -           CLASS S
    CLASS B           CLASS B             CLASS B            CLASS B            CLASS B             SHARES
  -----------       -------------       -----------        -----------        -----------        -----------
   $  (1,974)         $    (610)         $  (1,814)         $  (1,085)         $  (1,127)         $  (4,295)
         147                 21                (69)                27                 24              7,899

      34,728             10,236             30,383             15,597             13,770             31,781
   ---------          ---------          ---------          ---------          ---------          ---------

      32,901              9,647             28,500             14,539             12,667             35,385
   ---------          ---------          ---------          ---------          ---------          ---------

     557,733            121,866            381,161            206,671            361,323            733,760

      56,665                 --            101,806             60,724             20,565            445,547
          (1)                (1)                (1)                (2)                (2)                (7)
        (259)                --               (942)              (146)               (49)            (1,416)

        (527)                --               (459)              (259)               (90)          (433,039)
          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------

     613,611            121,865            481,565            266,988            381,747            744,845
   ---------          ---------          ---------          ---------          ---------          ---------

     646,512            131,512            510,065            281,527            394,414            780,230

          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------
   $ 646,512          $ 131,512          $ 510,065          $ 281,527          $ 394,414          $ 780,230
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     ALGER
                                                   AMERICAN
                                                   LEVERAGED
                                                    ALLCAP                                  DISCIPLINED
                                                  PORTFOLIO -          CONVERTIBLE            MID CAP               EQUITY
                                                    CLASS S             SECURITIES             STOCK                INCOME
                                                    SHARES              PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                  -----------          -----------          -----------          -----------
OPERATIONS:
  Net investment income (loss) ..........         $      (903)         $    12,935          $    (1,052)         $     3,660
  Realized gain (loss) ..................              (1,005)                 740                  (59)                 105
  Change in unrealized gain (loss)
    on investments ......................               9,915               13,014               39,436              104,981
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........               8,007               26,689               38,325              108,746
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........             229,540              432,785              366,730            1,113,660
  Participant transfers from other
    funding options .....................              14,472              121,054               50,226              108,171
  Administrative charges ................                  (2)                 (10)                  (7)                 (29)
  Contract surrenders ...................                 (92)                  --                   --               (5,435)
  Participant transfers to other
    funding options .....................             (42,430)              (6,159)              (8,571)                (547)
  Other payments to participants ........                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             201,488              547,670              408,378            1,215,820
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets             209,495              574,359              446,703            1,324,566

NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $   209,495          $   574,359          $   446,703          $ 1,324,566
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                             LAZARD          MERRILL LYNCH           MFS
    FEDERATED         FEDERATED            LARGE          INTERNATIONAL        LARGE CAP           EMERGING
   HIGH YIELD           STOCK               CAP               STOCK              CORE               GROWTH
    PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
   ----------         ---------          ---------        -------------      -------------        ---------
   $  32,293          $     698          $  (1,322)         $   1,209          $     332          $  (1,217)
         718                 61                303                 49                 13                 18

      (4,004)             7,482             43,926             12,591              7,037             13,015
   ---------          ---------          ---------          ---------          ---------          ---------

      29,007              8,241             42,907             13,849              7,382             11,816
   ---------          ---------          ---------          ---------          ---------          ---------

     355,388             41,775            471,531             94,065            129,923            266,305

     163,252             42,139             25,318             12,170             11,905             10,330
         (10)                (6)               (13)                (4)                (3)                (7)
         (97)                --                 --                 --                 --                 --

     (16,840)            (1,831)              (251)              (353)                --                 (5)
          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------

     501,693             82,077            496,585            105,878            141,825            276,623
   ---------          ---------          ---------          ---------          ---------          ---------

     530,700             90,318            539,492            119,727            149,207            288,439

          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------
   $ 530,700          $  90,318          $ 539,492          $ 119,727          $ 149,207          $ 288,439
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      MFS                                   TRAVELERS               AIM
                                                    MID CAP              PIONEER             QUALITY              CAPITAL
                                                     GROWTH                FUND                BOND             APPRECIATION
                                                   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                  -----------          -----------          -----------         ------------
OPERATIONS:
  Net investment income (loss) ..........         $    (2,406)         $       637          $    80,081          $    (1,904)
  Realized gain (loss) ..................                 820                   19                  808                   67
  Change in unrealized gain (loss)
    on investments ......................              28,970                6,985              (58,065)              26,669
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from operations .........              27,384                7,641               22,824               24,832
                                                  -----------          -----------          -----------          -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........             419,473               75,397            1,904,084              288,006
  Participant transfers from other
    funding options .....................              72,263                6,338              195,128               60,678
  Administrative charges ................                  (7)                  (2)                 (64)                  (7)
  Contract surrenders ...................                (215)                  --             (175,625)                (215)
  Participant transfers to other
    funding options .....................                (343)                  (2)             (11,288)              (5,421)
  Other payments to participants ........                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             491,171               81,731            1,912,235              343,041
                                                  -----------          -----------          -----------          -----------

    Net increase (decrease) in net assets             518,555               89,372            1,935,059              367,873

NET ASSETS:
    Beginning of year ...................                  --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
    End of year .........................         $   518,555          $    89,372          $ 1,935,059          $   367,873
                                                  ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                             SB
                         ADJUSTABLE
       MFS              RATE INCOME                                COMSTOCK             ENTERPRISE         CONTRAFUND(R)
      TOTAL             PORTFOLIO -           STRATEGIC           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
      RETURN               CLASS I              EQUITY             CLASS II              CLASS II             SERVICE
    PORTFOLIO              SHARES             PORTFOLIO              SHARES               SHARES              CLASS 2
   -----------          -----------          -----------          -----------          -----------         -------------
   $    62,603          $       653          $    (3,336)         $    (3,374)         $      (801)         $    (4,934)
           251                   --                  624                  542                   65                   68

       110,713                 (601)              49,028               67,581               11,359               79,677
   -----------          -----------          -----------          -----------          -----------          -----------

       173,567                   52               46,316               64,749               10,623               74,811
   -----------          -----------          -----------          -----------          -----------          -----------

     3,014,807              325,101              380,939              586,538              143,502              810,191

       527,607                8,319              186,791               77,795                5,809              105,733
           (47)                  --                  (17)                 (13)                  (2)                 (11)
       (14,945)                  --                 (587)                (661)                  --                   --

       (22,369)                  --                  (23)                (755)                  --               (2,009)
        11,633                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

     3,516,686              333,420              567,103              662,904              149,309              913,904
   -----------          -----------          -----------          -----------          -----------          -----------

     3,690,253              333,472              613,419              727,653              159,932              988,715

            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------
   $ 3,690,253          $   333,472          $   613,419          $   727,653          $   159,932          $   988,715
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      DYNAMIC
                                                      CAPITAL
                                                   APPRECIATION            MID CAP
                                                    PORTFOLIO -          PORTFOLIO -
                                                      SERVICE              SERVICE
                                                      CLASS 2               CLASS 2               COMBINED
                                                  -------------          -------------          -------------
OPERATIONS:
  Net investment income (loss) ..........         $        (414)         $      (3,800)         $     151,458
  Realized gain (loss) ..................                    (3)                 1,420                109,558
  Change in unrealized gain (loss)
    on investments ......................                 5,417                 91,498              6,739,619
                                                  -------------          -------------          -------------

    Net increase (decrease) in net assets
      resulting from operations .........                 5,000                 89,118              7,000,635
                                                  -------------          -------------          -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........                66,591                615,674            109,466,615
  Participant transfers from other
    funding options .....................                18,757                 41,842             17,281,315
  Administrative charges ................                    (2)                   (21)                (1,433)
  Contract surrenders ...................                    --                   (314)              (745,188)
  Participant transfers to other
    funding options .....................                  (355)                (1,121)            (9,104,148)
  Other payments to participants ........                    --                     --                (68,021)
                                                  -------------          -------------          -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..                84,991                656,060            116,829,140
                                                  -------------          -------------          -------------

    Net increase (decrease) in net assets                89,991                745,178            123,829,775

NET ASSETS:
    Beginning of year ...................                    --                     --                     --
                                                  -------------          -------------          -------------
    End of year .........................         $      89,991          $     745,178          $ 123,829,775
                                                  =============          =============          =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Separate Account Twelve is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Twelve includes the Pioneer Annuistar Plus Annuity, Travelers Life & Annuity Portfolio Architect Plus Annuity, and Scudder Advocate Rewards Annuity products.

Participant purchase payments applied to Separate Account Twelve are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account Twelve were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
         Global Post-Venture Capital Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Investment Portfolio, Massachusetts business trust
         Dreyfus MidCap Stock Portfolio - Service Shares
     Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
         Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Equity Index Portfolio - Class II Shares
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Emerging Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     INVESCO Variable Investment Funds, Inc., Maryland business trust
         INVESCO VIF - Utilities Fund
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
         Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio

     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III *
         Merrill Lynch Small Cap Value V.I. Fund - Class III *
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Global Securities Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Real Estate Shares VCT Portfolio - Class II Shares Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Scudder Investments VIT Funds, Massachusetts business trust
         Scudder Real Estate Securities Portfolio - Class B
     Scudder Variable Series I, Massachusetts business trust
         21st Century Growth Portfolio - Class B
         Capital Growth Portfolio - Class B
         Global Discovery Portfolio - Class B
         Growth and Income Portfolio - Class B
         Health Sciences Portfolio - Class B
         International Portfolio - Class B

     Scudder Variable Series II, Massachusetts business trust
         Scudder Aggressive Growth Portfolio - Class B
         Scudder Blue Chip Portfolio - Class B
         Scudder Contrarian Value Portfolio - Class B
         Scudder Fixed Income Portfolio - Class B
         Scudder Global Blue Chip Portfolio - Class B
         Scudder Government Securities Portfolio - Class B
         Scudder Growth Portfolio - Class B
         Scudder High Income Portfolio - Class B
         Scudder International Select Equity Portfolio - Class B
         Scudder Money Market Portfolio - Class B
         Scudder Small Cap Growth Portfolio - Class B
         Scudder Strategic Income Portfolio - Class B
         Scudder Technology Growth Portfolio - Class B
         Scudder Total Return Portfolio - Class B
         SVS Davis Venture Value Portfolio - Class B
         SVS Dreman Financial Services Portfolio - Class B
         SVS Dreman High Return Equity Portfolio - Class B
         SVS Dreman Small Cap Value Portfolio - Class B
         SVS Eagle Focused Large Cap Growth Portfolio - Class B
         SVS Focus Value & Growth Portfolio - Class B
         SVS Index 500 Portfolio - Class B
         SVS INVESCO Dynamic Growth Portfolio - Class B
         SVS Janus Growth And Income Portfolio - Class B
         SVS Janus Growth Opportunities Portfolio - Class B
         SVS MFS Strategic Value Portfolio - Class B
         SVS Oak Strategic Equity Portfolio - Class B
         SVS Turner Mid Cap Growth Portfolio - Class B
     The Alger American Fund, Massachusetts business trust
         Alger American Balanced Portfolio - Class S Shares
         Alger American Leveraged AllCap Portfolio - Class S Shares
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Strategic Equity Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Enterprise Portfolio - Class II Shares
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2

     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Twelve in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Twelve form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Twelve. Separate Account Twelve is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. Separate Account Twelve has adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $126,342,235 and $9,268,860 respectively, for the period ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $117,120,208 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $6,804,080. Gross unrealized depreciation for all investments at December 31, 2003 was $64,461.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Step-Up (SU), and Roll-Up (R).

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TWELVE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                           ---------------------------------------------------------
                                                                                            Optional Features
    Separate Account Charge (1)     Dth                                                     -----------------         Total
     (as identified in Note 4)      Ben  Product                            M&E       ADM     E.S.P.     GMWB         Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.55%        S   Pioneer AnnuiStar Plus            1.40%     0.15%                             1.55%
                                     S   Portfolio Architect Plus          1.40%     0.15%                             1.55%
                                     S   Scudder Advocate Rewards          1.40%     0.15%                             1.55%

Separate Account Charge 1.70%       SU   Pioneer AnnuiStar Plus            1.55%     0.15%                             1.70%
                                    SU   Portfolio Architect Plus          1.55%     0.15%                             1.70%
                                    SU   Scudder Advocate Rewards          1.55%     0.15%                             1.70%

Separate Account Charge 1.75%        S   Pioneer AnnuiStar Plus            1.40%     0.15%     0.20%                   1.75%
                                     S   Portfolio Architect Plus          1.40%     0.15%     0.20%                   1.75%
                                     S   Scudder Advocate Rewards          1.40%     0.15%     0.20%                   1.75%

Separate Account Charge 1.90%       SU   Pioneer AnnuiStar Plus            1.55%     0.15%     0.20%                   1.90%
                                    SU   Portfolio Architect Plus          1.55%     0.15%     0.20%                   1.90%
                                    SU   Scudder Advocate Rewards          1.55%     0.15%     0.20%                   1.90%
                                     R   Pioneer AnnuiStar Plus            1.75%     0.15%                             1.90%
                                     R   Portfolio Architect Plus          1.75%     0.15%                             1.90%
                                     R   Scudder Advocate Rewards          1.75%     0.15%                             1.90%

Separate Account Charge 1.95%        S   Pioneer AnnuiStar Plus            1.40%     0.15%              0.40%          1.95%
                                     S   Portfolio Architect Plus          1.40%     0.15%              0.40%          1.95%
                                     S   Scudder Advocate Rewards          1.40%     0.15%              0.40%          1.95%

Separate Account Charge 2.10%       SU   Pioneer AnnuiStar Plus            1.55%     0.15%              0.40%          2.10%
                                    SU   Portfolio Architect Plus          1.55%     0.15%              0.40%          2.10%
                                    SU   Scudder Advocate Rewards          1.55%     0.15%              0.40%          2.10%
                                     R   Pioneer AnnuiStar Plus            1.75%     0.15%     0.20%                   2.10%
                                     R   Portfolio Architect Plus          1.75%     0.15%     0.20%                   2.10%
                                     R   Scudder Advocate Rewards          1.75%     0.15%     0.20%                   2.10%

Separate Account Charge 2.15%        S   Pioneer AnnuiStar Plus            1.40%     0.15%     0.20%    0.40%          2.15%
                                     S   Portfolio Architect Plus          1.40%     0.15%     0.20%    0.40%          2.15%
                                     S   Scudder Advocate Rewards          1.40%     0.15%     0.20%    0.40%          2.15%

Separate Account Charge 2.30%       SU   Pioneer AnnuiStar Plus            1.55%     0.15%     0.20%    0.40%          2.30%
                                    SU   Portfolio Architect Plus          1.55%     0.15%     0.20%    0.40%          2.30%
                                    SU   Scudder Advocate Rewards          1.55%     0.15%     0.20%    0.40%          2.30%
                                     R   Pioneer AnnuiStar Plus            1.75%     0.15%              0.40%          2.30%
                                     R   Portfolio Architect Plus          1.75%     0.15%              0.40%          2.30%
                                     R   Scudder Advocate Rewards          1.75%     0.15%              0.40%          2.30%

Separate Account Charge 2.50%        R   Pioneer AnnuiStar Plus            1.75%     0.15%     0.20%    0.40%          2.50%
                                     R   Portfolio Architect Plus          1.75%     0.15%     0.20%    0.40%          2.50%
                                     R   Scudder Advocate Rewards          1.75%     0.15%     0.20%    0.40%          2.50%
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

For Contracts in the accumulation phase with a value of less than $100,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

No withdrawal charges are deducted from participant purchase payments when they are received. However, in the accumulation phase, a withdrawal charge of up to 8% will apply if the purchase payment is surrendered within nine years of its payment date. Withdrawal charges assessed were $36,768 for the period ended December 31, 2003 and are included in the contract surrenders on the Statement of Changes in Net Assets. These charges are assessed through the redemption of units.

In the annuity phase, if the Variable Liquidity Benefit is selected, a surrender charge of up to 8% will be assessed for deposit amounts withdrawn within nine years of the deposit date. This charge is assessed through the redemption of units. There were no surrender charges associated with Variable Liquidity Benefits in 2003.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Capital Appreciation Fund
    Separate Account Changes 1.55% ..................................            43,045      $  1.217        $      52,366
    Separate Account Changes 1.75% ..................................            38,283         1.215               46,530
    Separate Account Changes 1.75% ..................................                --         1.215                   --
    Separate Account Changes 1.90% ..................................             1,690         1.214                2,051
    Separate Account Changes 1.95% ..................................            94,569         1.213              114,738
    Separate Account Charges 2.10% ..................................            80,503         1.212               97,581
    Separate Account Changes 2.15% ..................................                --         1.212                   --
    Separate Account Changes 2.30% ..................................            26,959         1.210               32,633
    Separate Account Changes 2.50% ..................................                --         1.209                   --

Money Market Portfolio
    Separate Account Changes 1.55% ..................................         2,282,925         0.994            2,269,986
    Separate Account Changes 1.70% ..................................         1,275,133         0.993            1,266,698
    Separate Account Changes 1.75% ..................................                --         0.993                   --
    Separate Account Changes 1.90% ..................................            44,851         0.992               44,494
    Separate Account Changes 1.95% ..................................           741,221         0.992              735,017
    Separate Account Changes 2.10% ..................................           312,983         0.991              310,070
    Separate Account Changes 2.15% ..................................                --         0.990                   --
    Separate Account Changes 2.30% ..................................            14,082         0.989               13,932
    Separate Account Changes 2.50% ..................................            12,446         0.988               12,297

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Changes 1.55% ..................................           438,520         1.225              537,256
    Separate Account Changes 1.70% ..................................            98,539         1.224              120,614
    Separate Account Changes 1.75% ..................................                --         1.224                   --
    Separate Account Changes 1.90% ..................................            88,741         1.222              108,474
    Separate Account Changes 1.95% ..................................           430,200         1.222              525,647
    Separate Account Changes 2.10% ..................................            74,704         1.221               91,192
    Separate Account Changes 2.15% ..................................            36,400         1.220               44,416
    Separate Account Changes 2.30% ..................................           128,865         1.219              157,095
    Separate Account Changes 2.50% ..................................            17,132         1.217               20,857
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Changes 1.55% ..................................           207,277         1.244              257,916
    Separate Account Changes 1.70% ..................................           135,469         1.243              168,409
    Separate Account Changes 1.75% ..................................                --         1.243                   --
    Separate Account Changes 1.90% ..................................            66,821         1.241               82,957
    Separate Account Changes 1.95% ..................................           187,412         1.241              232,577
    Separate Account Changes 2.10% ..................................           199,337         1.240              247,147
    Separate Account Changes 2.15% ..................................            66,556         1.239               82,486
    Separate Account Changes 2.30% ..................................            19,208         1.238               23,783
    Separate Account Changes 2.50% ..................................            53,264         1.237               65,863

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................            16,053         1.146               18,404
    Separate Account Changes 1.70% ..................................                --         1.145                   --
    Separate Account Changes 1.75% ..................................                --         1.145                   --
    Separate Account Changes 1.90% ..................................             8,021         1.144                9,174
    Separate Account Changes 1.95% ..................................           313,747         1.143              358,725

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
AllianceBernstein Variable Product Series Fund, Inc. (continued)
  AllianceBernstein Premier Growth Portfolio - Class B (continued)
    Separate Account Changes 2.10% ..................................            17,957      $  1.142        $      20,512
    Separate Account Changes 2.15% ..................................                --         1.142                   --
    Separate Account Changes 2.30% ..................................            34,659         1.141               39,537
    Separate Account Changes 2.50% ..................................                --         1.139                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Changes 1.55% ..................................           107,148         1.320              141,426
    Separate Account Changes 1.70% ..................................             4,640         1.319                6,119
    Separate Account Changes 1.75% ..................................             2,754         1.318                3,630
    Separate Account Changes 1.90% ..................................            13,775         1.317               18,140
    Separate Account Changes 1.95% ..................................           670,303         1.316              882,359
    Separate Account Changes 2.10% ..................................            85,720         1.315              112,733
    Separate Account Changes 2.15% ..................................                --         1.315                   --
    Separate Account Changes 2.30% ..................................            67,280         1.313               88,362
    Separate Account Changes 2.50% ..................................                --         1.312                   --
  Growth Fund - Class 2 Shares
    Separate Account Changes 1.55% ..................................           362,594         1.259              456,562
    Separate Account Changes 1.70% ..................................            95,430         1.258              120,049
    Separate Account Changes 1.75% ..................................             4,726         1.257                5,942
    Separate Account Changes 1.90% ..................................            31,757         1.256               39,896
    Separate Account Changes 1.95% ..................................         1,126,436         1.256            1,414,533
    Separate Account Changes 2.10% ..................................           415,828         1.255              521,695
    Separate Account Changes 2.15% ..................................            67,843         1.254               85,080
    Separate Account Changes 2.30% ..................................           103,752         1.253              129,991
    Separate Account Changes 2.50% ..................................            34,401         1.251               43,043
  Growth-Income Fund - Class 2 Shares
    Separate Account Changes 1.55% ..................................           507,723         1.257              638,054
    Separate Account Changes 1.70% ..................................            77,184         1.256               96,905
    Separate Account Changes 1.75% ..................................             3,612         1.255                4,532
    Separate Account Changes 1.90% ..................................            14,266         1.254               17,888
    Separate Account Changes 1.95% ..................................         1,191,700         1.253            1,493,557
    Separate Account Changes 2.10% ..................................           534,624         1.252              669,425
    Separate Account Changes 2.15% ..................................                --         1.252                   --
    Separate Account Changes 2.30% ..................................           150,791         1.250              188,557
    Separate Account Changes 2.50% ..................................            33,891         1.249               42,321

Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Changes 1.55% ..................................               399         1.322                  528
    Separate Account Changes 1.70% ..................................                --         1.321                   --
    Separate Account Changes 1.75% ..................................                --         1.321                   --
    Separate Account Changes 1.90% ..................................             2,970         1.320                3,919
    Separate Account Changes 1.95% ..................................            18,332         1.319               24,183
    Separate Account Changes 2.10% ..................................            13,332         1.318               17,574
    Separate Account Changes 2.15% ..................................             3,791         1.318                4,996
    Separate Account Changes 2.30% ..................................             8,911         1.317               11,734
    Separate Account Changes 2.50% ..................................                --         1.315                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Credit Suisse Trust (continued)
  Global Post-Venture Capital Portfolio
    Separate Account Changes 1.55% ..................................                --      $  1.241        $          --
    Separate Account Changes 1.70% ..................................                --         1.240                   --
    Separate Account Changes 1.75% ..................................                --         1.239                   --
    Separate Account Changes 1.90% ..................................                --         1.238                   --
    Separate Account Changes 1.95% ..................................             5,549         1.238                6,869
    Separate Account Changes 2.10% ..................................            15,860         1.237               19,619
    Separate Account Changes 2.15% ..................................                --         1.237                   --
    Separate Account Changes 2.30% ..................................             5,846         1.236                7,224
    Separate Account Changes 2.50% ..................................                --         1.234                   --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Changes 1.55% ..................................           214,026         1.264              270,580
    Separate Account Changes 1.70% ..................................            53,961         1.263               68,156
    Separate Account Changes 1.75% ..................................             3,675         1.263                4,640
    Separate Account Changes 1.90% ..................................            16,995         1.261               21,437
    Separate Account Changes 1.95% ..................................           260,436         1.261              328,368
    Separate Account Changes 2.10% ..................................            72,641         1.260               91,502
    Separate Account Changes 2.15% ..................................                --         1.259                   --
    Separate Account Changes 2.30% ..................................            44,089         1.258               55,461
    Separate Account Changes 2.50% ..................................             2,444         1.256                3,070

Dreyfus Investment Portfolio
  Dreyfus MidCap Stock Portfolio - Service Shares
    Separate Account Changes 1.55% ..................................            18,321         1.174               21,515
    Separate Account Changes 1.70% ..................................             5,290         1.173                6,207
    Separate Account Changes 1.75% ..................................                --         1.173                   --
    Separate Account Changes 1.90% ..................................           135,909         1.172              159,290
    Separate Account Changes 1.95% ..................................           131,415         1.172              153,981
    Separate Account Changes 2.10% ..................................           308,034         1.171              360,623
    Separate Account Changes 2.15% ..................................            11,925         1.170               13,957
    Separate Account Changes 2.30% ..................................           153,450         1.169              179,447
    Separate Account Changes 2.50% ..................................             2,954         1.168                3,450

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
    Separate Account Changes 1.55% ..................................                --         1.128                   --
    Separate Account Changes 1.70% ..................................                --         1.127                   --
    Separate Account Changes 1.75% ..................................                --         1.127                   --
    Separate Account Changes 1.90% ..................................                --         1.126                   --
    Separate Account Changes 1.95% ..................................            16,197         1.125               18,230
    Separate Account Changes 2.10% ..................................             1,411         1.125                1,587
    Separate Account Changes 2.15% ..................................                --         1.124                   --
    Separate Account Changes 2.30% ..................................                --         1.123                   --
    Separate Account Changes 2.50% ..................................                --         1.122                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Changes 1.55% ..................................            94,210      $  1.171        $     110,361
    Separate Account Changes 1.70% ..................................            28,148         1.170               32,943
    Separate Account Changes 1.75% ..................................             1,549         1.170                1,812
    Separate Account Changes 1.90% ..................................                --         1.169                   --
    Separate Account Changes 1.95% ..................................           421,280         1.168              492,169
    Separate Account Changes 2.10% ..................................            68,273         1.167               79,687
    Separate Account Changes 2.15% ..................................                --         1.167                   --
    Separate Account Changes 2.30% ..................................                --         1.166                   --
    Separate Account Changes 2.50% ..................................                --         1.164                   --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Changes 1.55% ..................................           126,524         1.285              162,526
    Separate Account Changes 1.70% ..................................            24,524         1.283               31,472
    Separate Account Changes 1.75% ..................................             3,443         1.283                4,416
    Separate Account Changes 1.90% ..................................             7,419         1.282                9,508
    Separate Account Changes 1.95% ..................................           521,452         1.281              668,019
    Separate Account Changes 2.10% ..................................           145,012         1.280              185,598
    Separate Account Changes 2.15% ..................................             5,212         1.279                6,668
    Separate Account Changes 2.30% ..................................            50,060         1.278               63,985
    Separate Account Changes 2.50% ..................................             7,737         1.276                9,876

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Changes 1.55% ..................................           490,924         1.216              596,846
    Separate Account Changes 1.70% ..................................           263,250         1.215              319,752
    Separate Account Changes 1.75% ..................................                --         1.214                   --
    Separate Account Changes 1.90% ..................................           164,370         1.213              199,383
    Separate Account Changes 1.95% ..................................           634,586         1.213              769,448
    Separate Account Changes 2.10% ..................................           352,519         1.211              427,038
    Separate Account Changes 2.15% ..................................            29,461         1.211               35,674
    Separate Account Changes 2.30% ..................................           302,021         1.210              365,380
    Separate Account Changes 2.50% ..................................           256,644         1.208              310,068
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Changes 1.55% ..................................           136,305         1.335              181,956
    Separate Account Changes 1.70% ..................................            39,510         1.334               52,694
    Separate Account Changes 1.75% ..................................                --         1.333                   --
    Separate Account Changes 1.90% ..................................            38,830         1.332               51,717
    Separate Account Changes 1.95% ..................................           327,152         1.331              435,547
    Separate Account Changes 2.10% ..................................           271,190         1.330              360,708
    Separate Account Changes 2.15% ..................................             8,707         1.330               11,576
    Separate Account Changes 2.30% ..................................           177,710         1.328              236,050
    Separate Account Changes 2.50% ..................................             7,904         1.326               10,485
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Changes 1.55% ..................................             7,338         1.207                8,858
    Separate Account Changes 1.70% ..................................             8,710         1.206               10,505
    Separate Account Changes 1.75% ..................................             3,788         1.206                4,567
    Separate Account Changes 1.90% ..................................            27,086         1.204               32,624
    Separate Account Changes 1.95% ..................................           224,993         1.204              270,882
    Separate Account Changes 2.10% ..................................           196,574         1.203              236,447
    Separate Account Changes 2.15% ..................................            33,779         1.202               40,614
    Separate Account Changes 2.30% ..................................            33,228         1.201               39,914
    Separate Account Changes 2.50% ..................................            52,522         1.200               63,004

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Changes 1.55% ..................................            25,292      $  1.479        $      37,412
    Separate Account Changes 1.70% ..................................             9,983         1.478               14,752
    Separate Account Changes 1.75% ..................................                --         1.477                   --
    Separate Account Changes 1.90% ..................................             8,132         1.476               12,002
    Separate Account Changes 1.95% ..................................            68,143         1.475              100,526
    Separate Account Changes 2.10% ..................................            18,151         1.474               26,751
    Separate Account Changes 2.15% ..................................                --         1.473                   --
    Separate Account Changes 2.30% ..................................            46,788         1.472               68,864
    Separate Account Changes 2.50% ..................................                --         1.470                   --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Changes 1.55% ..................................           354,060         1.338              473,769
    Separate Account Changes 1.70% ..................................           115,962         1.337              155,023
    Separate Account Changes 1.75% ..................................                --         1.336                   --
    Separate Account Changes 1.90% ..................................            49,584         1.335               66,197
    Separate Account Changes 1.95% ..................................           163,763         1.334              218,539
    Separate Account Changes 2.10% ..................................           146,224         1.333              194,951
    Separate Account Changes 2.15% ..................................             3,495         1.333                4,658
    Separate Account Changes 2.30% ..................................            93,864         1.331              124,973
    Separate Account Changes 2.50% ..................................            19,832         1.330               26,369
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Changes 1.55% ..................................           207,543         1.328              275,528
    Separate Account Changes 1.70% ..................................            41,506         1.326               55,051
    Separate Account Changes 1.75% ..................................             1,376         1.326                1,824
    Separate Account Changes 1.90% ..................................            11,294         1.325               14,960
    Separate Account Changes 1.95% ..................................           233,710         1.324              309,428
    Separate Account Changes 2.10% ..................................           130,368         1.323              172,444
    Separate Account Changes 2.15% ..................................             5,260         1.322                6,955
    Separate Account Changes 2.30% ..................................            18,923         1.321               24,997
    Separate Account Changes 2.50% ..................................             8,733         1.319               11,521

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           264,892         1.212              321,041
    Separate Account Changes 1.70% ..................................            50,500         1.211               61,147
    Separate Account Changes 1.75% ..................................             3,724         1.210                4,507
    Separate Account Changes 1.90% ..................................             3,463         1.209                4,187
    Separate Account Changes 1.95% ..................................           740,972         1.209              895,607
    Separate Account Changes 2.10% ..................................           271,893         1.208              328,328
    Separate Account Changes 2.15% ..................................                --         1.207                   --
    Separate Account Changes 2.30% ..................................            90,518         1.206              109,158
    Separate Account Changes 2.50% ..................................            10,053         1.204               12,106
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Changes 1.55% ..................................           217,388         1.274              276,855
    Separate Account Changes 1.70% ..................................            40,230         1.272               51,187
    Separate Account Changes 1.75% ..................................             3,491         1.272                4,439
    Separate Account Changes 1.90% ..................................                --         1.271                   --
    Separate Account Changes 1.95% ..................................           233,075         1.270              296,032
    Separate Account Changes 2.10% ..................................            39,945         1.269               50,687
    Separate Account Changes 2.15% ..................................                --         1.268                   --
    Separate Account Changes 2.30% ..................................            10,357         1.267               13,124
    Separate Account Changes 2.50% ..................................                --         1.265                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Emerging Growth Fund - Class II Shares
    Separate Account Changes 1.55% ..................................           388,371      $  1.257        $     488,003
    Separate Account Changes 1.70% ..................................           439,526         1.255              551,768
    Separate Account Changes 1.75% ..................................                --         1.255                   --
    Separate Account Changes 1.90% ..................................            67,683         1.254               84,854
    Separate Account Changes 1.95% ..................................           388,456         1.253              486,808
    Separate Account Changes 2.10% ..................................           377,521         1.252              472,666
    Separate Account Changes 2.15% ..................................            12,843         1.252               16,073
    Separate Account Changes 2.30% ..................................           258,579         1.250              323,316
    Separate Account Changes 2.50% ..................................            96,304         1.249              120,253
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Changes 1.55% ..................................            13,315         1.229               16,359
    Separate Account Changes 1.70% ..................................            30,969         1.227               38,014
    Separate Account Changes 1.75% ..................................                --         1.227                   --
    Separate Account Changes 1.90% ..................................                --         1.226                   --
    Separate Account Changes 1.95% ..................................           188,751         1.225              231,281
    Separate Account Changes 2.10% ..................................           145,623         1.224              178,269
    Separate Account Changes 2.15% ..................................                --         1.224                   --
    Separate Account Changes 2.30% ..................................             2,317         1.223                2,832
    Separate Account Changes 2.50% ..................................                --         1.221                   --

INVESCO Variable Investment Funds, Inc.
  INVESCO VIF - Utilities Fund
    Separate Account Changes 1.55% ..................................                --         1.069                   --
    Separate Account Changes 1.70% ..................................                --         1.068                   --
    Separate Account Changes 1.75% ..................................                --         1.068                   --
    Separate Account Changes 1.90% ..................................                --         1.067                   --
    Separate Account Changes 1.95% ..................................            53,333         1.066               56,874
    Separate Account Changes 2.10% ..................................            16,070         1.065               17,122
    Separate Account Changes 2.15% ..................................               746         1.065                  794
    Separate Account Changes 2.30% ..................................             3,671         1.064                3,907
    Separate Account Changes 2.50% ..................................                --         1.063                   --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Changes 1.55% ..................................            70,254         1.094               76,892
    Separate Account Changes 1.70% ..................................            10,549         1.093               11,535
    Separate Account Changes 1.75% ..................................             4,021         1.093                4,395
    Separate Account Changes 1.90% ..................................                --         1.092                   --
    Separate Account Changes 1.95% ..................................           297,833         1.092              325,092
    Separate Account Changes 2.10% ..................................            61,401         1.090               66,957
    Separate Account Changes 2.15% ..................................                --         1.090                   --
    Separate Account Changes 2.30% ..................................            35,512         1.089               38,673
    Separate Account Changes 2.50% ..................................             5,964         1.088                6,486
  Global Life Sciences Portfolio - Service Shares
    Separate Account Changes 1.55% ..................................            16,753         1.192               19,968
    Separate Account Changes 1.70% ..................................                --         1.191                   --
    Separate Account Changes 1.75% ..................................                --         1.190                   --
    Separate Account Changes 1.90% ..................................             5,292         1.189                6,293
    Separate Account Changes 1.95% ..................................            60,118         1.189               71,462
    Separate Account Changes 2.10% ..................................            63,985         1.188               75,988

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Janus Aspen Series (continued)
  Global Life Sciences Portfolio - Service Shares (continued)
    Separate Account Changes 2.15% ..................................                --      $  1.187        $          --
    Separate Account Changes 2.30% ..................................            16,568         1.186               19,649
    Separate Account Changes 2.50% ..................................                --         1.184                   --
  Global Technology Portfolio - Service Shares
    Separate Account Changes 1.55% ..................................             5,820         1.386                8,066
    Separate Account Changes 1.70% ..................................                --         1.385                   --
    Separate Account Changes 1.75% ..................................                --         1.384                   --
    Separate Account Changes 1.90% ..................................               579         1.383                  801
    Separate Account Changes 1.95% ..................................            67,724         1.382               93,620
    Separate Account Changes 2.10% ..................................            47,837         1.381               66,068
    Separate Account Changes 2.15% ..................................                --         1.381                   --
    Separate Account Changes 2.30% ..................................            73,510         1.379              101,388
    Separate Account Changes 2.50% ..................................                --         1.377                   --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Changes 1.55% ..................................             7,230         1.254                9,064
    Separate Account Changes 1.70% ..................................                --         1.253                   --
    Separate Account Changes 1.75% ..................................                --         1.252                   --
    Separate Account Changes 1.90% ..................................            17,207         1.251               21,524
    Separate Account Changes 1.95% ..................................            56,191         1.250               70,261
    Separate Account Changes 2.10% ..................................           107,536         1.249              134,334
    Separate Account Changes 2.15% ..................................                --         1.249                   --
    Separate Account Changes 2.30% ..................................               672         1.248                  839
    Separate Account Changes 2.50% ..................................                --         1.246                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Changes 1.55% ..................................            46,626         1.334               62,216
    Separate Account Changes 1.70% ..................................                --         1.333                   --
    Separate Account Changes 1.75% ..................................                --         1.333                   --
    Separate Account Changes 1.90% ..................................             9,320         1.331               12,408
    Separate Account Changes 1.95% ..................................            77,290         1.331              102,857
    Separate Account Changes 2.10% ..................................            57,234         1.330               76,096
    Separate Account Changes 2.15% ..................................                --         1.329                   --
    Separate Account Changes 2.30% ..................................           201,678         1.328              267,785
    Separate Account Changes 2.50% ..................................            11,508         1.326               15,260

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Changes 1.55% ..................................            22,147         1.243               27,530
    Separate Account Changes 1.70% ..................................                --         1.242                   --
    Separate Account Changes 1.75% ..................................             3,686         1.241                4,576
    Separate Account Changes 1.90% ..................................                --         1.240                   --
    Separate Account Changes 1.95% ..................................           237,603         1.240              294,574
    Separate Account Changes 2.10% ..................................           121,421         1.239              150,395
    Separate Account Changes 2.15% ..................................                --         1.238                   --
    Separate Account Changes 2.30% ..................................            23,042         1.237               28,503
    Separate Account Changes 2.50% ..................................             4,584         1.235                5,662

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Changes 1.55% ..................................            39,701      $  1.258        $      49,953
    Separate Account Changes 1.70% ..................................            28,731         1.257               36,117
    Separate Account Changes 1.75% ..................................                --         1.257                   --
    Separate Account Changes 1.90% ..................................             2,573         1.255                3,230
    Separate Account Changes 1.95% ..................................           212,513         1.255              266,678
    Separate Account Changes 2.10% ..................................           106,423         1.254              133,425
    Separate Account Changes 2.15% ..................................                --         1.253                   --
    Separate Account Changes 2.30% ..................................            67,892         1.252               85,004
    Separate Account Changes 2.50% ..................................            11,714         1.250               14,646

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Changes 1.55% ..................................                --         1.079                   --
    Separate Account Changes 1.70% ..................................                --         1.079                   --
    Separate Account Changes 1.75% ..................................                --         1.078                   --
    Separate Account Changes 1.90% ..................................                --         1.078                   --
    Separate Account Changes 1.95% ..................................                --         1.078                   --
    Separate Account Changes 2.10% ..................................                --         1.078                   --
    Separate Account Changes 2.15% ..................................                --         1.078                   --
    Separate Account Changes 2.30% ..................................                --         1.078                   --
    Separate Account Changes 2.50% ..................................                --         1.078                   --
  Merrill Lynch Small Cap Value V.I. Fund - Class III
    Separate Account Changes 1.55% ..................................                --         1.072                   --
    Separate Account Changes 1.70% ..................................                --         1.072                   --
    Separate Account Changes 1.75% ..................................                --         1.072                   --
    Separate Account Changes 1.90% ..................................                --         1.072                   --
    Separate Account Changes 1.95% ..................................                --         1.071                   --
    Separate Account Changes 2.10% ..................................                --         1.071                   --
    Separate Account Changes 2.15% ..................................                --         1.071                   --
    Separate Account Changes 2.30% ..................................                --         1.071                   --
    Separate Account Changes 2.50% ..................................                --         1.071                   --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Changes 1.55% ..................................           553,903         1.233              682,990
    Separate Account Changes 1.70% ..................................            65,060         1.232               80,148
    Separate Account Changes 1.75% ..................................                --         1.231                   --
    Separate Account Changes 1.90% ..................................           120,811         1.230              148,626
    Separate Account Changes 1.95% ..................................           183,461         1.230              225,607
    Separate Account Changes 2.10% ..................................           152,620         1.229              187,504
    Separate Account Changes 2.15% ..................................            32,569         1.228               39,997
    Separate Account Changes 2.30% ..................................            81,960         1.227              100,558
    Separate Account Changes 2.50% ..................................            72,815         1.225               89,217

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Oppenheimer Variable Account Funds (continued)
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Changes 1.55% ..................................           538,317      $  1.413        $     760,721
    Separate Account Changes 1.70% ..................................            19,604         1.412               27,678
    Separate Account Changes 1.75% ..................................                --         1.411                   --
    Separate Account Changes 1.90% ..................................            87,298         1.410              123,086
    Separate Account Changes 1.95% ..................................           170,193         1.409              239,867
    Separate Account Changes 2.10% ..................................            33,301         1.408               46,890
    Separate Account Changes 2.15% ..................................            17,668         1.407               24,867
    Separate Account Changes 2.30% ..................................            77,896         1.406              109,537
    Separate Account Changes 2.50% ..................................            24,647         1.404               34,612

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Changes 1.55% ..................................           107,358         1.047              112,369
    Separate Account Changes 1.70% ..................................            28,627         1.046               29,935
    Separate Account Changes 1.75% ..................................             4,140         1.045                4,327
    Separate Account Changes 1.90% ..................................             3,888         1.044                4,061
    Separate Account Changes 1.95% ..................................           187,879         1.044              196,124
    Separate Account Changes 2.10% ..................................            86,179         1.043               89,877
    Separate Account Changes 2.15% ..................................           156,113         1.042              162,744
    Separate Account Changes 2.30% ..................................            56,875         1.041               59,236
    Separate Account Changes 2.50% ..................................                --         1.040                   --
  Total Return Portfolio - Administrative Class
    Separate Account Changes 1.55% ..................................           537,429         1.013              544,510
    Separate Account Changes 1.70% ..................................           240,926         1.012              243,869
    Separate Account Changes 1.75% ..................................             1,757         1.012                1,778
    Separate Account Changes 1.90% ..................................            67,692         1.011               68,426
    Separate Account Changes 1.95% ..................................           767,922         1.010              775,926
    Separate Account Changes 2.10% ..................................           488,778         1.009              493,407
    Separate Account Changes 2.15% ..................................                --         1.009                   --
    Separate Account Changes 2.30% ..................................           258,050         1.008              260,140
    Separate Account Changes 2.50% ..................................            38,539         1.007               38,799

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           727,262         0.995              723,979
    Separate Account Changes 1.70% ..................................           205,748         0.995              204,628
    Separate Account Changes 1.75% ..................................                --         0.994                   --
    Separate Account Changes 1.90% ..................................           226,059         0.993              224,528
    Separate Account Changes 1.95% ..................................           638,899         0.993              634,307
    Separate Account Changes 2.10% ..................................           250,582         0.992              248,551
    Separate Account Changes 2.15% ..................................                --         0.991                   --
    Separate Account Changes 2.30% ..................................           271,430         0.991              268,871
    Separate Account Changes 2.50% ..................................             6,698         0.989                6,626
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................         1,352,706         1.110            1,501,604
    Separate Account Changes 1.70% ..................................            63,211         1.109               70,102
    Separate Account Changes 1.75% ..................................                --         1.109                   --
    Separate Account Changes 1.90% ..................................            82,628         1.108               91,516
    Separate Account Changes 1.95% ..................................           127,183         1.107              140,803
    Separate Account Changes 2.10% ..................................            52,925         1.106               58,539

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Balanced VCT Portfolio - Class II Shares (continued)
    Separate Account Changes 2.15% ..................................                --      $  1.106        $          --
    Separate Account Changes 2.30% ..................................            57,723         1.105               63,761
    Separate Account Changes 2.50% ..................................           869,720         1.103              959,405
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................            99,808         1.510              150,719
    Separate Account Changes 1.70% ..................................            79,144         1.509              119,404
    Separate Account Changes 1.75% ..................................                --         1.508                   --
    Separate Account Changes 1.90% ..................................             7,658         1.507               11,539
    Separate Account Changes 1.95% ..................................           158,379         1.506              238,528
    Separate Account Changes 2.10% ..................................            42,611         1.505               64,116
    Separate Account Changes 2.15% ..................................             8,367         1.504               12,585
    Separate Account Changes 2.30% ..................................            10,906         1.503               16,388
    Separate Account Changes 2.50% ..................................            13,750         1.501               20,635
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           764,575         1.205              921,233
    Separate Account Changes 1.70% ..................................           280,736         1.204              337,941
    Separate Account Changes 1.75% ..................................                --         1.203                   --
    Separate Account Changes 1.90% ..................................           196,491         1.202              236,214
    Separate Account Changes 1.95% ..................................           679,001         1.202              815,934
    Separate Account Changes 2.10% ..................................           126,214         1.201              151,528
    Separate Account Changes 2.15% ..................................           119,366         1.200              143,247
    Separate Account Changes 2.30% ..................................           384,020         1.199              460,426
    Separate Account Changes 2.50% ..................................            62,477         1.197               74,808
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................            12,781         1.283               16,398
    Separate Account Changes 1.70% ..................................            11,491         1.282               14,729
    Separate Account Changes 1.75% ..................................                --         1.281                   --
    Separate Account Changes 1.90% ..................................                --         1.280                   --
    Separate Account Changes 1.95% ..................................            54,605         1.280               69,870
    Separate Account Changes 2.10% ..................................             7,941         1.278               10,152
    Separate Account Changes 2.15% ..................................                --         1.278                   --
    Separate Account Changes 2.30% ..................................            24,796         1.277               31,657
    Separate Account Changes 2.50% ..................................                --         1.275                   --
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................         2,035,041         1.213            2,467,586
    Separate Account Changes 1.70% ..................................           294,873         1.211              357,215
    Separate Account Changes 1.75% ..................................            19,153         1.211               23,193
    Separate Account Changes 1.90% ..................................           237,631         1.210              287,483
    Separate Account Changes 1.95% ..................................           551,597         1.209              667,033
    Separate Account Changes 2.10% ..................................           434,413         1.208              524,838
    Separate Account Changes 2.15% ..................................            15,280         1.208               18,453
    Separate Account Changes 2.30% ..................................           389,324         1.207              469,728
    Separate Account Changes 2.50% ..................................            81,704         1.205               98,444
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           706,463         1.154              814,986
    Separate Account Changes 1.70% ..................................           207,501         1.153              239,155
    Separate Account Changes 1.75% ..................................                --         1.152                   --
    Separate Account Changes 1.90% ..................................            39,890         1.151               45,914
    Separate Account Changes 1.95% ..................................           371,817         1.151              427,789
    Separate Account Changes 2.10% ..................................           279,238         1.149              320,979

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Growth Shares VCT Portfolio - Class II Shares (continued)
    Separate Account Changes 2.15% ..................................             8,812      $  1.149        $      10,125
    Separate Account Changes 2.30% ..................................           138,078         1.148              158,506
    Separate Account Changes 2.50% ..................................             4,572         1.146                5,242
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................         4,494,810         1.152            5,180,044
    Separate Account Changes 1.70% ..................................         1,349,892         1.151            1,554,231
    Separate Account Changes 1.75% ..................................                --         1.151                   --
    Separate Account Changes 1.90% ..................................         2,098,260         1.150            2,412,663
    Separate Account Changes 1.95% ..................................         1,141,451         1.149            1,311,951
    Separate Account Changes 2.10% ..................................         1,124,041         1.148            1,290,733
    Separate Account Changes 2.15% ..................................            44,674         1.148               51,279
    Separate Account Changes 2.30% ..................................           758,360         1.147              869,666
    Separate Account Changes 2.50% ..................................         1,355,872         1.145            1,552,802
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           278,342         1.290              358,957
    Separate Account Changes 1.70% ..................................            15,484         1.288               19,950
    Separate Account Changes 1.75% ..................................                --         1.288                   --
    Separate Account Changes 1.90% ..................................            12,714         1.287               16,360
    Separate Account Changes 1.95% ..................................            94,511         1.286              121,557
    Separate Account Changes 2.10% ..................................           172,622         1.285              221,819
    Separate Account Changes 2.15% ..................................                --         1.284                   --
    Separate Account Changes 2.30% ..................................            18,951         1.283               24,319
    Separate Account Changes 2.50% ..................................             2,286         1.282                2,929
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           356,319         1.324              471,605
    Separate Account Changes 1.70% ..................................           319,189         1.322              422,066
    Separate Account Changes 1.75% ..................................            22,818         1.322               30,159
    Separate Account Changes 1.90% ..................................           108,365         1.321              143,098
    Separate Account Changes 1.95% ..................................           575,255         1.320              759,322
    Separate Account Changes 2.10% ..................................           296,115         1.319              390,499
    Separate Account Changes 2.15% ..................................            16,574         1.318               21,848
    Separate Account Changes 2.30% ..................................           375,708         1.317              494,794
    Separate Account Changes 2.50% ..................................            85,990         1.315              113,093
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           507,423         1.261              639,850
    Separate Account Changes 1.70% ..................................           127,444         1.260              160,555
    Separate Account Changes 1.75% ..................................             5,553         1.259                6,993
    Separate Account Changes 1.90% ..................................            49,307         1.258               62,035
    Separate Account Changes 1.95% ..................................           335,998         1.258              422,557
    Separate Account Changes 2.10% ..................................           204,599         1.256              257,070
    Separate Account Changes 2.15% ..................................             8,492         1.256               10,666
    Separate Account Changes 2.30% ..................................           108,735         1.255              136,439
    Separate Account Changes 2.50% ..................................            61,196         1.253               76,685
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           477,290         1.355              646,563
    Separate Account Changes 1.70% ..................................           239,973         1.353              324,779
    Separate Account Changes 1.75% ..................................             8,633         1.353               11,680
    Separate Account Changes 1.90% ..................................            34,281         1.352               46,334
    Separate Account Changes 1.95% ..................................           237,883         1.351              321,391
    Separate Account Changes 2.10% ..................................           107,851         1.350              145,577

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (continued)
    Separate Account Changes 2.15% ..................................            65,290      $  1.349        $      88,092
    Separate Account Changes 2.30% ..................................           234,601         1.348              316,242
    Separate Account Changes 2.50% ..................................            42,069         1.346               56,634
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................            25,055         1.285               32,200
    Separate Account Changes 1.70% ..................................            10,089         1.284               12,955
    Separate Account Changes 1.75% ..................................                --         1.283                   --
    Separate Account Changes 1.90% ..................................             9,513         1.282               12,198
    Separate Account Changes 1.95% ..................................           145,254         1.282              186,181
    Separate Account Changes 2.10% ..................................           138,991         1.281              177,987
    Separate Account Changes 2.15% ..................................                --         1.280                   --
    Separate Account Changes 2.30% ..................................            50,082         1.279               64,048
    Separate Account Changes 2.50% ..................................               576         1.277                  735
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           652,477         1.089              710,723
    Separate Account Changes 1.70% ..................................           351,323         1.088              382,331
    Separate Account Changes 1.75% ..................................                --         1.088                   --
    Separate Account Changes 1.90% ..................................           242,084         1.087              263,100
    Separate Account Changes 1.95% ..................................           582,009         1.086              632,275
    Separate Account Changes 2.10% ..................................           173,043         1.085              187,815
    Separate Account Changes 2.15% ..................................            85,323         1.085               92,567
    Separate Account Changes 2.30% ..................................           281,928         1.084              305,583
    Separate Account Changes 2.50% ..................................            91,426         1.082               98,965
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           304,001         1.192              362,225
    Separate Account Changes 1.70% ..................................             7,885         1.190                9,387
    Separate Account Changes 1.75% ..................................             5,983         1.190                7,119
    Separate Account Changes 1.90% ..................................            46,229         1.189               54,960
    Separate Account Changes 1.95% ..................................           143,519         1.188              170,550
    Separate Account Changes 2.10% ..................................            74,180         1.187               88,070
    Separate Account Changes 2.15% ..................................            34,614         1.187               41,078
    Separate Account Changes 2.30% ..................................            12,737         1.186               15,102
    Separate Account Changes 2.50% ..................................            39,816         1.184               47,145

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Changes 1.55% ..................................            15,582         1.294               20,156
    Separate Account Changes 1.70% ..................................                --         1.292                   --
    Separate Account Changes 1.75% ..................................                --         1.292                   --
    Separate Account Changes 1.90% ..................................             9,542         1.291               12,314
    Separate Account Changes 1.95% ..................................            18,956         1.290               24,453
    Separate Account Changes 2.10% ..................................            27,598         1.289               35,570
    Separate Account Changes 2.15% ..................................                --         1.288                   --
    Separate Account Changes 2.30% ..................................            50,023         1.287               64,384
    Separate Account Changes 2.50% ..................................                --         1.285                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Changes 1.55% ..................................           221,355      $  1.430        $     316,502
    Separate Account Changes 1.70% ..................................            61,368         1.428               87,665
    Separate Account Changes 1.75% ..................................                --         1.428                   --
    Separate Account Changes 1.90% ..................................             2,707         1.427                3,862
    Separate Account Changes 1.95% ..................................           257,820         1.426              367,651
    Separate Account Changes 2.10% ..................................            70,300         1.425              100,152
    Separate Account Changes 2.15% ..................................                --         1.424                   --
    Separate Account Changes 2.30% ..................................                --         1.423                   --
    Separate Account Changes 2.50% ..................................                --         1.421                   --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Changes 1.55% ..................................           118,693         1.311              155,556
    Separate Account Changes 1.70% ..................................            35,461         1.309               46,432
    Separate Account Changes 1.75% ..................................             3,213         1.309                4,205
    Separate Account Changes 1.90% ..................................             2,916         1.308                3,813
    Separate Account Changes 1.95% ..................................           112,459         1.307              146,989
    Separate Account Changes 2.10% ..................................            76,575         1.306               99,993
    Separate Account Changes 2.15% ..................................                --         1.305                   --
    Separate Account Changes 2.30% ..................................            45,334         1.304               59,117
    Separate Account Changes 2.50% ..................................                --         1.302                   --
  Investors Fund - Class I
    Separate Account Changes 1.55% ..................................            79,932         1.274              101,835
    Separate Account Changes 1.70% ..................................            46,385         1.273               59,040
    Separate Account Changes 1.75% ..................................             1,427         1.272                1,815
    Separate Account Changes 1.90% ..................................             5,296         1.271                6,732
    Separate Account Changes 1.95% ..................................           214,626         1.271              272,695
    Separate Account Changes 2.10% ..................................            30,114         1.269               38,226
    Separate Account Changes 2.15% ..................................                --         1.269                   --
    Separate Account Changes 2.30% ..................................           223,006         1.268              282,697
    Separate Account Changes 2.50% ..................................                --         1.266                   --
  Large Cap Growth Fund - Class I
    Separate Account Changes 1.55% ..................................            83,812         1.308              109,639
    Separate Account Changes 1.70% ..................................             9,230         1.307               12,062
    Separate Account Changes 1.75% ..................................                --         1.306                   --
    Separate Account Changes 1.90% ..................................            15,239         1.305               19,889
    Separate Account Changes 1.95% ..................................           108,573         1.305              141,646
    Separate Account Changes 2.10% ..................................           105,358         1.303              137,324
    Separate Account Changes 2.15% ..................................             3,290         1.303                4,287
    Separate Account Changes 2.30% ..................................             5,538         1.302                7,208
    Separate Account Changes 2.50% ..................................             5,029         1.300                6,537
  Small Cap Growth Fund - Class I
    Separate Account Changes 1.55% ..................................            90,128         1.430              128,880
    Separate Account Changes 1.70% ..................................            35,787         1.429               51,127
    Separate Account Changes 1.75% ..................................                --         1.428                   --
    Separate Account Changes 1.90% ..................................             9,538         1.427               13,607
    Separate Account Changes 1.95% ..................................           159,626         1.426              227,644
    Separate Account Changes 2.10% ..................................            71,127         1.425              101,340
    Separate Account Changes 2.15% ..................................                --         1.424                   --
    Separate Account Changes 2.30% ..................................           145,120         1.423              206,486
    Separate Account Changes 2.50% ..................................                --         1.421                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Total Return Fund - Class II
    Separate Account Changes 1.55% ..................................           498,481      $  1.115        $     555,641
    Separate Account Changes 1.70% ..................................            82,047         1.114               91,371
    Separate Account Changes 1.75% ..................................             6,338         1.113                7,055
    Separate Account Changes 1.90% ..................................           158,638         1.112              176,429
    Separate Account Changes 1.95% ..................................           468,463         1.112              520,785
    Separate Account Changes 2.10% ..................................           217,412         1.111              241,471
    Separate Account Changes 2.15% ..................................            43,872         1.110               48,707
    Separate Account Changes 2.30% ..................................            65,191         1.109               72,308
    Separate Account Changes 2.50% ..................................            88,478         1.108               98,007

Scudder Investments VIT Funds
  Scudder Real Estate Securities Portfolio - Class B
    Separate Account Changes 1.55% ..................................            31,908         1.166               37,219
    Separate Account Changes 1.70% ..................................            45,106         1.165               52,569
    Separate Account Changes 1.75% ..................................                --         1.165                   --
    Separate Account Changes 1.90% ..................................             7,128         1.164                8,299
    Separate Account Changes 1.95% ..................................           182,436         1.164              212,327
    Separate Account Changes 2.10% ..................................           136,376         1.163              158,586
    Separate Account Changes 2.15% ..................................                --         1.163                   --
    Separate Account Changes 2.30% ..................................            83,839         1.162               97,385
    Separate Account Changes 2.50% ..................................            19,416         1.160               22,527

Scudder Variable Series I
  21st Century Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................                --         1.130                   --
    Separate Account Changes 1.70% ..................................                --         1.129                   --
    Separate Account Changes 1.75% ..................................                --         1.129                   --
    Separate Account Changes 1.90% ..................................             6,101         1.128                6,882
    Separate Account Changes 1.95% ..................................            17,715         1.128               19,977
    Separate Account Changes 2.10% ..................................            37,081         1.127               41,781
    Separate Account Changes 2.15% ..................................                --         1.126                   --
    Separate Account Changes 2.30% ..................................            15,285         1.125               17,203
    Separate Account Changes 2.50% ..................................                --         1.124                   --
  Capital Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................            99,871         1.118              111,614
    Separate Account Changes 1.70% ..................................                --         1.117                   --
    Separate Account Changes 1.75% ..................................                --         1.116                   --
    Separate Account Changes 1.90% ..................................             9,919         1.115               11,063
    Separate Account Changes 1.95% ..................................           150,768         1.115              168,117
    Separate Account Changes 2.10% ..................................            69,391         1.114               77,311
    Separate Account Changes 2.15% ..................................             1,399         1.114                1,558
    Separate Account Changes 2.30% ..................................             1,068         1.113                1,188
    Separate Account Changes 2.50% ..................................             4,458         1.112                4,956
  Global Discovery Portfolio - Class B
    Separate Account Changes 1.55% ..................................                --         1.256                   --
    Separate Account Changes 1.70% ..................................               823         1.255                1,033
    Separate Account Changes 1.75% ..................................                --         1.255                   --
    Separate Account Changes 1.90% ..................................            80,019         1.254              100,312
    Separate Account Changes 1.95% ..................................           108,202         1.253              135,605
    Separate Account Changes 2.10% ..................................            54,139         1.252               67,793

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series I (continued)
  Global Discovery Portfolio - Class B (continued)
    Separate Account Changes 2.15% ..................................                --      $  1.252        $          --
    Separate Account Changes 2.30% ..................................            31,026         1.251               38,808
    Separate Account Changes 2.50% ..................................                --         1.249                   --
  Growth and Income Portfolio - Class B
    Separate Account Changes 1.55% ..................................            11,807         1.130               13,343
    Separate Account Changes 1.70% ..................................            43,405         1.129               49,012
    Separate Account Changes 1.75% ..................................                --         1.129                   --
    Separate Account Changes 1.90% ..................................            11,461         1.128               12,926
    Separate Account Changes 1.95% ..................................            86,264         1.128               97,269
    Separate Account Changes 2.10% ..................................           127,353         1.127              143,482
    Separate Account Changes 2.15% ..................................             1,404         1.126                1,581
    Separate Account Changes 2.30% ..................................           124,161         1.125              139,727
    Separate Account Changes 2.50% ..................................             3,037         1.124                3,414
  Health Sciences Portfolio - Class B
    Separate Account Changes 1.55% ..................................             7,708         1.125                8,675
    Separate Account Changes 1.70% ..................................             3,171         1.125                3,565
    Separate Account Changes 1.75% ..................................                --         1.124                   --
    Separate Account Changes 1.90% ..................................             4,467         1.123                5,017
    Separate Account Changes 1.95% ..................................            90,898         1.123              102,072
    Separate Account Changes 2.10% ..................................           216,037         1.122              242,393
    Separate Account Changes 2.15% ..................................                --         1.122                   --
    Separate Account Changes 2.30% ..................................           157,924         1.121              176,991
    Separate Account Changes 2.50% ..................................             3,026         1.119                3,388
  International Portfolio - Class B
    Separate Account Changes 1.55% ..................................             7,337         1.187                8,712
    Separate Account Changes 1.70% ..................................             9,070         1.186               10,760
    Separate Account Changes 1.75% ..................................                --         1.186                   --
    Separate Account Changes 1.90% ..................................            12,939         1.185               15,333
    Separate Account Changes 1.95% ..................................            61,166         1.185               72,461
    Separate Account Changes 2.10% ..................................            84,362         1.184               99,857
    Separate Account Changes 2.15% ..................................            10,263         1.183               12,145
    Separate Account Changes 2.30% ..................................            62,216         1.182               73,558
    Separate Account Changes 2.50% ..................................                --         1.181                   --

Scudder Variable Series II
  Scudder Aggressive Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................                --         1.167                   --
    Separate Account Changes 1.70% ..................................                --         1.166                   --
    Separate Account Changes 1.75% ..................................                --         1.166                   --
    Separate Account Changes 1.90% ..................................            19,438         1.165               22,646
    Separate Account Changes 1.95% ..................................            32,701         1.165               38,086
    Separate Account Changes 2.10% ..................................           145,453         1.164              169,265
    Separate Account Changes 2.15% ..................................               683         1.163                  795
    Separate Account Changes 2.30% ..................................               989         1.162                1,150
    Separate Account Changes 2.50% ..................................                --         1.161                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  Scudder Blue Chip Portfolio - Class B
    Separate Account Changes 1.55% ..................................            32,460      $  1.158        $      37,596
    Separate Account Changes 1.70% ..................................             9,007         1.157               10,423
    Separate Account Changes 1.75% ..................................                --         1.157                   --
    Separate Account Changes 1.90% ..................................             2,365         1.156                2,734
    Separate Account Changes 1.95% ..................................           179,562         1.156              207,505
    Separate Account Changes 2.10% ..................................           125,558         1.155              144,976
    Separate Account Changes 2.15% ..................................            46,867         1.154               54,100
    Separate Account Changes 2.30% ..................................           179,991         1.153              207,593
    Separate Account Changes 2.50% ..................................             5,171         1.152                5,958
  Scudder Contrarian Value Portfolio - Class B
    Separate Account Changes 1.55% ..................................           130,307         1.165              151,825
    Separate Account Changes 1.70% ..................................            77,472         1.164               90,189
    Separate Account Changes 1.75% ..................................                --         1.164                   --
    Separate Account Changes 1.90% ..................................            39,498         1.163               45,930
    Separate Account Changes 1.95% ..................................           368,171         1.163              428,003
    Separate Account Changes 2.10% ..................................           214,043         1.162              248,619
    Separate Account Changes 2.15% ..................................            39,551         1.161               45,927
    Separate Account Changes 2.30% ..................................           136,169         1.160              157,988
    Separate Account Changes 2.50% ..................................            52,234         1.159               60,536
  Scudder Fixed Income Portfolio - Class B
    Separate Account Changes 1.55% ..................................            42,825         0.991               42,419
    Separate Account Changes 1.70% ..................................            44,718         0.990               44,256
    Separate Account Changes 1.75% ..................................                --         0.989                   --
    Separate Account Changes 1.90% ..................................            30,850         0.989               30,498
    Separate Account Changes 1.95% ..................................           674,796         0.988              666,896
    Separate Account Changes 2.10% ..................................           313,717         0.987              309,785
    Separate Account Changes 2.15% ..................................             1,471         0.987                1,452
    Separate Account Changes 2.30% ..................................           270,053         0.986              266,367
    Separate Account Changes 2.50% ..................................            76,330         0.985               75,204
  Scudder Global Blue Chip Portfolio - Class B
    Separate Account Changes 1.55% ..................................             2,944         1.183                3,482
    Separate Account Changes 1.70% ..................................             3,098         1.182                3,661
    Separate Account Changes 1.75% ..................................                --         1.181                   --
    Separate Account Changes 1.90% ..................................             1,413         1.180                1,669
    Separate Account Changes 1.95% ..................................           119,233         1.180              140,711
    Separate Account Changes 2.10% ..................................            34,683         1.179               40,896
    Separate Account Changes 2.15% ..................................                --         1.179                   --
    Separate Account Changes 2.30% ..................................            24,082         1.178               28,365
    Separate Account Changes 2.50% ..................................                --         1.176                   --
  Scudder Government Securities Portfolio - Class B
    Separate Account Changes 1.55% ..................................            34,617         0.998               34,538
    Separate Account Changes 1.70% ..................................                --         0.997                   --
    Separate Account Changes 1.75% ..................................                --         0.997                   --
    Separate Account Changes 1.90% ..................................            10,475         0.996               10,430
    Separate Account Changes 1.95% ..................................           274,877         0.995              273,633
    Separate Account Changes 2.10% ..................................            96,666         0.995               96,149
    Separate Account Changes 2.15% ..................................             1,451         0.994                1,442
    Separate Account Changes 2.30% ..................................            38,297         0.994               38,049
    Separate Account Changes 2.50% ..................................            32,340         0.992               32,094

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  Scudder Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................                --      $  1.111        $          --
    Separate Account Changes 1.70% ..................................             1,706         1.110                1,893
    Separate Account Changes 1.75% ..................................                --         1.109                   --
    Separate Account Changes 1.90% ..................................            30,229         1.108               33,508
    Separate Account Changes 1.95% ..................................            19,210         1.108               21,288
    Separate Account Changes 2.10% ..................................           171,869         1.107              190,302
    Separate Account Changes 2.15% ..................................                --         1.107                   --
    Separate Account Changes 2.30% ..................................            11,697         1.106               12,938
    Separate Account Changes 2.50% ..................................            41,847         1.105               46,231
  Scudder High Income Portfolio - Class B
    Separate Account Changes 1.55% ..................................            75,380         1.094               82,477
    Separate Account Changes 1.70% ..................................            58,769         1.093               64,247
    Separate Account Changes 1.75% ..................................                --         1.093                   --
    Separate Account Changes 1.90% ..................................           129,297         1.092              141,190
    Separate Account Changes 1.95% ..................................           479,147         1.092              523,074
    Separate Account Changes 2.10% ..................................           180,469         1.091              196,849
    Separate Account Changes 2.15% ..................................                --         1.090                   --
    Separate Account Changes 2.30% ..................................           106,510         1.090              116,046
    Separate Account Changes 2.50% ..................................            51,580         1.088               56,135
  Scudder International Select Equity Portfolio - Class B
    Separate Account Changes 1.55% ..................................            12,608         1.212               15,285
    Separate Account Changes 1.70% ..................................             1,306         1.211                1,582
    Separate Account Changes 1.75% ..................................                --         1.211                   --
    Separate Account Changes 1.90% ..................................            88,264         1.210              106,797
    Separate Account Changes 1.95% ..................................           126,328         1.210              152,809
    Separate Account Changes 2.10% ..................................           161,245         1.209              194,880
    Separate Account Changes 2.15% ..................................                --         1.208                   --
    Separate Account Changes 2.30% ..................................            46,406         1.207               56,023
    Separate Account Changes 2.50% ..................................             6,416         1.206                7,737
  Scudder Money Market Portfolio - Class B
    Separate Account Changes 1.55% ..................................            58,943         0.992               58,501
    Separate Account Changes 1.70% ..................................           195,942         0.992              194,309
    Separate Account Changes 1.75% ..................................                --         0.991                   --
    Separate Account Changes 1.90% ..................................             6,766         0.990                6,702
    Separate Account Changes 1.95% ..................................         1,156,654         0.990            1,145,389
    Separate Account Changes 2.10% ..................................                --         0.989                   --
    Separate Account Changes 2.15% ..................................             8,760         0.989                8,665
    Separate Account Changes 2.30% ..................................         1,744,540         0.988            1,724,158
    Separate Account Changes 2.50% ..................................             1,914         0.987                1,890
  Scudder Small Cap Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................           128,991         1.135              146,420
    Separate Account Changes 1.70% ..................................             8,495         1.134                9,635
    Separate Account Changes 1.75% ..................................                --         1.134                   --
    Separate Account Changes 1.90% ..................................             7,716         1.133                8,741
    Separate Account Changes 1.95% ..................................            92,023         1.133              104,223
    Separate Account Changes 2.10% ..................................           157,706         1.132              178,464
    Separate Account Changes 2.15% ..................................            11,377         1.131               12,871
    Separate Account Changes 2.30% ..................................            25,590         1.130               28,926
    Separate Account Changes 2.50% ..................................             1,694         1.129                1,913

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  Scudder Strategic Income Portfolio - Class B
    Separate Account Changes 1.55% ..................................            12,077      $  0.987        $      11,921
    Separate Account Changes 1.70% ..................................            45,771         0.986               45,145
    Separate Account Changes 1.75% ..................................                --         0.986                   --
    Separate Account Changes 1.90% ..................................            33,347         0.985               32,854
    Separate Account Changes 1.95% ..................................           149,071         0.985              146,825
    Separate Account Changes 2.10% ..................................           167,822         0.984              165,154
    Separate Account Changes 2.15% ..................................            11,724         0.984               11,534
    Separate Account Changes 2.30% ..................................            60,426         0.983               59,398
    Separate Account Changes 2.50% ..................................            40,148         0.982               39,421
  Scudder Technology Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................                --         1.218                   --
    Separate Account Changes 1.70% ..................................             2,906         1.217                3,538
    Separate Account Changes 1.75% ..................................                --         1.217                   --
    Separate Account Changes 1.90% ..................................            23,585         1.216               28,681
    Separate Account Changes 1.95% ..................................           154,677         1.216              188,043
    Separate Account Changes 2.10% ..................................           137,222         1.215              166,681
    Separate Account Changes 2.15% ..................................               686         1.214                  833
    Separate Account Changes 2.30% ..................................           150,171         1.213              182,204
    Separate Account Changes 2.50% ..................................             3,721         1.212                4,510
  Scudder Total Return Portfolio - Class B
    Separate Account Changes 1.55% ..................................            54,839         1.066               58,432
    Separate Account Changes 1.70% ..................................                --         1.065                   --
    Separate Account Changes 1.75% ..................................                --         1.064                   --
    Separate Account Changes 1.90% ..................................            12,272         1.063               13,051
    Separate Account Changes 1.95% ..................................           209,474         1.063              222,697
    Separate Account Changes 2.10% ..................................            39,426         1.062               41,879
    Separate Account Changes 2.15% ..................................                --         1.062                   --
    Separate Account Changes 2.30% ..................................            23,719         1.061               25,167
    Separate Account Changes 2.50% ..................................            19,675         1.060               20,853
  SVS Davis Venture Value Portfolio - Class B
    Separate Account Changes 1.55% ..................................           163,942         1.161              190,260
    Separate Account Changes 1.70% ..................................            61,182         1.160               70,944
    Separate Account Changes 1.75% ..................................                --         1.159                   --
    Separate Account Changes 1.90% ..................................           205,191         1.158              237,663
    Separate Account Changes 1.95% ..................................           260,986         1.158              302,201
    Separate Account Changes 2.10% ..................................           301,679         1.157              349,026
    Separate Account Changes 2.15% ..................................                --         1.157                   --
    Separate Account Changes 2.30% ..................................            34,834         1.156               40,256
    Separate Account Changes 2.50% ..................................            12,988         1.154               14,993
  SVS Dreman Financial Services Portfolio - Class B
    Separate Account Changes 1.55% ..................................                --         1.132                   --
    Separate Account Changes 1.70% ..................................            18,862         1.131               21,335
    Separate Account Changes 1.75% ..................................                --         1.131                   --
    Separate Account Changes 1.90% ..................................             3,862         1.130                4,363
    Separate Account Changes 1.95% ..................................           108,720         1.130              122,802
    Separate Account Changes 2.10% ..................................            76,842         1.129               86,722
    Separate Account Changes 2.15% ..................................             1,412         1.128                1,593
    Separate Account Changes 2.30% ..................................           137,906         1.127              155,462
    Separate Account Changes 2.50% ..................................             3,952         1.126                4,450

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  SVS Dreman High Return Equity Portfolio - Class B
    Separate Account Changes 1.55% ..................................            75,935      $  1.165        $      88,480
    Separate Account Changes 1.70% ..................................            25,292         1.164               29,446
    Separate Account Changes 1.75% ..................................                --         1.164                   --
    Separate Account Changes 1.90% ..................................            16,498         1.163               19,186
    Separate Account Changes 1.95% ..................................           316,633         1.163              368,117
    Separate Account Changes 2.10% ..................................           251,776         1.162              292,469
    Separate Account Changes 2.15% ..................................                --         1.161                   --
    Separate Account Changes 2.30% ..................................            96,780         1.160              112,296
    Separate Account Changes 2.50% ..................................            16,681         1.159               19,333
  SVS Dreman Small Cap Value Portfolio - Class B
    Separate Account Changes 1.55% ..................................           164,572         1.247              205,283
    Separate Account Changes 1.70% ..................................            48,180         1.246               60,048
    Separate Account Changes 1.75% ..................................                --         1.246                   --
    Separate Account Changes 1.90% ..................................           101,766         1.245              126,692
    Separate Account Changes 1.95% ..................................           176,985         1.245              220,271
    Separate Account Changes 2.10% ..................................           151,438         1.244              188,318
    Separate Account Changes 2.15% ..................................             5,444         1.243                6,768
    Separate Account Changes 2.30% ..................................           132,096         1.242              164,082
    Separate Account Changes 2.50% ..................................             7,314         1.241                9,075
  SVS Eagle Focused Large Cap Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................           100,939         1.120              113,101
    Separate Account Changes 1.70% ..................................             5,153         1.120                5,769
    Separate Account Changes 1.75% ..................................                --         1.119                   --
    Separate Account Changes 1.90% ..................................             5,550         1.118                6,207
    Separate Account Changes 1.95% ..................................            70,824         1.118               79,179
    Separate Account Changes 2.10% ..................................            67,484         1.117               75,382
    Separate Account Changes 2.15% ..................................                --         1.117                   --
    Separate Account Changes 2.30% ..................................           200,048         1.116              223,209
    Separate Account Changes 2.50% ..................................            27,322         1.115               30,452
  SVS Focus Value & Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................                --         1.160                   --
    Separate Account Changes 1.70% ..................................                --         1.159                   --
    Separate Account Changes 1.75% ..................................                --         1.159                   --
    Separate Account Changes 1.90% ..................................                --         1.158                   --
    Separate Account Changes 1.95% ..................................            22,217         1.157               25,716
    Separate Account Changes 2.10% ..................................            19,713         1.157               22,799
    Separate Account Changes 2.15% ..................................             1,420         1.156                1,642
    Separate Account Changes 2.30% ..................................             8,209         1.155                9,483
    Separate Account Changes 2.50% ..................................             2,261         1.154                2,609
  SVS Index 500 Portfolio - Class B
    Separate Account Changes 1.55% ..................................            26,170         1.135               29,691
    Separate Account Changes 1.70% ..................................                --         1.134                   --
    Separate Account Changes 1.75% ..................................                --         1.133                   --
    Separate Account Changes 1.90% ..................................            20,158         1.132               22,825
    Separate Account Changes 1.95% ..................................           140,494         1.132              159,039
    Separate Account Changes 2.10% ..................................           126,822         1.131              143,440
    Separate Account Changes 2.15% ..................................                --         1.131                   --
    Separate Account Changes 2.30% ..................................            16,130         1.130               18,223
    Separate Account Changes 2.50% ..................................            11,827         1.128               13,347

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  SVS INVESCO Dynamic Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................             3,340      $  1.178        $       3,934
    Separate Account Changes 1.70% ..................................                --         1.177                   --
    Separate Account Changes 1.75% ..................................                --         1.177                   --
    Separate Account Changes 1.90% ..................................                --         1.176                   --
    Separate Account Changes 1.95% ..................................            70,396         1.175               82,730
    Separate Account Changes 2.10% ..................................            11,405         1.174               13,392
    Separate Account Changes 2.15% ..................................                --         1.174                   --
    Separate Account Changes 2.30% ..................................                --         1.173                   --
    Separate Account Changes 2.50% ..................................                --         1.172                   --
  SVS Janus Growth And Income Portfolio - Class B
    Separate Account Changes 1.55% ..................................            16,750         1.122               18,796
    Separate Account Changes 1.70% ..................................            72,596         1.121               81,390
    Separate Account Changes 1.75% ..................................                --         1.121                   --
    Separate Account Changes 1.90% ..................................           119,673         1.120              134,020
    Separate Account Changes 1.95% ..................................           142,475         1.120              159,512
    Separate Account Changes 2.10% ..................................           136,720         1.119              152,940
    Separate Account Changes 2.15% ..................................                --         1.118                   --
    Separate Account Changes 2.30% ..................................            64,618         1.117               72,203
    Separate Account Changes 2.50% ..................................            24,774         1.116               27,651
  SVS Janus Growth Opportunities Portfolio - Class B
    Separate Account Changes 1.55% ..................................            11,797         1.113               13,126
    Separate Account Changes 1.70% ..................................                --         1.112                   --
    Separate Account Changes 1.75% ..................................                --         1.111                   --
    Separate Account Changes 1.90% ..................................            73,182         1.110               81,266
    Separate Account Changes 1.95% ..................................             9,683         1.110               10,749
    Separate Account Changes 2.10% ..................................            23,775         1.109               26,371
    Separate Account Changes 2.15% ..................................                --         1.109                   --
    Separate Account Changes 2.30% ..................................                --         1.108                   --
    Separate Account Changes 2.50% ..................................                --         1.107                   --
  SVS MFS Strategic Value Portfolio - Class B
    Separate Account Changes 1.55% ..................................             9,054         1.124               10,181
    Separate Account Changes 1.70% ..................................             6,048         1.124                6,795
    Separate Account Changes 1.75% ..................................                --         1.123                   --
    Separate Account Changes 1.90% ..................................             1,201         1.122                1,347
    Separate Account Changes 1.95% ..................................           258,963         1.122              290,548
    Separate Account Changes 2.10% ..................................            96,715         1.121              108,420
    Separate Account Changes 2.15% ..................................                --         1.121                   --
    Separate Account Changes 2.30% ..................................            78,890         1.120               88,338
    Separate Account Changes 2.50% ..................................             3,966         1.119                4,436
  SVS Oak Strategic Equity Portfolio - Class B
    Separate Account Changes 1.55% ..................................             3,270         1.196                3,911
    Separate Account Changes 1.70% ..................................            32,143         1.195               38,419
    Separate Account Changes 1.75% ..................................                --         1.195                   --
    Separate Account Changes 1.90% ..................................                --         1.194                   --
    Separate Account Changes 1.95% ..................................           105,874         1.194              126,373
    Separate Account Changes 2.10% ..................................            64,331         1.193               76,721
    Separate Account Changes 2.15% ..................................                --         1.192                   --
    Separate Account Changes 2.30% ..................................            21,468         1.191               25,574
    Separate Account Changes 2.50% ..................................             8,848         1.190               10,529

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  SVS Turner Mid Cap Growth Portfolio - Class B
    Separate Account Changes 1.55% ..................................            69,432      $  1.215        $      84,393
    Separate Account Changes 1.70% ..................................             2,851         1.214                3,463
    Separate Account Changes 1.75% ..................................                --         1.214                   --
    Separate Account Changes 1.90% ..................................            12,043         1.213               14,609
    Separate Account Changes 1.95% ..................................            56,446         1.213               68,455
    Separate Account Changes 2.10% ..................................           111,862         1.212              135,547
    Separate Account Changes 2.15% ..................................               679         1.211                  823
    Separate Account Changes 2.30% ..................................            58,161         1.210               70,396
    Separate Account Changes 2.50% ..................................            13,836         1.209               16,728

The Alger American Fund
  Alger American Balanced Portfolio - Class S Shares
    Separate Account Changes 1.55% ..................................            12,814         1.065               13,644
    Separate Account Changes 1.70% ..................................                --         1.064                   --
    Separate Account Changes 1.75% ..................................                --         1.064                   --
    Separate Account Changes 1.90% ..................................           127,667         1.063              135,670
    Separate Account Changes 1.95% ..................................           167,125         1.062              177,553
    Separate Account Changes 2.10% ..................................           282,636         1.061              300,017
    Separate Account Changes 2.15% ..................................                --         1.061                   --
    Separate Account Changes 2.30% ..................................           113,890         1.060              120,758
    Separate Account Changes 2.50% ..................................            30,769         1.059               32,588
  Alger American Leveraged AllCap Portfolio - Class S Shares
    Separate Account Changes 1.55% ..................................                --         1.124                   --
    Separate Account Changes 1.70% ..................................             3,126         1.123                3,509
    Separate Account Changes 1.75% ..................................                --         1.122                   --
    Separate Account Changes 1.90% ..................................            10,537         1.121               11,816
    Separate Account Changes 1.95% ..................................            74,428         1.121               83,436
    Separate Account Changes 2.10% ..................................            67,173         1.120               75,240
    Separate Account Changes 2.15% ..................................                --         1.120                   --
    Separate Account Changes 2.30% ..................................            28,907         1.119               32,342
    Separate Account Changes 2.50% ..................................             2,820         1.118                3,152

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Changes 1.55% ..................................            78,242         1.141               89,257
    Separate Account Changes 1.70% ..................................            27,712         1.140               31,584
    Separate Account Changes 1.75% ..................................             3,938         1.139                4,487
    Separate Account Changes 1.90% ..................................            10,856         1.138               12,355
    Separate Account Changes 1.95% ..................................           224,396         1.138              255,296
    Separate Account Changes 2.10% ..................................           151,788         1.137              172,528
    Separate Account Changes 2.15% ..................................                --         1.136                   --
    Separate Account Changes 2.30% ..................................             7,798         1.135                8,852
    Separate Account Changes 2.50% ..................................                --         1.134                   --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Changes 1.55% ..................................           126,190         1.300              164,011
    Separate Account Changes 1.70% ..................................            32,105         1.298               41,688
    Separate Account Changes 1.75% ..................................             3,151         1.298                4,090
    Separate Account Changes 1.90% ..................................                --         1.297                   --
    Separate Account Changes 1.95% ..................................           107,968         1.296              139,948
    Separate Account Changes 2.10% ..................................            56,684         1.295               73,406

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio (continued)
    Separate Account Changes 2.15% ..................................                --      $  1.294        $          --
    Separate Account Changes 2.30% ..................................            18,218         1.293               23,560
    Separate Account Changes 2.50% ..................................                --         1.291                   --
  Equity Income Portfolio
    Separate Account Changes 1.55% ..................................           152,992         1.235              188,937
    Separate Account Changes 1.70% ..................................            83,835         1.234              103,435
    Separate Account Changes 1.75% ..................................                --         1.233                   --
    Separate Account Changes 1.90% ..................................            29,675         1.232               36,564
    Separate Account Changes 1.95% ..................................           531,796         1.232              654,971
    Separate Account Changes 2.10% ..................................           197,581         1.230              243,118
    Separate Account Changes 2.15% ..................................            33,915         1.230               41,714
    Separate Account Changes 2.30% ..................................            45,432         1.229               55,827
    Separate Account Changes 2.50% ..................................                --         1.227                   --
  Federated High Yield Portfolio
    Separate Account Changes 1.55% ..................................           198,335         1.109              219,912
    Separate Account Changes 1.70% ..................................            51,969         1.108               57,570
    Separate Account Changes 1.75% ..................................                --         1.107                   --
    Separate Account Changes 1.90% ..................................                --         1.106                   --
    Separate Account Changes 1.95% ..................................           160,664         1.106              177,663
    Separate Account Changes 2.10% ..................................            47,057         1.105               51,987
    Separate Account Changes 2.15% ..................................                --         1.104                   --
    Separate Account Changes 2.30% ..................................            21,362         1.103               23,568
    Separate Account Changes 2.50% ..................................                --         1.102                   --
  Federated Stock Portfolio
    Separate Account Changes 1.55% ..................................             2,080         1.251                2,603
    Separate Account Changes 1.70% ..................................             1,345         1.250                1,682
    Separate Account Changes 1.75% ..................................                --         1.250                   --
    Separate Account Changes 1.90% ..................................             8,102         1.248               10,115
    Separate Account Changes 1.95% ..................................            18,244         1.248               22,766
    Separate Account Changes 2.10% ..................................            36,696         1.247               45,750
    Separate Account Changes 2.15% ..................................                --         1.246                   --
    Separate Account Changes 2.30% ..................................             5,945         1.245                7,402
    Separate Account Changes 2.50% ..................................                --         1.243                   --
  Large Cap Portfolio
    Separate Account Changes 1.55% ..................................           161,977         1.189              192,552
    Separate Account Changes 1.70% ..................................            26,643         1.188               31,643
    Separate Account Changes 1.75% ..................................                --         1.187                   --
    Separate Account Changes 1.90% ..................................                --         1.186                   --
    Separate Account Changes 1.95% ..................................           179,360         1.186              212,641
    Separate Account Changes 2.10% ..................................            83,869         1.184               99,337
    Separate Account Changes 2.15% ..................................                --         1.184                   --
    Separate Account Changes 2.30% ..................................             2,806         1.183                3,319
    Separate Account Changes 2.50% ..................................                --         1.181                   --
  Lazard International Stock Portfolio
    Separate Account Changes 1.55% ..................................            38,252         1.266               48,433
    Separate Account Changes 1.70% ..................................             4,766         1.265                6,029
    Separate Account Changes 1.75% ..................................                --         1.264                   --
    Separate Account Changes 1.90% ..................................             5,268         1.263                6,655
    Separate Account Changes 1.95% ..................................            42,404         1.263               53,545
    Separate Account Changes 2.10% ..................................             4,015         1.262                5,065

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Lazard International Stock Portfolio (continued)
    Separate Account Changes 2.15% ..................................                --      $  1.261        $          --
    Separate Account Changes 2.30% ..................................                --         1.260                   --
    Separate Account Changes 2.50% ..................................                --         1.258                   --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Changes 1.55% ..................................            31,020         1.161               36,029
    Separate Account Changes 1.70% ..................................                --         1.160                   --
    Separate Account Changes 1.75% ..................................             1,562         1.160                1,812
    Separate Account Changes 1.90% ..................................             9,646         1.159               11,178
    Separate Account Changes 1.95% ..................................            24,469         1.158               28,343
    Separate Account Changes 2.10% ..................................            13,986         1.157               16,185
    Separate Account Changes 2.15% ..................................                --         1.157                   --
    Separate Account Changes 2.30% ..................................            48,161         1.156               55,660
    Separate Account Changes 2.50% ..................................                --         1.154                   --
  MFS Emerging Growth Portfolio
    Separate Account Changes 1.55% ..................................            29,652         1.197               35,490
    Separate Account Changes 1.70% ..................................            14,978         1.196               17,911
    Separate Account Changes 1.75% ..................................                --         1.195                   --
    Separate Account Changes 1.90% ..................................            11,178         1.194               13,348
    Separate Account Changes 1.95% ..................................           106,280         1.194              126,861
    Separate Account Changes 2.10% ..................................            28,814         1.193               34,362
    Separate Account Changes 2.15% ..................................             2,852         1.192                3,400
    Separate Account Changes 2.30% ..................................            47,919         1.191               57,067
    Separate Account Changes 2.50% ..................................                --         1.189                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Changes 1.55% ..................................            41,032         1.282               52,607
    Separate Account Changes 1.70% ..................................             8,597         1.281               11,011
    Separate Account Changes 1.75% ..................................                --         1.280                   --
    Separate Account Changes 1.90% ..................................            12,165         1.279               15,561
    Separate Account Changes 1.95% ..................................           190,175         1.279              243,162
    Separate Account Changes 2.10% ..................................           107,711         1.277              137,593
    Separate Account Changes 2.15% ..................................                --         1.277                   --
    Separate Account Changes 2.30% ..................................            40,154         1.276               51,225
    Separate Account Changes 2.50% ..................................             5,805         1.274                7,396
  Pioneer Fund Portfolio
    Separate Account Changes 1.55% ..................................                --         1.192                   --
    Separate Account Changes 1.70% ..................................                --         1.190                   --
    Separate Account Changes 1.75% ..................................                --         1.190                   --
    Separate Account Changes 1.90% ..................................                --         1.189                   --
    Separate Account Changes 1.95% ..................................            46,605         1.188               55,382
    Separate Account Changes 2.10% ..................................            23,910         1.187               28,387
    Separate Account Changes 2.15% ..................................                --         1.187                   --
    Separate Account Changes 2.30% ..................................                --         1.186                   --
    Separate Account Changes 2.50% ..................................             4,732         1.184                5,603

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Travelers Quality Bond Portfolio
    Separate Account Changes 1.55% ..................................           710,242      $  1.015        $     721,142
    Separate Account Changes 1.70% ..................................           119,596         1.014              121,318
    Separate Account Changes 1.75% ..................................             3,963         1.014                4,018
    Separate Account Changes 1.90% ..................................            11,802         1.013               11,956
    Separate Account Changes 1.95% ..................................           657,775         1.013              666,062
    Separate Account Changes 2.10% ..................................           309,145         1.012              312,746
    Separate Account Changes 2.15% ..................................            10,533         1.011               10,651
    Separate Account Changes 2.30% ..................................            86,278         1.010               87,166
    Separate Account Changes 2.50% ..................................                --         1.009                   --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Changes 1.55% ..................................            63,002         1.226               77,236
    Separate Account Changes 1.70% ..................................            13,412         1.225               16,427
    Separate Account Changes 1.75% ..................................                --         1.224                   --
    Separate Account Changes 1.90% ..................................             5,147         1.223                6,295
    Separate Account Changes 1.95% ..................................           126,080         1.223              154,147
    Separate Account Changes 2.10% ..................................            77,447         1.221               94,600
    Separate Account Changes 2.15% ..................................                --         1.221                   --
    Separate Account Changes 2.30% ..................................            10,359         1.220               12,636
    Separate Account Changes 2.50% ..................................             5,362         1.218                6,532
  MFS Total Return Portfolio
    Separate Account Changes 1.55% ..................................           279,557         1.126              314,821
    Separate Account Changes 1.70% ..................................           133,936         1.125              150,691
    Separate Account Changes 1.75% ..................................             6,907         1.125                7,767
    Separate Account Changes 1.90% ..................................           165,411         1.124              185,852
    Separate Account Changes 1.95% ..................................         1,606,254         1.123            1,803,991
    Separate Account Changes 2.10% ..................................           578,278         1.122              648,860
    Separate Account Changes 2.15% ..................................            80,150         1.122               89,896
    Separate Account Changes 2.30% ..................................           421,068         1.121              471,823
    Separate Account Changes 2.50% ..................................            14,792         1.119               16,552
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Changes 1.55% ..................................             5,007         0.999                5,002
    Separate Account Changes 1.70% ..................................            11,739         0.998               11,720
    Separate Account Changes 1.75% ..................................                --         0.998                   --
    Separate Account Changes 1.90% ..................................                --         0.998                   --
    Separate Account Changes 1.95% ..................................            82,756         0.998               82,563
    Separate Account Changes 2.10% ..................................           234,838         0.997              234,187
    Separate Account Changes 2.15% ..................................                --         0.997                   --
    Separate Account Changes 2.30% ..................................                --         0.997                   --
    Separate Account Changes 2.50% ..................................                --         0.996                   --
  Strategic Equity Portfolio
    Separate Account Changes 1.55% ..................................            79,991         1.229               98,286
    Separate Account Changes 1.70% ..................................             9,971         1.228               12,239
    Separate Account Changes 1.75% ..................................                --         1.227                   --
    Separate Account Changes 1.90% ..................................            15,652         1.226               19,188
    Separate Account Changes 1.95% ..................................           346,579         1.225              424,694
    Separate Account Changes 2.10% ..................................            29,152         1.224               35,689
    Separate Account Changes 2.15% ..................................             8,236         1.224               10,079

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio (continued)
    Separate Account Changes 2.30% ..................................            10,833      $  1.223        $      13,244
    Separate Account Changes 2.50% ..................................                --         1.221                   --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................           121,041         1.261              152,638
    Separate Account Changes 1.70% ..................................             8,903         1.260               11,217
    Separate Account Changes 1.75% ..................................                --         1.259                   --
    Separate Account Changes 1.90% ..................................            26,268         1.258               33,049
    Separate Account Changes 1.95% ..................................           121,260         1.258              152,500
    Separate Account Changes 2.10% ..................................           196,779         1.256              247,246
    Separate Account Changes 2.15% ..................................            66,375         1.256               83,364
    Separate Account Changes 2.30% ..................................            32,634         1.255               40,949
    Separate Account Changes 2.50% ..................................             5,339         1.253                6,690
  Enterprise Portfolio - Class II Shares
    Separate Account Changes 1.55% ..................................             1,155         1.188                1,371
    Separate Account Changes 1.70% ..................................                --         1.187                   --
    Separate Account Changes 1.75% ..................................                --         1.186                   --
    Separate Account Changes 1.90% ..................................             5,277         1.185                6,254
    Separate Account Changes 1.95% ..................................            99,991         1.185              118,447
    Separate Account Changes 2.10% ..................................            25,844         1.183               30,585
    Separate Account Changes 2.15% ..................................                --         1.183                   --
    Separate Account Changes 2.30% ..................................                --         1.182                   --
    Separate Account Changes 2.50% ..................................             2,775         1.180                3,275

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Changes 1.55% ..................................            90,383         1.240              112,063
    Separate Account Changes 1.70% ..................................            25,197         1.239               31,212
    Separate Account Changes 1.75% ..................................                --         1.238                   --
    Separate Account Changes 1.90% ..................................             4,327         1.237                5,353
    Separate Account Changes 1.95% ..................................           241,132         1.237              298,164
    Separate Account Changes 2.10% ..................................           293,339         1.235              362,382
    Separate Account Changes 2.15% ..................................            65,788         1.235               81,238
    Separate Account Changes 2.30% ..................................            71,351         1.234               88,026
    Separate Account Changes 2.50% ..................................             8,342         1.232               10,277

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Changes 1.55% ..................................            22,272         1.185               26,400
    Separate Account Changes 1.70% ..................................                --         1.184                   --
    Separate Account Changes 1.75% ..................................                --         1.184                   --
    Separate Account Changes 1.90% ..................................                --         1.183                   --
    Separate Account Changes 1.95% ..................................            24,828         1.182               29,352
    Separate Account Changes 2.10% ..................................            28,989         1.181               34,239
    Separate Account Changes 2.15% ..................................                --         1.181                   --
    Separate Account Changes 2.30% ..................................                --         1.179                   --
    Separate Account Changes 2.50% ..................................                --         1.178                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
    Separate Account Changes 1.55% ..................................           178,932      $  1.411        $     252,476
    Separate Account Changes 1.70% ..................................            25,494         1.410               35,939
    Separate Account Changes 1.75% ..................................                --         1.409                   --
    Separate Account Changes 1.90% ..................................                --         1.408                   --
    Separate Account Changes 1.95% ..................................           190,459         1.407              268,015
    Separate Account Changes 2.10% ..................................            58,696         1.406               82,520
    Separate Account Changes 2.15% ..................................             5,056         1.405                7,105
    Separate Account Changes 2.30% ..................................            67,883         1.404               95,307
    Separate Account Changes 2.50% ..................................             2,722         1.402                3,816
                                                                                                             -------------

Net Contract Owners' Equity .........................................                                        $ 123,829,775
                                                                                                             =============

                                                                               FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS
5. STATEMENT OF INVESTMENTS                                                           COMMENCED) TO DECEMBER 31, 2003
                                                                          ----------------------------------------------------
INVESTMENTS                                                                 NO. OF        MARKET       COST OF       PROCEEDS
                                                                            SHARES        VALUE       PURCHASES     FROM SALES
                                                                          ----------    ----------    ----------    ----------
CAPITAL APPRECIATION FUND (0.3%)
    Total (Cost $317,541)                                                      6,244    $  345,986    $  320,175    $    2,729
                                                                          ----------    ----------    ----------    ----------

MONEY MARKET PORTFOLIO (3.8%)
    Total (Cost $4,652,367)                                                4,652,367     4,652,367     8,619,610     3,967,243
                                                                          ----------    ----------    ----------    ----------

AIM VARIABLE INSURANCE FUNDS INC. (2.2%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $1,506,991)            75,896     1,605,951     1,604,535       101,512
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $1,089,986)             96,706     1,161,439     1,137,343        48,774
                                                                          ----------    ----------    ----------    ----------
    Total (Cost $2,596,977)                                                  172,602     2,767,390     2,741,878       150,286
                                                                          ----------    ----------    ----------    ----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $421,933)                                                     20,932       446,471       454,962        33,947
                                                                          ----------    ----------    ----------    ----------

AMERICAN FUNDS INSURANCE SERIES (5.8%)
  Global Growth Fund - Class 2 Shares (Cost $1,102,957)                       82,170     1,253,094     1,105,973         3,298
  Growth Fund - Class 2 Shares (Cost $2,577,943)                              61,923     2,817,510     2,654,958        79,945
  Growth-Income Fund - Class 2 Shares (Cost $2,888,204)                       94,147     3,152,052     2,890,867         2,814
                                                                          ----------    ----------    ----------    ----------
    Total (Cost $6,569,104)                                                  238,240     7,222,656     6,651,798        86,057
                                                                          ----------    ----------    ----------    ----------

CREDIT SUISSE TRUST (0.1%)
  Emerging Markets Portfolio (Cost $57,259)                                    5,922        62,951        57,709           487
  Global Post-Venture Capital Portfolio (Cost $30,767)                         3,568        33,722        32,758         2,096
                                                                          ----------    ----------    ----------    ----------
    Total (Cost $88,026)                                                       9,490        96,673        90,467         2,583
                                                                          ----------    ----------    ----------    ----------

DELAWARE VIP TRUST (0.7%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $769,337)                                                     55,708       843,420       776,178         7,328
                                                                          ----------    ----------    ----------    ----------

DREYFUS INVESTMENT PORTFOLIO (0.7%)
  Dreyfus MidCap Stock Portfolio - Service Shares
    Total (Cost $855,869)                                                     56,953       898,718       865,622        10,182
                                                                          ----------    ----------    ----------    ----------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.0%)
  Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
    Total (Cost $18,120)                                                         837        19,822        18,195            79
                                                                          ----------    ----------    ----------    ----------

DREYFUS VARIABLE INVESTMENT FUND (1.5%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $670,907)         20,835       717,156       683,689        13,267
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $1,042,454)                                                         30,553     1,142,367     1,051,343         9,300
                                                                          ----------    ----------    ----------    ----------
    Total (Cost $1,713,361)                                                   51,388     1,859,523     1,735,032        22,567
                                                                          ----------    ----------    ----------    ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.0%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $2,825,637)                                                        187,966     3,024,369     2,840,485        15,156
  Franklin Small Cap Fund - Class 2 Shares (Cost $1,254,278)                  76,941     1,341,087     1,322,020        70,547
  Mutual Shares Securities Fund - Class 2 Shares (Cost $647,025)              47,523       707,614       666,496        19,633
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $234,110)                                                           36,724       260,376       234,536           458
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $1,159,090)       103,333     1,264,791     1,170,011        11,111
  Templeton Growth Securities Fund - Class 2 Shares (Cost $789,571)           78,010       872,927       801,380        12,301
                                                                          ----------    ----------    ----------    ----------
    Total (Cost $6,909,711)                                                  530,497     7,471,164     7,034,928       129,206
                                                                          ----------    ----------    ----------    ----------

                                                                                   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS
5. STATEMENT OF INVESTMENTS (CONTINUED)                                             COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)
                                                                               -----------------------------------------------------
INVESTMENTS                                                                       NO. OF        MARKET       COST OF       PROCEEDS
                                                                                  SHARES        VALUE       PURCHASES     FROM SALES
                                                                               -----------   -----------   -----------   -----------
GREENWICH STREET SERIES FUND (4.4%)
  Equity Index Portfolio - Class II Shares (Cost $1,617,005)                        64,007   $ 1,736,516   $ 1,648,272   $    32,494
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    (Cost $636,758)                                                                 35,585       692,490       640,428         3,831
  Salomon Brothers Variable Emerging Growth Fund - Class II Shares
    (Cost $2,392,820)                                                              131,493     2,544,393     2,456,916        65,614
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $429,119)                                                                102,161       466,875       447,079        18,676
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $5,075,702)                                                        333,246     5,440,274     5,192,695       120,615
                                                                               -----------   -----------   -----------   -----------

INVESCO VARIABLE INVESTMENT FUNDS, INC. (0.1%)
  INVESCO VIF - Utilities Fund
    Total (Cost $73,111)                                                             6,074        78,718        75,283         2,217
                                                                               -----------   -----------   -----------   -----------

JANUS ASPEN SERIES (1.0%)
  Balanced Portfolio - Service Shares (Cost $507,560)                               22,257       530,170       513,212         5,836
  Global Life Sciences Portfolio - Service Shares (Cost $178,453)                   28,071       193,412       194,696        16,382
  Global Technology Portfolio - Service Shares (Cost $238,120)                      76,492       270,017       240,263         2,354
  Worldwide Growth Portfolio - Service Shares (Cost $215,096)                        9,186       236,086       216,215         1,152
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $1,139,229)                                                        136,006     1,229,685     1,164,386        25,724
                                                                               -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.4%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $493,976)                                                           36,491       536,776       506,873        13,167
                                                                               -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (0.9%)
  Growth and Income Portfolio (Cost $470,952)                                       20,856       511,379       477,855         7,123
  Mid-Cap Value Portfolio (Cost $545,327)                                           34,578       589,213       552,220         7,237
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $1,016,279)                                                         55,434     1,100,592     1,030,075        14,360
                                                                               -----------   -----------   -----------   -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.4%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    (Cost $1,457,501)                                                               45,034     1,555,027     1,571,534       116,987
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $1,256,107)          54,790     1,367,559     1,275,231        20,193
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $2,713,608)                                                         99,824     2,922,586     2,846,765       137,180
                                                                               -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (2.5%)
  Real Return Portfolio - Administrative Class (Cost $657,917)                      53,305       658,847       753,406        95,320
  Total Return Portfolio - Administrative Class (Cost $2,422,056)                  234,313     2,427,478     2,692,369       268,271
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $3,079,973)                                                        287,618     3,086,325     3,445,775       363,591
                                                                               -----------   -----------   -----------   -----------

PIONEER VARIABLE CONTRACTS TRUST (33.5%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $2,313,867)         222,958     2,312,078     2,459,594       144,636
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $2,771,933)               205,883     2,886,483     2,799,206        27,279
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $570,649)          36,714       634,058       589,234        19,998
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $2,936,199)          172,739     3,142,116     3,022,446        86,995
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $122,567)                    16,068       142,843       123,442           928
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $4,601,114)                   263,406     4,915,159     4,622,139        20,971
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $1,916,210)          167,206     2,023,188     2,029,361       116,959
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $13,708,304)          1,242,530    14,226,965    15,662,439     1,936,417
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $711,597)                                                                 76,302       766,071       720,323         9,128
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $2,605,662)          140,119     2,847,213     2,742,254       145,021
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $1,690,463)                                                               95,595     1,773,286     1,709,183        19,515
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $1,799,593)        157,000     1,957,788     1,874,596        76,259
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $453,920)             42,858       486,438       483,659        31,009
  Pioneer Strategic Income VCT Portfolio - Class II Shares (Cost $2,593,028)       242,873     2,674,029     2,692,520       100,791
  Pioneer Value VCT Portfolio - Class II Shares (Cost $740,943)                     66,099       795,831       828,043        88,122
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $39,536,049)                                                     3,148,350    41,583,546    42,358,439     2,824,028
                                                                               -----------   -----------   -----------   -----------

                                                                                  FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS
5. STATEMENT OF INVESTMENTS (CONTINUED)                                           COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)
                                                                             ----------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET        COST OF      PROCEEDS
                                                                               SHARES        VALUE        PURCHASES    FROM SALES
                                                                             ----------    ----------    ----------    ----------
PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $140,377)          12,212    $  156,921    $  140,888    $      536
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $747,326)               48,347       876,049       773,084        27,918
                                                                             ----------    ----------    ----------    ----------
    Total (Cost $887,703)                                                        60,559     1,032,970       913,972        28,454
                                                                             ----------    ----------    ----------    ----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.4%)
  All Cap Fund - Class I (Cost $465,247)                                         33,050       516,237       467,213         2,094
  Investors Fund - Class I (Cost $700,051)                                       60,146       763,248       715,570        16,276
  Large Cap Growth Fund - Class I (Cost $407,320)                                37,593       438,705       411,299         4,207
  Small Cap Growth Fund - Class I (Cost $662,183)                                59,582       729,279       664,438         2,457
  Total Return Fund - Class II (Cost $1,747,241)                                166,719     1,812,238     1,799,910        53,730
                                                                             ----------    ----------    ----------    ----------
    Total (Cost $3,982,042)                                                     357,090     4,259,707     4,058,430        78,764
                                                                             ----------    ----------    ----------    ----------

SCUDDER INVESTMENTS VIT FUNDS (0.5%)
  Scudder Real Estate Securities Portfolio - Class B
    Total (Cost $553,761)                                                        46,789       589,069       559,763         6,266
                                                                             ----------    ----------    ----------    ----------

SCUDDER VARIABLE SERIES I (1.7%)
  21st Century Growth Portfolio - Class B (Cost $83,565)                         18,192        85,868        83,850           289
  Capital Growth Portfolio - Class B (Cost $358,533)                             25,888       375,895       369,593        11,099
  Global Discovery Portfolio - Class B (Cost $311,601)                           33,526       343,645       312,615         1,073
  Growth and Income Portfolio - Class B (Cost $428,494)                          54,413       460,880       444,811        16,614
  Health Sciences Portfolio - Class B (Cost $505,025)                            49,702       542,253       517,830        13,022
  International Portfolio - Class B (Cost $271,151)                              35,547       292,905       275,673         4,766
                                                                             ----------    ----------    ----------    ----------
    Total (Cost $1,958,369)                                                     217,268     2,101,446     2,004,372        46,863
                                                                             ----------    ----------    ----------    ----------

SCUDDER VARIABLE SERIES II (14.5%)
  Scudder Aggressive Growth Portfolio - Class B (Cost $223,750)                  24,629       232,006       225,609         1,919
  Scudder Blue Chip Portfolio - Class B (Cost $617,559)                          56,870       671,066       635,754        18,776
  Scudder Contrarian Value Portfolio - Class B (Cost $1,136,309)                 84,491     1,229,340     1,143,792         7,777
  Scudder Fixed Income Portfolio - Class B (Cost $1,417,973)                    118,391     1,437,269     1,446,344        28,564
  Scudder Global Blue Chip Portfolio - Class B (Cost $202,124)                   21,083       218,837       202,614           509
  Scudder Government Securities Portfolio - Class B (Cost $481,607)              38,886       486,468       487,569         5,957
  Scudder Growth Portfolio - Class B (Cost $290,116)                             16,617       306,249       291,051           958
  Scudder High Income Portfolio - Class B (Cost $1,113,595)                     140,349     1,180,336     1,153,861        40,702
  Scudder International Select Equity Portfolio - Class B (Cost $476,899)        52,735       535,258       480,812         4,113
  Scudder Money Market Portfolio - Class B (Cost $3,140,031)                  3,140,031     3,140,031     3,278,768       138,737
  Scudder Small Cap Growth Portfolio - Class B (Cost $477,376)                   43,517       491,311       481,468         4,071
  Scudder Strategic Income Portfolio - Class B (Cost $498,128)                   43,497       512,396       520,180        22,170
  Scudder Technology Growth Portfolio - Class B (Cost $525,004)                  65,301       574,650       535,215        10,967
  Scudder Total Return Portfolio - Class B (Cost $368,568)                       17,976       382,178       437,497        68,903
  SVS Davis Venture Value Portfolio - Class B (Cost $1,128,065)                 117,167     1,205,651     1,129,916         1,943
  SVS Dreman Financial Services Portfolio - Class B (Cost $370,740)              32,237       396,836       382,918        12,590
  SVS Dreman High Return Equity Portfolio - Class B (Cost $847,841)              82,555       929,573       889,713        41,665
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $890,266)                 61,184       980,782       901,450        11,899
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $502,655)         62,100       533,440       513,588        11,268
  SVS Focus Value & Growth Portfolio - Class B (Cost $56,195)                     4,922        62,266        56,446           266
  SVS Index 500 Portfolio - Class B (Cost $360,979)                              46,475       386,670       365,867         5,048
  SVS INVESCO Dynamic Growth Portfolio - Class B (Cost $94,150)                  12,190       100,083        94,834           706
  SVS Janus Growth And Income Portfolio - Class B (Cost $611,959)                73,155       646,687       618,654         6,842
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $121,311)             19,120       131,546       121,820           531
  SVS MFS Strategic Value Portfolio - Class B (Cost $479,820)                    49,922       510,203       487,887         7,998
  SVS Oak Strategic Equity Portfolio - Class B (Cost $266,007)                   41,230       281,604       266,789           810

                                                                                  FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS
5. STATEMENT OF INVESTMENTS (CONTINUED)                                            COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES         VALUE        PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $380,740)                  44,628        394,510        381,288            571
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $17,079,767)                                                  4,511,258     17,957,246     17,531,704        456,260
                                                                           ------------   ------------   ------------   ------------

THE ALGER AMERICAN FUND (0.8%)
  Alger American Balanced Portfolio - Class S Shares (Cost $748,670)             58,505        780,451      1,086,313        345,542
  Alger American Leveraged AllCap Portfolio - Class S Shares
    (Cost $199,633)                                                               7,495        209,549        243,731         43,093
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $948,303)                                                        66,000        990,000      1,330,044        388,635
                                                                           ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (5.4%)
  Convertible Securities Portfolio (Cost $561,489)                               48,400        574,504        586,195         25,445
  Disciplined Mid Cap Stock Portfolio (Cost $407,378)                            25,547        446,814        414,797          7,360
  Equity Income Portfolio (Cost $1,219,930)                                      79,862      1,324,911      1,221,876          2,051
  Federated High Yield Portfolio (Cost $534,834)                                 63,119        530,829        560,624         26,509
  Federated Stock Portfolio (Cost $82,861)                                        5,948         90,343         84,277          1,476
  Large Cap Portfolio (Cost $495,699)                                            40,943        539,625        501,627          6,231
  Lazard International Stock Portfolio (Cost $107,164)                           11,964        119,755        108,031            916
  Merrill Lynch Large Cap Core Portfolio (Cost $142,211)                         19,012        149,248        142,627            429
  MFS Emerging Growth Portfolio (Cost $275,501)                                  30,857        288,516        276,166            683
  MFS Mid Cap Growth Portfolio (Cost $489,724)                                   75,391        518,693        512,207         23,304
  Pioneer Fund Portfolio (Cost $82,411)                                           8,186         89,396         82,833            441
  Travelers Quality Bond Portfolio (Cost $1,993,602)                            172,662      1,935,537      2,170,729        177,012
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $6,392,804)                                                     581,891      6,608,171      6,661,989        271,857
                                                                           ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (4.0%)
  AIM Capital Appreciation Portfolio (Cost $341,298)                             36,577        367,967        342,659          1,428
  MFS Total Return Portfolio (Cost $3,580,526)                                  227,573      3,691,239      3,597,806         17,530
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $334,168)           33,357        333,565        334,276            109
  Strategic Equity Portfolio (Cost $564,549)                                     38,039        613,577        582,459         18,533
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $4,820,541)                                                     335,546      5,006,348      4,857,200         37,600
                                                                           ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.7%)
  Comstock Portfolio - Class II Shares (Cost $660,265)                           61,944        727,846        673,318         13,595
  Enterprise Portfolio - Class II Shares (Cost $148,616)                         12,193        159,975        152,071          3,520
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $808,881)                                                        74,137        887,821        825,389         17,115
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (0.8%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $909,299)                                                        43,130        988,976        910,415          1,183
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.7%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $84,597)        12,822         90,014         86,772          2,173
  Mid Cap Portfolio - Service Class 2 (Cost $653,868)                            31,096        745,367        673,049         20,601
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $738,465)                                                        43,918        835,381        759,821         22,774
                                                                           ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $117,120,208)                                                                     $123,859,827   $126,342,235   $  9,268,860
                                                                                          ============   ============   ============

6. FINANCIAL HIGHLIGHTS

                                                                                             INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE     NET       MENT(1)     RATIO(2)       RETURN(3)
                                                  ENDED   UNITS     LOWEST TO     ASSETS     INCOME      LOWEST TO      LOWEST TO
                                                  DEC 31  (000S)    HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ------  ------   -------------  -------   ---------   -----------  ---------------
CAPITAL APPRECIATION FUND                           2003     285   1.210 - 1.217      346        0.10   1.55 - 2.30     6.49 - 16.02

MONEY MARKET PORTFOLIO                              2003   4,684   0.988 - 0.994    4,652        0.40   1.55 - 2.50  (0.90) - (0.50)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund - Series II    2003   1,313   1.217 - 1.225    1,606           -   1.55 - 2.50     8.64 - 15.35

  AIM V.I. Mid Cap Core Equity Fund - Series II     2003     935   1.237 - 1.244    1,161           -   1.55 - 2.50     7.74 - 13.30
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                             2003     390   1.141 - 1.146      446           -   1.55 - 2.30     6.32 - 11.30
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares               2003     952   1.313 - 1.320    1,253        0.03   1.55 - 2.30     1.85 - 19.80

  Growth Fund - Class 2 Shares                      2003   2,243   1.251 - 1.259    2,817        0.20   1.55 - 2.50     3.97 - 17.16

  Growth-Income Fund - Class 2 Shares               2003   2,514   1.249 - 1.257    3,151        1.74   1.55 - 2.50     7.63 - 21.10
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                        2003      48   1.317 - 1.322       63           -   1.55 - 2.30     4.35 - 22.15

  Global Post-Venture Capital Portfolio             2003      27   1.236 - 1.238       34           -   1.95 - 2.30    15.70 - 25.97
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class         2003     668   1.256 - 1.264      843           -   1.55 - 2.50     3.03 - 19.38
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -
    Service Shares                                  2003     767   1.168 - 1.174      898        0.31   1.55 - 2.50     2.98 - 17.10
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Dreyfus Socially Responsible Growth
    Fund, Inc. - Service Shares                     2003      18           1.125       20           -   1.95 - 2.10      3.50 - 9.76
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                  2003     613   1.167 - 1.171      717        2.87   1.55 - 2.10     1.74 - 15.19
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                      2003     891   1.276 - 1.285    1,142        0.05   1.55 - 2.50     4.85 - 25.59
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                           2003   2,494   1.208 - 1.216    3,024        0.01   1.55 - 2.50    10.80 - 15.13

  Franklin Small Cap Fund - Class 2 Shares          2003   1,007   1.326 - 1.335    1,341           -   1.55 - 2.50     8.16 - 21.98

  Mutual Shares Securities Fund - Class 2 Shares    2003     588   1.200 - 1.207      707        0.02   1.55 - 2.50     5.35 - 12.57
  Templeton Developing Markets
    Securities Fund - Class 2 Shares                2003     176   1.472 - 1.479      260        0.09   1.55 - 2.30    10.66 - 32.50
  Templeton Foreign Securities Fund -
    Class 2 Shares                                  2003     947   1.330 - 1.338    1,264        0.02   1.55 - 2.50    14.52 - 21.33
  Templeton Growth Securities Fund -
    Class 2 Shares                                  2003     659   1.319 - 1.328      873        0.02   1.55 - 2.50     2.47 - 18.47

                                                                                             INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE     NET       MENT(1)     RATIO(2)       RETURN(3)
                                                  ENDED   UNITS     LOWEST TO     ASSETS     INCOME      LOWEST TO      LOWEST TO
                                                  DEC 31  (000S)    HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ------  ------   -------------  -------   ---------   -----------  ---------------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II Shares          2003   1,436   1.204 - 1.212    1,736        2.05   1.55 - 2.50     5.41 - 19.82
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares                    2003     544   1.267 - 1.274      692           -   1.55 - 2.30     6.27 - 14.00
  Salomon Brothers Variable Emerging
    Growth Fund - Class II Shares                   2003   2,029   1.249 - 1.257    2,544           -   1.55 - 2.50     4.59 - 14.84
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares                    2003     381   1.223 - 1.229      467        0.40   1.55 - 2.30     5.61 - 13.22
INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF - Utilities Fund                      2003      74   1.064 - 1.066       79        1.78   1.95 - 2.30     7.04 - 12.11
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares               2003     486   1.088 - 1.094      530        1.85   1.55 - 2.50      3.32 - 7.61
  Global Life Sciences Portfolio -
    Service Shares                                  2003     163   1.186 - 1.192      193           -   1.55 - 2.30     6.33 - 16.80

  Global Technology Portfolio - Service Shares      2003     195   1.379 - 1.386      270           -   1.55 - 2.30     3.98 - 33.66

  Worldwide Growth Portfolio - Service Shares       2003     189   1.248 - 1.254      236        0.48   1.55 - 2.30     8.04 - 13.96
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio             2003     404   1.326 - 1.334      537           -   1.55 - 2.50    13.41 - 19.48
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                       2003     412   1.235 - 1.243      511        1.40   1.55 - 2.50     9.44 - 15.72

  Mid-Cap Value Portfolio                           2003     470   1.250 - 1.258      589        1.16   1.55 - 2.50    13.17 - 19.98
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                        2003   1,263   1.225 - 1.233    1,555           -   1.55 - 2.50    11.09 - 15.45
  Oppenheimer Global Securities Fund/VA
    - Service Shares                                2003     969   1.404 - 1.413    1,367           -   1.55 - 2.50     7.40 - 26.95
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative Class      2003     631   1.041 - 1.047      659        0.36   1.55 - 2.30    (1.23) - 3.47

  Total Return Portfolio - Administrative Class     2003   2,401   1.007 - 1.013    2,427        1.50   1.55 - 2.50    (1.65) - 1.00
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                                 2003   2,327   0.989 - 0.995    2,311        2.52   1.55 - 2.50    (1.59) - 0.51
  Pioneer Balanced VCT Portfolio - Class
    II Shares                                       2003   2,606   1.103 - 1.110    2,886        1.58   1.55 - 2.50      3.26 - 7.68
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                               2003     421   1.501 - 1.510      634           -   1.55 - 2.50    12.08 - 38.95
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                                 2003   2,613   1.197 - 1.205    3,141        1.56   1.55 - 2.50     8.23 - 12.41

  Pioneer Europe VCT Portfolio - Class II Shares    2003     112   1.277 - 1.283      143           -   1.55 - 2.30    14.25 - 20.64

  Pioneer Fund VCT Portfolio - Class II Shares      2003   4,059   1.205 - 1.213    4,914        0.73   1.55 - 2.50     3.77 - 13.58
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                                 2003   1,756   1.146 - 1.154    2,023           -   1.55 - 2.50      3.79 - 9.41
  Pioneer High Yield VCT Portfolio -
    Class II Shares                                 2003  12,367   1.145 - 1.152   14,223        3.47   1.55 - 2.50     6.79 - 10.03
  Pioneer International Value VCT
    Portfolio - Class II Shares                     2003     595   1.282 - 1.290      766           -   1.55 - 2.50     5.25 - 20.67
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                                 2003   2,156   1.315 - 1.324    2,846           -   1.55 - 2.50     3.05 - 20.36
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares                     2003   1,409   1.253 - 1.261    1,773        3.75   1.55 - 2.50     1.78 - 21.61

                                                                                             INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE     NET       MENT(1)     RATIO(2)       RETURN(3)
                                                  ENDED   UNITS     LOWEST TO     ASSETS     INCOME      LOWEST TO      LOWEST TO
                                                  DEC 31  (000S)    HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ------  ------   -------------  -------   ---------   -----------  ---------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                               2003   1,448   1.346 - 1.355    1,957           -   1.55 - 2.50     4.56 - 20.61
  Pioneer Small Company VCT Portfolio -
    Class II Shares                                 2003     380   1.277 - 1.285      486           -   1.55 - 2.50     5.80 - 15.97
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                               2003   2,460   1.082 - 1.089    2,673        3.35   1.55 - 2.50      3.73 - 8.18

  Pioneer Value VCT Portfolio - Class II Shares     2003     669   1.184 - 1.192      796        0.03   1.55 - 2.50     3.66 - 12.62
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                                 2003     122   1.287 - 1.294      157           -   1.55 - 2.30     7.21 - 21.47
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                       2003     614   1.425 - 1.430      876           -   1.55 - 2.10    16.78 - 32.40
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                            2003     395   1.304 - 1.311      516        0.41   1.55 - 2.30     5.91 - 18.39

  Investors Fund - Class I                          2003     601   1.268 - 1.274      763        2.89   1.55 - 2.30     1.92 - 15.61

  Large Cap Growth Fund - Class I                   2003     336   1.300 - 1.308      439        0.01   1.55 - 2.50     1.72 - 16.79

  Small Cap Growth Fund - Class I                   2003     511   1.423 - 1.430      729           -   1.55 - 2.30    17.67 - 27.74

  Total Return Fund - Class II                      2003   1,629   1.108 - 1.115    1,812        0.61   1.55 - 2.50      2.68 - 7.99
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate Securities
    Portfolio - Class B                             2003     506   1.160 - 1.166      589           -   1.55 - 2.50     4.29 - 18.19
SCUDDER VARIABLE SERIES I
  21st Century Growth Portfolio - Class B           2003      76   1.125 - 1.128       86           -   1.90 - 2.30      1.26 - 6.52

  Capital Growth Portfolio - Class B                2003     337   1.112 - 1.118      376           -   1.55 - 2.50     4.39 - 10.08

  Global Discovery Portfolio - Class B              2003     274   1.251 - 1.255      344           -   1.70 - 2.30     7.82 - 22.36

  Growth and Income Portfolio - Class B             2003     409   1.124 - 1.130      461           -   1.55 - 2.50     4.54 - 13.72

  Health Sciences Portfolio - Class B               2003     483   1.119 - 1.125      542           -   1.55 - 2.50     1.44 - 11.12

  International Portfolio - Class B                 2003     247   1.182 - 1.187      293           -   1.55 - 2.30     1.28 - 17.79
SCUDDER VARIABLE SERIES II
  Scudder Aggressive Growth Portfolio - Class B     2003     199   1.162 - 1.165      232           -   1.90 - 2.30     4.77 - 12.04

  Scudder Blue Chip Portfolio - Class B             2003     581   1.152 - 1.158      671           -   1.55 - 2.50     5.18 - 16.53

  Scudder Contrarian Value Portfolio - Class B      2003   1,057   1.159 - 1.165    1,229           -   1.55 - 2.50     6.79 - 16.30

  Scudder Fixed Income Portfolio - Class B          2003   1,455   0.985 - 0.991    1,437           -   1.55 - 2.50    (1.50) - 2.92

  Scudder Global Blue Chip Portfolio - Class B      2003     185   1.178 - 1.183      219           -   1.55 - 2.30     4.15 - 17.66
  Scudder Government Securities
    Portfolio - Class B                             2003     489   0.992 - 0.998      486           -   1.55 - 2.50    (0.30) - 1.74

  Scudder Growth Portfolio - Class B                2003     277   1.105 - 1.110      306           -   1.70 - 2.50     2.21 - 11.02

  Scudder High Income Portfolio - Class B           2003   1,081   1.088 - 1.094    1,180           -   1.55 - 2.50     4.69 - 10.66

                                                                                             INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE     NET       MENT(1)     RATIO(2)       RETURN(3)
                                                  ENDED   UNITS     LOWEST TO     ASSETS     INCOME      LOWEST TO      LOWEST TO
                                                  DEC 31  (000S)    HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ------  ------   -------------  -------   ---------   -----------  ---------------
SCUDDER VARIABLE SERIES II (CONTINUED)
Scudder International Select Equity
    Portfolio - Class B                             2003     443   1.206 - 1.212      535           -   1.55 - 2.50     9.78 - 20.30

  Scudder Money Market Portfolio - Class B          2003   3,174   0.987 - 0.992    3,140        0.14   1.55 - 2.50    (1.00) - 0.00

  Scudder Small Cap Growth Portfolio - Class B      2003     434   1.129 - 1.135      491           -   1.55 - 2.50   (1.56) - 12.62

  Scudder Strategic Income Portfolio - Class B      2003     520   0.982 - 0.987      512           -   1.55 - 2.50    (0.10) - 3.79

  Scudder Technology Growth Portfolio - Class B     2003     473   1.212 - 1.217      574           -   1.70 - 2.50     0.66 - 20.63

  Scudder Total Return Portfolio - Class B          2003     359   1.060 - 1.066      382           -   1.55 - 2.50      3.91 - 6.85

  SVS Davis Venture Value Portfolio - Class B       2003   1,041   1.154 - 1.161    1,205           -   1.55 - 2.50     5.55 - 15.11
  SVS Dreman Financial Services
    Portfolio - Class B                             2003     352   1.126 - 1.131      397           -   1.70 - 2.50     3.48 - 12.45
  SVS Dreman High Return Equity
    Portfolio - Class B                             2003     800   1.159 - 1.165      929           -   1.55 - 2.50     8.99 - 18.37

  SVS Dreman Small Cap Value Portfolio - Class B    2003     788   1.241 - 1.247      981           -   1.55 - 2.50     5.97 - 21.88
  SVS Eagle Focused Large Cap Growth
    Portfolio - Class B                             2003     477   1.115 - 1.120      533           -   1.55 - 2.50     1.82 - 11.06

  SVS Focus Value & Growth Portfolio - Class B      2003      54   1.154 - 1.157       62           -   1.95 - 2.50     8.95 - 16.16

  SVS Index 500 Portfolio - Class B                 2003     342   1.128 - 1.135      387           -   1.55 - 2.50     3.75 - 12.97

  SVS INVESCO Dynamic Growth Portfolio - Class B    2003      85   1.174 - 1.178      100           -   1.55 - 2.10      2.97 - 7.90
  SVS Janus Growth And Income Portfolio
    - Class B                                       2003     578   1.116 - 1.122      647           -   1.55 - 2.50     6.26 - 12.00
  SVS Janus Growth Opportunities
    Portfolio - Class B                             2003     118   1.109 - 1.113      132           -   1.55 - 2.10     4.70 - 11.45

  SVS MFS Strategic Value Portfolio - Class B       2003     455   1.119 - 1.124      510           -   1.55 - 2.50     4.19 - 12.99

  SVS Oak Strategic Equity Portfolio - Class B      2003     236   1.190 - 1.196      282           -   1.55 - 2.50     2.23 - 18.35

  SVS Turner Mid Cap Growth Portfolio - Class B     2003     325   1.209 - 1.215      394           -   1.55 - 2.50   (1.54) - 19.04
THE ALGER AMERICAN FUND
  Alger American Balanced Portfolio -
    Class S Shares                                  2003     735   1.059 - 1.065      780           -   1.55 - 2.50      3.40 - 9.81
  Alger American Leveraged AllCap
    Portfolio - Class S Shares                      2003     187   1.118 - 1.123      209           -   1.70 - 2.50    (0.18) - 9.69
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                  2003     505   1.135 - 1.141      574        7.10   1.55 - 2.30      6.75 - 9.56

  Disciplined Mid Cap Stock Portfolio               2003     344   1.293 - 1.300      447        0.55   1.55 - 2.30     3.02 - 18.84

  Equity Income Portfolio                           2003   1,075   1.229 - 1.235    1,325        1.73   1.55 - 2.30     8.37 - 18.12

  Federated High Yield Portfolio                    2003     479   1.103 - 1.109      531       12.82   1.55 - 2.30     6.88 - 10.05

  Federated Stock Portfolio                         2003      72   1.245 - 1.251       90        2.90   1.55 - 2.30     7.59 - 15.41

                                                                                             INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE     NET       MENT(1)     RATIO(2)       RETURN(3)
                                                  ENDED   UNITS     LOWEST TO     ASSETS     INCOME      LOWEST TO      LOWEST TO
                                                  DEC 31  (000S)    HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ------  ------   -------------  -------   ---------   -----------  ---------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Large Cap Portfolio                               2003     455   1.183 - 1.189      539        0.60   1.55 - 2.30     7.64 - 13.36

  Lazard International Stock Portfolio              2003      95   1.262 - 1.266      120        2.77   1.55 - 2.10    14.20 - 16.94

  Merrill Lynch Large Cap Core Portfolio            2003     129   1.156 - 1.161      149        1.58   1.55 - 2.30      1.49 - 9.84

  MFS Emerging Growth Portfolio                     2003     242   1.191 - 1.197      288           -   1.55 - 2.30     1.02 - 12.08

  MFS Mid Cap Growth Portfolio                      2003     406   1.274 - 1.282      519           -   1.55 - 2.50     5.25 - 13.36

  Pioneer Fund Portfolio                            2003      75   1.184 - 1.188       89        2.21   1.95 - 2.50     9.02 - 13.68

  Travelers Quality Bond Portfolio                  2003   1,909   1.010 - 1.015    1,935       10.20   1.55 - 2.30    (1.08) - 2.33
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                2003     301   1.218 - 1.226      368           -   1.55 - 2.50     3.92 - 20.97

  MFS Total Return Portfolio                        2003   3,286   1.119 - 1.126    3,690        6.27   1.55 - 2.50      5.04 - 9.99
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                  2003     334   0.997 - 0.999      333        0.70   1.55 - 2.10      0.00 - 0.10

  Strategic Equity Portfolio                        2003     500   1.223 - 1.229      613           -   1.55 - 2.30     6.34 - 16.16
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares              2003     579   1.253 - 1.261      728           -   1.55 - 2.50     6.55 - 14.43

  Enterprise Portfolio - Class II Shares            2003     135   1.180 - 1.188      160           -   1.55 - 2.50     4.33 - 15.34
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class 2         2003     800   1.232 - 1.240      989           -   1.55 - 2.50     5.92 - 16.45
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                               2003      76   1.181 - 1.185       90           -   1.55 - 2.15     8.02 - 11.93

  Mid Cap Portfolio - Service Class 2               2003     529   1.402 - 1.411      745           -   1.55 - 2.50    12.40 - 29.56

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD MAY 5, 2003 (DATE  OPERATIONS  COMMENCED)  TO DECEMBER  31,
   2003

                                                                                                                      AIM V.I.
                                                                                                AIM V.I.              MID CAP
                                                                                                CAPITAL                 CORE
                                                     CAPITAL                MONEY             APPRECIATION             EQUITY
                                                  APPRECIATION             MARKET                FUND -                FUND -
                                                      FUND               PORTFOLIO             SERIES II             SERIES II
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              285,300             9,681,373             1,389,321               949,083
Accumulation units redeemed and
  transferred to other funding options .                 (251)           (4,997,732)              (76,220)              (13,739)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              285,049             4,683,641             1,313,101               935,344
                                                  ===========           ===========           ===========           ===========

                                                ALLIANCEBERNSTEIN          GLOBAL
                                                     PREMIER               GROWTH               GROWTH
                                                     GROWTH                FUND -               FUND -             GROWTH-INCOME
                                                  PORTFOLIO -             CLASS 2               CLASS 2           FUND - CLASS 2
                                                     CLASS B               SHARES               SHARES                SHARES
                                                -----------------       -----------           -----------         --------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              390,442               954,515             2,306,635             2,511,860
Accumulation units redeemed and
  transferred to other funding options .                   (5)               (2,895)              (63,868)                1,931
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              390,437               951,620             2,242,767             2,513,791
                                                  ===========           ===========           ===========           ===========

                                                                                                                      DREYFUS
                                                                                                DELAWARE              MIDCAP
                                                                           GLOBAL               VIP REIT               STOCK
                                                   EMERGING             POST-VENTURE           SERIES -             PORTFOLIO -
                                                    MARKETS                CAPITAL              STANDARD              SERVICE
                                                   PORTFOLIO              PORTFOLIO              CLASS                SHARES
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               47,960                27,389               671,391               770,517
Accumulation units redeemed and
  transferred to other funding options .                 (225)                 (134)               (3,124)               (3,219)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               47,735                27,255               668,267               767,298
                                                  ===========           ===========           ===========           ===========

                                                    DREYFUS                                                          FRANKLIN
                                                   SOCIALLY                                                           RISING
                                                  RESPONSIBLE                                  DREYFUS VIF           DIVIDENDS
                                                    GROWTH               DREYFUS VIF           DEVELOPING           SECURITIES
                                                  FUND, INC. -           APPRECIATION            LEADERS               FUND -
                                                    SERVICE               PORTFOLIO -          PORTFOLIO -             CLASS 2
                                                    SHARES             INITIAL SHARES       INITIAL SHARES            SHARES
                                                  ------------         --------------       --------------          -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               17,608               613,552               892,740             2,556,565
Accumulation units redeemed and
  transferred to other funding options .                   --                   (92)               (1,357)              (62,790)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               17,608               613,460               891,383             2,493,775
                                                  ===========           ===========           ===========           ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                               TEMPLETON
                                                                           MUTUAL             DEVELOPING             TEMPLETON
                                                    FRANKLIN               SHARES               MARKETS              FOREIGN
                                                   SMALL CAP             SECURITIES            SECURITIES           SECURITIES
                                                     FUND -                FUND -               FUND -                FUND -
                                                    CLASS 2               CLASS 2               CLASS 2              CLASS 2
                                                     SHARES                SHARES               SHARES                SHARES
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            1,098,526               589,141               177,040               954,426
Accumulation units redeemed and
  transferred to other funding options .              (91,218)               (1,123)                 (551)               (7,642)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,007,308               588,018               176,489               946,784
                                                  ===========           ===========           ===========           ===========

                                                                                                                       SALOMON
                                                                                                SALOMON               BROTHERS
                                                   TEMPLETON                                    BROTHERS              VARIABLE
                                                    GROWTH                 EQUITY              VARIABLE               EMERGING
                                                  SECURITIES               INDEX                EMERGING               GROWTH
                                                    FUND -              PORTFOLIO -          GROWTH FUND -             FUND -
                                                    CLASS 2               CLASS II              CLASS I               CLASS II
                                                    SHARES                 SHARES                SHARES                SHARES
                                                  -----------           -----------          -------------          -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              663,540             1,463,146               549,185             2,070,777
Accumulation units redeemed and
  transferred to other funding options .               (4,827)              (27,131)               (4,699)              (41,494)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              658,713             1,436,015               544,486             2,029,283
                                                  ===========           ===========           ===========           ===========

                                                     SALOMON
                                                    BROTHERS
                                                    VARIABLE
                                                    GROWTH &                                                       GLOBAL LIFE
                                                     INCOME               INVESCO              BALANCED             SCIENCES
                                                     FUND -                VIF -              PORTFOLIO -           PORTFOLIO -
                                                    CLASS I              UTILITIES              SERVICE              SERVICE
                                                     SHARES                 FUND                SHARES                SHARES
                                                  -----------           -----------           -----------          ------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              385,549                73,879               487,215               162,882
Accumulation units redeemed and
  transferred to other funding options .               (4,574)                  (59)               (1,681)                 (166)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              380,975                73,820               485,534               162,716
                                                  ===========           ===========           ===========           ===========

                                                     GLOBAL              WORLDWIDE
                                                   TECHNOLOGY             GROWTH                LAZARD
                                                   PORTFOLIO -          PORTFOLIO -            RETIREMENT             GROWTH
                                                     SERVICE              SERVICE              SMALL CAP            AND INCOME
                                                     SHARES                SHARES              PORTFOLIO            PORTFOLIO
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              197,021               189,505               406,839               413,663
Accumulation units redeemed and
  transferred to other funding options .               (1,551)                 (669)               (3,183)               (1,180)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              195,470               188,836               403,656               412,483
                                                  ===========           ===========           ===========           ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                         OPPENHEIMER           OPPENHEIMER
                                                                           CAPITAL               GLOBAL             REAL RETURN
                                                    MID-CAP             APPRECIATION            SECURITIES          PORTFOLIO -
                                                     VALUE                FUND/VA -              FUND/VA -          ADMINISTRATIVE
                                                   PORTFOLIO           SERVICE SHARES        SERVICE SHARES            CLASS
                                                  -----------          --------------        --------------        --------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              470,090             1,318,744               976,451               731,784
Accumulation units redeemed and
  transferred to other funding options .                 (543)              (55,545)               (7,527)             (100,725)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              469,547             1,263,199               968,924               631,059
                                                  ===========           ===========           ===========           ===========

                                                                          PIONEER                                     PIONEER
                                                                          AMERICA               PIONEER               EMERGING
                                                     TOTAL                INCOME               BALANCED               MARKETS
                                                    RETURN                  VCT                   VCT                   VCT
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                ADMINISTRATIVE            CLASS II             CLASS II               CLASS II
                                                     CLASS                 SHARES                SHARES                SHARES
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            2,620,499             2,523,742             2,658,348               430,703
Accumulation units redeemed and
  transferred to other funding options .             (219,406)             (197,064)              (52,252)              (10,080)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            2,401,093             2,326,678             2,606,096               420,623
                                                  ===========           ===========           ===========           ===========

                                                                                                                      PIONEER
                                                    PIONEER               PIONEER                                     GROWTH
                                                    EQUITY                EUROPE                PIONEER               SHARES
                                                  INCOME VCT                VCT                FUND VCT                 VCT
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                   CLASS II               CLASS II             CLASS II               CLASS II
                                                    SHARES                 SHARES                SHARES                SHARES
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            2,635,051               111,745             4,105,392             1,759,666
Accumulation units redeemed and
  transferred to other funding options .              (22,171)                 (131)              (46,376)               (3,295)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            2,612,880               111,614             4,059,016             1,756,371
                                                  ===========           ===========           ===========           ===========

                                                    PIONEER               PIONEER               PIONEER                PIONEER
                                                  HIGH YIELD           INTERNATIONAL            MID CAP             REAL ESTATE
                                                     VCT                  VALUE VCT            VALUE VCT             SHARES VCT
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                   CLASS II               CLASS II             CLASS II               CLASS II
                                                    SHARES                 SHARES               SHARES                 SHARES
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options           14,340,559               605,863             2,288,024             1,425,148
Accumulation units redeemed and
  transferred to other funding options .           (1,973,199)              (10,953)             (131,691)              (16,401)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           12,367,360               594,910             2,156,333             1,408,747
                                                  ===========           ===========           ===========           ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                               PIONEER
                                                    PIONEER               PIONEER             STRATEGIC
                                                   SMALL CAP               SMALL                INCOME                PIONEER
                                                   VALUE VCT              COMPANY                 VCT                VALUE VCT
                                                  PORTFOLIO -         VCT PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
                                                   CLASS II               CLASS II             CLASS II              CLASS II
                                                    SHARES                 SHARES               SHARES                SHARES
                                                  -----------         ---------------         -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            1,572,939               392,079             2,589,069               737,855
Accumulation units redeemed and
  transferred to other funding options .             (125,068)              (12,519)             (129,456)              (68,891)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,447,871               379,560             2,459,613               668,964
                                                  ===========           ===========           ===========           ===========

                                                    PUTNAM                 PUTNAM
                                                      VT                     VT
                                                 INTERNATIONAL           SMALL CAP
                                                    EQUITY                  VALUE
                                                    FUND -                 FUND -                ALL CAP             INVESTORS
                                                   CLASS IB               CLASS IB               FUND -                FUND -
                                                    SHARES                 SHARES                CLASS I              CLASS I
                                                 -------------          -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              122,355               625,922               395,939               602,741
Accumulation units redeemed and
  transferred to other funding options .                 (654)              (12,372)               (1,288)               (1,955)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              121,701               613,550               394,651               600,786
                                                  ===========           ===========           ===========           ===========

                                                                                                                      SCUDDER
                                                     LARGE                                       TOTAL             REAL ESTATE
                                                  CAP GROWTH             SMALL CAP              RETURN              SECURITIES
                                                    FUND -             GROWTH FUND -             FUND -              PORTFOLIO -
                                                    CLASS I               CLASS I              CLASS II               CLASS B
                                                  -----------          -------------          -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              337,733               514,078             1,683,028               509,041
Accumulation units redeemed and
  transferred to other funding options .               (1,664)               (2,752)              (54,108)               (2,832)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              336,069               511,326             1,628,920               506,209
                                                  ===========           ===========           ===========           ===========

                                                      21ST
                                                    CENTURY               CAPITAL                GLOBAL              GROWTH AND
                                                     GROWTH               GROWTH               DISCOVERY               INCOME
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                    CLASS B               CLASS B               CLASS B               CLASS B
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               76,182               337,542               274,980               410,316
Accumulation units redeemed and
  transferred to other funding options .                   --                  (668)                 (771)               (1,424)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               76,182               336,874               274,209               408,892
                                                  ===========           ===========           ===========           ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                SCUDDER
                                                     HEALTH                                   AGGRESSIVE              SCUDDER
                                                    SCIENCES           INTERNATIONAL            GROWTH              BLUE CHIP
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                    CLASS B                CLASS B              CLASS B               CLASS B
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              484,980               248,646               199,279               584,205
Accumulation units redeemed and
  transferred to other funding options .               (1,749)               (1,293)                  (15)               (3,224)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              483,231               247,353               199,264               580,981
                                                  ===========           ===========           ===========           ===========

                                                    SCUDDER              SCUDDER                                     SCUDDER
                                                  CONTRARIAN              FIXED                 SCUDDER             GOVERNMENT
                                                    VALUE                 INCOME              GLOBAL BLUE           SECURITIES
                                                  PORTFOLIO -           PORTFOLIO -        CHIP PORTFOLIO -         PORTFOLIO -
                                                    CLASS B               CLASS B               CLASS B               CLASS B
                                                  -----------           -----------        ----------------         -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            1,060,000             1,467,766               185,498               489,078
Accumulation units redeemed and
  transferred to other funding options .               (2,555)              (13,006)                  (45)                 (355)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,057,445             1,454,760               185,453               488,723
                                                  ===========           ===========           ===========           ===========

                                                                                                SCUDDER
                                                                                             INTERNATIONAL            SCUDDER
                                                     SCUDDER              SCUDDER               SELECT                 MONEY
                                                     GROWTH             HIGH INCOME             EQUITY                MARKET
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                    CLASS B               CLASS B               CLASS B               CLASS B
                                                  -----------           -----------          -------------          -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              277,171             1,085,180               443,828             3,308,727
Accumulation units redeemed and
  transferred to other funding options .                 (613)               (4,028)               (1,255)             (135,208)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              276,558             1,081,152               442,573             3,173,519
                                                  ===========           ===========           ===========           ===========

                                                    SCUDDER               SCUDDER              SCUDDER                SCUDDER
                                                   SMALL CAP             STRATEGIC            TECHNOLOGY               TOTAL
                                                    GROWTH                 INCOME               GROWTH                 RETURN
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                    CLASS B               CLASS B               CLASS B               CLASS B
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              433,718               520,685               479,069               360,761
Accumulation units redeemed and
  transferred to other funding options .                 (126)                 (299)               (6,101)               (1,356)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              433,592               520,386               472,968               359,405
                                                  ===========           ===========           ===========           ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                             SVS                  SVS                   SVS
                                                   SVS DAVIS               DREMAN               DREMAN                DREMAN
                                                    VENTURE              FINANCIAL            HIGH RETURN           SMALL CAP
                                                     VALUE                SERVICES              EQUITY                VALUE
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                    CLASS B               CLASS B              CLASS B               CLASS B
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            1,041,908               354,412               804,259               794,958
Accumulation units redeemed and
  transferred to other funding options .               (1,106)               (2,856)               (4,664)               (7,163)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,040,802               351,556               799,595               787,795
                                                  ===========           ===========           ===========           ===========

                                                      SVS
                                                     EAGLE                                                             SVS
                                                    FOCUSED                 SVS                                      INVESCO
                                                   LARGE CAP            FOCUS VALUE            SVS INDEX             DYNAMIC
                                                     GROWTH              & GROWTH                 500                 GROWTH
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                    CLASS B               CLASS B               CLASS B               CLASS B
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              478,778                53,844               342,107                85,526
Accumulation units redeemed and
  transferred to other funding options .               (1,458)                  (24)                 (506)                 (385)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              477,320                53,820               341,601                85,141
                                                  ===========           ===========           ===========           ===========

                                                      SVS
                                                     JANUS               SVS JANUS                                   SVS OAK
                                                     GROWTH               GROWTH               SVS MFS               STRATEGIC
                                                   AND INCOME          OPPORTUNITIES           STRATEGIC              EQUITY
                                                  PORTFOLIO -           PORTFOLIO -        VALUE PORTFOLIO -        PORTFOLIO -
                                                     CLASS B              CLASS B               CLASS B               CLASS B
                                                  -----------          -------------       -----------------        -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              578,323               118,438               456,139               236,285
Accumulation units redeemed and
  transferred to other funding options .                 (717)                   (1)               (1,302)                 (351)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              577,606               118,437               454,837               235,934
                                                  ===========           ===========           ===========           ===========

                                                                                                 ALGER
                                                                            ALGER               AMERICAN
                                                  SVS TURNER              AMERICAN             LEVERAGED
                                                    MID CAP               BALANCED              ALLCAP
                                                    GROWTH              PORTFOLIO -           PORTFOLIO -           CONVERTIBLE
                                                  PORTFOLIO -             CLASS S               CLASS S             SECURITIES
                                                   CLASS B                 SHARES               SHARES               PORTFOLIO
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              325,429             1,150,516               228,451               510,477
Accumulation units redeemed and
  transferred to other funding options .                 (119)             (415,615)              (41,460)               (5,747)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              325,310               734,901               186,991               504,730
                                                  ===========           ===========           ===========           ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                  DISCIPLINED
                                                    MID CAP               EQUITY               FEDERATED             FEDERATED
                                                     STOCK                INCOME              HIGH YIELD               STOCK
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              351,949             1,080,296               495,237                74,020
Accumulation units redeemed and
  transferred to other funding options .               (7,633)               (5,070)              (15,850)               (1,608)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              344,316             1,075,226               479,387                72,412
                                                  ===========           ===========           ===========           ===========

                                                                                                MERRILL
                                                                           LAZARD                LYNCH                   MFS
                                                                       INTERNATIONAL             LARGE                EMERGING
                                                   LARGE CAP               STOCK               CAP CORE                GROWTH
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                  -----------          -------------          -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              454,885                95,015               128,847               241,683
Accumulation units redeemed and
  transferred to other funding options .                 (230)                 (310)                   (3)                  (10)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              454,655                94,705               128,844               241,673
                                                  ===========           ===========           ===========           ===========

                                                       MFS                                     TRAVELERS
                                                    MID CAP               PIONEER               QUALITY             AIM CAPITAL
                                                     GROWTH                FUND                   BOND             APPRECIATION
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                                  -----------           -----------           -----------          ------------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              406,093                75,251             2,095,265               305,789
Accumulation units redeemed and
  transferred to other funding options .                 (454)                   (4)             (185,931)               (4,980)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              405,639                75,247             1,909,334               300,809
                                                  ===========           ===========           ===========           ===========

                                                                             SB
                                                                         ADJUSTABLE
                                                                            RATE
                                                      MFS                  INCOME                                    COMSTOCK
                                                     TOTAL               PORTFOLIO -           STRATEGIC            PORTFOLIO -
                                                    RETURN                CLASS I               EQUITY               CLASS II
                                                   PORTFOLIO               SHARES              PORTFOLIO              SHARES
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options            3,309,980               334,340               500,954               579,779
Accumulation units redeemed and
  transferred to other funding options .              (23,627)                   --                  (540)               (1,180)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            3,286,353               334,340               500,414               578,599
                                                  ===========           ===========           ===========           ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD MAY 5, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                DYNAMIC
                                                                                                CAPITAL
                                                  ENTERPRISE           CONTRAFUND(R)         APPRECIATION             MID CAP
                                                  PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                                   CLASS II              SERVICE                SERVICE               SERVICE
                                                    SHARES                CLASS 2               CLASS 2              CLASS 2
                                                  -----------          ------------          ------------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options              135,044               801,588                76,407               530,358
Accumulation units redeemed and
  transferred to other funding options .                   (2)               (1,729)                 (318)               (1,116)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              135,042               799,859                76,089               529,242
                                                  ===========           ===========           ===========           ===========

                                                    COMBINED
                                                  ------------

Accumulation units beginning of year ...                    --
Accumulation units purchased and
  transferred from other funding options           115,393,414
Accumulation units redeemed and
  transferred to other funding options .            (9,584,546)
                                                  ------------
Accumulation units end of year .........           105,808,868
                                                  ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of TLAC Separate
Account Twelve for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of TLAC Separate Account Twelve for Variable Annuities as of December 31, 2003 and the related statements of operations, the statement of changes in net assets and the financial highlights for the period May 5, 2003 (date operations commenced) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TLAC Separate Account Twelve for Variable Annuities as of December 31, 2003, the results of its operations, the changes in its net assets for and the financial highlights for the period May 5, 2003 (date operations commenced) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


                                              /s/ KPMG LLP

Hartford, Connecticut
March 8, 2004

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TLAC Separate Account Twelve for Variable Annuities or shares of Separate Account Twelve's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for TLAC Separate Account Twelve for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



VG-SEP12 (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES




                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY




                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-19932S-TLAC                                                          May, 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:
       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
       Notes to Financial Statements

(b)  EXHIBITS

     EXHIBIT

      NUMBER      DESCRIPTION

        1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65946 filed April 15, 2003.)

        4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101814, filed April 17, 2003.)

        5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778 filed April 17, 2003.)

      6.(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

      6.(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

        7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective

                  Amendment No 6 to the Registration Statement on Form N-6, File No. 333-69773, filed February 19, 2003.)

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 12, 2002.)

       10.        Consent of KPMG, LLP, Independent Auditors. Filed herewith.

       11.        Not applicable.

       12.        Not applicable.

       14.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit 15 to Registration Statement on Form N-4, filed December 12, 2002.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY

George C. Kokulis*           Director, Chairman, President and Chief Executive
                             Officer

Glenn D. Lammey*             Director, Senior Executive Vice President, Chief
                             Financial Officer, Chief Accounting Officer

Kathleen L. Preston*         Director and Executive Vice President

Edward W. Cassidy*           Senior Vice President

Winifred Grimaldi*           Senior Vice President

Marla Berman Lewitus*        Director, Senior Vice President and General Counsel

Brendan Lynch*               Senior Vice President

David A. Tyson*              Senior Vice President

David A. Golino*             Vice President and Controller

Donald R. Munson, Jr.*       Vice President

Mark Remington*              Vice President

Tim W. Still*                Vice President

Bennett Kleinberg*           Vice President

Dawn Fredette*               Vice President

George E. Eknaian*           Vice President and Chief Actuary

Linn K. Richardson*          Second Vice President and Actuary

Paul Weissman*               Second Vice President and Actuary

Ernest J. Wright*            Vice President and Secretary

Kathleen A. McGah*           Assistant Secretary and Deputy General Counsel


Principal Business Address:

*  The Travelers Insurance Company
   One Cityplace
   Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 2,304 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 6103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL          POSITIONS AND OFFICES
        BUSINESS ADDRESS            WITH UNDERWRITER

        Kathleen L. Preston         Board of Manager

        Glenn D. Lammey             Board of Manager

        William F. Scully III       Board of Manager

        Donald R. Munson, Jr.       Board of Manager, President, Chief Executive
                                    Officer and Chief Operating Officer

        Tim W. Still                Vice President

        Anthony Cocolla             Vice President

        John M. Laverty             Treasurer and Chief Financial Officer

        Stephen E. Abbey            Chief Compliance Officer

        Alison K. George            Director and Chief Advertising
                                    Compliance Officer

        Stephen T. Mullin           Chief Compliance Officer

        Ernest J. Wright            Secretary

        Kathleen A. McGah           Assistant Secretary

        William D. Wilcox           Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

(1)  The Travelers Life and Annuity Company
     One Cityplace
     Hartford, Connecticut  06103-3415

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 23rd day of April 2004.

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                               By: *GLENN D. LAMMEY
                                   ---------------------------------------------
                                   Glenn D. Lammey, Chief Financial Officer,
                                   Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 23rd day of April 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
---------------------------------       Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
---------------------------------       Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director
---------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
---------------------------------
(Kathleen L. Preston)



*By:     /s/Ernest J. Wright, Attorney-in-Fact

                                                   EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                                    METHOD OF FILING
  -----------    -----------                                    ----------------
      10.        Consent of KPMG LLP, Independent Auditors.     Electronically